Registration No. 333-40254


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                    FORM N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      Pre-Effective Amendment No. _____ _____

                     Post-Effective Amendment No. _2___ __X__


                                     and/or


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                             Amendment No. ________

                        (Check appropriate box or boxes)

         Principal  Life Insurance Company Separate Account B
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)


                  Principal  Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

          The Principal Financial Group, Des Moines, Iowa              50392
--------------------------------------------------------------------------------
  (Address of Depositor's Principal Executive Offices)               (Zip Code)


Depositor's Telephone Number, including Area Code   (515) 248-3842


  M. D. Roughton, The Principal Financial Group, Des Moines, Iowa  50392
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box)

        _____  immediately upon filing pursuant to paragraph (b) of Rule 485

        __X__  on May 1, 2002 pursuant to paragraph (b) of Rule 485

        _____  60 days after filing pursuant to paragraph (a)(1) of Rule 485

        _____  on (date) pursuant to paragraph (a)(1) of Rule 485

        _____  75 days after filing  pursuant to paragraph (a)(2) of Rule 485

        _____  on (date) pursuant to paragraph (a)(2) of Rule 485

               If appropriate, check the following box:

        _____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

               PRINCIPAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B
                  PRINCIPAL FLEXIBLE VARIABLE ANNUITY CONTRACT
                          WITH PURCHASE PAYMENT CREDIT

                       Registration Statement on Form N-4
                              Cross Reference Sheet

Form N-4 Item                                      Caption in Prospectus

Part A

  1.   Cover Page                                Principal  Life
                                                 Insurance Company Separate
                                                 Account B Flexible Variable
                                                 Annuity ("FVA") Contract

  2.   Definitions                               Glossary

  3.   Synopsis                                  Summary of Expense Information

  4.   Condensed Financial                       Condensed Financial Information
       Information                               Independent Auditors,
                                                 Financial Statements

  5.   General Description of                    Summary, The Company,
       Registrant                                The Separate Account, Voting
                                                 Rights, The Underlying Mutual
                                                 Funds

  6.   Deductions                                Summary, Charges and
                                                 Deductions, Annual Fee,
                                                 Mortality and Expense Risks
                                                 Charge, Transaction Fee,
                                                 Premium Taxes, Surrender
                                                 Charge, Administrative Charge
                                                 Distribution of the Contract

  7.   General Description of                    Summary, The Contract,
       Variable Annuity Contract                 To Buy a Contract, Purchase
                                                 Payments, Right to Examine the
                                                 Contract, Exchange Credit,
                                                 Prior  to  the Retirement Date,
                                                 Performance  Calculation,  The
                                                 Accumulation Period, The  Value
                                                 of Your Contract, Separate
                                                 Account Division,  Unscheduled
                                                 Transfers, Scheduled Transfers,
                                                 Automatic Portfolio
                                                 Rebalancing,  Surrenders, Total
                                                 Surrender,  Unscheduled
                                                 Partial  Surrender,  Scheduled
                                                 Partial Surrender, Death
                                                 Benefit Payment of Death
                                                 Benefit,  The Annuity  payment
                                                 Period,  Annuity Payment Date,
                                                 Annuity Payment Options,
                                                 Transfers,  The Separate
                                                 Account,  General  Provisions,
                                                 Rights Reserved by the Company,
                                                 Customer Inquiries

  8.   Annuity Period                            Annuity Payment Period,
                                                 Annuity Payment Date, Annuity
                                                 Payment Options

  9.   Death Benefit                             Death Benefit, Payment of Death
                                                 Benefit, Federal Tax Matters,
                                                 Non-Qualified Contracts,
                                                 Required Distributions for Non-
                                                 Qualified Contracts, IRA, SEP
                                                 and SIMPLE-IRA, Rollover IRAs

 10.   Purchase and Contract Value               Summary, The Contract,
                                                 To Buy a Contract, Purchase
                                                 Payments, Right to Examine the
                                                 Contract, Replacement
                                                 Contracts, The Accumulation
                                                 Period, The Value of Your
                                                 Contract, Purchase Payments,
                                                 Separate Account Division
                                                 Transfers, Delay of Payments,
                                                 Distribution of the
                                                 Contract

 11.   Redemptions                               Summary, Annuity Payment
                                                 Options, Surrenders,
                                                 Delay of Payments

 12.   Taxes                                     Summary, Annuity Payment
                                                 Options, Federal Tax Matters,
                                                 Non-Qualified Contracts,
                                                 Required Distributions for
                                                 Non-Qualified Contracts, IRA,
                                                 SEP, SAR/SEP and SIMPLE-IRA,
                                                 Rollover IRAs, Withholding,
                                                 Mutual Fund Diversification

 13.   Legal Proceedings                         Legal Proceedings

 14.   Table of Contents of the                  Table of Contents of the
       Statement of Additional                   Statement of Additional
       Information                               Information

Part B                                           Statement of Additional
                                                 Information

                                                 Caption**

 15.   Cover Page                                Principal  Life
                                                 Insurance Company Separate
                                                 Account B Flexible Variable
                                                 Annuity ("FVA") Contract

 16.   Table of Contents                         Table of Contents

 17.   General Information and                   None
       History

 18.   Services                                  Independent Auditors**,
                                                 Independent Auditors

 19.   Purchase of Securities                    Summary**, Purchase Payments
       Being Offered                             Distribution of the Contract

 20.   Underwriters                              Summary**, Distribution of the
                                                 Contract**

 21.   Calculation of Performance                Calculation of Yield and
       Data                                      Total Return

 22.   Annuity Payments                          Annuity Payment Options**

 23.   Financial Statements                      Financial Statements

** Prospectus caption given where appropriate.

                           FLEXIBLE VARIABLE ANNUITY



           Issued by Principal Life Insurance Company (the "Company")


                     This prospectus is dated May 1, 2002.


The individual deferred annuity contract ("Contract") described in this prospectus is funded with the Principal Life Insurance Company Separate Account B ("Separate Account"), dollar cost averaging fixed accounts ("DCA Plus Accounts") and a fixed account ("Fixed Account"). The assets of the Separate Account Divisions ("divisions") are invested in:

     AIM V.I. Core Equity Fund - Series I/(1)/       Capital Value Account
     AIM V.I. Growth Fund - Series I                 Equity Growth Account
     AIM V.I. Premier Equity Fund - Series I/(2)/    Government Securities Account
     American Century Variable Portfolios, Inc.      Growth Account
     VP Income & Growth Fund - Investor Class        International Account
     VP Ultra Fund - Investor Class                  International Emerging Markets
                                                     Account*
     VP Value Fund - Investor Class*                 International SmallCap Account
     Dreyfus Investment Portfolios                   LargeCap Blend Account*
     Founders Discovery Portfolio - Service Class    LargeCap Growth Account
     Fidelity Variable Insurance Products Fund II    LargeCap Growth Equity Account
     Contrafund/(R)/ Portfolio - Service Class       LargeCap Stock Index Account
     Fidelity Variable Insurance Products Fund       LargeCap Value Account
     Equity-Income Portfolio - Service Class         MicroCap Account
     Growth Portfolio - Service Class*               MidCap Account
     INVESCO VIF - Dynamics Fund - Investor Class    MidCap Growth Account
     INVESCO VIF - Health Sciences Fund - Investor   MidCap Growth Equity Account
     Class
     INVESCO VIF - Small Company Growth - Investor   MidCap Value Account
     Class
     INVESCO VIF - Technology Fund - Investor        Money Market Account
     Class
     Janus Aspen Series                              Real Estate Account
     Aggressive Growth Portfolio - Service Shares    SmallCap Account
     Principal Variable Contracts Fund, Inc.         SmallCap Growth Account
     Asset Allocation Account                        SmallCap Value Account
     Balanced Account                                Utilities Account
     Bond Account



(the "Funds"). The DCA Plus Accounts and the Fixed Account are a part of the General Account of the Company.

This prospectus provides information about the Contract and the Separate Account that you, as owner, should know before investing. It should be read and retained for future reference. Additional information about the Contract is included in the Statement of Additional Information ("SAI"), dated May 1, 2002, which has been filed with the Securities and Exchange Commission (the "SEC"). The SAI is a part of this prospectus. The table of contents of the SAI is at the end of this prospectus. You may obtain a free copy of the SAI by writing or telephoning:

                      Principal Flexible Variable Annuity
                           Principal Financial Group
                                 P. O. Box 9382
                          Des Moines, Iowa 50306-9382
                           Telephone: 1-800-852-4450

An investment in the Contract is not a deposit or obligation of any bank and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation or any other government agency.

As the owner of this Contract, you may elect a purchase payment credit rider with an additional charge and an associated 9-year surrender charge period. The purchase payment credit rider is only available when the Contract is issued. The portions of this prospectus that specifically pertain to election of the purchase payment credit rider are shown by gray boxes.


The charges used to recoup our expense of paying the purchase payment credit include the surrender charge and the purchase payment credit rider charge.


The Contract is available with or without the purchase payment credit rider. There may be circumstances where electing the purchase payment credit rider is not to your advantage. In certain circumstances, the amount of the credit may be more than offset by the charges associated with it. The Contract without the purchase payment credit rider has surrender charges and total Separate Account annual expenses that may be lower than the charges for the Contract with the purchase payment credit rider. You should consult with your sales representative to decide if the purchase payment credit rider is suitable. In making this determination, you and your sales representative should consider the following factors:
.. the length of time you plan to own the Contract;
.. the frequency, amount and timing of any partial surrenders; and .. the amount and timing of your purchase payment(s).
Additionally, if you decide to return the Contract during the examination period, we will recover the original purchase payment credit amount. As a result, if the value of the purchase payment credit has declined during the examination period, then we still recover the full amount of the purchase payment credit.




The Contract provides an exchange credit that is available to eligible purchasers (see Replacement Contracts - Exchange Credit). The exchange credit is paid for by a reduction in sales commissions for Contracts sold with the exchange credit. Sales commissions are paid by Contract charges and deductions. The charges and deductions are neither proportionally reduced nor increased for Contracts sold with the exchange credit.


These securities have not been approved or disapproved by the SEC or any state securities commission nor has the SEC or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


This prospectus is valid only when accompanied by the current prospectuses for the underlying mutual funds. These prospectuses should be kept for future reference.

                               TABLE OF CONTENTS


GLOSSARY................................................................6

SUMMARY OF EXPENSE INFORMATION..........................................8

SUMMARY.................................................................12

 Investment Limitations................................................. 12

 Separate Account Investment Options.................................... 12

 Transfers.............................................................. 13

 Surrenders............................................................. 13

 Charges and Deductions................................................. 14

 Annuity Payments....................................................... 14

 Death Benefit.......................................................... 14

 Examination Period (Free-Look)......................................... 14

THE PRINCIPAL FLEXIBLE VARIABLE ANNUITY.................................15

THE COMPANY.............................................................15

THE SEPARATE ACCOUNT....................................................15

THE UNDERLYING MUTUAL FUNDS.............................................15

SURPLUS DISTRIBUTIONS...................................................21

THE CONTRACT............................................................21

 To Buy a Contract...................................................... 21

 Purchase Payments...................................................... 21

 Right to Examine the Contract (Free-Look).............................. 22

 Replacement Contracts.................................................. 22

 Purchase Payment Credit Rider.......................................... 23

 The Accumulation Period................................................ 25

 Automatic Portfolio Rebalancing (APR).................................. 27

 Telephone Services..................................................... 27

 Internet............................................................... 27

 Surrenders............................................................. 28

 Death Benefit.......................................................... 28

  The Annuity Payment Period............................................ 30

CHARGES AND DEDUCTIONS..................................................32

 Annual Fee............................................................. 32

 Mortality and Expense Risks Charge..................................... 32

 Purchase Payment Credit................................................ 33

 Transaction Fee........................................................ 33

 Premium Taxes.......................................................... 33

 Surrender Charge....................................................... 33

 Free Surrender Privilege............................................... 34

 Administration Charge.................................................. 35

 Special Provisions for Group or Sponsored Arrangements................. 35

FIXED ACCOUNT AND DCA PLUS ACCOUNTS.....................................36

 Fixed Account.......................................................... 36

 Fixed Account Accumulated Value........................................ 36

 Fixed Account Transfers, Total and Partial Surrenders.................. 37

 Dollar Cost Averaging Plus Program (DCA Plus Program).................. 37

GENERAL PROVISIONS......................................................38

 The Contract........................................................... 38

 Delay of Payments...................................................... 38

 Misstatement of Age or Gender.......................................... 39

 Assignment............................................................. 39

 Change of Owner........................................................ 39

 Beneficiary............................................................ 39

 Contract Termination................................................... 39

 Reinstatement.......................................................... 39

 Reports................................................................ 40

RIGHTS RESERVED BY THE COMPANY..........................................40

DISTRIBUTION OF THE CONTRACT............................................40

PERFORMANCE CALCULATION.................................................41

VOTING RIGHTS...........................................................41

FEDERAL TAX MATTERS.....................................................42

 Non-Qualified Contracts................................................ 42

 Required Distributions for Non-Qualified Contracts..................... 42

 IRA, SEP and SIMPLE-IRA................................................ 43

 Rollover IRAs.......................................................... 43

 Withholding............................................................ 44

MUTUAL FUND DIVERSIFICATION.............................................44

STATE REGULATION........................................................44

GENERAL INFORMATION.....................................................44

FINANCIAL STATEMENTS....................................................45

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION............46

APPENDIX A..............................................................47

The Contract offered by this prospectus may not be available in all states. This prospectus is not an offer to sell, or solicitation of an offer to buy, the Contract in states in which the offer or solicitation may not be lawfully made. No person is authorized to give any information or to make any representation in connection with this Contract other than those contained in this prospectus.

GLOSSARY


ACCUMULATED VALUE - an amount equal to the DCA Plus Account(s) value plus the Fixed Account value plus the Separate Account value.


ANNIVERSARY - the same date and month of each year following the Contract date.


ANNUITANT - the person, including any joint annuitant, on whose life the annuity payment is based. This person may or may not be the owner.


ANNUITY PAYMENT DATE - the date the owner's accumulated value is applied, under an annuity payment option, to make income payments. (Referred to in the Contract as "Retirement Date.")


CONTRACT DATE - the date that the Contract is issued and which is used to determine Contract years.


CONTRACT YEAR - the one-year period beginning on the Contract date and ending one day before the Contract anniversary and any subsequent one-year period beginning on a Contract anniversary. (e.g. If the contract date is June 5, 2001, the first Contract year ends on June 4, 2002, and the first Contract anniversary falls on June 5, 2002.)


DOLLAR COST AVERAGING PLUS (DCA PLUS) ACCOUNT - an account which earns guaranteed interest for a specific amount of time. (Referred to in the Contract as "Fixed DCA Account.")


DOLLAR COST AVERAGING PLUS (DCA PLUS) ACCUMULATED VALUE - the amount of your accumulated value which is in the DCA Plus Account(s).


DOLLAR COST AVERAGING PLUS (DCA PLUS) PROGRAM - a program through which purchase payments are transferred from a DCA Plus Account to the divisions and/or the Fixed Account over a specified period of time. (Referred to in the Contract as "Fixed DCA Account.")


FIXED ACCOUNT - an account which earns guaranteed interest.


FIXED ACCOUNT ACCUMULATED VALUE - the amount of your accumulated value which is in the Fixed Account.


INVESTMENT OPTIONS - the DCA Plus Accounts, Fixed Account and Separate Account divisions.


JOINT ANNUITANT - additional annuitant. Joint annuitants must be husband and wife and must be named as owner and joint owner.


JOINT OWNER - an owner who has an undivided interest with the right of survivorship in this Contract with another owner. Joint owners must be husband and wife and must be named as annuitant and joint annuitant.


NON-QUALIFIED CONTRACT - a Contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple-IRA or Tax Sheltered Annuity.


NOTICE - any form of written communication received by us, at the annuity service office, P.O. Box 9382, Des Moines, Iowa 50306-9382, or in another form approved by us in advance.


OWNER - the person, including joint owner, who owns all the rights and privileges of this Contract.


PURCHASE PAYMENTS - the gross amount contributed to the Contract.


QUALIFIED PLANS - retirement plans which receive favorable tax treatment under
Section 401 or 403(a) of the Internal Revenue Code (the "Code").

SEPARATE ACCOUNT DIVISION (DIVISION(S)) - a part of the Separate Account which invests in shares of a mutual fund. (Referred to in the marketing materials as "sub-accounts.")


SEPARATE ACCOUNT ACCUMULATED VALUE - the amount of your accumulated value in all divisions.


SURRENDER CHARGE - the charge deducted upon certain partial or total surrender of the Contract before the annuity payment date.


SURRENDER VALUE - accumulated value less any applicable surrender charge, annual fee, transaction fee and any premium or other taxes.


UNDERLYING MUTUAL FUND - a registered open-end investment company, or a separate division or portfolio thereof, in which a division invests.


UNIT - the accounting measure used to calculate the value of a division prior to annuity payment date.


UNIT VALUE - a measure used to determine the value of an investment in a division.


VALUATION DATE - each day the New York Stock Exchange ("NYSE") is open.


VALUATION PERIOD - the period of time from one determination of the value of a unit of a division to the next. Each valuation period begins at the close of normal trading on the NYSE, generally 4:00 p.m. E.T. (3:00 p.m. C.T.) on each valuation date and ends at the close of normal trading of the NYSE on the next valuation date.


YOU, YOUR - the owner of this Contract, including any joint owner.

SUMMARY OF EXPENSE INFORMATION


The purpose of these tables is to assist you in understanding the various costs and expenses of the Contract. This information includes expenses of the Contract as well as the underlying mutual funds but does not include any premium taxes that may apply. For a more complete description of the Contract expenses see CHARGES AND DEDUCTIONS.


Contract owner transaction expenses:
.. There is no sales charge imposed on purchase payments.
.. Surrender charge without the purchase payment credit rider (as a percentage of amounts surrendered):

                     TABLE OF SURRENDER CHARGES WITHOUT THE PURCHASE PAYMENT CREDIT RIDER
                    ---------------------------------------------------------------------
                    NUMBER OF COMPLETED CONTRACT YEARS     SURRENDER CHARGE APPLIED TO ALL
                        SINCE EACH PURCHASE PAYMENT         PURCHASE PAYMENTS RECEIVED IN
                                 WAS MADE                        THAT CONTRACT YEAR
                    ----------------------------------     -------------------------------
                       0 (year of purchase payment)                      6%
                                     1                                   6%
                                     2                                   6%
                                     3                                   5%
                                     4                                   4%
                                     5                                   3%
                                     6                                   2%
                                7 and later                              0%


..Surrender charge with the purchase payment credit rider (as a percentage of amounts surrendered):



                     TABLE OF SURRENDER CHARGES WITH THE PURCHASE PAYMENT CREDIT RIDER
                    -------------------------------------------------------------------
                    NUMBER OF COMPLETED CONTRACT YEARS   SURRENDER CHARGE APPLIED TO ALL
                       SINCE EACH PURCHASE PAYMENT        PURCHASE PAYMENTS RECEIVED IN
                                 WAS MADE                      THAT CONTRACT YEAR
                    ----------------------------------   -------------------------------
                       0 (year of purchase payment)                    8%
                                    1                                  8%
                                    2                                  8%
                                    3                                  8%
                                    4                                  7%
                                    5                                  6%
                                    6                                  5%
                                    7                                  4%
                                    8                                  3%
                               9 and later                             0%


.. Annual Contract fee -- the lesser of $30 or 2% of the accumulated value.
.. Transaction fee (currently not assessed) -- a $30 fee for each unscheduled partial surrender after the 12th unscheduled partial surrender in a Contract year.
.. Transaction fee (currently not assessed) -- a $30 fee for each unscheduled transfer after the 12th unscheduled transfer in a Contract year.

Separate Account annual expenses (as a percentage of average account value)

                     mortality and expense risks charge                                             1.25%
                     other Separate Account expenses                                                 .00
                                                                                                    ----
                                                       TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES       1.25%*

                     optional purchase payment credit rider charge                                  0.60%
                                                                                                    ----
                                                       TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES
                                                       WITH THE PURCHASE PAYMENT CREDIT RIDER       1.85%*


  * Currently, the administrative charge is not assessed. However, if the entire administrative charge were imposed, then the total Separate Account expenses would increase by 0.15% (1.40% and 2.00%, respectively).

Annual expenses of the mutual funds (as a percentage of average net assets) as of December 31, 2001:

                         MANAGEMENT    12B-1     OTHER       TOTAL EXPENSES
UNDERLYING MUTUAL FUNDS     FEES       FEES     EXPENSES   AFTER REIMBURSEMENT
-----------------------  ----------    -----    --------  ---------------------
 AIM V.I. Core Equity
 Fund - Series I           0.61%       N/A       0.21%         0.82%
 AIM V.I. Growth Fund -
 Series I                  0.62        N/A       0.26          0.88
 AIM V.I. Premier
 Equity Fund - Series I    0.60        N/A       0.25          0.85
 American Century
 Variable Portfolios,
 Inc.
 VP Income & Growth
 Fund - Investor Class     0.70        N/A       0.00          0.70
 VP Ultra Fund -
 Investor Class            1.00        N/A       0.00          1.00
 VP Value Fund -
 Investor Class            0.97        N/A       0.00          0.97
 DIP
 Founders Discovery
 Portfolio - Service
 Class                     0.90       0.25/(1)/  0.62          1.50/(2)/
 Fidelity Variable
 Insurance Products
 Equity-Income
 Portfolio - Service
 Class                     0.48       0.10       0.10          0.68/(3)/
 Growth Portfolio -
 Service Class             0.58       0.10       0.10          0.78/(3)/
 Fidelity VIP II
 Contrafund Portfolio -
 Service Class             0.58       0.10       0.10          0.78/(3)/
 INVESCO Variable
 Investment Funds, Inc.
 INVESCO VIF - Dynamics
 Fund - Investor Class     0.75        N/A       0.33          1.08/(3)/
 INVESCO VIF - Health
 Sciences Fund -
 Investor Class            0.75        N/A       0.31          1.06/(3)/
 INVESCO VIF - Small
 Company Growth Fund -
 Investor Class            0.75        N/A       0.54          1.29/(3)(4)/
 INVESCO VIF -
 Technology Fund -
 Investor Class            0.75        N/A       0.32          1.07/(3)/
 Janus Aspen Series
 Aggressive Growth
 Portfolio - Service
 Shares                    0.65       0.25/(1)/  0.02          0.92/(5)/
 Principal Variable
 Contracts Fund
 Asset Allocation
 Account                   0.80        N/A       0.05          0.85
 Balanced Account          0.59        N/A       0.02          0.61
 Bond Account              0.49        N/A       0.01          0.50
 Capital Value Account     0.60        N/A       0.01          0.61
 Equity Growth Account     0.74        N/A       0.01          0.75
 Government Securities
 Account                   0.48        N/A       0.01          0.49
 Growth Account            0.60        N/A       0.01          0.61
 International Account     0.85        N/A       0.07          0.92
 International Emerging
 Markets Account           1.25        N/A       1.08          1.35/(6)(7)/
 International SmallCap
 Account                   1.20        N/A       0.21          1.41
 LargeCap Blend Account    0.75        N/A       0.25          1.05/(7)(8)/
 LargeCap Growth
 Account                   1.10        N/A       0.07          1.17/(6)/
 LargeCap Growth Equity
 Account                   1.00        N/A       0.11          1.11/(6)/
 LargeCap Stock Index
 Account                   0.35        N/A       0.06          0.40/(6)(7)/
 LargeCap Value Account    0.75        N/A       0.11          0.86/(7)(8)/
 MicroCap Account          1.00        N/A       0.30          1.30
 MidCap Account            0.61        N/A       0.01          0.62
 MidCap Growth Account     0.90        N/A       0.07          0.97
 MidCap Growth Equity
 Account                   1.00        N/A       0.35          1.10/(6)/
 MidCap Value Account      1.05        N/A       0.31          1.36
 Money Market Account      0.48        N/A       0.02          0.50
 Real Estate Account       0.90        N/A       0.02          0.92
 SmallCap Account          0.85        N/A       0.15          1.00
 SmallCap Growth
 Account                   1.00        N/A       0.05          1.05
 SmallCap Value Account    1.10        N/A       0.14          1.24
 Utilities Account         0.60        N/A       0.02          0.62

/ //(1)/ The Company and Princor Financial Services Corporation may receive a portion of the underlying fund expenses for recordkeeping, marketing and distribution services.
/ //(2)/ The Dreyfus Corporation agreed, until December 31, 2002, to waive receipt of a portion of its fees. Without the waiver, the fee would be 1.77%.
/ //(3)/ Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund prospectus for details.
/ //(4)/ The fund's advisor contractually undertook to waive its fee and to reimburse the fund for certain expenses. Without such an arrangement, the total expenses would have been 1.25%.
/ //(5)/ All expenses are shown without the effect of any expense offset arrangements.
/ //(6)/ Principal Management Corporation voluntarily agreed to waive a portion of its fees. Without the waiver, the total annual expenses through December 31, 2001 would have been: 2.33% for the International Emerging Markets Account; 1.17% for the LargeCap Growth Account; 1.10% for the LargeCap Growth Eqtuiy Account; 0.41% for the LargeCap Stock Index Account; and 1.35% for the MidCap Growth Equity Account.

/ //(7)/ Principal Management Corporation has voluntarily agreed to reimburse the total annual expenses through April 30, 2003 so that they will not exceed 1.75% for the International Emerging Markets Account, 1.00% for the LargeCap Blend Account, 0.40% for the LargeCap Stock Index Account and 1.00% for the LargeCap Value Account.
/ //(8)/ Expenses for this fund are estimated for 2002.
/ //(9)/ The fund's advisor contractually undertook to waive its fee and to reimburse the fund for certain expenses. Without such an arrangement, the total expenses would have been 1.23%.


Example:

The purpose of the following examples is to assist you in understanding the various costs and expenses that you, as a Contract owner, bear directly or indirectly. They reflect expenses of the division as well as the expenses of the mutual fund in which the division invests. In certain circumstances, state premium taxes also apply.

The examples should not be considered representations of past or future expenses. Actual expenses may be more or less than those shown.


If you surrender your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment. The examples assume that your investment has a 5% return each year and that current expense levels (and waivers and reimbursements, if any) continue.


     SEPARATE ACCOUNT DIVISION        1 YEAR  1 YEAR  3 YEARS  3 YEARS  5 YEARS  5 YEARS  10 YEARS   10 YEARS
     -------------------------        ------  ------  -------  -------  -------  -------  --------   --------
 AIM V.I. Growth                       $82     $ 88    $118     $136     $146     $176      $250       $310
 AIM V.I. Core Equity                   81       87     116      134      143      173       244        304
 AIM V.I. Premier Equity                82       88     117      135      145      175       247        307
 American Century VP Income & Growth    80       86     112      131      137      167       232        292
 American Century VP Ultra              83       89     121      139      152      182       262        321
 American Century VP Value              83       89     121      139      151      181       259        318
 DIP Founders Discovery                 91       97     144      162      191      219       337        391
 Fidelity VIP II Contrafund             81       87     115      133      141      171       240        300
 Fidelity VIP Equity-Income             80       86     112      130      136      166       229        290
 Fidelity VIP Growth                    81       87     115      133      141      171       240        300
 INVESCO VIF-Dynamics                   84       90     124      142      156      186       270        329
 INVESCO VIF-Health Sciences            84       90     123      141      155      185       268        327
 INVESCO VIF-Small Company Growth       86       92     130      148      167      196       291        348
 INVESCO VIF-Technology                 84       90     124      142      156      186       269        328
 Janus Aspen Aggressive Growth          82       88     119      137      148      178       254        314
 Asset Allocation                       82       88     117      135      145      175       247        307
 Balanced                               79       85     110      128      133      163       222        283
 Bond                                   78       84     106      125      127      157       210        272
 Capital Value                          79       85     110      128      133      163       222        283
 Equity Growth                          81       87     114      132      140      170       237        297
 Government Securities                  78       84     106      124      126      157       209        271
 Growth                                 79       85     110      124      133      157       222        271
 International                          82       88     119      137      148      178       254        314
 International Emerging Markets*        96      102     161      178      217      245       388        439
 International SmallCap                 87       93     134      152      173      202       303        359
 LargeCap Growth*                       85       91     127      144      161      191       279        337
 LargeCap Growth Equity*                84       90     125      143      158      188       273        332
 LargeCap Stock Index*                  82       88     119      137      148      178       254        314
 MicroCap                               86       92     131      148      167      197       292        349
 MidCap                                 79       85     110      128      133      163       223        284
 MidCap Growth                          83       89     121      139      151      181       259        318
 MidCap Growth Equity*                  87       93     132      150      170      199       297        354
 Money Market                           78       84     106      125      127      157       210        272
 Real Estate                            82       88     119      137      148      178       254        314
 SmallCap                               83       89     121      139      152      182       262        321
 SmallCap Growth*                       84       90     123      141      155      185       267        326
 SmallCap Value*                        86       92     129      147      164      194       286        344
 Utilities                              79       85     110      128      133      163       223        284



 * After expense reimbursement

If you elect to receive payments under an annuity payment option (referred to in the Contract as "Benefit Option") at the end of the applicable time period or do not surrender your Contract, you would pay the following expenses on a $1,000 investment. The examples assume that your investment has a 5% annual return each year and that current expense levels (and waivers and reimbursements, if any) continue.

                         SEPARATE ACCOUNT DIVISION                           1 YEAR  1 YEAR  3 YEARS  3 YEARS  5 YEARS  5 YEARS  10
                         -------------------------                           ------  ------  -------  -------  -------  ------- YEAR
                                                                                                                                ----
 AIM V.I. Growth                                                              $22     $ 28    $ 68     $ 86     $116     $146    $25
 AIM V.I. Core Equity                                                          21       27      66       84      113      143     24
 AIM V.I. Premier Equity                                                       22       28      67       85      115      145     24
 American Century VP Income & Growth                                           20       26      62       81      107      137     23
 American Century VP Ultra                                                     23       29      71       89      122      152     26
 American Century VP Value                                                     23       29      71       89      121      151     25
 DIP Founders Discovery                                                        31       37      94      112      161      189     33
 Fidelity VIP II Contrafund                                                    21       27      65       83      111      141     24
 Fidelity VIP Equity-Income                                                    20       26      62       80      106      136     22
 Fidelity VIP Growth                                                           21       27      65       83      111      141     24
 INVESCO VIF-Dynamics                                                          24       30      74       92      126      156     27
 INVESCO VIF-Health Sciences                                                   24       30      73       91      125      155     26
 INVESCO VIF-Small Company Growth                                              26       32      80       98      137      166     29
 INVESCO VIF-Technology                                                        24       30      74       92      126      156     26
 Janus Aspen Aggressive Growth                                                 22       28      69       87      118      148     25
 Asset Allocation                                                              22       28      67       85      115      145     24
 Balanced                                                                      19       25      60       78      103      133     22
 Bond                                                                          18       24      56       75       97      127     21
 Capital Value                                                                 19       25      60       78      103      133     22
 Equity Growth                                                                 21       27      64       82      110      140     23
 Government Securities                                                         18       24      56       74       96      127     20
 Growth                                                                        19       25      60       78      103      133     22
 International                                                                 22       28      69       87      118      148     25
 International Emerging Markets*                                               36       42     111      128      187      215     38
 International SmallCap                                                        27       33      84      102      143      172     30
 LargeCap Growth*                                                              25       31      77       94      131      161     27
 LargeCap Growth Equity*                                                       24       30      75       93      128      158     27
 LargeCap Stock Index*                                                         22       28      69       87      118      148     25
 MicroCap                                                                      26       32      81       98      137      167     29
 MidCap                                                                        19       25      60       78      103      133     22
 MidCap Growth                                                                 23      298      71       89      121      151     25
 MidCap Growth Equity*                                                         27       33      82      100      140      169     29
 Money Market                                                                  18       24      56       75       97      127     21
 Real Estate                                                                   22       28      69       87      118      148     25
 SmallCap                                                                      23       29      71       89      122      152     26
 SmallCap Growth                                                               24       30      73       91      125      155     26
 SmallCap Value                                                                26       32      79       97      134      164     28
 Utilities                                                                     19       25      60       78      103      133     22



 * After expense reimbursement

SUMMARY


This prospectus describes a flexible variable annuity offered by the Company. The Contract is designed to provide individuals with retirement benefits, including (1) Individual Retirement Annuity plans ("IRA Plans"), Simplified Employee Pension plans ("SEPs") and Savings Incentive Match Plan for Employees ("SIMPLE") IRAs adopted according to Section 408 of the Internal Revenue Code (the "Code") and (2) non-qualified retirement programs.


This is a brief summary of the Contract's features. More detailed information follows later in this prospectus.


INVESTMENT LIMITATIONS
.. Initial purchase payment must be $2,500 or more for non-qualified retirement programs.
.. Initial purchase payment must be $1,000 for all other contracts.
.. Each subsequent payment must be at least $100.

.. If you are a member of a retirement plan covering three or more persons and payments are made through an automatic investment program, then the initial and subsequent purchase payments for the Contract must average at least $100 and not be less than $50.

If purchase payments are not paid during two consecutive calendar years and the accumulated value or total purchase payments less partial surrenders and applicable surrender charges is less than $2,000, then we reserve the right to terminate a Contract and distribute the accumulated value, less any applicable charges.



SEPARATE ACCOUNT INVESTMENT OPTIONS (see THE UNDERLYING MUTUAL FUNDS):

   DIVISION:                  THE DIVISION INVESTS IN:
   ---------                  ------------------------
   AIM V.I. Core Equity       AIM V.I. Core Equity Fund - Series I
   AIM V.I. Growth            AIM V.I. Growth Fund - Series I
   AIM V.I. Premier Equity    AIM V.I. Premier Equity Fund - Series I
   American Century VP        American Century VP Income & Growth Fund -
   Income & Growth            Investor Class
   American Century VP
   Ultra                      American Century VP Ultra Fund - Investor Class
   American Century VP
   Value                      American Century VP Value Fund - Investor Class
                              DIP
   DIP Founders Discovery     Founders Discovery Portfolio - Service Class
   Portfolio
                              Fidelity Variable Insurance Products Fund II
   Fidelity VIP Contrafund    Contrafund Portfolio - Service Class
                              Fidelity Variable Insurance Products Fund
   Fidelity VIP               Equity-Income Portfolio - Service Class
   Equity-Income
   Fidelity VIP Growth        Growth Portfolio - Service Class
   INVESCO VIF - Dynamics
   Fund                       INVESCO VIF - Dynamics Fund - Investor Class
   INVESCO VIF - Health       INVESCO VIF - Health Sciences Fund - Investor
   Sciences Fund              Class
   INVESCO VIF - Small        INVESCO VIF - Small Company Growth - Investor
   Company Growth             Class
   INVESCO VIF - Technology
   Fund                       INVESCO VIF - Technology Fund - Investor Class
                              Janus Aspen Series
   Janus Aspen Aggressive     Aggressive Growth Portfolio - Service Shares
   Growth
                              Principal Variable Contracts Fund, Inc.
   Asset Allocation           Asset Allocation Account
   Balanced                   Balanced Account
   Bond                       Bond Account
   Capital Value              Capital Value Account
   Equity Growth              Equity Growth Account
   Government Securities      Government Securities Account
   Growth                     Growth Account
   International              International Account
   International Emerging     International Emerging Markets Account
   Markets
   International SmallCap     International SmallCap Account
   LargeCap Blend             LargeCap Blend Account
   LargeCap Growth            LargeCap Growth Account
   LargeCap Growth Equity     LargeCap Growth Equity Account
   LargeCap Stock Index       LargeCap Stock Index Account
   LargeCap Value             LargeCap Value Account
   MicroCap                   MicroCap Account
   MidCap                     MidCap Account
   MidCap Growth              MidCap Growth Account
   MidCap Growth Equity       MidCap Growth Equity Account
   MidCap Value               MidCap Value Account
   Money Market               Money Market Account
   Real Estate                Real Estate Account
   SmallCap                   SmallCap Account
   SmallCap Growth            SmallCap Growth Account
   SmallCap Value             SmallCap Value Account
   Utilities                  Utilities Account




You may allocate your net premium payments to divisions, the DCA Plus Accounts and/or the Fixed Account. Not all divisions or the DCA Plus Accounts are available in all states. A current list of divisions available in your state may be obtained from a sales representative or our annuity service office.

Each division invests in shares of an underlying mutual fund. More detailed information about the underlying mutual funds may be found in the current prospectus for each underlying mutual fund.


The underlying mutual funds are NOT available to the general public directly. The underlying mutual funds are available only as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies and qualified plans. Some of the underlying mutual funds have been established by investment advisers that manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and of any underlying mutual fund may differ substantially.


TRANSFERS (See SEPARATE ACCOUNT DIVISION TRANSFERS and FIXED ACCOUNT TRANSFERS, TOTAL AND PARTIAL SURRENDERS for additional restrictions.) This section does not apply to transfers under the DCA Plus Program (see SCHEDULED DCA PLUS TRANSFERS and UNSCHEDULED DCA PLUS TRANSFERS).
During the accumulation period:
.. a dollar amount or percentage of transfer must be specified;
.. a transfer may occur on a scheduled or unscheduled basis; and .. transfers into DCA Plus Accounts are not permitted.
During the annuity payment period, transfers are not permitted (no transfers once payments have begun).

SURRENDERS (See SURRENDERS and FIXED ACCOUNT TRANSFERS, TOTAL AND PARTIAL SURRENDERS and DCA PLUS SURRENDERS)
During the accumulation period:
.. a dollar amount must be specified;
.. surrendered amounts may be subject to surrender charge;
.. total surrenders may be subject to an annual Contract fee;
.. during a Contract year, partial surrenders less than the Contract's earnings or 10% of purchase payments are not subject to a surrender charge; and .. withdrawals before age 591/2 may involve an income tax penalty (see FEDERAL
  TAX MATTERS).

CHARGES AND DEDUCTIONS

.. No sales charge on purchase payments.
..
  A contingent deferred surrender charge is imposed on certain total or partial surrenders
..
  A mortality and expense risks daily charge equal to 1.25% per year applies to amounts in the Separate Account
..If elected, a purchase payment credit rider daily charge equal to 0.60% per year applies to amounts in the Separate Account. The purchase payment credit rider charge terminates upon completion of your 8th Contract year.
..
  Daily Separate Account administration charge is currently zero but we reserve the right to assess a charge not to exceed 0.15% annually.
..Contracts with an accumulated value of less than $30,000 are subject to an annual Contract fee of the lesser of $30 or 2% of the accumulated value. Currently we do not charge the annual fee if your accumulated value is $30,000 or more. If you own more than one Contract, then all the Contracts you own or jointly own are aggregated, on each Contract's anniversary, to determine if the $30,000 minimum has been met.
..Certain states and local governments impose a premium tax. The Company reserves the right to deduct the amount of the tax from purchase payments or accumulated values.


ANNUITY PAYMENTS
.. You may choose from several fixed annuity payment options which start on your selected annuity payment date.
.. Payments are made to the owner (or beneficiary depending on the annuity payment option selected). You should carefully consider the tax implications of each annuity payment option (see ANNUITY PAYMENT OPTIONS and FEDERAL TAX MATTERS).
.. Your Contract refers to annuity payments as "retirement benefit" payments.

DEATH BENEFIT
.. If the annuitant or owner dies before the annuity payment date, then a death benefit is payable to the beneficiary of the Contract.
.. The death benefit may be paid as either a single sum cash benefit or under an annuity payment option (see DEATH BENEFIT).
.. If the annuitant dies on or after the annuity payment date, then the beneficiary will receive only any continuing payments which may be provided by the annuity payment option in effect.

EXAMINATION PERIOD (FREE-LOOK)
..You may return the Contract during the examination period which is generally
  10 days from the date you receive the Contract. The examination period may be longer in certain states.
..
  We return all purchase payments if required by state law. Otherwise we return accumulated value.
.. We recover the full amount of any purchase payment credit.




THE PRINCIPAL FLEXIBLE VARIABLE ANNUITY


The Principal Flexible Variable Annuity is significantly different from a fixed annuity. As the owner of a variable annuity, you assume the risk of investment gain or loss (as to amounts in the divisions) rather than the insurance company. The Separate Account value under a variable annuity is not guaranteed and varies with the investment performance of the underlying mutual funds.


Based on your investment objectives, you direct the allocation of purchase payments and accumulated values. There can be no assurance that your investment objectives will be achieved.


THE COMPANY



The Company is a stock life insurance company with its home office at: Principal Financial Group, Des Moines, Iowa 50392. It is authorized to transact life and annuity business in all states of the United States and the District of Columbia. The Company is a wholly owned indirect subsidiary of Principal Financial Group, Inc., a publicly-traded company.




In 1879, the Company was incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. It became a legal reserve life insurance company and changed its name to Bankers Life Company in 1911 and then to Principal Mutual Life Insurance Company in 1986. The name change to Principal Life Insurance Company and reorganization into a mutual insurance holding company structure took place in 1988, when the Company became a stock life insurance company. In 2001, the mutual insurance holding company converted to a stock company through a process called demutualization, resulting in the current organizational structure.



THE SEPARATE ACCOUNT


Separate Account B was established under Iowa law on January 12, 1970. It was registered as a unit investment trust with the SEC on July 17, 1970. This registration does not involve SEC supervision of the investments or investment policies of the Separate Account.


The income, gains, and losses, whether or not realized, of the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company. Obligations arising from the Contract, including the promise to make annuity payments, are general corporate obligations of the Company. However, the Contract provides that the portion of the Separate Account's assets equal to the reserves and other liabilities under the Contract are not charged with any liabilities arising out of any other business of the Company.


The assets of each division invest in a corresponding mutual fund. New divisions may be added and made available. divisions may also be eliminated from the Separate Account following SEC approval.

THE UNDERLYING MUTUAL FUNDS


The Principal Variable Contracts Fund, Inc., AIM V.I. Growth Fund, AIM V.I. Core Equity Fund, AIM V.I. Premier Equity Fund, American Century VP Income & Growth, American Century VP Ultra, DIP Founders Discovery Portfolio, Fidelity Variable Insurance Product Fund, Fidelity Variable Insurance Product Fund II, INVESCO VIF-Dynamics Fund, INVESCO VIF-Health Sciences Fund, INVESCO VIF-Small Company Growth Fund, INVESCO VIF-Technology Fund and Janus Aspen Series are mutual funds registered under the Investment Company Act of 1940 as open-end investment management companies. The mutual funds provide the investment vehicles for the Separate Account. A full description of the mutual funds, the investment objectives, policies and restrictions, charges and expenses and other operational information are contained in the accompanying prospectuses (which should be read carefully before investing) and the Statement of Additional Information ("SAI"). Additional copies of these documents are available from a sales representative or our annuity service office.



Principal Management Corporation (the "Manager") serves as the manager for the Principal Variable Contracts Fund. The Manager is a subsidiary of Princor Financial Services Corporation. It has managed mutual funds since 1969. As of December 31, 2001, the funds it managed had assets of approximately $6.2 billion. The Manager's address is Principal Financial Group, Des Moines, Iowa 50392-0200.



Some of the Principal Variable Contracts Fund's Accounts are used to fund the Company's variable life insurance contracts. The Board of Directors (the "Board") monitors events in order to identify any material irreconcilable conflicts between the interests of the variable annuity contract owners and variable life insurance policyowners. The Board determines any responsive action which may need to be taken. If it becomes necessary for any Separate Account to replace shares of any division with an alternate investment, then the division may have to liquidate securities on a disadvantageous basis.


The Company purchases and sells mutual fund shares for the Separate Account at their net asset value without any sales or redemption charge. Shares represent interests in the mutual fund available for investment by the Separate Account. Each mutual fund corresponds to one of the divisions. The assets of each division are separate from the others. A division's performance has no effect on the investment performance of any other division.


The following is a brief summary of the investment objectives of each division:



AIM V.I. CORE EQUITY DIVISION

              INVESTS IN: AIM V.I. Core Equity Fund
              INVESTMENT ADVISOR: A I M Advisors, Inc.
              INVESTMENT OBJECTIVE: seeks growth of capital with a secondary objective of current income. The Fund invests primarily in equity securities.

AIM V.I. GROWTH DIVISION

              INVESTS IN: AIM V.I. Growth Fund
              INVESTMENT ADVISOR: A I M Advisors, Inc.
              INVESTMENT OBJECTIVE: seeks growth of capital while investing principally in seasoned and better capitalized companies..

AIM V.I. PREMIER EQUITY DIVISION

              INVESTS IN: AIM V.I. Premier Equity Fund
              INVESTMENT ADVISOR: A I M Advisors, Inc.
              INVESTMENT OBJECTIVE: seeks long-term growth of capital. Income is a secondary objective. The Fund invests primarily in equity securities.

AMERICAN CENTURY VP INCOME & GROWTH DIVISION

              INVESTS IN: American Century Variable Portfolios, Inc. VP Income &
                Growth
              INVESTMENT ADVISOR: American Century Investment Management, Inc. INVESTMENT OBJECTIVE: seeks dividend growth, current income and appreciation. The account will seek to achieve its investment objective by investing in common stocks.

AMERICAN CENTURY VP ULTRA DIVISION

              INVESTS IN: American Century Variable Portfolios, Inc. VP Ultra INVESTMENT ADVISOR: American Century Investment Management, Inc. INVESTMENT OBJECTIVE: seeks long-term capital growth by investing primarily in common stocks of large U.S. companies.

DIP FOUNDERS DISCOVERY DIVISION

              INVESTS IN: Dreyfus Investment Portfolios Founders Discovery
                Portfolio
              INVESTMENT ADVISOR: Founders Asset Management LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks capital appreciation. To pursue this goal, the portfolio invests primarily in equity securities of small, U.S. based companies which are characterized as "growth" companies.

FIDELITY VIP CONTRAFUND DIVISION

              INVESTS IN: Fidelity VIP II Contrafund Portfolio
              INVESTMENT ADVISOR: Fidelity Management and Research Company INVESTMENT OBJECTIVE: seeks long-term capital appreciation by investing primarily in common stocks.

FIDELITY VIP EQUITY-INCOME DIVISION

              INVESTS IN: Fidelity VIP Equity-Income Portfolio - Service Class INVESTMENT ADVISOR: Fidelity Management and Research Company INVESTMENT OBJECTIVE: seeks reasonable income by investing primarily in income-producing equity securities.

FIDELITY VIP GROWTH DIVISION

              INVESTS IN: Fidelity VIP Growth Portfolio Service Class INVESTMENT ADVISOR: Fidelity Management and Research Company INVESTMENT OBJECTIVE: seeks long-term capital appreciation by investing primarily in common stocks.

INVESCO VIF - DYNAMICS DIVISION

              INVESTS IN: INVESCO VIF - Dynamics Fund
              INVESTMENT ADVISOR: INVESCO Funds Group
              INVESTMENT OBJECTIVE: seeks long-term capital growth by investing primarily in equity securities.

INVESCO VIF - HEALTH SCIENCES DIVISION

              INVESTS IN: INVESCO VIF - Health Sciences Fund
              INVESTMENT ADVISOR: INVESCO Funds Group
              INVESTMENT OBJECTIVE: seeks long-term capital growth. The Fund invests primarily in equity securities.

INVESCO VIF - SMALL COMPANY GROWTH DIVISION

              INVESTS IN: INVESCO VIF - Small Company Growth Fund
              INVESTMENT ADVISOR: INVESCO Funds Group
              INVESTMENT OBJECTIVE: seeks long-term capital growth by investing primarily in small-capitalization companies.

INVESCO VIF - TECHNOLOGY DIVISION

              INVESTS IN: INVESCO VIF - Technology Fund
              INVESTMENT ADVISOR: INVESCO Funds Group
              INVESTMENT OBJECTIVE: seeks long-term capital growth by investing primarily in equity securities and equity related instruments of companies engaged in technology related industries.

JANUS ASPEN AGGRESSIVE GROWTH DIVISION

              INVESTS IN: Janus Aspen Series Aggressive Growth Portfolio -
                Service Shares
              INVESTMENT ADVISOR: Janus Capital Management LLC
              INVESTMENT OBJECTIVE: seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies.

ASSET ALLOCATION DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Asset Allocation
                Account
              INVESTMENT ADVISOR: Morgan Stanley Asset Management through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to generate a total investment return consistent with the preservation of capital. The Account intends to pursue a flexible investment policy in seeking to achieve this investment objective by investing primarily in equity and fixed-income securities.

BALANCED DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Balanced Account INVESTMENT ADVISOR: (equity securities portion) Invista Capital
                Management, LLC through a sub-advisory agreement
                (fixed-income securities portion) Principal Capital Income Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to generate a total return consisting of current income and capital appreciation while assuming reasonable risks in furtherance of this objective by investing primarily in equity and fixed-income securities.

BOND DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Bond Account INVESTMENT ADVISOR: Principal Management Corporation
              INVESTMENT OBJECTIVE: to provide as high a level of income as is consistent with preservation of capital and prudent investment risk.

CAPITAL VALUE DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Capital Value
                Account
              INVESTMENT ADVISOR: Invista Capital Management, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to provide long-term capital appreciation and secondarily growth investment income. The Account seeks to achieve its investment objectives through the purchase primarily of common stocks, but the Account may invest in other securities.

EQUITY GROWTH DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Equity Growth
                Account
              INVESTMENT ADVISOR: Morgan Stanley Asset Management through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to provide long-term capital appreciation by investing primarily in growth-oriented common stocks of medium and large capitalization U.S. corporations and, to a limited extent, foreign corporations.

GOVERNMENT SECURITIES DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Government
                Securities Account
              INVESTMENT ADVISOR: Principal Capital Income Investors, LLC
                through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek a high level of current income, liquidity and safety of principal.

GROWTH DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Growth Account INVESTMENT ADVISOR: Invista Capital Management, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek growth of capital. The Account seeks to achieve its objective through the purchase primarily of common stocks, but the Account may invest in other securities.

INTERNATIONAL DIVISION

              INVESTS IN: Principal Variable Contracts Fund - International
                Account
              INVESTMENT ADVISOR: Invista Capital Management, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital by investing in a portfolio of equity securities domiciled in any of the nations of the world.

INTERNATIONAL EMERGING MARKETS DIVISION

              INVESTS IN: Principal Variable Contracts Fund - International
                Emerging Markets Account
              INVESTMENT ADVISOR: Invista Capital Management, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital by investing in equity securities of issuers in emerging market countries.

INTERNATIONAL SMALLCAP DIVISION

              INVESTS IN: Principal Variable Contracts Fund - International
                SmallCap Account
              INVESTMENT ADVISOR: Invista Capital Management, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital. The
                Account will attempt to achieve its objective by investing primarily in equity securities of non-U.S. companies with comparatively smaller market capitalizations.

LARGECAP BLEND DIVISION

              INVESTS IN: Principal Variable Contracts Fund - LargeCap Blend
                Account
              INVESTMENT ADVISOR: Federated Investment Management Company
                through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital.

LARGECAP GROWTH DIVISION

              INVESTS IN: Principal Variable Contracts Fund - LargeCap Growth
                Account
              INVESTMENT ADVISOR: Janus Capital Management LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks long-term growth of capital by investing primarily in equity securities of growth companies.

LARGECAP GROWTH EQUITY DIVISION

              INVESTS IN: Principal Variable Contracts Fund - LargeCap Growth
                Equity Account
              INVESTMENT ADVISOR: Duncan-Hurst Capital Management Inc. through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks to achieve long-term growth of capital investing primarily in common stocks of larger capitalization domestic companies.

LARGECAP STOCK INDEX DIVISION

              INVESTS IN: Principal Variable Contracts Fund - LargeCap Stock
                Index Account
              INVESTMENT ADVISOR: Invista Capital Management, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital by investing in stocks of large U.S. companies. The Account attempts to mirror the investment results of the Standard & Poor's 500 Index.

LARGECAP VALUE DIVISION

              INVESTS IN: Principal Variable Contracts Fund - LargeCap Value
                Account
              INVESTMENT ADVISOR: Alliance Capital Management L.P. through its
                Bernstein Investment Research and Management Unit through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital.

MICROCAP DIVISION

              INVESTS IN: Principal Variable Contracts Fund - MicroCap Account INVESTMENT ADVISOR: Goldman Sachs Asset Management through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital. The
                Account will attempt to achieve its objective by investing primarily in value and growth oriented companies with small market capitalizations.

MIDCAP DIVISION

              INVESTS IN: Principal Variable Contracts Fund - MidCap Account INVESTMENT ADVISOR: Invista Capital Management, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to achieve capital appreciation by investing primarily in securities of emerging and other growth-oriented companies.

MIDCAP GROWTH DIVISION

              INVESTS IN: Principal Variable Contracts Fund - MidCap Growth
                Account
              INVESTMENT ADVISOR: The Dreyfus Corporation through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital. The
                Account will attempt to achieve its objective by investing primarily in growth stocks of medium market capitalization companies.

MIDCAP GROWTH EQUITY DIVISION

              INVESTS IN: Principal Variable Contracts Fund - MidCap Growth
                Equity Account
              INVESTMENT ADVISOR: Turner Investment Partners, Inc. through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks to achieve long-term growth of capital by investing primarily in medium capitalization U.S. companies with strong earnings growth potential.

MIDCAP VALUE DIVISION

              INVESTS IN: Principal Variable Contracts Fund - MidCap Value
                Account
              INVESTMENT ADVISOR: Neuberger Berman Management, Inc. through a sub-advisory agreement.
              INVESTMENT OBJECTIVE: seeks long-term growth of capital by investing primarily in equity securities of companies with value characteristics and medium market capitalizations.

MONEY MARKET DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Money Market
                Account
              INVESTMENT ADVISOR: Principal Management Corporation
              INVESTMENT OBJECTIVE: to seek as high a level of current income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity by investing all of its assets in a portfolio of money market instruments.

REAL ESTATE DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Real Estate
                Account
              INVESTMENT ADVISOR: Principal Management Corporation
              INVESTMENT OBJECTIVE: to seek to generate a high total return. The
                Account will attempt to achieve its objective by investing primarily in equity securities of companies principally engaged in the real estate industry.

SMALLCAP DIVISION

              INVESTS IN: Principal Variable Contracts Fund - SmallCap Account INVESTMENT ADVISOR: Invista Capital Management, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital. The
                Account will attempt to achieve its objective by investing primarily in equity securities of both growth and value oriented companies with comparatively smaller market capitalizations.

SMALLCAP GROWTH DIVISION

              INVESTS IN: Principal Variable Contracts Fund - SmallCap Growth
                Account
              INVESTMENT ADVISOR: Berger Financial Group LLC through a
                sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital. The
                Account will attempt to achieve its objective by investing primarily in equity securities of growth companies with comparatively smaller market capitalizations.

SMALLCAP VALUE DIVISION

              INVESTS IN: Principal Variable Contracts Fund - SmallCap Value
                Account
              INVESTMENT ADVISOR: J.P. Morgan Investment Management, Inc.
                through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital by investing primarily in equity securities of small companies with value characteristics and comparatively smaller market capitalizations.

UTILITIES DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Utilities Account INVESTMENT ADVISOR: Invista Capital Management, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek to provide current income and long-term growth of income and capital by investing primarily in equity and fixed-income securities of companies in the public utilities industry.


An Investment Advisor agrees to provide investment advisory services for a specific underlying mutual fund or underlying mutual fund account. For these services, each Investment Advisor is paid a fee.


SURPLUS DISTRIBUTIONS


Divisible surplus distributions are not anticipated because the Contracts are not expected to result in a contribution to the divisible surplus of the Company. However, if any divisible surplus distribution is made, then it will be made to the owners in the form of cash.


THE CONTRACT


The following descriptions are based on provisions of the Contract offered by this prospectus. You should refer to the actual Contract and the terms and limitations of any qualified plan which is to be funded by the Contract. Qualified plans are subject to several requirements and limitations which may affect the terms of any particular Contract or the advisability of taking certain action permitted by the Contract.


TO BUY A CONTRACT
If you want to buy a Contract, you must submit an application and make an initial purchase payment. If you are buying the Contract to fund a SIMPLE-IRA or SEP, an initial purchase payment is not required at the time you send in the application. If the application is complete and the Contract applied for is suitable, the Contract is issued subject to underwriting. If the completed application is received in proper order, the initial purchase payment is credited within two valuation days after the later of receipt of the application or receipt of the initial purchase payment at the annuity service office. If the initial purchase payment is not credited within five valuation days, it is refunded unless we have received your permission to retain the purchase payment until we receive the information necessary to issue the Contract.

The date the Contract is issued is the Contract date. The Contract date is the date used to determine Contract years, regardless of when the Contract is delivered.


PURCHASE PAYMENTS

..The initial purchase payment must be at least $2,500 for non-qualified retirement programs.
.. All other initial purchase payments must be at least $1,000.
..If you are making purchase payments through a payroll deduction plan or through a bank account (or similar financial institution) under an automated investment program, then your initial and subsequent purchase payments must be at least $100.
..You may elect a purchase payment credit rider with an additional charge and an associated 9-year surrender charge period.
..
  All purchase payments are subject to a surrender charge period that begins in the Contract year each payment is received.
  .If you do not elect the purchase payment credit rider, each purchase payment is subject to a 7 year surrender charge period.
  .If you elect the purchase payment credit rider, each purchase payment is subject to a 9 year surrender charge period.


.. Subsequent payments must be at least $100 and can be made until the annuity payment date.
.. If you are a member of a retirement plan covering three or more persons, then the initial and subsequent purchase payments for the Contract must average at least $100 and cannot be less than $50.
.. The total of all purchase payments may not be greater than $2,000,000 without our prior approval.
.. In New Jersey after the first Contract year, purchase payments cannot exceed
  $100,000 per Contract year.

The Company reserves the right to:
.. increase the minimum amount for each purchase payment to not more than $1,000;
  and
.. terminate* a Contract and send you the accumulated value if no premiums are paid during two consecutive calendar years and the accumulated value (or total purchase payments less partial surrenders and applicable surrender charges) is less than $2,000.
  * The Company will first notify you of its intent to exercise this right and give you 60 days to increase the accumulated value to at least $2,000.


RIGHT TO EXAMINE THE CONTRACT (FREE-LOOK)
Under state law, you have the right to return the Contract for any reason during the examination period. The examination period is 10 days after the Contract is delivered to you in all states, unless your Contract is issued in:

  . California and you are age 60 and over (30 day examination period), . Colorado (15 day examination period), . Idaho (20 day examination period), or . North Dakota (20 day examination period).


Some states require us to return the initial purchase payment while other states require us to return the accumulated value. If your Contract is issued in a state requiring return of initial purchase payment, your initial purchase payment will be allocated to the Money Market Division. After the examination period, the current value of the Money Market Division will be reallocated according to your allocation instructions.


In addition, if you decide to return the Contract during the examination period, the amount returned is reduced by any credits. If the value of the purchase payment credit declines during the examination period, we recover the full amount of the purchase payment credit.




If you are purchasing this Contract to fund an IRA, SIMPLE-IRA, or SEP-IRA; and you return it on or before the seventh day of the free-look period, then we will return the greater of:

  . Total purchase payments; or

  . Contract accumulated value.

To return a Contract you must send it and a written request to the annuity service office or to the sales representative who sold it to you before the close of business on the last day of the examination period. If you send the request (properly addressed and postage prepaid) to the annuity service office, the date of the postmark is used to determine if the examination period has expired.


Specific information is available from your sales representative or the annuity service office (1-800-852-4450).


REPLACEMENT CONTRACTS
If the purchase of this Contract is a replacement for another annuity contract or a life insurance policy, different examination periods may apply. The Company reserves the right to keep the initial purchase payment in the Money Market Division longer than 15 days to correspond to the examination periods of a particular state's replacement requirements.

Exchange Credit
---------------
If you own a Single Premium Deferred Annuity ("SPDA") or a Single Premium Deferred Annuity Plus ("SPDA+") issued by us and are within at least 8 months of the 8th Contract year, then you may transfer the accumulated value, without charge, to the Contract described in this prospectus. Additionally, we will add 1% of the current SPDA/SPDA+ surrender value to the purchase payment. We reserve the right to change or terminate this program. Any changes or termination will follow at least 1 year notice.

Both SPDA and SPDA+ are annuities which provide a fixed rate of accumulation. This Contract varies with the investment experience and objectives of the various divisions. Thus, the value of your Contract may increase or decrease with the investment holdings of the divisions.


When making an exchange decision, the owner should carefully review the SPDA or SPDA+ contract and this prospectus because the charges and provisions of the contracts differ. An existing SPDA or SPDA+ contract may be currently eligible for waiver of surrender charge due to critical need, while similar riders may not be available under this Contract. Electing the exchange credit does not result in additional charges or deductions. The charges and deductions associated with your Contract and any riders still apply.


To complete a transfer to this Contract, send
1) a Contract application,

2) a SPDA/SPDA+ surrender form,

3) a replacement form (based on state written), and

4) an Annuity Exchange Request and Release Form.
The exchange is effective when we receive the completed forms and accept the application. The transaction is valued at the end of the valuation period in which we receive the necessary documents.

(This "exchange credit" is not available in New York and may not be available in other states as well. Specific information is available from your registered representative or the annuity service office (1-800-852-4450)).


The Exchange Credit is allocated among the Separate Account Divisions, the DCA Plus Account(s) or the Fixed Account in the same ratio as the allocation of the purchase payment. The credit is treated as earnings. The 1% credit is subject to a vesting period. Therefore, the 1% credit is not credited to your Contract until the examination period has expired. If you exercise your right to return the Contract during the examination period, then the amount returned is the original amount invested (see RIGHT TO EXAMINE THE CONTRACT).


Additionally, if you decide to return the Contract during the examination period, the amount returned is reduced by any credits. If the value of the purchase payment credit declines during the examination period, we recover the full amount of the purchase payment credit.

PURCHASE PAYMENT CREDIT RIDER
You may elect a purchase payment credit rider at the time the Contract is issued (may not be available in all states; consult your sales representative or the annuity service office for availability). If the purchase payment credit rider is elected, then the following provisions apply to the Contract:
..A credit of 5% will be applied to purchase payments received during your first Contract year. For example, if you make purchase payments totaling $10,000 in your first Contract year, a credit amount of $500 will be added to your Contract (5% x $10,000). If an additional purchase payment of $5,000 is made in your second Contract year, then a credit is not added as a result of the $5,000 purchase payment.
..The credit is allocated among the Fixed Account and the divisions according to your then current purchase payment allocations.
..If you exercise your right to return the Contract during the examination period, the amount returned to you is reduced by any credits.
.. Credits are considered earnings under the Contract.
..All purchase payments are subject to the 9-year surrender charge table (see
  Surrender Charge).
..The purchase payment credit rider may not be cancelled and the associated
  9-year surrender charge period cannot be changed.
.. You may not participate in the DCA Plus Program.

The 0.60% purchase payment credit rider charge is assessed against the entire Separate Account accumulated value for the first eight Contract years. If you anticipate making additional purchase payments after the first Contract year you should carefully examine the purchase payment credit rider and consult your sales representative regarding its desirability.


(The Fixed Account is not available if the Purchase Payment Credit Rider is selected in Oregon. Specific information is available from your registered representative or the annuity service office (1-800-852-4450)).


The following tables demonstrate hypothetical values. The first table shows Contract accumulated values. The second table shows surrender values. The tables are based on:
.. a $100,000 initial purchase payment and no additional purchase payments; ..the deduction of total Separate Account annual expenses of 1.85% (for the first eight Contract years) annually for Contracts with the purchase payment credit rider and 1.25% annually for Contracts without the rider;
..the deduction of mutual fund expenses equal to those calculated as of
  December 31, 2000;
..purchase payment allocation among the divisions proportionally equal to the allocation of the company's total Separate Account assets as of April 30, 2000; and
.. 5% and 10% annual rates of return before charges.




                         5% ANNUAL RETURN                     10% ANNUAL RETURN
               ------------------------------------  ------------------------------------
                   CONTRACT           CONTRACT           CONTRACT            CONTRACT
               ACCUMULATED VALUE  ACCUMULATED VALUE  ACCUMULATED VALUE   ACCUMULATED VALUE
                    WITHOUT             WITH              WITHOUT              WITH
               PURCHASE PAYMENT   PURCHASE PAYMENT   PURCHASE PAYMENT    PURCHASE PAYMENT
CONTRACT YEAR        RIDER          CREDIT RIDER       CREDIT RIDER        CREDIT RIDER
-------------  -----------------  -----------------  -----------------   -----------------
      1            $103,086           $107,595           $108,356            $113,095
      2            $106,277           $110,261           $117,436            $121,838
      3            $109,567           $112,994           $127,277            $131,259
      4            $112,959           $115,796           $137,943            $141,408
      5            $116,456           $118,667           $149,504            $152,342
      6            $120,062           $121,609           $162,035            $164,123
      7            $123,780           $124,625           $175,616            $176,815
      8            $127,614           $127,716           $190,335            $190,489
      9            $131,566           $131,670           $206,290            $206,452
     10            $135,642           $135,749           $223,582            $223,758
     15            $158,001           $158,126           $334,391            $334,654
     20            $184,060           $184,205           $500,155            $500,549


                        5% ANNUAL RETURN                   10% ANNUAL RETURN
               ----------------------------------  ----------------------------------
               SURRENDER VALUE   SURRENDER VALUE   SURRENDER VALUE    SURRENDER VALUE
                   WITHOUT             WITH            WITHOUT              WITH
               PURCHASE PAYMENT  PURCHASE PAYMENT  PURCHASE PAYMENT   PURCHASE PAYMENT
CONTRACT YEAR    CREDIT RIDER      CREDIT RIDER      CREDIT RIDER       CREDIT RIDER
-------------  ----------------  ----------------  ----------------   ----------------
      1            $ 97,501          $ 99,787          $102,454           $105,095
      2            $100,500          $102,261          $111,436           $113,838
      3            $103,593          $104,994          $121,277           $123,259
      4            $107,959          $107,796          $132,943           $133,408
      5            $112,456          $111,667          $145,504           $145,342
      6            $117,062          $115,609          $159,035           $158,123
      7            $121,780          $119,625          $173,616           $171,815
      8            $127,614          $123,716          $190,335           $186,489
      9            $131,566          $128,670          $206,290           $203,452
     10            $135,642          $135,749          $223,582           $223,758
     15            $158,001          $158,126          $334,391           $334,654
     20            $184,060          $184,205          $500,155           $500,549


Based on the assumptions stated above, Contract accumulated value will generally be higher for Contracts with the purchase payment credit rider than without, regardless of the rate of return. In addition, the higher the rate of return, the more advantageous the purchase payment credit rider becomes. However, Contracts with the purchase payment credit rider are subject to both a greater surrender charge and a longer surrender charge period than Contracts issued without the purchase payment credit rider. If you surrender your Contract with the purchase payment credit rider while subject to a surrender charge, your Contract surrender value may be less than a Contract without the purchase payment credit rider.

THE ACCUMULATION PERIOD
The Value of Your Contract
--------------------------
The value of your Contract is the total of the Separate Account value plus the DCA Plus Account(s) value plus the Fixed Account value. The DCA Plus Accounts and Fixed Account are described in the section titled FIXED ACCOUNT AND DCA PLUS ACCOUNTS.

There is no guaranteed minimum Separate Account value. Its value reflects the investment experience of the divisions that you choose. It also reflects your purchase payments, partial surrenders, surrender charges and the Contract expenses deducted from the Separate Account.


The Separate Account value changes from day to day. To the extent the accumulated value is allocated to the Separate Account, you bear the investment risk. At the end of any valuation period, your Contract's value in a division is:
.. the number of units you have in a division multiplied by .. the value of a unit in the division.

The number of units is the total of units purchased by allocations to the division from:
.. your initial purchase payment;
.. an exchange credit (if applicable);
.. subsequent investments;
.. purchase payment credits; and
.. transfers from another division, a DCA Plus Account or the Fixed Account. minus units sold:
.. for partial surrenders from the division;
.. as part of a transfer to another division or the Fixed Account; and .. to pay contract charges and fees.




Unit values are calculated each valuation date at the close of normal trading of the NYSE (generally 3:00 p.m. Central Time). To calculate the unit value of a division, the unit value from the previous valuation date is multiplied by the division's net investment factor for the current valuation period. The number of units does not change due to a change in unit value.

The net investment factor measures the performance of each division. The net investment factor for a valuation period is calculated as follows:

[{share price (net asset value) of the underlying mutual fund at the end of the valuation period
                                      plus
  per share amount of any dividend* (or other distribution) made by the mutual fund during the valuation period}
                                   divided by
 share price (net asset value) of the underlying mutual fund at the end of the previous valuation period]
                                     minus
                    {total Separate Account annual expenses}
  * When an investment owned by a mutual fund pays a dividend, the dividend increases the net asset value of a share of the mutual fund as of the date the dividend is recorded. As the net asset value of a share of a mutual fund increases, the unit value of the corresponding division also reflects an increase. Payment of a dividend under these circumstances does not increase the number of units you own in the division.


The Separate Account charges are calculated by dividing the annual amount of the charge by 365 and multiplying by the number of days in the valuation period.


The Separate Account charges and any taxes (currently none) are accrued daily and are transferred from the Separate Account at the Company's discretion.


Purchase Payments
-----------------
.. On your application, you direct your purchase payments to be allocated to the
  Investment Options.
.. Allocations may be in percentages.
.. Percentages must be in whole numbers and total 100%.
.. Subsequent purchase payments are allocated according to your current allocation instructions.
.. Changes to the allocation instructions may be made without charge.
  . A change is effective on the next valuation period after we receive your new instructions.
  . You can change the allocations and allocation instructions by:
    . mailing your instructions to us;
    . calling us at 1-800-852-4450 (if telephone privileges apply);
    . faxing your instructions to us at 1-515-248-9800; or
    . visiting www.principal.com.
.. Changes to purchase payment allocations do not transfer any existing
  Investment Option accumulated values.
.. Purchase payments are credited on the basis of unit value next determined after we receive a purchase payment.

Separate Account Division Transfers
-----------------------------------
.. You may request an unscheduled transfer or set up a scheduled transfer by sending us a written request, by telephoning if you have telephone privileges (1-800-852-4450) or sending us a fax (1-515-248-9800).
.. You must specify the dollar amount or percentage to transfer from each division.
.. The minimum amount is $100 or if the division's value is less than $100, then
  100% of the division from which the transfer is being made.
.. In states where allowed, we reserve the right to reject transfer instructions from someone providing them for multiple Contracts for which he or she is not the owner.
You may not make a transfer to the Fixed Account if:
.. a transfer has been made from the Fixed Account to a division within six months; or
.. following the transfer, the Fixed Account value would be greater than $1,000,000 (without our prior approval).

Unscheduled Transfers
---------------------
.. You may make unscheduled division transfers from a division to another division or to the Fixed Account by:
  . mailing your instructions to us;
  . calling us at 1-800-852-4450 (if telephone privileges apply);
  . faxing your instructions to us at 1-515-248-9800; or
  . visiting www.principal.com.
.. Transfers are not permitted into DCA Plus Accounts.

.. The transfer is made, and values determined, as of the end of the valuation period in which we receive your request.

Scheduled Transfers (Dollar Cost Averaging)
-------------------------------------------
.. You may elect to have transfers made on a scheduled basis.
.. You must specify the dollar amount of the transfer.
.. You select the transfer date (other than the 29th, 30th or 31st) and the transfer period (monthly, quarterly, semi-annually or annually).
.. If the selected date is not a valuation date, the transfer is completed on the next valuation date.
.. Transfers are not permitted into DCA Plus Accounts.
.. If you want to stop a scheduled transfer, then you must provide us notice prior to the date of the scheduled transfer.
.. Transfers continue until your value in the division is zero or we receive notice to stop them.
.. We reserve the right to limit the number of divisions from which simultaneous transfers are made. In no event will it ever be less than two.

AUTOMATIC PORTFOLIO REBALANCING (APR)
.. APR allows you to maintain a specific percentage of your Separate Account accumulated value in specified divisions over time.
.. You may elect APR at any time.
.. APR is not available for values in the Fixed Account or the DCA Plus Accounts. .. APR is not available if you have arranged scheduled transfers from the same division.
.. APR will not begin until the examination period has expired.
.. There is no charge for APR transfers.
.. APR can be selected for quarterly, semi-annual or annual rebalancing.
.. You may rebalance by completing and submitting a form to us, by telephoning if you have telephone privileges (1-800-852-4450) or faxing your instructions to us (1-515-248-9800). (Divisions are rebalanced at the end of the next valuation period following your request.)
     Example: You elect APR to maintain your Separate Account accumulated value with 50% in the A Division and 50% in the B Division. At the end of the specified period, 60% of the values are in the A Division, with the remaining 40% in the B Division. By rebalancing, units from the A Division are sold and applied to the B Division so that 50% of the Separate Account accumulated value is once again in each Division.

TELEPHONE AND INTERNET SERVICES
These services permit you to make:
.. purchase payment allocation changes;
.. transfers; and
.. changes to APR.

Instructions received via our telephone services and internet are binding on both owners if the Contract is jointly owned. Neither the Company nor the Separate Account are responsible for the authenticity of telephone service or internet transaction requests. We reserve the right to refuse telephone service or internet transaction requests. You assume the risk of loss caused by fraudulent telephone service or internet transactions we reasonably believe to be genuine. We follow procedures in an attempt to assure genuine telephone service or internet transactions. If these procedures are not followed, then we may be liable for loss caused by unauthorized or fraudulent transactions. The procedures may include recording telephone service transactions, requesting personal identification (name, daytime telephone number, social security number and/or birth date) and sending written confirmation to your address of record.


If the Contract is owned by a business entity or a trust, an authorized individual (with the proper PIN) may use these services. Instructions provided by the authorized individual are binding on the owner.


We reserve the right to modify or terminate telephone service or internet transaction procedures at any time.


Telephone Services
------------------

Telephone services are available for both you and your sales representative. Telephone services may be declined on the application or at any later date by providing us with written notice. Telephone services are used by calling us at 1-800-852-4450.

Telephone instructions must be made while we are open for business. They are effective when received by us before the close of normal trading of the NYSE (generally 3 p.m. Central Time). Requests received when we are not open for business or after the NYSE closes its normal trading will be effective on the next valuation date.


Internet
--------
Internet access is available for both you and your sales representative at www.principal.com. You may elect Internet authorization for your sales representative by providing us written notice.

SURRENDERS
Surrenders result in the cancellation of units and your receipt of the canceled unit values minus any applicable fee and surrender charge. Surrenders from the Separate Account are generally paid within seven days of the effective date of the request for surrender (or earlier if required by law). However, certain delays in payment are permitted (see DELAY OF PAYMENTS). Surrenders before age 591/2 may involve an income tax penalty (see FEDERAL TAX MATTERS). You must send us a written request for any surrender.

You may specify surrender allocation percentages with each partial surrender request. If you don't provide us with specific percentages, we will use your purchase payment allocation percentages for the partial surrender. Surrenders may be subject to a surrender charge (see SURRENDER CHARGE).


Total Surrender
---------------
.. You may surrender the Contract at any time before the annuity payment date.
.. You receive the cash surrender value at the end of the valuation period during which we receive your surrender request.
.. The cash surrender value is your accumulated value minus any applicable fee and charge.
.. The written consent of all collateral assignees and irrevocable beneficiaries must be obtained prior to surrender.
.. We reserve the right to require you to return the Contract to us prior to making any payment though this does not affect the amount of the cash surrender value.

Unscheduled Partial Surrender
-----------------------------
.. Prior to the annuity payment date and during the lifetime of the Annuitant, you may surrender a part of the accumulated value by sending us a written request.
.. You must specify the dollar amount of the surrender (which must be at least
  $100).
.. The surrender is effective at the end of the valuation period during which we receive your written request for surrender.
.. The surrender is deducted from your Investment Options according to the surrender allocation percentages you specify.
.. If surrender allocation percentages are not specified, we use your purchase payment allocation percentages.
.. We surrender units from your Investment Options to equal the dollar amount of the surrender request plus any applicable surrender charge and fee.
.. The accumulated value after the unscheduled partial surrender must be equal to or greater than $5,000 (we reserve the right to change the minimum remaining accumulated value but it will not be greater than $10,000).

Scheduled Partial Surrender
---------------------------
.. You may elect partial surrenders from any of the Investment Options on a scheduled basis by sending us written notice.
.. Your accumulated value must be at least $5,000 when the scheduled surrenders begin.
.. You may specify monthly, quarterly, semi-annually or annually and choose a surrender date (other than the 29th, 30th or 31st).
.. If the selected date is not a valuation date, the surrender is completed on the next valuation date.
.. The surrenders continue until your value in the division is zero or we receive written notice to stop them.

DEATH BENEFIT
If you or the annuitant die before the annuity payment date, then we will pay a death benefit. In the case of joint annuitants, the death benefit is paid upon death of the first annuitant. If the owner is not a natural person, death benefits are paid to the beneficiary(ies) upon the death of the annuitant.

Before the annuity payment date, you may give us written instructions for payment under a death benefit option. If we do not receive your instructions, the death benefit is paid according to instructions from the beneficiary(ies). You name the beneficiary or beneficiaries in your application. The beneficiary(ies) receives benefits upon your death. Generally, unless the beneficiary(ies) elects otherwise we pay the death benefit in a single sum, subject to proof of your death.


Unless you have named an irrevocable beneficiary(ies), you may change your beneficiary by providing us with written notice. If a beneficiary dies before you, on your death we will make equal payments to the surviving beneficiaries unless you had provided us with other written instructions. If none of your beneficiaries survive you, we will pay the death benefit to your estate in a lump sum.


Upon death of the annuitant, your beneficiary may elect to:
.. apply the death benefit under an annuity payment option; or .. receive the death benefit as a single payment.

No surrender charge applies when a death benefit is paid.


If you die before the annuitant and your beneficiary is your spouse, we will continue the Contract with your spouse as the new owner unless your spouse elects to receive the death benefit.


If the owner or annuitant of a Contract, not issued as an IRA, Roth IRA, SEP IRA or Simple-IRA, dies before the annuitant and before the annuity payment date, written notice of the death must be sent to us promptly so distribution arrangements can be made to avoid adverse tax consequences.


Standard Death Benefit
----------------------
The amount of the standard death benefit is the greatest of:
.. your accumulated value on the date we receive proof of death and all required documents;
.. the total of purchase payments minus any partial surrenders, fees and charges as of the date we receive all required documents and notice (including proof) of death; or
.. the highest accumulated value on any prior Contract anniversary that is divisible equally by seven, plus any purchase payments and less any partial surrenders (and surrender charges incurred) made after that Contract anniversary.

Annual Enhanced Death Benefit
-----------------------------
This is an optional death benefit rider. Under this rider, if the original annuitant or owner dies before the annuity payment date, then the death benefit payable to the beneficiary is the greatest of:
.. the standard death benefit;
.. the annual increasing death benefit, based on purchase payments (accumulated at 5% annually) minus any surrenders and surrender charges (accumulated at 5% annually) until the later of the Contract anniversary after the original owner's or original annuitant's 75th birthday or five years from the effective date of the rider; or
.. the highest accumulated value on a Contract anniversary, plus any subsequent purchase payments minus any surrenders and surrender charges, until the Contract anniversary following the original owner's or original annuitant's 75th birthday or five years from the effective date of the rider, whichever comes last.

For Contracts issued in New York - under this rider, if the original annuitant or owner dies before the annuity payment date, then the death benefit payable to the beneficiary is the greater of:
.. the standard death benefit; or
.. the highest accumulated value on a Contract anniversary until the Contract anniversary following the original owner's or original annuitant's 75th birthday or five years from the effective date of the rider, whichever comes last.

Lock-In Feature
---------------
At the later of the Contract anniversary following the original owner's or original annuitant's 75th birthday ("lock-in date"), the death benefit amount is locked-in. After the lock-in date, the death benefit increases by purchase payments (subject to applicable restrictions) made after the lock-in date, minus any surrenders and surrender charges. However, because the death benefit is locked-in, it will only decrease by surrenders and surrender charges. Once the standard death benefit equals the annual enhanced death benefit, then the annual enhanced death benefit and any associated charge terminate. The standard death benefit then applies.

Termination
-----------
You may terminate the annual enhanced death benefit at anytime. Once the annual enhanced death benefit is terminated, it cannot be reinstated (except in Florida).

The annual cost of the rider is 0.20% of the annual accumulated value (0.15% in New York). The charge is equal to 0.05% (0.0375% in New York) of the average accumulated value during the calendar quarter. The cost will be deducted throughout the redemption of units from your Contract's accumulated value in the same proportion as the purchase payment allocations among the DCA Plus Accounts, Fixed Account and Separate Account Divisions. If the rider is purchased after the beginning of a quarter, then the charge is prorated according to the number of days it is in effect during the quarter. Upon termination of the rider or upon death, you will be charged based on the number of days it is in effect during the quarter. The enhanced death benefit rider is only available at the time the Contract is issued. Thus, once a Contract has been purchased without the rider, it may not be added at a later date.


Payment of Death Benefit
------------------------
The death benefit is usually paid within seven days of our receiving all documents (including proof of death) that we require to process the claim. Payment is made according to benefit instructions provided by you. Some states require this payment to be made in less than seven days. Under certain circumstances, this payment may be delayed (see DELAY OF PAYMENTS). We pay interest (at least 3% or as required by state law) on the death benefit from the date we receive all required documents until payment is made or until the death benefit is applied under an annuity payment option.

NOTE: Proof of death includes: a certified copy of a death certificate; a certified copy of a court order; a written statement by a medical doctor; or other proof satisfactory to us.

THE ANNUITY PAYMENT PERIOD
Annuity Payment Date
--------------------
You may specify an annuity payment date in your application. You may elect to receive payments under an annuity payment option at any time. If you do not specify an annuity payment date, then the annuity payment date is the later of the older annuitant's 85th birthday or 10 years after issuance. If the annuitant is living and the Contract is in force on that date, we will notify you to begin taking payments under the Contract. You may not select an annuity payment date which is on or after the older annuitant's 85th birthday or 10 years after the Contract date, whichever is the later. (No later than age 88 in Pennsylvania or age 90 in New York.)

Depending on the type of annuity payment option selected, payments that are initiated either before or after the annuity payment date may be subject to penalty taxes (see FEDERAL TAX MATTERS). You should consider this carefully when you select or change the annuity payment date.


You may change the annuity payment date with our prior approval. The request must be in writing and approved before we issue a supplementary Contract which provides an annuity payment option.


Annuity Payment Options
-----------------------
We offer fixed annuity payments. If, however, the accumulated value on the annuity payment date is less than $5,000 or if the amount applied under an annuity payment option is less than the minimum requirement we may pay out the entire amount. No surrender charge would be imposed. The Contract would then be canceled.

You may choose from several fixed annuity payment options. Payments will be made on the frequency you choose. You may elect to have your annuity payments made on a monthly, quarterly, semiannual or annual basis. The dollar amount of the payments is specified for the entire payment period according to the option selected. There is no right to make any total or partial surrender after the annuity payments start.


The amount of the annuity payment depends on:
.. amount of accumulated value;
.. annuity payment option selected; and
.. age and gender of annuitant (unless fixed income option is selected).

Annuity payments generally are higher for male annuitants than for female annuitants with an otherwise identical Contract. This is because statistically females have longer life expectancies than males. In certain states, this difference may not be taken into consideration in fixing the payment amount. Additionally, Contracts with no gender distinctions are made available for certain employer-sponsored plans because under most such plans, such Contract provisions are prohibited by law.


You may select an annuity payment option or change a previous selection by written request. We must receive the request on or before the annuity payment date. If an annuity payment option is not selected, then we will automatically apply the Life Income with Payments Guaranteed for a Period of 10 Years (see below). If you designate joint annuitants, then payment will be made pursuant to a Joint and Full Survivor Life Income for a Period of 10 Years (see below). Tax laws and regulations may impose further restrictions on annuity payment options.


Payments under the annuity payment options are made as of the first day of each payment period beginning with the annuity payment date. The available annuity payment options are:



FIXED INCOME . Payments of a fixed amount or payments for a fixed period of at least five years but not more than 30 years. Payments stop after all guaranteed payments are made.



LIFE INCOME . Payments are made as of the first day of each payment period during the annuitant's life, starting with the annuity payment date. No payments are made after the annuitant dies. It is possible that you would only receive one payment under this option if the annuitant dies before the second payment is due.



LIFE INCOME WITH PAYMENTS GUARANTEED FOR A PERIOD OF 5 TO 20 YEARS . Payments are made on the first day of each payment period beginning on the annuity payment date. Payments will continue until the annuitant dies. If the annuitant dies before all of the guaranteed payments have been made, then we will continue the guaranteed payments to the beneficiary.


JOINT AND FULL SURVIVOR LIFE INCOME WITH PAYMENTS GUARANTEED FOR A PERIOD OF 10

YEARS . Payments continue as long as either the annuitant or the joint annuitant is alive. If both die before all guaranteed payments have been made, the guaranteed remaining payments are made to the beneficiary.



JOINT AND TWO-THIRDS SURVIVOR LIFE INCOME . Payments continue as long as either the annuitant or the joint annuitant is alive. If either the annuitant or joint annuitant dies, payments continue to the survivor at two-thirds the original amount. Payments stop when both the annuitant and joint annuitant have died. It is possible that only one payment is made under this option if both annuitants die before the second payment is due.


Other annuity payment options may be available with our approval.


Death of Annuitant
------------------
If the owner or annuitant dies during the annuity payment period, remaining payments are made to the beneficiary throughout the guarantee period, if any, or for the life of any joint annuitant, if any. In all cases the person entitled to receive payments also receives any rights and privileges under the annuity payment option.

The mortality risk assumed by the Company is to make annuity payments for the full life of all annuitants regardless of how long they, or any individual annuitant, might live. Mortality risk does not apply to the Fixed Income option. Annuity payments are determined in accordance with annuity tables and other provisions contained in the Contract. This assures neither an annuitant's own longevity, nor an improvement in life expectancy, will have an adverse effect on the annuity payments received under this Contract. The annuity payment tables contained in this Contract are based on the Annuity Mortality 1983 Table a. These tables are guaranteed for the life of the Contract.


If you own one or more qualified annuity contracts, in order to avoid tax penalties, payments from at least one of your qualified contracts must start no later than April 1 following the calendar year in which you turn age 701/2. The required minimum payment is a distribution in equal (or substantially equal) amounts over your life or over the joint lives of you and your designated beneficiary. In addition, payments must be made at least once a year. Tax penalties may also apply at your death on certain excess accumulations. You should consider potential tax penalties with your tax advisor when selecting an annuity payment option or taking other distributions from the Contract.


Additional rules apply to distributions under non-qualified contracts (see REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS). However, the rules do not apply to contracts issued in connection with IRAs, SEPs or SIMPLE-IRAs.


CHARGES AND DEDUCTIONS


An annual fee, a mortality and expense risks charge and in some circumstances a purchase credit rider charge are deducted under the Contract. A surrender charge may also be deducted from certain surrenders made before the annuity payment date. We reserve the right to assess a transaction fee, state premium taxes and a daily administration charge. There are also deductions from and expenses paid out of the assets of the mutual funds which are described in the mutual funds' prospectuses.


ANNUAL FEE
An annual fee exists which is the lesser of $30 or 2% of your accumulated value (subject to any applicable state law limitations). The fee is deducted from the DCA Plus Accounts, Fixed Account or your interest in a division, whichever has the greatest value. The fee is deducted on each contract anniversary and upon total surrender of the Contract. This fee is currently waived for Contracts having an accumulated value on the last day of the Contract year of $30,000 or more. The aggregate value of multiple Contracts owned, or jointly owned, by you is used to attain the $30,000 accumulated value. Aggregation occurs on each Contract's anniversary. The fee assists in covering administrative costs. The Company does not anticipate any profit from this fee.

The administrative costs include costs associated with:
.. issuing Contracts;
.. establishing and maintaining the records which relate to Contracts; .. making regulatory filings and furnishing confirmation notices;
.. preparing, distributing and tabulating voting materials and other communications;
.. providing computer, actuarial and accounting services; and .. processing Contract transactions.

MORTALITY AND EXPENSE RISKS CHARGE
We assess each division with a daily charge for mortality and expense risks. The annual rate of the charge is 1.25% of the average daily net assets of the Separate Account. We agree not to increase this charge for the duration of the Contract. This charge is assessed only prior to the annuity payment date. This charge is assessed daily when the value of a unit is calculated.

We have a mortality risk in that we guarantee payment of a death benefit in a single sum or under an annuity payment option. No surrender charge is imposed on a death benefit payment which gives us an additional mortality risk.


The expense risk that we assume is that the actual expenses incurred in issuing and administering the Contract exceed the Contract limits on administrative charges.

If the mortality and expense risks charge is not enough to cover the costs, we bear the loss. If the amount of mortality and expense risks charge deducted is more than our costs, the excess is profit to the Company. We expect a profit from the mortality and expense risks charge.

PURCHASE PAYMENT CREDIT
If you elect the purchase payment credit rider we assess each division with an additional daily charge. The annual rate of the charge is 0.60% of the average daily net assets of the Separate Account. We agree not to increase this charge for the duration of the Contract. This charge is assessed until completion of your 8th Contract year and only prior to the annuity payment date. This charge is assessed daily when the value of a unit is calculated.

If the purchase payment credit rider charge is not enough to cover the cost of the credit, we bear the loss. If the amount of the purchase payment credit rider charge deducted is more than our costs, the excess is profit to the Company. We expect a profit from the purchase payment credit rider charge.




TRANSACTION FEE
We reserve the right to charge a transaction fee of $30 that applies to each unscheduled partial surrender after the 12th unscheduled partial surrender in a Contract year. We also reserve the right to charge a $30 transaction fee on each unscheduled transfer after the 12th such transfer in a Contract year. The transaction fee would be deducted from the DCA Plus Accounts, Fixed Account and/or your interest in a division from which the amount is surrendered or transferred, on a pro rata basis.

PREMIUM TAXES
We reserve the right to deduct an amount to cover any premium taxes imposed by states or other jurisdictions. Any deduction is made from either a purchase payment when we receive it, or the accumulated value when you request a surrender (total or partial) or it is applied under an annuity payment option. Premium taxes range from 0% in most states to as high as 3.50%.

SURRENDER CHARGE
No sales charge is collected or deducted when purchase payments are applied under the Contract. A surrender charge is assessed on certain total or partial surrenders. The amounts we receive from the surrender charge are used to cover some of the expenses of the sale of the Contract (commissions and other promotional or distribution expenses). If the surrender charge collected is not enough to cover the actual costs of distribution, the costs are paid from the company's General Account assets which includes profit, if any, from the mortality and expense risks charge.

The surrender charge for any total or partial surrender is a percentage of the purchase payments surrendered which were received by us during the Contract years prior to the surrender. The applicable percentage which is applied to the sum of the purchase payments paid during each Contract year is determined by the following tables.


Surrender Charge without the purchase payment credit rider (as a percentage of amounts surrendered)

  TABLE OF SURRENDER CHARGES WITH THE PURCHASE PAYMENT CREDIT RIDER
 ------------------------------------
 NUMBER OF COMPLETED CONTRACT YEARS   SURRENDER CHARGE APPLIED TO ALL
    SINCE EACH PURCHASE PAYMENT        PURCHASE PAYMENTS RECEIVED IN
              WAS MADE                      THAT CONTRACT YEAR
 ----------------------------------   -------------------------------
   0 (year of purchase payment)*                    6%
                 1                                  6%
                 2                                  6%
                 3                                  5%
                 4                                  4%
                 5                                  3%
                 6                                  2%
            7 and later                             0%

Surrender Charge with the purchase payment credit rider (as a percentage of amounts surrendered)

                     TABLE OF SURRENDER CHARGES WITH THE PURCHASE PAYMENT CREDIT RIDER
                    ------------------------------------
                    NUMBER OF COMPLETED CONTRACT YEARS   SURRENDER CHARGE APPLIED TO ALL
                       SINCE EACH PURCHASE PAYMENT        PURCHASE PAYMENTS RECEIVED IN
                                 WAS MADE                      THAT CONTRACT YEAR
                    ----------------------------------   -------------------------------
                      0 (year of purchase payment)*                    8%
                                    1                                  8%
                                    2                                  8%
                                    3                                  8%
                                    4                                  7%
                                    5                                  6%
                                    6                                  5%
                                    8                                  3%
                               9 and later                             0%


    * Each purchase payment begins in year 0 for purposes of calculating the percentage applied to that payment. However, purchase payments are added together by Contract year for purposes of determining the applicable surrender charge percentage. If your Contract year begins April 1 and ends March 31 the following year, then all purchase payments received during that period are considered to have been made in that Contract year.


For purpose of calculating surrender charges, we assume that surrenders and transfers are made in the following order:
.. first from purchase payments no longer subject to a surrender charge;
.. then from the free surrender privilege (first from the earnings, then from the oldest purchase payments (first-in, first-out)) described below; and .. then from purchase payments subject to a surrender charge on a first-in, first-out basis.

A surrender charge is not imposed in states where it is prohibited, including:
.. New Jersey - no surrender charge for total surrender on or after the later of the annuitant's 64th birthday or 4 years after the Contract date.
.. Washington - no surrender charge for total surrender on or after the later of the annuitant's 70th birthday or 10 years after the Contract date.

FREE SURRENDER PRIVILEGE
The free surrender privilege is an amount normally subject to a surrender charge that may be surrendered without a charge. The free surrender privilege is the greater of:
.. earnings in the Contract (earnings = accumulated value less unsurrendered purchase payments as of the surrender date); or .. 10% of the purchase payments still subject to the surrender charge, decreased by any partial surrenders since the last Contract anniversary.
The free surrender privilege not used in a Contract year is not added to the free surrender privilege for any following Contract year(s).

Unscheduled partial surrenders of the free surrender privilege may be subject to the transaction fee described above.


Waiver of Surrender Charge
--------------------------
The surrender charge does not apply to:
.. amounts applied under an annuity payment option; or .. payment of any death benefit, however, the surrender charge does apply to purchase payments made by a surviving spouse after an owner's death; or .. amounts distributed to satisfy the minimum distribution requirement of Section
  401(a)9 of the Code provided that the amount surrendered does not exceed the minimum distribution amount which would have been calculated based on the value of this Contract alone; or
.. an amount transferred from the Contract to a single premium immediate annuity issued by the Company after the surrender charge period has expired; or

.. an amount transferred from a Contract used to fund an IRA to another annuity contract issued by the Company to fund an IRA of the participant's spouse when the distribution is made pursuant to a divorce decree; or
.. if permitted by state law, withdrawals made after the first Contract anniversary if the original owner or original annuitant has a critical need.

Waiver of the surrender charge is available for critical need if the following conditions are met:
.. original owner or original annuitant has a critical need; and .. the critical need did not exist before the Contract date.

For the purposes of this section, the following definitions apply:
.. critical need - owner's or annuitant's confinement to a health care facility, terminal illness diagnosis or total and permanent disability. If the critical need is confinement to a health care facility, the confinement must continue for at least 60 consecutive days after the Contract date and the surrender must occur within 90 days of the confinement's end.
.. health care facility - a licensed hospital or inpatient nursing facility providing daily medical treatment and keeping daily medical records for each patient (not primarily providing just residency or retirement care). This does not include a facility primarily providing drug or alcohol treatment, or a facility owned or operated by the owner, annuitant or a member of their immediate families.
.. terminal illness - sickness or injury that results in the owner's or annuitant's life expectancy being 12 months or less from the date notice to receive a distribution from the Contract is received by the Company.
.. total and permanent disability - a disability that occurs after the Contract date but before the original owner or annuitant reaches age 65 and qualifies to receive social security disability benefits. In New York and West Virginia, different definitions of total and permanent disability apply. Contact us at 1-800-852-4450 for additional information.

This waiver of surrender charge rider is not available in Massachusetts, New Jersey or Pennsylvania. In New York, the rider only applies if the original owner or original annuitant suffers a total and permanent disability. Specific information is available from your sales representative or the annuity service office (1-800-852-4450).


ADMINISTRATION CHARGE
We reserve the right to assess each division with a daily charge at the annual rate of 0.15% of the average daily net assets of the division. This charge would only be imposed before the annuity payment date. This charge would be assessed to help cover administrative expenses. Administrative expenses include the cost of issuing the Contract, clerical, recordkeeping and bookkeeping services, keeping the required financial and accounting records, communicating with Contract owners and making regulatory filings.

SPECIAL PROVISIONS FOR GROUP OR SPONSORED ARRANGEMENTS
Where permitted by state law, Contracts may be purchased under group or sponsored arrangements as well as on an individual basis.
   GROUP ARRANGEMENT - program under which a trustee, employer or similar entity purchases Contracts covering a group of individuals on a group basis.
   SPONSORED ARRANGEMENT - program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Contracts on an individual basis.

The charges and deductions described above may be reduced or eliminated for Contracts issued in connection with group or sponsored arrangements. The rules in effect at the time the application is approved will determine if reductions apply. Reductions may include but are not limited to sales of Contracts without, or with reduced, mortality and expense risks charges, annual fees or surrender charges.


Availability of the reduction and the size of the reduction (if any) is based on certain criteria.


Eligibility for and the amount of these reductions are determined by a number of factors, including the number of individuals in the group, the amount of expected purchase payments, total assets under management for the Contract owner, the relationship among the group's members, the purpose for which the Contract is being purchased, the expected persistency of the Contract, and any other circumstances which, in our opinion are rationally related to the expected reduction in expenses. Reductions reflect the reduced sales efforts and administrative costs resulting from these arrangements. We may modify the criteria for and the amount of the reduction in the future. Modifications will not unfairly discriminate against any person, including affected Contract owners and other contract owners with contracts funded by the Separate Account.


FIXED ACCOUNT AND DCA PLUS ACCOUNTS


This prospectus is intended to serve as a disclosure document only for the Contract as it relates to the Separate Account. It only contains selected information regarding the Fixed Account and DCA Plus Accounts. Assets in the Fixed Account and DCA Plus Accounts are held in the General Account of the Company.


The General Account is the assets of the Company other than those allocated to any of the Company's Separate Accounts. Subject to applicable law, the Company has sole discretion over the assets in the General Account. Because of exemptive and exclusionary provisions, interests in the Fixed Account and DCA Plus Accounts are not registered under the Securities Act of 1933 and the General Account is not registered as an investment company under the Investment Company Act of 1940. The Fixed Account and DCA Plus Accounts are not subject to these Acts. The staff of the SEC does not review the prospectus disclosures relating to the Fixed Account or DCA Plus Accounts. However, these disclosures are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus. Separate Account expenses are not assessed against any Fixed Account or DCA Plus Account values. More information concerning the Fixed Account and DCA Plus Accounts is available from our annuity service office or from a sales representative.


FIXED ACCOUNT
The Company guarantees that purchase payments allocated to the Fixed Account earn interest at a guaranteed interest rate. In no event will the guaranteed interest rate be less than 3% compounded annually.

Each purchase payment allocated or amount transferred to the Fixed Account earns interest at the guaranteed rate in effect on the date it is received or transferred. This rate applies to each purchase payment or amount transferred through the end of the Contract year.


Each Contract anniversary, we declare a renewal interest rate that is guaranteed and applies to the Fixed Account value in existence at that time. This rate applies until the end of the Contract year. Interest is earned daily and compounded annually at the end of each Contract year. Once credited, the interest is guaranteed and becomes part of the Fixed Account accumulated value from which deductions for fees and charges may be made.


FIXED ACCOUNT ACCUMULATED VALUE
Your Fixed Account value on any valuation date is equal to:
.. purchase payments allocated to the Fixed Account;
.. plus any transfers to the Fixed Account from the Separate Account and DCA Plus
  Accounts;
.. plus interest credited to the Fixed Account;
.. minus any surrenders or applicable surrender charges from the Fixed Account; .. minus any transfers to the Separate Account.

FIXED ACCOUNT TRANSFERS, TOTAL AND PARTIAL SURRENDERS
Transfers and surrenders from the Fixed Account are subject to certain limitations. In addition, surrenders from the Fixed Account may be subject to a charge (see SURRENDER CHARGE).

You may transfer amounts from the Fixed Account to the divisions before the annuity payment date and as provided below. The transfer is effective on the valuation date following our receiving your instructions. You may transfer amounts on either a scheduled or unscheduled basis. You may not make both scheduled and unscheduled Fixed Account transfers in the same Contract year.


Unscheduled Fixed Account Transfers
-----------------------------------

The minimum transfer amount is $100 (or entire Fixed Account accumulated value if less than $100). Once per Contract year, within the 30 days following the Contract anniversary date, you can:
.. transfer an amount not to exceed 25% of your Fixed Account accumulated value;
  or
.. transfer up to 100% of your Fixed Account accumulated value if:
  . your Fixed Account value is less than $1,000; or the renewal interest rate for your Fixed Account accumulated value for the current Contract year is more than one percentage point lower than the weighted average of your Fixed Account interest rates for the preceding Contract year. We will inform you if the renewal interest rate falls to that level.

Scheduled Fixed Account Transfers
---------------------------------
Fixed Account Dollar Cost Averaging
You may make scheduled transfers on a monthly basis from the Fixed Account to the Separate Account as follows:
.. You may establish scheduled transfers by sending a written request or by telephoning the annuity service office at 1-800-852-4450.
.. Transfers occur on a date you specify (other than the 29th, 30th or 31st of any month).
.. If the selected date is not a valuation date, the transfer is completed on the next valuation date.
.. Scheduled transfers are only available if the Fixed Account accumulated value is $5,000 or more at the time the scheduled transfers begin.
.. Scheduled monthly transfers of an amount not to exceed 2% of your Fixed
  Account accumulated value at the beginning of the Contract year or the current Fixed Account value will continue until the Fixed Account value is zero or until you notify us to discontinue them.
.. The minimum transfer amount is $100.
.. If the Fixed Account accumulated value is less than $100 at the time of transfer, then the entire Fixed Account accumulated value will be transferred. .. If you stop the transfers, you may not start them again without our prior approval.

DOLLAR COST AVERAGING PLUS PROGRAM (DCA PLUS PROGRAM)
Purchase payments allocated to the DCA Plus Accounts earn a guaranteed interest rate. A portion of your DCA Plus Account accumulated value is periodically transferred (on the 28th of each month) to divisions or to the Fixed Account. If the 28th is not a valuation date, then the transfer occurs on the next valuation date. The transfers are allocated according to your DCA Plus allocation instructions. Transfers into a DCA Plus Account are not permitted. If you elect the purchase payment credit rider, you may not participate in the DCA Plus Program.




DOLLAR COST AVERAGING PLUS PROGRAM (DCA PLUS PROGRAM)
Purchase payments allocated to the DCA Plus Accounts earn a guaranteed interest rate. A portion of your DCA Plus Account accumulated value is periodically transferred (on the 28th of each month) to divisions or to the Fixed Account. If the 28th is not a valuation date, then the transfer occurs on the next valuation date. The transfers are allocated according to your DCA Plus allocation instructions. Transfers into a DCA Plus Account are not permitted. If you elect the purchase payment credit rider, you may not participate in the DCA Plus Program.

DCA Plus Purchase Payments
--------------------------
You may enroll in the DCA Plus program by allocating a minimum purchase payment of $1,000 into a DCA Plus Account and selecting divisions and/or the Fixed Account into which transfers will be made. Subsequent purchase payments of at least $1,000 are permitted. You can change your DCA Plus allocation instructions during the transfer period. Automatic portfolio rebalancing does not apply to DCA Plus Accounts.

DCA Plus purchase payments receive the fixed rate of return in effect on the date each purchase payment is received by us. The rate of return remains in effect for the remainder of the 6-month or 12-month DCA Plus transfer program.


Selecting A DCA Plus Account
----------------------------
DCA Plus Accounts are available in either a 6-month transfer program or a 12-month transfer program. The 6-month transfer program and the 12-month transfer program generally will have different credited interest rates. You may enroll in both a 6-month and 12-month DCA Plus program. However, you may only participate in one 6-month and one 12-month DCA Plus program at a time. Under the 6-month transfer program, all payments and accrued interest must be transferred from the DCA Plus Account to the selected divisions and/or Fixed Account in no more than 6 months. Under the 12-month transfer program, all payments and accrued interest must be transferred to the selected divisions and/or Fixed Account in no more than 12 months.

We will transfer an amount each month which is equal to your DCA Plus Account value divided by the number of months remaining in your transfer program. For example, if 4 scheduled transfers remain in your 6-month transfer program and you had a $4,000 DCA Plus Account accumulated value, the transfer amount would be $1,000 ($4,000 / 4).


Scheduled DCA Plus Transfers
----------------------------
Transfers are made from DCA Plus Accounts to divisions and the Fixed Account according to your allocation instructions. The transfers begin after we receive your purchase payment and completed enrollment instructions. Transfers occur on the 28th of the month and continue until your entire DCA Plus Account accumulated value is transferred.

Unscheduled DCA Plus Transfers
------------------------------
You may make unscheduled transfers from DCA Plus Accounts to divisions and/or the Fixed Account. A transfer is made, and values determined, as of the end of the valuation period in which we receive your request.

DCA Plus Surrenders
-------------------
You may make scheduled or unscheduled surrenders from DCA Plus Accounts. Purchase payments earn interest according to the corresponding rate until the surrender date. Surrenders are subject to any applicable surrender charge.

GENERAL PROVISIONS


THE CONTRACT
The entire Contract is made up of: the Contract, copies of any applications, amendments, riders and endorsements attached to the Contract; current data pages; copies of any supplemental applications, amendments, endorsements and revised Contract pages or data pages which are mailed to you. Only our corporate officers can agree to change or waive any provisions of a Contract. Any change or waiver must be in writing and signed by an officer of the Company.

DELAY OF PAYMENTS
Surrenders are generally made within seven days after we receive your instruction for a surrender in a form acceptable to us. This period may be shorter where required by law. However, payment of any amount upon total or partial surrender, death or the transfer to or from a division may be deferred during any period when the right to sell mutual fund shares is suspended as permitted under provisions of the Investment Company Act of 1940 (as amended).

The right to sell shares may be suspended during any period when:
.. trading on the NYSE is restricted as determined by the SEC or when the NYSE is closed for other than weekends and holidays; or .. an emergency exists, as determined by the SEC, as a result of which:
  . disposal by a mutual fund of securities owned by it is not reasonably practicable;
  . it is not reasonably practicable for a mutual fund to fairly determine the value of its net assets; or
  . the SEC permits suspension for the protection of security holders.

If payments are delayed and your surrender or transfer is not canceled by your written instruction, the amount to be surrendered or transferred will be determined the first valuation date following the expiration of the permitted delay. The surrender or transfer will be made within seven days thereafter.


In addition, payments on surrenders attributable to a purchase payment made by check may be delayed up to 15 days. This permits payment to be collected on the check. We may also defer payment of surrender proceeds payable out of the Fixed Account for a period of up to six months.

MISSTATEMENT OF AGE OR GENDER
If the age or, where applicable, gender of the annuitant has been misstated, we adjust the annuity payment under your Contract to reflect the amount that would have been payable at the correct age and gender. If we make any overpayment because of incorrect information about age or gender, or any error or miscalculation, we deduct the overpayment from the next payment or payments due. Underpayments are added to the next payment.

ASSIGNMENT
You may assign ownership of your non-qualified Contract. Each assignment is subject to any payments made or action taken by the Company prior to our notification of the assignment. We assume no responsibility for the validity of any assignment. An assignment or pledge of a Contract may have adverse tax consequences.

An assignment must be made in writing and filed with us at the annuity service office. The irrevocable beneficiary(ies), if any, must authorize any assignment in writing. Your rights, as well as those of the annuitant and beneficiary, are subject to any assignment on file with us. Any amount paid to an assignee is treated as a partial surrender and is paid in a single lump sum.


CHANGE OF OWNER
You may change your non-qualified Contract ownership designation at any time. Your request must be in writing and approved by us. After approval, the change is effective as of the date you signed the request for change. If ownership is changed, then the waiver of the surrender charge for surrenders made because of critical need of the owner is not available. We reserve the right to require that you send us the Contract so that we can record the change.

BENEFICIARY
Before the annuity payment date and while the annuitant is alive, you have the right to name or change a beneficiary. This may be done as part of the application process or by sending us a written request. Under certain retirement programs, however, spousal consent may be required to name or change a beneficiary. Unless you have named an irrevocable beneficiary, you may change your beneficiary designation by sending us a written request. If a beneficiary has not been named at the time of the annuitant's death, then the benefit will be paid to the owner, if living, otherwise, to the owner's estate. If the beneficiary dies during the annuity payment period, and no other beneficiary is alive, then any remaining benefits will be paid to the beneficiary's estate.

If there are joint annuitants on the Contract, the benefit is paid on the first annuitant's death.


CONTRACT TERMINATION
We reserve the right to terminate the Contract and make a single sum payment (without imposing any charges) to you if your accumulated value at the end of the accumulation period is less than $2,000. Before the Contract is terminated, we will send you a notice to increase the accumulated value to $2,000 within 60 days.

REINSTATEMENT
If you have replaced this Contract with an annuity contract from another company and want to reinstate this Contract, then the following apply:
.. we reinstate the Contract effective on the original surrender date;
..
  if you elect the purchase payment credit rider on the reinstatement Contract, then the 9-year surrender charge period will commence from the date of reinstatement we calculate the purchase payment credit based on the amount of the reinstatement;
..we apply the amount received from the other company and the amount of the surrender charge you paid when you surrendered the Contract;
..these amounts are priced on the valuation day the money from the other company is received by us;
.. commissions are not paid on the reinstatement amounts; and .. new data pages are sent to your address of record.




REPORTS
We will mail to you a statement, along with any reports required by state law, of your current accumulated value at least once per year prior to the annuity payment date. After the annuity payment date, any reports will be mailed to the person receiving the annuity payments.

Quarterly statements reflect purchases and surrenders occurring during the quarter as well as the balance of units owned and accumulated values.


RIGHTS RESERVED BY THE COMPANY


We reserve the right to make certain changes if, in our judgment, they best serve the interests of you and the annuitant or are appropriate in carrying out the purpose of the Contract. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approvals may not be required in all cases. Examples of the changes the Company may make include:
.. transfer assets in any division to another division or to the Fixed Account; .. add, combine or eliminate a division(s);
.. substitute the units of a division for the units of another division;
  . if units of a division are no longer available for investment; or . if in our judgment, investment in a division becomes inappropriate considering the purposes of the Separate Account.

The Contract does not permit excessive trading or market timing. Market timing activity can disrupt management strategy of the underlying mutual funds and increase expenses, which are borne by all Contract owners. We reserve the right to reject excessive exchanges or purchases by market timers if the trade would disrupt the management of the Separate Account, any division of the Separate Account or any underlying mutual fund. In addition, we may suspend or modify transfer privileges at any time to prevent market timing efforts that could disadvantage other Contract owners. These modifications could include, but not be limited to:
.. requiring a minimum time period between each transfer;
.. not accepting transfer requests from someone providing them for multiple
  Contracts for which he or she is not the owner; or .. limiting the dollar amount that a Contract owner may transfer at any one time.

DISTRIBUTION OF THE CONTRACT


The individuals who sell the Contract are authorized to sell life and other forms of personal insurance and variable annuities. These people will usually be representatives of Princor Financial Services Corporation ("Princor"), Principal Financial Group, Des Moines, Iowa 50392-0200 which is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. As the principal underwriter, Princor is paid 6.5% of purchase payments by the Company for the distribution of the Contract. The Company and Princor may receive a portion of the Fidelity Variable Insurance Products and Janus Aspen Series Funds' expenses for recordkeeping, marketing and distribution services. The Contract may also be sold through other selected broker-dealers registered under the Securities and Exchange Act of 1933 or firms that are exempt from such registration. Princor is also the principal underwriter for various registered investment companies organized by the Company. Princor is a subsidiary of Principal Financial Services, Inc.


From time to time, Princor may enter into special arrangements with certain broker-dealers and may enter into special arrangements with registered representatives of Princor. These special arrangements may provide for the payment of higher compensation to such broker-dealers and registered representatives for selling the Contract.


PERFORMANCE CALCULATION


The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the hypothetical performance of its divisions for this Contract as if the Contract had been issued on or after the date the mutual fund in which the division invests was first offered. The hypothetical performance from the date of the inception of the mutual fund in which the division invests is calculated by reducing the actual performance of the underlying mutual fund by the fees and charges of this Contract as if it had been in existence.


The yield and total return figures described below vary depending upon market conditions, composition of the underlying mutual fund's portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles. The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance. For further information on how the Separate Account calculates yield and total return figures, see the SAI.


From time to time the Separate Account advertises its Money Market Division's "yield" and "effective yield" for these Contracts. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the division refers to the income generated by an investment in the division over a 7-day period (which period is stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The "effective yield" is slightly higher than the "yield" because of the compounding effect of the assumed reinvestment.


In addition, the Separate Account advertises the "yield" for other divisions for the Contract. The "yield" of a division is determined by annualizing the net investment income per unit for a specific, historical 30-day period and dividing the result by the ending maximum offering price of the unit for the same period.


The Separate Account also advertises the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable accumulated value.


VOTING RIGHTS


The Company votes shares of the Principal Variable Contracts Fund, Inc., AIM V.I. Growth Fund, AIM V.I. Core Equity Fund, AIM V.I. Premier Equity Fund, American Century VP Income & Growth, American Century VP Ultra, DIP Founders Discovery Portfolio, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, INVESCO VIF-Dynamics Fund, INVESCO VIF-Health Sciences Fund, INVESCO VIF-Small Company Growth Fund, INVESCO VIF-Technology Fund and Janus Aspen Series - Service Shares Aggressive Growth Portfolio held in the Separate Account at meetings of shareholders of those mutual funds. It follows your voting instructions if you have an investment in the corresponding division.

The number of mutual fund shares in which you have a voting interest is determined by your investments in a mutual fund as of a "record date." The record date is set by the mutual fund within the requirements of the laws of the state which govern the various mutual funds. The number of mutual fund shares held in the Separate Account attributable to your interest in each division is determined by dividing the value of your interest in that division by the net asset value of one share of the mutual fund. Shares for which owners are entitled to give voting instructions, but for which none are received, and shares of the mutual fund owned by the Company are voted in the same proportion as the total shares for which voting instructions have been received.


Voting materials are provided to you along with an appropriate form that may be used to give voting instructions to the Company.


If the Company determines pursuant to applicable law, that mutual fund shares held in Separate Account B need not be voted pursuant to instructions received from owners, then the Company may vote mutual fund shares held in the Separate Account in its own right.


FEDERAL TAX MATTERS


The following description is a general summary of the tax rules, primarily related to federal income taxes, which in our opinion are currently in effect. These rules are based on laws, regulations and interpretations which are subject to change at any time. This summary is not comprehensive and is not intended as tax advice. Federal estate and gift tax considerations, as well as state and local taxes, may also be material. You should consult a qualified tax adviser about the tax implications of taking action under a Contract or related retirement plan.


NON-QUALIFIED CONTRACTS
Section 72 of the Code governs the income taxation of annuities in general.
.. Purchase payments made under non-qualified Contracts are not excludable or deductible from your gross income or any other person's gross income.
.. An increase in the accumulated value of a non-qualified Contract owned by a natural person resulting from the investment performance of the Separate Account or interest credited to the DCA Plus Accounts and the Fixed Account is generally not taxable until paid out as surrender proceeds, death benefit proceeds, or otherwise.
.. Generally, owners who are not natural persons are immediately taxed on any increase in the accumulated value.

The following discussion applies generally to Contracts owned by natural persons.
.. Surrenders or partial surrenders are taxed as ordinary income to the extent of the accumulated income or gain under the Contract.
.. The value of the Contract pledged or assigned is taxed as ordinary income to the same extent as a partial surrender.
.. Annuity payments:
  . The investment in the Contract is generally the total of the purchase payments made.
  . The portion of the annuity payment that represents the amount by which the accumulated value exceeds purchase payments is taxed as ordinary income. The remainder of each annuity payment is not taxed.
  . After the purchase payment(s) in the Contract is paid out, the full amount of any annuity payment is taxable.

For purposes of determining the amount of taxable income resulting from distributions, all Contracts and other annuity contracts issued by us or our affiliates to the same owner within the same calendar year are treated as if they are a single contract.


A transfer of ownership of a Contract, or designation of an annuitant or other payee who is not also the owner, may result in a certain income or gift tax consequences to the owner. If you are contemplating any transfer or assignment of a Contract, you should contact a competent tax advisor with respect to the potential tax effects of such transactions.


REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS
In order for a non-qualified Contract to be treated as an annuity contract for federal income tax purposes, the Code requires:

.. If the person receiving payments dies on or after the annuity payment date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of the interest is distributed at least as rapidly as under the method of distribution being used as of the date of that person's death.
.. If you die prior to the annuity payment date, the entire interest in the Contract will be distributed:
  . within five years after the date of your death; or . as annuity payments which begin within one year of your death and which are made over the life of your designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary.
.. If you take a distribution from the Contract before you are 591/2, you may incur an income tax penalty.

Generally, unless the beneficiary elects otherwise, the above requirements are satisfied prior to the annuity payment date by paying the death benefit in a single sum, subject to proof of your death. The beneficiary may elect by written request to receive an annuity payment option instead of a lump sum payment.


If your designated beneficiary is your surviving spouse, the Contract may be continued with your spouse deemed to be the new owner for purposes of the Code. Where the owner or other person receiving payments is not a natural person, the required distributions provided for in the Code apply upon the death of the annuitant.


IRA, SEP, AND SIMPLE-IRA
The Contract may be used to fund IRAs, SEPs, and SIMPLE-IRAs.
.. IRA - An Individual Retirement Annuity (IRA) is a retirement savings annuity.
  Contributions grow tax deferred.
.. SEP-IRA - A SEP is a form of IRA. A SEP allows you, as an employer, to provide retirement benefits for your employees by contributing to their IRAs.
.. SIMPLE-IRA - SIMPLE stands for Savings Incentive Match Plan for Employers. A
  SIMPLE-IRA allows employees to save for retirement by deferring salary on a pre-tax basis and receiving predetermined company contributions.

The tax rules applicable to owners, annuitants and other payees vary according to the type of plan and the terms and conditions of the plan itself. In general, purchase payments made under a retirement program recognized under the Code are excluded from the participant's gross income for tax purposes prior to the annuity payment date (subject to applicable state law). The portion, if any, of any purchase payment made that is not excluded from their gross income is their investment in the Contract. Aggregate deferrals under all plans at the employee's option may be subject to limitations.



If you are purchasing this Contract to fund a tax-qualified retirement plan (IRA, SEP, SIMPLE IRA), you should be aware that this tax deferral feature is available with any qualified investment vehicle and is not unique to an annuity. This Contract provides additional benefits such as lifetime income options, death benefit protection and guaranteed expense levels. Carefully consider the features and benefits of the variable annuity in making the decision to purchase it.



The tax implications of these plans are further discussed in the SAI under the heading Taxation Under Certain Retirement Plans. Check with your tax advisor for the rules which apply to your specific situation.


With respect to IRAs, IRA rollovers and SIMPLE-IRAs there is a 10% penalty under the Code on the taxable portion of a "premature distribution." The tax is increased to 25% in the case of distributions from SIMPLE-IRAs during the first two years of participation. Generally, an amount is a "premature distribution" unless the distribution is:
.. made on or after you reach age 591/2;
.. made to a beneficiary on or after your death;
.. made upon your disability;
.. part of a series of substantially equal periodic payments for the life or life expectancy of you or you and the beneficiary;
.. made to pay medical expenses;
.. for certain unemployment expenses;
.. for first home purchases (up to $10,000); or .. for higher education expenses.

ROLLOVER IRAS
If you receive a lump-sum distribution from a pension or profit sharing plan or tax-sheltered annuity, you may maintain the tax-deferred status of the money by rolling it into a "Rollover Individual Retirement Annuity." Generally, distributions from a qualified plan are subject to mandatory income tax withholding at a rate of 20%, unless the participant elects a direct rollover. You have 60 days from receipt of the money to complete this transaction. If you choose not to reinvest or go beyond the 60 day limit and are under age 591/2, you will incur a 10% IRS penalty as well as income tax expenses.

WITHHOLDING
Annuity payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

Notwithstanding the recipient's election, withholding may be required on payments delivered outside the United States. Moreover, special "backup withholding" rules may require us to disregard the recipient's election if the recipient fails to supply us with a "TIN" or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies us that the TIN provided by the recipient is incorrect.


MUTUAL FUND DIVERSIFICATION


The United States Treasury Department has adopted regulations under Section 817(h) of the Code which establishes standards of diversification for the investments underlying the Contracts. Under this Code Section, Separate Account investments must be adequately diversified in order for the increase in the value of non-qualified Contracts to receive tax-deferred treatment. In order to be adequately diversified, the portfolio of each underlying mutual fund must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Failure of a mutual fund to meet the diversification requirements could result in tax liability to non-qualified Contract holders.


The investment opportunities of the mutual funds could conceivably be limited by adhering to the above diversification requirements. This would affect all owners, including owners of Contracts for whom diversification is not a requirement for tax-deferred treatment.


STATE REGULATION


The Company is subject to the laws of the State of Iowa governing insurance companies and to regulation by the Insurance Department of the State of Iowa. An annual statement in a prescribed form must be filed by March 1 in each year covering our operations for the preceding year and our financial condition on December 31 of the prior year. Our books and assets are subject to examination by the Commissioner of Insurance of the State of Iowa, or the Commissioner's representatives, at all times. A full examination of our operations is conducted periodically by the National Association of Insurance Commissioners. Iowa law and regulations also prescribe permissible investments, but this does not involve supervision of the investment management or policy of the Company.


In addition, we are subject to the insurance laws and regulations of other states and jurisdictions where we are licensed to operate. Generally, the insurance departments of these states and jurisdictions apply the laws of the state of domicile in determining the field of permissible investments.


GENERAL INFORMATION


LEGAL OPINIONS
Legal matters applicable to the issue and sale of the Contracts, including our right to issue Contracts under Iowa Insurance Law, have been passed upon by Karen Shaff, General Counsel and Senior Vice President.

LEGAL PROCEEDINGS
There are no legal proceedings pending to which Separate Account B is a party or which would materially affect Separate Account B.

REGISTRATION STATEMENT
This prospectus omits some information contained in the SAI (Part B of the registration statement) and Part C of the registration statement which the Company has filed with the SEC. The SAI is hereby incorporated by reference into this prospectus. You may request a free copy of the SAI by writing or telephoning the annuity service office. You may obtain a copy of Part C of the registration statement from the SEC, Washington, D.C. by paying the prescribed fees.

OTHER VARIABLE ANNUITY CONTRACTS
The Company currently offers other variable annuity contracts that participate in Separate Account B. In the future, we may designate additional group or individual variable annuity contracts as participating in Separate Account B.

CUSTOMER INQUIRIES
Your questions should be directed to: Principal Flexible Variable Annuity, Principal Financial Group, P.O. Box 9382, Des Moines, Iowa 50306-9382, 1-800-852-4450.


INDEPENDENT AUDITORS
The financial statements of Principal Life Insurance Company Separate Account B and the consolidated financial statements of Principal Life Insurance Company are included in the SAI. Those statements have been audited by Ernst & Young LLP, independent auditors, for the periods indicated in their reports which also appear in the SAI.


FINANCIAL STATEMENTS


The consolidated financial statements of Principal Life Insurance Company which are included in the SAI should be considered only as they relate to our ability to meet our obligations under the Contract. They do not relate to investment performance of the assets held in the Separate Account.


TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS

Independent Auditors....................................................3

Principal Underwriter...................................................3

Calculation of Yield and Total Return...................................3

Taxation Under Certain Retirement Plans.................................7

Principal Life Insurance Company Separate Account B

 Report of Independent Auditors......................................... 9

 Financial Statements................................................... 10

Principal Life Insurance Company

 Report of Independent Auditors......................................... 45

 Consolidated Financial Statements...................................... 46

To obtain a free copy of the SAI write or telephone:

                      Principal Flexible Variable Annuity
                           Principal Financial Group
                                 P.O. Box 9382
                          Des Moines, Iowa 50306-9382
                           Telephone: 1-800-852-4450

APPENDIX A



CONDENSED FINANCIAL INFORMATION


Financial statements are included in the Statement of Additional Information. Following are unit values for the Contract for the periods ended December 31.

                                                                                                                         NUMBER OF
                                                                                      ACCUMULATION UNIT VALUE           ACCUMULATION
                                                                             -----------------------------------------     UNITS
                                                                             BEGINNING   END OF   PERCENTAGE OF CHANGE  OUTEND OFNG
                                                                             OF PERIOD   PERIOD    FROM PRIOR PERIOD       PERIOD
                                                                             ---------   ------   --------------------      (IN
                                                                                                                         THOUSANDS)
                                                                                                                        ------------
 AIM V.I. Growth Division
  2001                                                                        $ 9.624   $ 6.284         -34.70%             4,437
  2000                                                                         12.256     9.624         -21.48              4,277
 Period Ended December 31, 1999/(1)/                                           10.000    12.256          22.56                968
 AIM V.I. Core Equity Division
  2001                                                                         10.211     7.781         -23.80              5,152
  2000                                                                         12.101    10.211         -15.62              4,586
 Period Ended December 31, 1999/(1) /                                          10.000    12.101          21.01              1,494
 AIM V.I. Premier Equity Division
  2001                                                                          9.738     8.408         -13.66              4,011
  2000                                                                         11.553     9.738         -15.71              3,486
 Period Ended December 31, 1999/(1)/                                           10.000    11.553          15.53              1,149
 American Century Income & Growth Division
 Period Ended December 31, 2001/(2)/                                           10.000     8.965         -10.35                368
 American Century Ultra Division
 Period Ended December 31, 2001/(2)/                                           10.000     9.119          -8.81                120
 DIP Founders Discovery Division
 Period Ended December 31, 2001/(2)/                                           10.000     8.825         -11.75                 22
 Fidelity VIP II Contrafund Division
  2001                                                                         10.405     9.005         -13.46              4,272
  2000                                                                         11.294    10.405          -7.87              3,917
 Period Ended December 31, 1999/(1)/                                           10.000    11.294          12.94              1,436
 Fidelity VIP Growth Division
  2001                                                                         10.635     8.640         -18.76              5,285
  2000                                                                         12.108    10.635         -12.17              4,837
 Period Ended December 31, 1999/(1)/                                           10.000    12.108          21.08              1,441
 INVESCO VIF - Dynamics Division
 Period Ended December 31, 2001/(2)/                                           10.000     7.986         -20.14                 31
 INVESCO VIF - Health Sciences Division
 Period Ended December 31, 2001/(2)/                                           10.000     9.852          -1.48                252
 INVESCO VIF - Small Company Growth Division
 Period Ended December 31, 2001/(2)/                                           10.000     8.443         -15.57                 45
 INVESCO VIF - Technology Division
 Period Ended December 31, 2001/(2)/                                           10.000     7.070         -29.30                100
 Janus Aspen Aggressive Growth Division
  2001                                                                          9.329     5.565         -40.35              1,448
 Period Ended December 31, 2000/(3)/                                           10.000     9.329          -6.71                 70
 Asset Allocation Division
  2001                                                                         19.766    18.753          -5.12              4,644
  2000                                                                         19.696    19.766           0.36              4,505
  1999                                                                         16.690    19.696          18.01              3,913
  1998                                                                         15.478    16.690           7.83              3,762
  1997                                                                         13.260    15.478          16.73              3,134
  1996                                                                         11.891    13.260          11.51              2,264
  1995                                                                          9.978    11.891          19.17                912
 Period Ended December 31, 1994/(4)/                                           10.075     9.978          -0.96                303
 Balanced Division
  2001                                                                         17.647    16.213          -8.13              6,926
  2000                                                                         17.846    17.647          -1.12              7,235
  1999                                                                         17.647    17.846           1.13              9,103
  1998                                                                         15.966    17.647          10.53              8,903
  1997                                                                         13.708    15.966          16.47              6,717
  1996                                                                         12.270    13.708          11.72              4,661
  1995                                                                          9.972    12.270          23.04              1,373
 Period Ended December 31, 1994/(4)/                                           10.266     9.972          -2.86                370
 Bond Division
  2001                                                                         14.655    15.648           6.78              8,059
  2000                                                                         13.718    14.655           6.83              6,415
  1999                                                                         14.260    13.718          -3.80              7,677
  1998                                                                         13.408    14.260           6.35              7,499
  1997                                                                         12.275    13.408           9.23              5,017
  1996                                                                         12.143    12.275           1.09              3,872
  1995                                                                         10.064    12.143          20.66              1,401
 Period Ended December 31, 1994/(4)/                                           10.050    10.064           0.14                301
 Capital Value Division
  2001                                                                         22.084    20.053          -9.20              8,725
  2000                                                                         21.888    22.084           0.90              8,705
  1999                                                                         23.156    21.888          -5.48             11,634
  1998                                                                         20.642    23.156          12.18             11,720
  1997                                                                         16.261    20.642          26.94              9,320
  1996                                                                         13.333    16.261          21.96              6,267
  1995                                                                         10.234    13.333          30.28              2,232
 Period Ended December 31, 1994/(4)/                                           10.328    10.234          -0.91                699
 Equity Growth Division
  2001                                                                         33.450    28.124         -15.92              9,806
  2000                                                                         38.363    33.450         -12.81             10,065
  1999                                                                         27.815    38.363          37.92              9,018
  1998                                                                         23.689    27.815          17.42              7,486
  1997                                                                         18.340    23.689          29.17              6,077
  1996                                                                         14.503    18.340          26.46              3,971
  1995                                                                         10.184    14.503          42.41              1,324
 Government Securities Division
  2001                                                                         15.118    16.066           6.27              9,403
  2000                                                                         13.741    15.118          10.02              7,195
  1999                                                                         13.954    13.741          -1.53              8,554
  1998                                                                         13.049    13.954           6.94              8,554
  1997                                                                         11.969    13.049           9.02              5,946
  1996                                                                         11.728    11.969           2.06              5,443
  1995                                                                          9.973    11.728          17.60              2,023
 Period Ended December 31, 1994/(4)/                                           10.133     9.973          -1.93                572
 Growth Division
  2001                                                                         22.098    16.257         -26.43              9,977
  2000                                                                         24.904    22.098         -11.27             10,270
  1999                                                                         21.657    24.904          14.99             10,999
  1998                                                                         18.070    21.657          19.85              9,863
  1997                                                                         14.411    18.070          25.39              7,898
  1996                                                                         12.970    14.411          11.11              6,089
  1995                                                                         10.454    12.970          24.07              2,619
 Period Ended December 31, 1994/(4)/                                           10.336    10.454           1.14                764
 International Division
  2001                                                                         18.092    13.529         -25.22              8,130
  2000                                                                         19.987    18.092          -9.48              8,208
  1999                                                                         16.071    19.987          24.37              7,799
  1998                                                                         14.795    16.071           8.62              7,866
  1997                                                                         13.347    14.795          10.85              7,316
  1996                                                                         10.804    13.347          23.54              4,797
  1995                                                                          9.582    10.804          12.75              2,146
 Period Ended December 31, 1994/(4)/                                            9.624     9.582          -0.43                936
 International Emerging Markets Division
  2001                                                                          9.910     9.371          -5.44                153
 Period Ended December 31, 2000/(3)/                                           10.000     9.910          -0.90                  9
 International SmallCap Division
  2001                                                                         15.020    11.592         -22.82              2,848
  2000                                                                         17.184    15.020         -12.59              2,822
  1999                                                                          8.978    17.184          91.40              1,246
 Period Ended December 31, 1998/(5)/                                           10.000     8.978         -10.22                419
 LargeCap Growth Division
  2001                                                                          9.593     7.179         -25.16                445
 Period Ended December 31, 2000/(3)/                                           10.000     9.593          -4.07                 34
 LargeCap Growth Equity Division
  2001                                                                          9.713     6.707         -30.95                218
 Period Ended December 31, 2000/(3)/                                           10.000     9.713          -2.87                 18
 LargeCap Stock Index Division
  2001                                                                          9.774     8.484         -13.20              5,484
  2000                                                                         10.956     9.774         -10.79              4,136
 Period Ended December 31, 1999/(1)/                                           10.000    10.956           9.56              2,314
 MicroCap Division
  2001                                                                          8.771     8.825           0.62                639
  2000                                                                          7.920     8.771          10.74                523
  1999                                                                          8.106     7.920          -2.30                244
 Period Ended December 31, 1998/(5)/                                           10.000     8.106         -18.94                141
 MidCap Division
  2001                                                                         24.162    22.975          -4.91              8,963
  2000                                                                         21.351    24.162          13.17              8,777
  1999                                                                         19.125    21.351          11.64              9,229
  1998                                                                         18.676    19.125           2.40             10,738
  1997                                                                         15.405    18.676          21.23              9,820
  1996                                                                         12.880    15.405          19.60              7,285
  1995                                                                         10.108    12.880          27.42              3,059
 Period Ended December 31, 1994/(4)/                                           10.157    10.108          -0.48                973
 MidCap Growth Division
  2001                                                                         11.234     9.217         -17.95              1,867
  2000                                                                         10.522    11.234           6.77              1,539
  1999                                                                          9.607    10.522           9.52                746
 Period Ended December 31, 1998/(5)/                                           10.000     9.607          -3.93                352
 MidCap Growth Equity Division
  2001                                                                          9.713     6.961         -28.33                332
 Period Ended December 31, 2000/(3)/                                           10.000     9.713          -2.87                 86
 MidCap Value Division
 Period Ended December 31, 2001/(3)/                                           10.000     9.575          -4.25                261
 Money Market Division
  2001                                                                         12.912    13.252           2.63              7.538
  2000                                                                         12.306    12.912           4.92              5,465
  1999                                                                         11.913    12.306           3.30              7,145
  1998                                                                         11.463    11.913           3.93              4,905
  1997                                                                         11.027    11.463           3.95              2,752
  1996                                                                         10.628    11.027           3.75              2,929
  1995                                                                         10.194    10.628           4.26              1,370
 Period Ended December 31, 1994/(4)/                                           10.027    10.194           1.67                702
 Real Estate Division
  2001                                                                         11.318    12.155           7.40                893
  2000                                                                          8.750    11.318          29.35                643
  1999                                                                          9.275     8.750          -5.66                261
 Period Ended December 31, 1998/(5)/                                           10.000     9.275          -7.25                195
 SmallCap Division
  2001                                                                          9.801     9.926           1.28              2,697
  2000                                                                         11.242     9.801         -12.82              2,250
  1999                                                                          7.928    11.242          41.80              1,208
 Period Ended December 31, 1998/(5)/                                           10.000     7.928         -20.72                459
 SmallCap Growth Division
  2001                                                                         16.724    11.229         -32.86              3,766
  2000                                                                         19.672    16.724         -14.99              3,535
  1999                                                                         10.179    19.672          93.26              1,388
 Period Ended December 31, 1998/(5)/                                           10.000    10.179           1.79                314
 SmallCap Value Division
  2001                                                                         12.384    12.993           4.92              1,213
  2000                                                                         10.123    12.384          22.34                756
  1999                                                                          8.440    10.123          19.94                536
 Period Ended December 31, 1998/(5)/                                           10.000     8.440         -15.60                306
 Utilities Division
  2001                                                                         13.631     9.732         -28.60              2,694
  2000                                                                         11.581    13.631          17.70              2,253
  1999                                                                         11.464    11.581           1.02              1,670
 Period Ended December 31, 1998/(5)/                                           10.000    11.464          14.64                639

/ //(1)/ Commenced operations on July 30, 1999.
/ //(2)/ Commenced operations on May 19, 2001.
/ //(3)/ Commenced operations on November 24, 2000.
/ //(4)/ Commenced operations on June 16, 1994.
/ //(5)/ Commenced operations on May 1, 1998.

                                                                        NUMBER OF
                                 ACCUMULATION UNIT VALUE            ACCUMULATION UNITS
                        -----------------------------------------      OUTSTANDING
                        BEGINNING   END OF   PERCENTAGE OF CHANGE     END OF PERIOD
                        OF PERIOD   PERIOD    FROM PRIOR PERIOD       (IN THOUSANDS)
                        ---------   ------   --------------------  --------------------
 AIM V.I. Core Equity
 Division
  2001                   $10.205   $ 7.730         -24.25%                  577
 Period Ended December
 31, 2000/(1)/            10.446    10.205          -2.31                    46
 AIM V.I. Growth
 Division
  2001                     9.619     6.242         -35.11                   314
 Period Ended December
 31, 2000/(1)/             9.819     9.619          -2.04                    25
 AIM V.I. Premier
 Equity Division
  2001                     9.733     8.353         -14.18                   439
 Period Ended December
 31, 2000/(1)/             9.810     9.733          -0.78                    21
 American Century
 Income & Growth
 Division
 Period Ended December
 31, 2001/(2)/            10.000     8.931         -10.69                   181
 American Century
 Ultra Division
 Period Ended December
 31, 2001/(2)/            10.000     9.085          -9.15                   107
 DIP Founders
 Discovery Division
 Period Ended December
 31, 2001/(2)/            10.000     8.792         -12.08                    12
 Fidelity VIP II
 Contrafund Division
  2001                    10.399     8.946         -13.97                   418
 Period Ended December
 31, 2000/(1)/            10.228    10.399           1.67                    14
 Fidelity VIP Growth
 Division
  2001                    10.629     8.583         -19.25                   454
 Period Ended December
 31, 2000/(1)/            11.022    10.629          -3.57                    27
 INVESCO VIF -
 Dynamics Division
 Period Ended December
 31, 2001/(2)/            10.000     7.956         -20.44                     5
 INVESCO VIF - Health
 Sciences Division
 Period Ended December
 31, 2001/(2)/            10.000     9.815          -1.85                   121
 INVESCO VIF - Small
 Company Growth
 Division
 Period Ended December
 31, 2001/(2)/            10.000     8.411         -15.89                    20
 INVESCO VIF -
 Technology Division
 Period Ended December
 31, 2001/(2)/            10.000     7.044         -29.56                    45
 Janus Aspen
 Aggressive Growth
 Division
  2001                     9.324     5.528         -40.71                   607
 Period Ended December
 31, 2000/(1)/            10.000     9.324          -6.76                    21
 Asset Allocation
 Division
  2001                    19.754    18.630          -5.69                   278
 Period Ended December
 31, 2000 /(1)/           19.631    19.754           0.63                    16
 Balanced Division
  2001                    17.637    16.107          -8.67                   150
 Period Ended December
 31, 2000/(1)/            17.485    17.637           0.87                     6
 Bond Division
  2001                    14.647    15.545           6.13                   805
 Period Ended December
 31, 2000/(1)/            14.225    14.647           2.97                    12
 Capital Value
 Division
  2001                    22.072    19.921          -9.75                   259
 Period Ended December
 31, 2000/(1)/            20.967    22.072           5.27                    10
 Equity Growth
 Division
  2001                    33.431    27.939         -16.43                   284
 Period Ended December
 31, 2000/(1)/            35.430    33.431          -5.64                    14
 Government Securities
 Division
  2001                    15.109    15.960           5.63                 1,094
 Period Ended December
 31, 2000/(1)/            14.739    15.109           2.51                    23
 Growth Division
  2001                    22.086    16.149         -26.88                   271
 Period Ended December
 31, 2000/(1)/            23.356    22.086          -5.44                    16
 International
 Division
  2001                    18.082    13.440         -25.67                   412
 Period Ended December
 31, 2000/(1)/            17.028    18.082           6.19                    22
 International
 Emerging Markets
 Division
  2001                     9.904     9.309          -6.01                   112
 Period Ended December
 31, 2000/(1)/            10.000     9.904          -0.96                    10
 International
 SmallCap Division
  2001                    15.011    11.515         -23.29                   265
 Period Ended December
 31, 2000/(1)/            14.559    15.011           3.10                    25
 LargeCap Growth
 Division
  2001                     9.588     7.132         -25.62                   267
 Period Ended December
 31, 2000/(1)/            10.000     9.588          -4.12                    25
 LargeCap Growth
 Equity Division
  2001                     9.708     6.663         -31.37                   148
 Period Ended December
 31, 2000/(1)/            10.000     9.708          -2.92                    17
 LargeCap Stock Index
 Division
  2001                     9.769     8.428         -13.73                   710
 Period Ended December
 31, 2000/(1)/             9.939     9.769          -1.71                    16
 MicroCap Division
  2001                     8.766     8.767           0.01                    46
 Period Ended December
 31, 2000/(1)/             8.539     8.766           2.66                     1
 MidCap Division
  2001                    24.148    22.824          -5.48                   335
 Period Ended December
 31, 2000/(1)/            22.631    24.148           6.70                     8
 MidCap Growth
 Division
  2001                    11.228     9.156         -18.45                   195
 Period Ended December
 31, 2000/(1)/            10.932    11.228           2.71                    10
 MidCap Growth Equity
 Division
  2001                     9.708     6.915         -28.77                   242
 Period Ended December
 31, 2000/(1)/            10.000     9.708          -2.92                    13
 MidCap Value Division
 Period Ended December
 31, 2001/(2)/             10.00     9.539          -4.61                    99
 Money Market Division
  2001                    12.905    13.164           2.01                 2,457
 Period Ended December
 31, 2000/(1)/            12.851    12.905           0.42                   534
 Real Estate Division
  2001                    11.312    12.075           6.75                   158
 Period Ended December
 31, 2000/(1)/            10.520    11.312           7.53                    10
 SmallCap Division
  2001                     9.795     9.860           0.66                   218
 Period Ended December
 31, 2000/(1)/             9.961     9.795          -1.67                     8
 SmallCap Growth
 Division
  2001                    16.715    11.154         -33.27                   291
 Period Ended December
 31, 2000/(1)/            16.727    16.715          -0.07                    22
 SmallCap Value
 Division
  2001                    12.377    12.908           4.29                   229
 Period Ended December
 31, 2000/(1)/            11.303    12.377           9.50                     3
 Utilities Division
  2001                    13.624     9.667         -29.04                   347
 Period Ended December
 31, 2000/(1)/            12.984    13.624           4.93                    16


///(1)/
 Commenced operations
 on November 24, 2000.
///(2)/
 Commenced operations
 on May 19, 2001.

                                     PART B

              PRINCIPAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

                   FLEXIBLE VARIABLE ANNUITY ("FVA") CONTRACT

                      STATEMENT OF ADDITIONAL INFORMATION


                               DATED MAY 1, 2002


This Statement of Additional Information provides information about Principal Life Insurance Company Separate Account B Flexible Variable Annuity (the "Contract") in addition to the information that is contained in the Contract's Prospectus, dated May 1, 2002.





This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:





                                Variable Annuity
                         The Principal Financial Group
                                 P.O. Box 9382
                           Des Moines Iowa 50306-9382
                           Telephone: 1-800-852-4450

                               TABLE OF CONTENTS



                                                                            Page


Independent Auditors ....................................................3

Principal Underwriter...................................................3

Calculation of Yield and Total Return...................................3

Taxation Under Certain Retirement Plans.................................7

Principal Life Insurance Company Separate Account B

 Report of Independent Auditors.........................................9

 Financial Statements...................................................10

Principal Life Insurance Company

 Report of Independent Auditors.........................................45

 Consolidated Financial Statements......................................46

INDEPENDENT AUDITORS


Ernst & Young LLP, Des Moines, Iowa, serve as independent auditors for Principal Life Insurance Company Separate Account B and Principal Life Insurance Company and perform audit and accounting services for Separate Account B and Principal Life Insurance Company.


PRINCIPAL UNDERWRITER



Princor Financial Services Corporation ("Princor") is the principal underwriter of the Contract. Princor is a subsidiary of Principal Financial Services, Inc. The Contract's offering to the public is continuous. As the principal underwriter, Princor is paid for the distribution of the Contract. For the last three fiscal years Princor has received and retained the following commissions:

                                      2001                                              2000                 1999
                                RECEIVED/RETAINED                                RECEIVED/RETAINED    RECEIVED/RETAINED
                                -----------------                                -----------------    -----------------
                                 $14,886,087/$0                                    $14,747,326/$0       $11,907,807/$0




CALCULATION OF YIELD AND TOTAL RETURN


The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its Divisions.


The Contract was not offered prior to June 16, 1994. However, the Divisions invest in Accounts of the Principal Variable Contracts Fund, Inc., AIM V.I. Growth Fund, AIM V.I. Growth and Income Fund, AIM V.I. Value Fund, Fidelity Variable Insurance Products Fund, and Fidelity Variable Income Products Fund II. Effective June 12, 2000 the Principal Variable Contracts Fund, Inc. Stock Index 500 Account changed its name to the LargeCap Stock Index Account. Effective January 1, 1998 the Mutual Funds which correspond to Accounts of the Principal Variable Contracts Fund, Inc. were reorganized as follows:

                    OLD MUTUAL FUND NAME                           NEW CORRESPONDING NAME
                    --------------------                           ----------------------
                                                             Principal Variable Contracts Fund,
                                                             Inc.
   Principal Aggressive Growth Fund, Inc.                    Aggressive Growth Account
   Principal Asset Allocation Fund, Inc.                     Asset Allocation Account
   Principal Balanced Fund, Inc.                             Balanced Account
   Principal Bond Fund, Inc.                                 Bond Account
   Principal Capital Accumulation Fund, Inc.                 Capital Value Account
   Principal Emerging Growth Fund, Inc.                      MidCap Account
   Principal Government Securities Fund, Inc.                Government Securities Account
   Principal Growth Fund, Inc.                               Growth Account
   Principal Money Market Fund, Inc.                         Money Market Account
   Principal World Fund, Inc.                                International Account



The Aggressive Growth Account changed its name to the Equity Growth Account on May 1, 2001.


These Accounts, along with AIM V.I. Growth Fund, AIM V.I. Growth and Income Fund, AIM V.I. Value Fund and Fidelity VIP Growth Portfolio Service Class, were offered prior to the date the Contract was available. Thus, the Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its Divisions for this Contract had the Contract been issued on or after the date the Mutual Fund in which such Division invests was first offered. Because Service Class shares for the Fidelity VIP Growth Division were not offered until November 3, 1997, performance shown for periods prior to that date represent the historical results of Initial Class shares and do not include the effects of the Service Class' higher annual fees and expenses. Service Shares of the Janus Aspen Series were first offered on December 31, 1999. Performance shown for periods prior to December 31, 1999, reflects performance of a different class of shares (the Institutional Shares) restated based on the Service Shares' estimated fees and expenses including the Service Shares' .25% 12b-1 fee and ignoring any fee and expense limitations. The hypothetical performance from the date of inception of the Mutual Fund in which the Division invests is derived by reducing the actual performance of the underlying Mutual Fund by the fees and charges of the Contract as if it had been in existence. The yield and total return figures described below will vary depending upon market conditions, the composition of the underlying Mutual Fund's portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles. The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance.



From time to time the Separate Account advertises its Money Market Division's "yield" and "effective yield" for these Contracts. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Division refers to the income generated by an investment under the Contract in the Division over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Division is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects a sales load deducted from purchase payments which, if included, would reduce the "yield" and "effective yield." For the period ended December 31, 2001, the 7-day annualized and effective yields were 0.43% and 0.43% respectively for Contracts without a surrender charge and -5.57% and -5.57%, respectively, for Contracts subject to a surrender charge.



In addition, from time to time, the Separate Account will advertise the "yield" for certain other Divisions for the Contract. The "yield" of a Division is determined by annualizing the net investment income per unit for a specific, historical 30-day period and dividing the result by the ending maximum offering price of the unit for the same period. This yield quotation does not reflect a surrender charge which, if included, would reduce the "yield."


Also, from time to time, the Separate Account will advertise the average annual total return of its various Divisions. The average annual total return for any of the Divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable Contract value. In this calculation the ending value is reduced by a surrender charge that decreases from 6% to 0% over a period of 7 years. The Separate Account may also advertise total return figures for its Divisions for a specified period that does not take into account the surrender charge in order to illustrate the change in the Division's unit value over time. See "Charges and Deductions" in the Prospectus for a discussion of surrender charges.

Following are the hypothetical average annual total returns for the period ending December 31, 2001 assuming the Contract had been offered as of the effective dates of the underlying Mutual Funds in which the Divisions invest:

                                      CONTRACT WITHOUT PURCHASE PAYMENT CREDIT RIDER
                                      ----------------------------------------------
                                                       WITH SURRENDER CHARGE                WITHOUT SURRENDER CHARGE
                                               ----------------------------------     ---------------------------------
                  DIVISION                      ONE YEAR     FIVE YEAR    TEN YEAR     ONE YEAR    FIVE YEAR     TEN YEAR
                  --------                      --------     ---------    --------     --------    ---------     --------
 Asset Allocation Division                      -11.18%       6.68%        8.61%/(1)/  -5.18%       7.14%         8.61%/(1)/
 Balanced Division                              -14.19        2.85         6.70        -8.19        3.38          6.70
 Bond Division                                    0.71        4.44         5.86         6.71        4.94          5.86
 Capital Value Division                         -15.26        3.73         8.35        -9.26        4.25          8.35
 Equity Growth Division                         -21.98        8.47        14.58/(1)/  -15.98        8.90%        14.58/(1)/
 Government Securities Division                   0.21        5.55         5.65         6.21        6.03          5.65
 Growth Division                                -32.50        1.86        6.51/(2)/   -26.50        2.41         6.51/(2)/
 International Division                         -31.28       -0.37        3.98/(2)/   -25.28        0.23         3.98/(2)/
 International Emerging Markets Division        -11.50      -15.04/(3)/     N/A        -5.50      -9.86/(3)/       N/A
 International SmallCap Division                -28.89       2.78/(4)/      N/A       -22.89       3.78/(4)/       N/A
 LargeCap Growth Division                       -31.23      -7.91/(5)/      N/A       -25.23      -5.80/(5)/       N/A
 LargeCap Growth Equity Division                -37.02      -46.64/(3)/     N/A       -31.02      -41.01/(3)/      N/A
 LargeCap Stock Index Division                  -19.26      -8.69/(5)/      N/A       -13.26      -6.55/(5)/       N/A
 MicroCap Division                               -5.45      -4.68/(4)/      N/A         0.55      -3.47/(4)/       N/A
 MidCap Division                                -10.98        7.85        11.66        -4.98        8.29         11.66
 MidCap Growth Division                         -24.02      -3.57/(4)/      N/A       -18.02      -2.39/(4)/       N/A
 MidCap Growth Equity Division                  -34.40      -42.38/(3)/     N/A       -28.40      -36.83/(3)/      N/A
 MidCap Value Division                           -9.85      10.65/(5)/      N/A        -3.85      12.21/(5)/       N/A
 Money Market Division                           -3.43        3.18         3.24         2.57        3.70          3.24
 Real Estate Division                             1.33       4.42/(4)/      N/A         7.33       5.38/(4)/       N/A
 SmallCap Division                               -4.79      -1.54/(4)/      N/A         1.21      -0.42/(4)/       N/A
 SmallCap Growth Division                       -38.92       2.24/(4)/      N/A       -32.92       3.25/(4)/       N/A
 SmallCap Value Division                         -1.14       6.37/(4)/      N/A         4.86       7.29/(4)/       N/A
 Utilities Division                             -34.67      -1.98/(4)/      N/A       -28.67      -0.84/(4)/       N/A
 AIM V.I. Growth Division                       -40.78        4.49        7.43/(6)/   -34.78        4.99         7.43/(6)/
 AIM V.I. Growth and Income Division            -29.86        9.99        9.95/(2)/   -23.86       10.40         9.95/(2)/
 AIM V.I. Value Division                        -19.72       10.71        11.97/(6)/  -13.72       11.10         11.97/(6)/
 American Century VP Income & Growth Division   -15.55       4.79/(7)/      N/A        -9.55       5.40/(7)/       N/A
 American Century VP Ultra Division             -11.55/(8)/    N/A          N/A       -5.55/(8)/     N/A           N/A
 DIP Founders Discovery Division                -25.59      -15.05/(9)/     N/A       -19.59      -12.20/(9)/      N/A
 Fidelity VIP II Contrafund Division            -19.52        8.53        14.65/(10)/ -13.52        8.96         14.65/(10)/
 Fidelity VIP Growth Division                   -24.82        9.75        11.91       -18.82       10.16         11.91
 INVESCO VIF-Dynamics Division                  -38.06       3.79/(11)/     N/A       -32.06       4.39/(11)/      N/A
 INVESCO VIF-Health Sciences Division           -20.02      12.80/(12)/     N/A       -14.02      13.22/(12)/      N/A
 INVESCO VIF Small Company Growth Division      -25.61       8.27/(11)/     N/A       -19.61       8.79/(11)/      N/A
 INVESCO VIF-Technology Division                -52.56       8.08/(13)/     N/A       -46.56       8.57/(13)/      N/A
 Janus Aspen Aggressive Growth Division         -46.41        4.97        10.81/(14)/ -40.41        5.46         10.81/(14)/


/ //(1)/ Partial period beginning June 1, 1994.
/ //(2)/ Partial period beginning May 2, 1994.
/ //(3)/ Partial period beginning October 24, 2000.
/ //(4)/ Partial period beginning May 1, 1998.
/ //(5)/ Partial period beginning May 3, 1999.
/ //(6)/ Partial period beginning May 5, 1993.
/ //(7)/ Partial period beginning October 31, 1997.
/ //(8)/ Partial period beginning May 1, 2001.
/ //(9)/ Partial period beginning December 15, 1999.
/ //(10)/ Partial period beginning January 31, 1995.
/ //(11)/ Partial period beginning August 25, 1997.
/ //(12)/ Partial period beginning May 22, 1997.
/ //(13)/ Partial period beginning May 21, 1997.
/ //(14)/ Partial period beginning September 13, 1993.

                                          CONTRACT WITH PURCHASE PAYMENT CREDIT RIDER
                                          -------------------------------------------
                                                            WITH SURRENDER CHARGE                WITHOUT SURRENDER CHARGE
                                                    ----------------------------------     ---------------------------------
                     DIVISION                        ONE YEAR     FIVE YEAR    TEN YEAR     ONE YEAR    FIVE YEAR     TEN YEAR
                     --------                        --------     ---------    --------     --------    ---------     --------
 Asset Allocation Division                           -13.76%       5.55%        7.71%/(1)/  -5.76%       6.50%         7.96%/(1)/
 Balanced Division                                   -16.74        1.66         6.06        -8.74        2.76          6.06
 Bond Division                                        -1.93        3.27         5.23         6.07        4.31          5.23
 Capital Value Division                              -17.81        2.56         7.70        -9.81        3.62          7.70
 Equity Growth Division                              -24.49        7.36        13.72/(1)/  -16.49        8.25         13.89/(1)/
 Government Securities Division                       -2.43        4.40         5.02         5.57        5.39          5.02
 Growth Division                                     -34.94        0.67        5.61/(2)/   -26.94        1.81         5.88/(2)/
 International Division                              -33.73       -1.61        3.04/(2)/   -25.73       -0.37         3.36/(2)/
 International Emerging Markets Division             -14.07      -17.33/(3)/     N/A        -6.07      -10.40/(3)/      N/A
 International SmallCap Division                     -31.35       1.36/(4)/      N/A       -23.35       3.16/(4)/       N/A
 LargeCap Growth Division                            -33.68      -9.82/(5)/      N/A       -25.68      -6.36/(5)/       N/A
 LargeCap Growth Equity Division                     -39.43      -48.91/(3)/     N/A       -31.43      -41.36/(3)/      N/A
 LargeCap Stock Index Division                       -21.78      -10.62/(5)/     N/A       -13.78      -7.11/(5)/       N/A
 MicroCap Division                                    -8.05      -6.24/(4)/      N/A        -0.05      -4.04/(4)/       N/A
 MidCap Division                                     -13.55        6.73        10.99        -5.55        7.64         10.99
 MidCap Growth Division                              -26.52      -5.10/(4)/      N/A       -18.52      -2.97/(4)/       N/A
 MidCap Growth Equity Division                       -36.84      -44.65/(3)/     N/A       -28.84      -37.21/(3)/      N/A
 MidCap Value Division                               -12.36       9.05/(5)/      N/A        -4.36      11.60/(5)/       N/A
 Money Market Division                                -6.05        2.00         2.62         1.95        3.08          2.62
 Real Estate Division                                 -1.31       3.03/(4)/      N/A         6.69       4.75/(4)/       N/A
 SmallCap Division                                    -7.40      -3.03/(4)/      N/A         0.60      -1.01/(4)/       N/A
 SmallCap Growth Division                            -41.33       0.81/(4)/      N/A       -33.33       2.63/(4)/       N/A
 SmallCap Value Division                              -3.78       5.00/(4)/      N/A         4.22       6.64/(4)/       N/A
 Utilities Division                                  -37.10      -3.48/(4)/      N/A       -29.10      -1.44/(4)/       N/A
 AIM V.I. Growth Division                            -43.17        3.33        6.79/(6)/   -35.17        4.36         6.79/(6)/
 AIM V.I. Growth and Income Division                 -32.32        8.90        9.08/(2)/   -24.32        9.74         9.30/(2)/
 AIM V.I. Value Division                             -22.24        9.62        11.31/(6)/  -14.24       10.44         11.31/(6)/
 American Century VP Income & Growth Division        -18.09       3.51/(7)/      N/A       -10.09       4.77/(7)/       N/A
 American Century VP Ultra Division                  -13.93/(8)/    N/A          N/A       -5.93/(8)/     N/A           N/A
 DIP Founders Discovery Division                     -28.07      -17.36/(9)/     N/A       -20.07      -12.72/(9)/      N/A
 Fidelity VIP II Contrafund Division                 -22.04        7.43        13.71/(10)/ -14.04        8.31         13.98/(10)/
 Fidelity VIP Growth Division                        -27.31        8.66        11.25       -19.31        9.51         11.25
 INVESCO VIF-Dynamics Division                       -40.46       2.52/(11)/     N/A       -32.46       3.77/(11)/      N/A
 INVESCO VIF-Health Sciences Division                -21.53      11.68/(12)/     N/A       -14.53      12.54/(12)/      N/A
 INVESCO VIF-Small Company Growth Division           -28.09       7.06/(11)/     N/A       -20.09       8.14/(11)/      N/A
 INVESCO VIF-Technology Division                     -54.88       6.91/(13)/     N/A       -46.88       7.92/(13)/      N/A
 Janus Aspen Aggressive Growth Division              -48.77        3.83        10.15/(14)/ -40.77        4.84         10.15/(14)/

///(1)/ Partial period beginning June 1, 1994.
///(2)/ Partial period beginning May 2, 1994.
///(3)/ Partial period beginning October 24, 2000.
///(4)/ Partial period beginning May 1, 1998.
///(5)/ Partial period beginning May 3, 1999.
///(6)/ Partial period beginning May 5, 1993.
///(7)/ Partial period beginning October 31, 1997.
///(8)/ Partial period beginning May 1, 2001.
///(9)/
 Partial period beginning December 15, 1999.
///(10)/
 Partial period beginning January 31, 1995.
///(11)/ Partial period beginning August 25, 1997.
///(12)/ Partial period beginning May 22, 1997.
///(13) /Partial period beginning May 21, 1997.
///(14)/
 Partial period beginning September 13, 1993.

TAXATION UNDER CERTAIN RETIREMENT PLANS



INDIVIDUAL RETIREMENT ANNUITIES
Contributions. Individuals may make contributions for individual retirement
--------------
annuity (IRA) contracts. Individuals may make deductible contributions (for any year) up to the lesser of the amount shown in the chart or 100% of compensation.

Individuals age 50 or over are also permitted to make additional "catch-up" contributions. The additional contribution is $500 for 2002 through 2005 and $1,000 in 2006 and beyond.


Such individuals may establish a traditional IRA for a non-working spouse. The annual contribution for both spouses' contracts cannot exceed the lesser of the amount shown in the chart or 100% of the working spouse's compensation. No more than the individual IRA limit may be contributed to either spouse's IRA for any year.

              IRA - MAXIMUM ANNUAL CONTRIBUTION
  ----------------------------------------------------------
     YEAR      INDIVIDUAL IRA    INDIVIDUAL IRA + SPOUSAL IRA
     ----      --------------    ----------------------------
     2002          $3,000                  $ 6,000
     2003          $3,000                  $ 6,000
     2004          $3,000                  $ 6,000
     2005          $4,000                  $ 8,000
     2006          $4,000                  $ 8,000
     2007          $4,000                  $ 8,000
     2008          $5,000                  $10,000



Starting in 2009, limits are indexed for cost-of-living.


Contributions may be tax deductible. If an individual and his/her spouse do not participate in a qualified retirement plan, the contributions to an IRA are fully tax deductible regardless of income. If an individual is an active participant in a qualified retirement plan, his/her ability to deduct the contributions depends upon his/her income level.


For individuals who are not active participants but whose spouses are, deductibility of traditional IRA contributions is phased out if the couple's Adjusted Gross Income is between $150,000 and $160,000; assuming taxes are filed jointly.

                         DEDUCTIBILITY OF TRADITIONAL IRA CONTRIBUTIONS FOR ACTIVE PARTICIPANTS
  -----------------------------------------------------------------------------------------------------------------
                   MARRIED INDIVIDUALS (FILING JOINTLY)                                 SINGLE INDIVIDUAL
  -----------------------------------------------------------------------  ----------------------------------------
                                 LIMITED                    NO                                LIMITED           NO
           YEAR                 DEDUCTION               DEDUCTION               YEAR         DEDUCTION      DEDUCTION
           ----                 ---------               ---------               ----         ---------      ---------
           2002                  $54,000                 $ 64,000               2002          $34,000        $44,000
           2003                  $60,000                 $ 70,000               2003          $40,000        $50,000
           2004                  $65,000                 $ 75,000               2004          $45,000        $55,000
           2005                  $70,000                 $ 80,000            2005 and beyond  $50,000        $60,000
           2006                  $75,000                 $ 85,000
      2007 and beyond            $80,000                 $100,000



An individual may make non-deductible IRA contributions to the extent of the excess of:


 1) The lesser of maximum annual contribution or 100% of compensation, over


 2) The IRA deductible contributions made with respect to the individual.

An individual may not make any contribution to his/her own IRA for the year in which he/she reaches age 70 1/2 or for any year thereafter.

Taxation of Distributions. Distributions from IRA Contracts are taxed as
--------------------------
ordinary income to the recipient, although special rules exist for the tax-free return of non-deductible contributions. In addition, taxable distributions received under an IRA Contract prior to age 591/2 are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are exempted from this penalty tax, including distributions following the owner's death or disability if the distribution is paid as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of Owner and the Owner's designated Beneficiary; distributions to pay medical expenses; distributions for certain unemployment expenses; distributions for first home purchases (up to $10,000) and distributions for higher education expenses.


Required Distributions. Generally, distributions from IRA Contracts must
-----------------------
commence not later than April 1 of the calendar year following the calendar year in which the owner attains age 701/2, and such distributions must be made over a period that does not exceed the uniform life distribution period established by the IRS. A penalty tax of 50% would be imposed on any amount by which the minimum required distribution in any year exceeded the amount actually distributed in that year. In addition, in the event that the owner dies before his or her entire interest in the Contract has been distributed, the owner's entire interest must be distributed in accordance with rules similar to those applicable upon the death of the Contract Owner in the case of a non-qualified Contract, as described in the Prospectus.


Tax-Free Rollovers. The Internal Revenue Code (the "Code") permits the taxable
-------------------
portion of funds to be transferred in a tax-free rollover from a qualified employer pension, profit-sharing, annuity, bond purchase or tax-deferred annuity plan to an IRA Contract if certain conditions are met, and if the rollover of assets is completed within 60 days after the distribution from the qualified plan is received. A direct rollover of funds may avoid a 20% federal tax withholding generally applicable to qualified plans or tax-deferred annuity plan distributions. In addition, not more frequently than once every twelve months, amounts may be rolled over tax-free from one IRA to another, subject to the 60-day limitation and other requirements. The once-per-year limitation on rollovers does not apply to direct transfers of funds between IRA custodians or trustees.


SIMPLIFIED EMPLOYEE PENSION PLANS AND SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION PLANS
Contributions. Under Section 408(k) of the Code, employers may establish a type
--------------
of IRA plan referred to as a simplified employee pension plan (SEP). Employer contributions to a SEP cannot exceed the amounts in the chart below.

                    SIMPLIFIED EMPLOYEE PENSION PLAN (SEP)
  ---------------------------------------------------------------------------
        YEAR                       EMPLOYER ANNUAL CONTRIBUTION
        ----                       ----------------------------
   2002              Lesser of 15% of the employee's compensation or $30,000.
   2003 and beyond   Indexed for cost-of-living.



Employees of certain small employers may have contributions made to the salary reduction simplified employee pension plan (SAR/SEP) on their behalf on a salary reduction basis. The amount that an employee chooses to defer and contribute to the SAR/SEP is referred to as an elective deferral.


These elective deferrals are subject to the same cap as elective deferrals to IRC Section 401(k) plans, see table below. In addition to the elective deferrals, SAR/SEP may permit additional elective deferrals by individuals age 50 or over, referred to as "catch-up contributions".


No new SAR/SEP are permitted after 1996 for any employer, but those in effect prior to 1997 may continue to operate, receive contributions, and add new employees.


Employees of tax-exempt organizations and state and local government agencies are not eligible for SAR/SEPs.

         SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION PLAN (SAR-SEP)
  --------------------------------------------------------------------------
        YEAR             ELECTIVE DEFERRAL           CATCH-UP CONTRIBUTION
        ----             -----------------           ---------------------
        2002                  $11,000                       $1,000
        2003                  $12,000                       $2,000
        2004                  $13,000                       $3,000
        2005                  $14,000                       $4,000
        2006                  $15,000                       $5,000

   2007 and beyond  Indexed for cost-of-living.   Indexed for cost-of-living.

Taxation of Distributions. Generally, distribution payments from SEPs and
--------------------------
SAR/SEPs are subject to the same distribution rules described above for IRAs.


Required Distributions. SEPs and SAR/SEPs are subject to the same minimum
-----------------------
required distribution rules described above for IRAs.


Tax-Free Rollovers. Generally, rollovers and direct transfers may be made to and
-------------------
from SEPs and SAR/SEPs in the same manner as described above for IRAs, subject to the same conditions and limitations.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA)
Contributions. Under Section 408(p) of the Code, employers may establish a type
--------------
of IRA plan known as a SIMPLE IRA. Employees may have contributions made to the SIMPLE IRA on a salary reduction basis. The amount that an employee chooses to defer and contribute to the SIMPLE IRA is referred to as an elective deferral.

These elective deferrals cannot exceed the amounts shown in the chart. In addition to the elective deferrals, SIMPLE IRA may permit additional elective deferrals by individuals age 50 or over, referred to as "catch-up contributions".


Elective contribution amounts made under the salary reduction portions (i.e., those subject to the $7,000 limit in 2002) of a SIMPLE IRA plan are counted in the overall limit on elective deferrals by any individual. For example, an individual under age 50 who defers the maximum of $7,000 to a SIMPLE IRA of one employer and participates in a 401(k) plan of another employer would be limited to an elective deferral of $4,000 in 2002 ($11,000 - $7,000) to the 401(k) plan.


The employer generally must match either 100% of the employee's elective deferral, up to 3% of the employee's compensation or fixed nonelective contributions of 2% of compensation.

                              SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES (SIMPLE IRA)
  ---------------------------------------------------------------------------------------------------------------
        YEAR             ELECTIVE DEFERRAL          CATCH-UP CONTRIBUTION      OVERALL LIMIT ON ELECTIVE DEFERRALS
        ----             -----------------          ---------------------      -----------------------------------
        2002                  $7,000                        $500                             $11,000
        2003                  $8,000                       $1,000                            $12,000
        2004                  $9,000                       $1,500                            $13,000
        2005                  $10,000                      $2,000                            $14,000
        2006        Indexed for cost-of-living.            $2,500                            $15,000
   2007 and beyond                               Indexed for cost-of-living.       Indexed for cost-of-living.



Taxation of Distributions. Generally, distribution payments from SIMPLE IRAs are
--------------------------
subject to the same distribution rules described above for IRAs, except that distributions made within two years of the date of an employee's first participation in a SIMPLE IRA of an employer are subject to a 25% penalty tax instead of the 10% penalty tax discussed previously.


Required Distributions. SIMPLE IRAs are subject to the same minimum required
-----------------------
distribution rules described above for IRAs.


Tax-Free Rollovers. Direct transfers may be made among SIMPLE IRAs in the same
-------------------
manner as described above for IRAs, subject to the same conditions and limitations. Rollovers from SIMPLE IRAs are permitted after two years have elapsed from the date of an employee's first participation in a SIMPLE IRA of the employer. Rollovers to SIMPLE IRAs from other plans are not permitted.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA)
Contribution. Under Section 408A of the Code, individuals may contribute to a
-------------
Roth IRA on his/her own behalf up to the lesser of maximum annual contribution limit as shown in the chart or 100% of compensation. In addition, the contribution must be reduced by the amount of any contributions made to other IRAs for the benefit of the same individual.

Individuals age 50 or over are also permitted to make additional "catch-up" contributions. The additional contribution is $500 for 2002 through 2005 and $1,000 in 2006 and beyond.

       ROTH IRA - MAXIMUM ANNUAL CONTRIBUTION
  ------------------------------------------------
  YEAR  INDIVIDUAL ROTH IRA   CATCH-UP CONTRIBUTION
  ----  -------------------   ---------------------
  2002        $3,000                 $  500
  2003        $3,000                 $  500
  2004        $3,000                 $  500
  2005        $4,000                 $  500
  2006        $4,000                 $1,000
  2007        $4,000                 $1,000
  2008        $5,000                 $1,000



Starting in 2009, individual Roth IRA limits are indexed for cost-of-living.


The maximum contribution is phased out for single taxpayers with adjusted gross income between $95,000 and $110,000 and for joint filers with adjusted gross income between $150,000 and $160,000 (see chart below).


If taxable income is recognized on the traditional IRA, and IRA owner (with adjusted gross income of less than $100,000) may convert a traditional IRA into a Roth IRA. If the conversion is made in 1999, IRA income recognized may be spread over four years. Otherwise, all IRA income will need to be recognized in the year of conversion. No IRS 10% tax penalty will apply to the conversion.

            MODIFIED ADJUSTED GROSS INCOME
  ------------------------------------------------------------------------------------------------------------------------
          SINGLE             MARRIED FILING JOINT       ROTH IRA CONTRIBUTION
          ------             --------------------       ---------------------
      $95,000 or less          $150,000 or less           Full Contribution
    $95,000 - $110,000       $150,000 - $160,0000       Partial Contribution*
      $110,000 & over           $160,000 & over            No Contribution

  *Those entitled to only a partial contribution should check with a tax advisor to determine the allowable contribution.


Married person whose filing status is "married, filing separately" may not make a full Roth IRA contribution, unless the couple are separated and have been living apart for the entire year. Only a partial contribution is allowed if the Modified Adjusted Gross Income is less than $10,000.


Taxation of Distribution. Qualified distributions are received income-tax free
-------------------------
by the Roth IRA owner, or beneficiary in case of the Roth IRA owner's death. A qualified distribution is any distribution made after five years if the IRA owner is over age 591/2, dies, becomes disabled, or uses the funds for first-time home buyer expenses at the time of distribution. The five-year period for converted amounts begins from the year of the conversion.

Report of Independent Auditors

Board of Directors and Participants
Principal Life Insurance Company

We have audited the accompanying statements of assets and liabilities of each of the divisions of Principal Life Insurance Company Separate Account B [comprised of the AIM V.I. Growth, AIM, V.I. Growth and Income, AIM V.I. Value, American Century VP Income & Growth, American Century VP Ultra, Asset Allocation, Balanced, Blue Chip, Bond, Capital Value, Dreyfus Founders Discovery, Equity Growth (formerly Aggressive Growth), Fidelity VIP II Contrafund, Fidelity VIP Growth, Government Securities, Growth, International, International Emerging Markets, International SmallCap, INVESCO VIF Dynamics, INVESCO VIF Health Sciences, INVESCO VIF Small Company Growth, INVESCO VIF Technology, Janus Aspen Aggressive Growth, LargeCap Growth, LargeCap Growth Equity, LargeCap Stock Index, MicroCap, MidCap, MidCap Growth, MidCap Growth Equity, MidCap Value, Money Market, Real Estate, SmallCap, SmallCap Growth, SmallCap Value, Templeton Growth Securities, and Utilities Divisions] as of December 31, 2001, and the related statements of operations for the year then ended, and changes in net assets for each of the two years in the period then ended, except for those divisions operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the management of Principal Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective divisions of Principal Life Insurance Company Separate Account B at December 31, 2001, and the results of their operations and the changes in their net assets for the periods described above, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Des Moines, Iowa
February 11, 2002

                            Principal Life Insurance
                           Company Separate Account B

                      Statements of Assets and Liabilities

                                December 31, 2001

                                                                                         AIM V.I. Growth
                                                                        AIM V.I. Growth     and Income
                                                                           Division          Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Assets
Investments in shares of mutual funds, at market                           $29,724,141      $44,552,887

Liabilities                                                                          -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets                                                                 $29,724,141      $44,552,887
                                                                       ====================================
                                                                       ====================================

Net assets
Accumulation units:
   Bankers Flexible Annuity                                                $         -           $    -
   Pension Builder Plus                                                              -                -
   Pension Builder Plus - Rollover IRA                                               -                -
   Personal Variable                                                                 -                -
   Premier Variable                                                                  -                -
   Principal Freedom Variable Annuity                                                -                -
   The Principal Variable Annuity                                           27,769,988       40,089,517
   The Principal Variable Annuity With Purchase Payment Credit Rider         1,954,153        4,463,370
Contracts in annuitization period:
   Bankers Flexible Annuity                                                          -                -
   Pension Builder Plus - Rollover IRA                                               -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Total net assets                                                           $29,724,141      $44,552,887
                                                                       ====================================
                                                                       ====================================

Investments in shares of mutual funds, at cost                             $53,300,185      $61,764,725
Shares of mutual fund owned                                                  1,815,769        2,205,588

Accumulation units outstanding:
   Bankers Flexible Annuity                                                          -                -
   Pension Builder Plus                                                              -                -
   Pension Builder Plus - Rollover IRA                                               -                -
   Personal Variable                                                                 -                -
   Premier Variable                                                                  -                -
   Principal Freedom Variable Annuity                                                -                -
   The Principal Variable Annuity                                            4,436,912        5,152,191
   The Principal Variable Annuity With Purchase Payment Credit Rider           314,268          577,432
Accumulation unit value:
   Bankers Flexible Annuity                                                $         -      $         -
   Pension Builder Plus                                                              -                -
   Pension Builder Plus - Rollover IRA                                               -                -
   Personal Variable                                                                 -                -
   Premier Variable                                                                  -                -
   Principal Freedom Variable Annuity                                                -                -
   The Principal Variable Annuity                                                 6.28             7.78
   The Principal Variable Annuity With Purchase Payment Credit Rider              6.24             7.73

Annuitized units outstanding:
   Bankers Flexible Annuity                                                          -                -
   Pension Builder Plus - Rollover IRA                                               -                -
Annuitized unit value:
   Bankers Flexible Annuity                                                          -                -
   Pension Builder Plus - Rollover IRA                                           $   -            $   -

See accompanying notes.


                                                                                          American Century   American Century
                                                                          AIM V.I.           VP Income           VP Ultra
                                                                            Value        & Growth Division       Division
                                                                          Division
                                                                      -----------------------------------------------------------
                                                                      -----------------------------------------------------------
Assets
Investments in shares of mutual funds, at market                         $38,150,719         $6,447,984          $2,067,628

Liabilities                                                                        -                  -                   -
                                                                      -----------------------------------------------------------
                                                                      -----------------------------------------------------------
Net assets                                                               $38,150,719         $6,447,984          $2,067,628
                                                                      ===========================================================
                                                                      ===========================================================

Net assets
Accumulation units:
   Bankers Flexible Annuity                                           $                   $           -          $        -
   Pension Builder Plus                                                            -
   Pension Builder Plus - Rollover IRA                                             -                  -                   -
   Personal Variable                                                               -                  -                   -
   Premier Variable                                                                -                  -                   -
   Principal Freedom Variable Annuity                                              -                  -                   -
   The Principal Variable Annuity                                                  -          1,530,982                   -
   The Principal Variable Annuity With Purchase Payment Credit Rider      34,409,279          3,301,310           1,097,341
Contracts in annuitization period:                                         3,741,440          1,615,692             970,287
   Bankers Flexible Annuity
   Pension Builder Plus - Rollover IRA                                             -                  -                   -
                                                                                   -                  -                   -
                                                                      -----------------------------------------------------------
Total net assets                                                      -----------------------------------------------------------
                                                                         $38,150,719         $6,447,984          $2,067,628
                                                                      ===========================================================
                                                                      ===========================================================
Investments in shares of mutual funds, at cost                           $48,058,076         $6,607,496          $2,010,313
Shares of mutual fund owned                                                1,633,864            998,140             216,960

Accumulation units outstanding:
   Bankers Flexible Annuity                                                        -                  -                   -
   Pension Builder Plus                                                            -                  -                   -
   Pension Builder Plus - Rollover IRA                                             -                  -                   -
   Personal Variable                                                               -                  -                   -
   Premier Variable                                                                -                  -                   -
   Principal Freedom Variable Annuity                                              -            171,119                   -
   The Principal Variable Annuity                                          4,011,405            368,265             120,345
   The Principal Variable Annuity With Purchase Payment Credit Rider         439,099            180,907             106,810
Accumulation unit value:
   Bankers Flexible Annuity                                           $                       $       -            $      -
   Pension Builder Plus                                                            -
   Pension Builder Plus - Rollover IRA                                             -                  -                   -
   Personal Variable                                                               -                  -                   -
   Premier Variable                                                                -                  -                   -
   Principal Freedom Variable Annuity                                              -              8.95                    -
   The Principal Variable Annuity                                              8.41               8.96                9.12
   The Principal Variable Annuity With Purchase Payment Credit Rider           8.35               8.93                9.08

Annuitized units outstanding:
   Bankers Flexible Annuity                                                        -                  -                   -
   Pension Builder Plus - Rollover IRA                                             -                  -                   -
Annuitized unit value:
   Bankers Flexible Annuity                                                      $ -              $   -                 $ -
   Pension Builder Plus - Rollover IRA                                             -                  -                   -

See accompanying notes.

                                                                  Asset
                                                                Allocation       Balanced         Blue Chip
                                                                 Division        Division         Division
                                                             ---------------------------------------------------
                                                             ---------------------------------------------------
Assets
Investments in shares of mutual funds, at market                $92,272,845     $131,087,332     $   889,926

Liabilities                                                               -                -               -
                                                             ---------------------------------------------------
                                                             ---------------------------------------------------
Net assets                                                      $92,272,845     $131,087,332     $   889,926
                                                             ===================================================
                                                             ===================================================

Net assets
Accumulation units:
   Bankers Flexible Annuity                                  $                  $          -     $         -
   Pension Builder Plus                                                   -                -
   Pension Builder Plus - Rollover IRA                                    -                -               -
   Personal Variable                                                      -                -               -
   Premier Variable                                                       -        2,695,266               -
   Principal Freedom Variable Annuity                                 1,094       13,685,003               -
   The Principal Variable Annuity                                         -                -         889,926
   The Principal Variable Annuity With Purchase Payment
        Credit Rider                                             87,086,162      112,288,935               -
Contracts in annuitization period:                                5,185,589        2,418,128               -
   Bankers Flexible Annuity
   Pension Builder Plus - Rollover IRA                                    -                -               -
                                                                          -                -               -
                                                             ---------------------------------------------------
Total net assets                                             ---------------------------------------------------
                                                                $92,272,845     $131,087,332     $   889,926
                                                             ===================================================
                                                             ===================================================
Investments in shares of mutual funds, at cost                  $98,652,191     $144,404,928      $1,093,001
Shares of mutual fund owned                                       8,180,314        9,547,512         117,250

Accumulation units outstanding:
   Bankers Flexible Annuity                                               -                -               -
   Pension Builder Plus                                                   -                -               -
   Pension Builder Plus - Rollover IRA                                    -                -               -
   Personal Variable                                                      -        1,626,768               -
   Premier Variable                                                   1,104        8,129,502               -
   Principal Freedom Variable Annuity                                     -                -         119,254
   The Principal Variable Annuity                                 4,643,816        6,925,694               -
   The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                278,353          150,133               -
Accumulation unit value:
   Bankers Flexible Annuity                                  $            -      $         -       $       -
   Pension Builder Plus                                                   -                -               -
   Pension Builder Plus - Rollover IRA                                    -                -               -
   Personal Variable                                                      -             1.66               -
   Premier Variable                                                    0.99             1.68               -
   Principal Freedom Variable Annuity                                     -                -            7.46
   The Principal Variable Annuity                                     18.75            16.21               -
   The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                  18.63            16.11               -

Annuitized units outstanding:
   Bankers Flexible Annuity                                               -                -               -
   Pension Builder Plus - Rollover IRA                                    -                -               -
Annuitized unit value:
   Bankers Flexible Annuity                                            $  -              $ -             $ -
   Pension Builder Plus - Rollover IRA                                    -                -               -

                            Principal Life Insurance
                           Company Separate Account B

                Statements of Assets and Liabilities (continued)

                                December 31, 2001



                                                                             Bond         Capital Value
                                                                           Division          Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Assets
Investments in shares of mutual funds, at market                          $151,715,900     $224,262,763
Liabilities                                                                          -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets                                                                $151,715,900     $224,262,763
                                                                       ====================================
                                                                       ====================================

Net assets
Accumulation units:
   Bankers Flexible Annuity                                               $          -     $  3,973,427
   Pension Builder Plus                                                              -        4,224,001
   Pension Builder Plus - Rollover IRA                                               -          752,654
   Personal Variable                                                         1,263,618        5,255,595
   Premier Variable                                                          8,458,682       28,158,337
   Principal Freedom Variable Annuity                                        3,364,173        1,477,676
   The Principal Variable Annuity                                          126,108,357      174,952,425
   The Principal Variable Annuity With Purchase Payment Credit Rider        12,521,070        5,159,785
Contracts in annuitization period:
   Bankers Flexible Annuity                                                          -           60,565
   Pension Builder Plus - Rollover IRA                                               -          248,298
                                                                       ------------------------------------
                                                                       ------------------------------------
Total net assets                                                          $151,715,900     $224,262,763
                                                                       ====================================
                                                                       ====================================

Investments in shares of mutual funds, at cost                            $149,837,928     $250,267,572
Shares of mutual fund owned                                                 12,813,843        8,072,814

Accumulation units outstanding:
   Bankers Flexible Annuity                                                          -          142,560
   Pension Builder Plus                                                              -          835,997
   Pension Builder Plus - Rollover IRA                                               -          132,755
   Personal Variable                                                           767,809        2,247,191
   Premier Variable                                                          5,064,561       11,828,166
   Principal Freedom Variable Annuity                                          301,379          180,346
   The Principal Variable Annuity                                            8,058,925        8,724,527
   The Principal Variable Annuity With Purchase Payment Credit Rider           805,458          259,015
Accumulation unit value:
   Bankers Flexible Annuity                                                  $       -      $     27.92
   Pension Builder Plus                                                              -             5.05
   Pension Builder Plus - Rollover IRA                                               -             5.68
   Personal Variable                                                              1.64             2.34
   Premier Variable                                                               1.67             2.39
   Principal Freedom Variable Annuity                                            11.16             8.19
   The Principal Variable Annuity                                                15.65            20.05
   The Principal Variable Annuity With Purchase Payment Credit Rider             15.55            19.92

Annuitized units outstanding:
   Bankers Flexible Annuity                                                          -            2,170
   Pension Builder Plus - Rollover IRA                                               -           43,684
Annuitized unit value:
   Bankers Flexible Annuity                                                     $    -    $       27.92
   Pension Builder Plus - Rollover IRA                                               -             5.68

See accompanying notes.

                                                                     Dreyfus
                                                                     Founders          Equity       Fidelity VIP II     Fidelity VIP
                                                                    Discovery          Growth          Contrafund          Growth
                                                                     Division         Division          Division          Division
                                                                --------------------------------------------------------------------
                                                                --------------------------------------------------------------------
Assets
Investments in shares of mutual funds, at market                      $296,537        $283,730,910     $42,213,416      $49,560,589
Liabilities                                                                  -                   -               -                -
                                                                --------------------------------------------------------------------
                                                                --------------------------------------------------------------------
Net assets                                                            $296,537        $283,730,910     $42,213,416      $49,560,589
                                                                ====================================================================
                                                                ====================================================================

Net assets
Accumulation units:
   Bankers Flexible Annuity                                      $           -       $           -      $        -        $       -
   Pension Builder Plus                                                      -                   -               -                -
   Pension Builder Plus - Rollover IRA                                       -                   -               -                -
   Personal Variable                                                         -                   -               -                -
   Premier Variable                                                          -                 486               -                -
   Principal Freedom Variable Annuity                                        -                   -               -                -
   The Principal Variable Annuity                                      190,084         275,782,012      38,470,811       45,666,255
   The Principal Variable Annuity With Purchase
        Payment Credit Rider                                           106,453           7,948,412       3,742,605        3,894,334
Contracts in annuitization period:
   Bankers Flexible Annuity                                                  -                   -               -                -
   Pension Builder Plus - Rollover IRA                                       -                   -               -                -
                                                                --------------------------------------------------------------------
                                                                --------------------------------------------------------------------
Total net assets                                                      $296,537        $283,730,910     $42,213,416      $49,560,589
                                                                ====================================================================
                                                                ====================================================================

Investments in shares of mutual funds, at cost                        $286,017        $314,085,415     $51,478,181      $69,043,258
Shares of mutual fund owned                                             30,228          17,417,490       2,104,358        1,480,304

Accumulation units outstanding:
   Bankers Flexible Annuity                                                  -                   -               -                -
   Pension Builder Plus                                                      -                   -               -                -
   Pension Builder Plus - Rollover IRA                                       -                   -               -                -
   Personal Variable                                                         -                   -               -                -
   Premier Variable                                                          -                 511               -                -
   Principal Freedom Variable Annuity                                        -                   -               -                -
   The Principal Variable Annuity                                       21,540           9,805,767       4,272,145        5,285,266
   The Principal Variable Annuity With Purchase
        Payment Credit Rider                                            12,109             284,493         418,371          453,713
Accumulation unit value:
   Bankers Flexible Annuity                                      $           -       $           -     $         -      $         -
   Pension Builder Plus                                                      -                   -               -                -
   Pension Builder Plus - Rollover IRA                                       -                   -               -                -
   Personal Variable                                                         -                   -               -                -
   Premier Variable                                                          -                0.95               -                -
   Principal Freedom Variable Annuity                                        -                   -               -                -
   The Principal Variable Annuity                                        8.82                28.12            9.01              8.64
   The Principal Variable Annuity With Purchase
        Payment Credit Rider                                             8.79                27.94            8.95              8.58

Annuitized units outstanding:
   Bankers Flexible Annuity                                                  -                   -               -                -
   Pension Builder Plus - Rollover IRA                                       -                   -               -                -
Annuitized unit value:
   Bankers Flexible Annuity                                        $         -            $      -            $  -             $  -
   Pension Builder Plus - Rollover IRA                                       -                   -               -                -

See accompanying notes.



                                                                   Government
                                                                   Securities          Growth
                                                                    Division          Division
                                                                ------------------------------------
                                                                ------------------------------------
Assets
Investments in shares of mutual funds, at market                   $182,868,369      $194,687,489
Liabilities                                                                   -                 -
                                                                ------------------------------------
                                                                ------------------------------------
Net assets                                                         $182,868,369      $194,687,489
                                                                ====================================
                                                                ====================================

Net assets
Accumulation units:
   Bankers Flexible Annuity                                     $             -      $          -
   Pension Builder Plus                                                 576,814                 -
   Pension Builder Plus - Rollover IRA                                   72,650                 -
   Personal Variable                                                  2,824,735         3,639,265
   Premier Variable                                                  10,867,162        24,469,010
   Principal Freedom Variable Annuity                                         -                 -
   The Principal Variable Annuity                                   151,064,114       162,200,369
   The Principal Variable Annuity With Purchase
        Payment Credit Rider                                         17,462,894         4,378,845
Contracts in annuitization period:
   Bankers Flexible Annuity                                                   -                 -
   Pension Builder Plus - Rollover IRA                                        -                 -
                                                                ------------------------------------
                                                                ------------------------------------
Total net assets                                                   $182,868,369      $194,687,489
                                                                ====================================
                                                                ====================================

Investments in shares of mutual funds, at cost                     $172,547,420      $255,878,197
Shares of mutual fund owned                                          15,791,741        15,905,841

Accumulation units outstanding:
   Bankers Flexible Annuity                                                   -                 -
   Pension Builder Plus                                                 232,089                 -
   Pension Builder Plus - Rollover IRA                                   27,163                 -
   Personal Variable                                                  1,583,067         2,237,999
   Premier Variable                                                   5,964,991        14,819,863
   Principal Freedom Variable Annuity                                         -                 -
   The Principal Variable Annuity                                     9,402,598         9,977,494
   The Principal Variable Annuity With Purchase
        Payment Credit Rider                                          1,094,135           271,148
Accumulation unit value:
   Bankers Flexible Annuity                                      $           -        $         -
   Pension Builder Plus                                                    2.49                 -
   Pension Builder Plus - Rollover IRA                                     2.67                 -
   Personal Variable                                                       1.78              1.63
   Premier Variable                                                        1.82              1.65
   Principal Freedom Variable Annuity                                         -                 -
   The Principal Variable Annuity                                         16.07             16.26
   The Principal Variable Annuity With Purchase
        Payment Credit Rider                                              15.96             16.15

Annuitized units outstanding:
   Bankers Flexible Annuity                                                   -                 -
   Pension Builder Plus - Rollover IRA                                        -                 -
Annuitized unit value:
   Bankers Flexible Annuity                                               $   -              $  -
   Pension Builder Plus - Rollover IRA                                        -                 -

See accompanying notes.

                            Principal Life Insurance
                           Company Separate Account B

                Statements of Assets and Liabilities (continued)

                                December 31, 2001

                                                                                          International
                                                                                         Emerging Markets
                                                                         International       Division
                                                                           Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Assets
Investments in shares of mutual funds, at market                          $128,098,975      $2,468,953

Liabilities                                                                          -               -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets                                                                $128,098,975      $2,468,953
                                                                       ====================================
                                                                       ====================================

Net assets
Accumulation units:
   Bankers Flexible Annuity                                            $             -   $           -
   Pension Builder Plus                                                              -               -
   Pension Builder Plus - Rollover IRA                                               -               -
   Personal Variable                                                         1,919,072               -
   Premier Variable                                                         10,012,321               -
   Principal Freedom Variable Annuity                                          634,108               -
   The Principal Variable Annuity                                          109,998,366       1,430,977
   The Principal Variable Annuity With Purchase
        Payment Credit Rider                                                 5,535,108       1,037,976
Contracts in annuitization period:
   Bankers Flexible Annuity                                                          -               -
   Pension Builder Plus - Rollover IRA                                               -               -
                                                                       ------------------------------------
                                                                       ------------------------------------
Total net assets                                                          $128,098,975      $2,468,953
                                                                       ====================================
                                                                       ====================================

Investments in shares of mutual funds, at cost                            $160,846,836      $2,450,403
Shares of mutual fund owned                                                 12,188,294         276,479

Accumulation units outstanding:
   Bankers Flexible Annuity                                                          -               -
   Pension Builder Plus                                                              -               -
   Pension Builder Plus - Rollover IRA                                               -               -
   Personal Variable                                                         1,356,716               -
   Premier Variable                                                          6,976,632               -
   Principal Freedom Variable Annuity                                           79,557               -
   The Principal Variable Annuity                                            8,130,290         152,704
   The Principal Variable Annuity With Purchase Payment Credit Rider           411,833         111,502
Accumulation unit value:
   Bankers Flexible Annuity                                            $             -   $           -
   Pension Builder Plus                                                              -               -
   Pension Builder Plus - Rollover IRA                                               -               -
   Personal Variable                                                              1.41               -
   Premier Variable                                                               1.44               -
   Principal Freedom Variable Annuity                                             7.97               -
   The Principal Variable Annuity                                                13.53           9.37
   The Principal Variable Annuity With Purchase Payment Credit Rider             13.44           9.31

Annuitized units outstanding:
   Bankers Flexible Annuity                                                          -               -
   Pension Builder Plus - Rollover IRA                                               -               -
Annuitized unit value:
   Bankers Flexible Annuity                                                      $   -            $  -
   Pension Builder Plus - Rollover IRA                                               -               -

See accompanying notes.


                                                                  International      INVESCO VIF      INVESCO VIF
                                                                SmallCap Division Dynamics Division  Health Sciences
                                                                                                        Division
                                                                -----------------------------------------------------
                                                                -----------------------------------------------------
Assets
Investments in shares of mutual funds, at market                    $36,066,061         $287,364       $3,669,856
Liabilities                                                                   -                -                -
                                                                -----------------------------------------------------
                                                                -----------------------------------------------------
Net assets                                                          $36,066,061         $287,364       $3,669,856
                                                                =====================================================
                                                                =====================================================

Net assets
Accumulation units:
   Bankers Flexible Annuity                                     $             -   $            -     $          -
   Pension Builder Plus                                                       -                -                -
   Pension Builder Plus - Rollover IRA                                        -                -                -
   Personal Variable                                                          -                -                -
   Premier Variable                                                           -                -                -
   Principal Freedom Variable Annuity
   The Principal Variable Annuity                                    33,013,836          245,382        2,482,644
   The Principal Variable Annuity With Purchase
        Payment Credit Rider                                          3,052,225           41,982        1,187,212
Contracts in annuitization period:
   Bankers Flexible Annuity                                                   -                -                -
   Pension Builder Plus - Rollover IRA                                        -                -                -
                                                                -----------------------------------------------------
Total net assets                                                    $36,066,061         $287,364       $3,669,856
                                                                =====================================================


Investments in shares of mutual funds, at cost                      $49,661,633         $275,035       $3,611,066
Shares of mutual fund owned                                           3,327,127           22,916          201,640

Accumulation units outstanding:
   Bankers Flexible Annuity                                                   -                -                -
   Pension Builder Plus                                                       -                -                -
   Pension Builder Plus - Rollover IRA                                        -                -                -
   Personal Variable                                                          -                -                -
   Premier Variable                                                           -                -                -
   Principal Freedom Variable Annuity                                         -                -                -
   The Principal Variable Annuity                                     2,848,084           30,727          252,001
   The Principal Variable Annuity With Purchase
        Payment Credit Rider                                            265,064            5,277          120,959
Accumulation unit value:
   Bankers Flexible Annuity                                     $             -   $            -     $          -
   Pension Builder Plus                                                       -                -                -
   Pension Builder Plus - Rollover IRA                                        -                -                -
   Personal Variable                                                          -                -                -
   Premier Variable                                                           -                -                -
   Principal Freedom Variable Annuity
   The Principal Variable Annuity                                         11.59             7.99             9.85
   The Principal Variable Annuity With Purchase
        Payment Credit Rider                                              11.52             7.96             9.82

Annuitized units outstanding:
   Bankers Flexible Annuity                                                   -                -                -
   Pension Builder Plus - Rollover IRA                                        -                -                -
Annuitized unit value:
   Bankers Flexible Annuity                                               $   -            $   -             $  -
   Pension Builder Plus - Rollover IRA                                        -                -                -

See accompanying notes.

                                                                INVESCO VIF Small                     Janus Aspen
                                                                  Company Growth     INVESCO VIF   Aggressive Growth
                                                                     Division        Technology         Division
                                                                                      Division
                                                                ------------------------------------------------------
                                                                ------------------------------------------------------
Assets
Investments in shares of mutual funds, at market                     $546,909         $1,022,178       $11,415,293
Liabilities                                                                 -                  -                 -
                                                                ------------------------------------------------------
                                                                ------------------------------------------------------
Net assets                                                           $546,909         $1,022,178       $11,415,293
                                                                ======================================================
                                                                ======================================================

Net assets
Accumulation units:
   Bankers Flexible Annuity                                     $           -     $            -      $          -
   Pension Builder Plus                                                     -                  -                 -
   Pension Builder Plus - Rollover IRA                                      -                  -                 -
   Personal Variable                                                        -                  -                 -
   Premier Variable                                                         -                  -                 -
   Principal Freedom Variable Annuity
   The Principal Variable Annuity                                     380,096            708,196         8,058,557
   The Principal Variable Annuity With Purchase
        Payment Credit Rider                                          166,813            313,982         3,356,736
Contracts in annuitization period:
   Bankers Flexible Annuity                                                 -                  -                 -
   Pension Builder Plus - Rollover IRA                                      -                  -                 -
                                                                ------------------------------------------------------
Total net assets                                                     $546,909         $1,022,178       $11,415,293
                                                                ======================================================
                                                                ======================================================

Investments in shares of mutual funds, at cost                       $517,623        $   994,922       $14,100,648
Shares of mutual fund owned                                            37,154             66,505           525,324

Accumulation units outstanding:
   Bankers Flexible Annuity                                                 -                  -                 -
   Pension Builder Plus                                                     -                  -                 -
   Pension Builder Plus - Rollover IRA                                      -                  -                 -
   Personal Variable                                                        -                  -                 -
   Premier Variable                                                         -                  -                 -
   Principal Freedom Variable Annuity                                       -                  -                 -
   The Principal Variable Annuity                                      45,023            100,171         1,448,075
   The Principal Variable Annuity With Purchase
        Payment Credit Rider                                           19,834             44,578           607,203
Accumulation unit value:
   Bankers Flexible Annuity                                     $           -     $            -   $             -
   Pension Builder Plus                                                     -                  -                 -
   Pension Builder Plus - Rollover IRA                                      -                  -                 -
   Personal Variable                                                        -                  -                 -
   Premier Variable                                                         -                  -                 -
   Principal Freedom Variable Annuity
   The Principal Variable Annuity                                       8.44                7.07              5.57
   The Principal Variable Annuity With Purchase
        Payment Credit Rider                                            8.41                7.04              5.53

Annuitized units outstanding:
   Bankers Flexible Annuity                                                 -                  -                 -
   Pension Builder Plus - Rollover IRA                                      -                  -                 -
Annuitized unit value:
   Bankers Flexible Annuity                                            $    -              $   -             $   -
   Pension Builder Plus - Rollover IRA                                      -                  -                 -

See accompanying notes.

                            Principal Life Insurance
                           Company Separate Account B

                Statements of Assets and Liabilities (continued)

                                December 31, 2001

                                                                        LargeCap Growth  LargeCap Growth
                                                                           Division      Equity Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Assets
Investments in shares of mutual funds, at market                           $5,871,966       $2,452,450
Liabilities                                                                         -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets                                                                 $5,871,966       $2,452,450
                                                                       ====================================
                                                                       ====================================

Net assets
Accumulation units:
   Bankers Flexible Annuity                                            $            -    $           -
   Pension Builder Plus                                                             -                -
   Pension Builder Plus - Rollover IRA                                              -                -
   Personal Variable                                                                -                -
   Premier Variable                                                                 -                -
   Principal Freedom Variable Annuity                                         773,236                -
   The Principal Variable Annuity                                           3,191,773        1,464,045
   The Principal Variable Annuity With Purchase
        Payment Credit Rider                                                1,906,957          988,405
Contracts in annuitization period:
   Bankers Flexible Annuity                                                         -                -
   Pension Builder Plus - Rollover IRA                                              -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Total net assets                                                           $5,871,966       $2,452,450
                                                                       ====================================
                                                                       ====================================

Investments in shares of mutual funds, at cost                             $6,959,173       $2,683,458
Shares of mutual fund owned                                                   664,250          450,818

Accumulation units outstanding:
   Bankers Flexible Annuity                                                         -                -
   Pension Builder Plus                                                             -                -
   Pension Builder Plus - Rollover IRA                                              -                -
   Personal Variable                                                                -                -
   Premier Variable                                                                 -                -
   Principal Freedom Variable Annuity                                          88,816                -
   The Principal Variable Annuity                                             444,585          218,293
   The Principal Variable Annuity With Purchase
        Payment Credit Rider                                                  267,388          148,354
Accumulation unit value:
   Bankers Flexible Annuity                                            $            -    $           -
   Pension Builder Plus                                                             -                -
   Pension Builder Plus - Rollover IRA                                              -                -
   Personal Variable                                                                -                -
   Premier Variable                                                                 -                -
   Principal Freedom Variable Annuity                                           8.71                 -
   The Principal Variable Annuity                                               7.18             6.71
   The Principal Variable Annuity With Purchase
        Payment Credit Rider                                                    7.13             6.66

Annuitized units outstanding:
   Bankers Flexible Annuity                                                         -                -
   Pension Builder Plus - Rollover IRA                                              -                -
Annuitized unit value:
   Bankers Flexible Annuity                                                      $  -        $       -
   Pension Builder Plus - Rollover IRA                                              -                -

See accompanying notes.


                                                                     LargeCap                                          MidCap Growth
                                                                   Stock Index        MicroCap           MidCap           Division
                                                                     Division         Division          Division
                                                                --------------------------------------------------------------------
                                                                --------------------------------------------------------------------
Assets
Investments in shares of mutual funds, at market                    $56,637,309       $6,045,808      $239,233,927       $19,629,853

Liabilities                                                                   -                -                 -                -
                                                                --------------------------------------------------------------------
                                                                --------------------------------------------------------------------
Net assets                                                          $56,637,309       $6,045,808      $239,233,927      $19,629,853
                                                                ====================================================================
                                                                ====================================================================

Net assets
Accumulation units:
   Bankers Flexible Annuity                                     $             -      $         -      $          -      $         -
   Pension Builder Plus                                                       -                -                 -                -
   Pension Builder Plus - Rollover IRA                                        -                -                 -                -
   Personal Variable                                                          -                -         3,756,068                -
   Premier Variable                                                      49,078                -        21,159,833                -
   Principal Freedom Variable Annuity                                 4,073,287                -           748,407          632,155
   The Principal Variable Annuity                                    46,528,148        5,641,120       205,921,009       17,209,499
   The Principal Variable Annuity With Purchase
        Payment Credit Rider                                          5,986,796          404,688         7,648,610        1,788,199
Contracts in annuitization period:
   Bankers Flexible Annuity                                                   -                -                 -                -
   Pension Builder Plus - Rollover IRA                                        -                -                 -                -
                                                                --------------------------------------------------------------------
                                                                --------------------------------------------------------------------
Total net assets                                                    $56,637,309       $6,045,808      $239,233,927      $19,629,853
                                                                ====================================================================
                                                                ====================================================================

Investments in shares of mutual funds, at cost                      $65,316,426       $5,760,260      $229,910,880      $22,816,401
Shares of mutual fund owned                                           6,832,003          659,303         7,455,093        2,312,115

Accumulation units outstanding:
   Bankers Flexible Annuity                                     $             -      $         -      $          -    $           -
   Pension Builder Plus                                                       -                -                 -                -
   Pension Builder Plus - Rollover IRA                                        -                -                 -                -
   Personal Variable                                                          -                -         1,596,900                -
   Premier Variable                                                      52,132                -         8,857,515                -
   Principal Freedom Variable Annuity                                   474,990                -            63,043           63,443
   The Principal Variable Annuity                                     5,484,036          639,242         8,962,694        1,867,213
   The Principal Variable Annuity With Purchase
        Payment Credit Rider                                            710,318           46,163           335,113          195,308
Accumulation unit value:
   Bankers Flexible Annuity                                     $             -      $         -      $          -    $           -
   Pension Builder Plus                                                       -                -                 -                -
   Pension Builder Plus - Rollover IRA                                        -                -                 -                -
   Personal Variable                                                          -                -              2.35                -
   Premier Variable                                                        0.94                -              2.39                -
   Principal Freedom Variable Annuity                                      8.58                -             11.87              9.96
   The Principal Variable Annuity                                          8.48             8.82             22.98              9.22
   The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               8.43             8.77             22.82              9.16

Annuitized units outstanding:
   Bankers Flexible Annuity                                                   -                -                 -                -
   Pension Builder Plus - Rollover IRA                                        -                -                 -                -
Annuitized unit value:
   Bankers Flexible Annuity                                                $  -             $  -              $  -              $ -
   Pension Builder Plus - Rollover IRA                                        -                -                 -                -

See accompanying notes.

                                                                   MidCap Growth
                                                                     Equity            MidCap
                                                                    Division           Value
                                                                                      Division
                                                                ------------------------------------
                                                                ------------------------------------
Assets
Investments in shares of mutual funds, at market                    $3,989,662       $4,347,094
Liabilities                                                                  -                -
                                                                ------------------------------------
                                                                ------------------------------------
Net assets                                                          $3,989,662       $4,347,094
                                                                ====================================
                                                                ====================================

Net assets
Accumulation units:
   Bankers Flexible Annuity                                     $            -       $        -
   Pension Builder Plus                                                      -                -
   Pension Builder Plus - Rollover IRA                                       -                -
   Personal Variable                                                         -                -
   Premier Variable                                                          -              979
   Principal Freedom Variable Annuity                                        -          900,738
   The Principal Variable Annuity                                    2,313,497        2,503,775
   The Principal Variable Annuity With Purchase
        Payment Credit Rider                                         1,676,165          941,602
Contracts in annuitization period:
   Bankers Flexible Annuity                                                  -                -
   Pension Builder Plus - Rollover IRA                                       -                -
                                                                ------------------------------------
                                                                ------------------------------------
Total net assets                                                    $3,989,662       $4,347,094
                                                                ====================================
                                                                ====================================

Investments in shares of mutual funds, at cost                      $4,430,899       $4,294,811
Shares of mutual fund owned                                            676,214          372,183

Accumulation units outstanding:
   Bankers Flexible Annuity                                           $      -       $        -
   Pension Builder Plus                                                      -                -
   Pension Builder Plus - Rollover IRA                                       -                -
   Personal Variable                                                         -                -
   Premier Variable                                                          -              992
   Principal Freedom Variable Annuity                                        -           64,085
   The Principal Variable Annuity                                      332,374          261,498
   The Principal Variable Annuity With Purchase
        Payment Credit Rider                                           242,413           98,710
Accumulation unit value:
   Bankers Flexible Annuity                                           $      -       $        -
   Pension Builder Plus                                                      -                -
   Pension Builder Plus - Rollover IRA                                       -                -
   Personal Variable                                                         -                -
   Premier Variable                                                          -             0.99
   Principal Freedom Variable Annuity                                        -            14.06
   The Principal Variable Annuity                                         6.96             9.57
   The Principal Variable Annuity With Purchase
        Payment Credit Rider                                              6.91             9.54

Annuitized units outstanding:
   Bankers Flexible Annuity                                                  -                -
   Pension Builder Plus - Rollover IRA                                       -                -
Annuitized unit value:
   Bankers Flexible Annuity                                            $     -            $   -
   Pension Builder Plus - Rollover IRA                                       -                -

See accompanying notes.

                            Principal Life Insurance
                           Company Separate Account B

                Statements of Assets and Liabilities (continued)

                                December 31, 2001

                                                                         Money Market      Real Estate
                                                                           Division          Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Assets
Investments in shares of mutual funds, at market                          $150,639,078      $12,775,363
Liabilities                                                                        -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets                                                                $150,639,078      $12,775,363
                                                                       ====================================
                                                                       ====================================
Net assets
Accumulation units:
   Bankers Flexible Annuity                                            $             -      $         -
   Pension Builder Plus                                                        740,676                -
   Pension Builder Plus - Rollover IRA                                          15,985                -
   Personal Variable                                                         2,267,647                -
   Premier Variable                                                         13,876,781            4,213
   Principal Freedom Variable Annuity                                        1,555,046                -
   The Principal Variable Annuity                                           99,847,692       10,859,885
   The Principal Variable Annuity With Purchase
        Payment Credit Rider                                                32,335,251        1,911,265
Contracts in annuitization period:
   Bankers Flexible Annuity                                                          -                -
   Pension Builder Plus - Rollover IRA                                               -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Total net assets                                                          $150,639,078      $12,775,363
                                                                       ====================================
                                                                       ====================================
Investments in shares of mutual funds, at cost                            $150,639,078      $11,980,452
Shares of mutual fund owned                                                150,639,078        1,186,199

Accumulation units outstanding:
   Bankers Flexible Annuity                                                          -                -
   Pension Builder Plus                                                        343,141                -
   Pension Builder Plus - Rollover IRA                                           6,959                -
   Personal Variable                                                         1,566,688                -
   Premier Variable                                                          9,388,556            4,135
   Principal Freedom Variable Annuity                                          139,831                -
   The Principal Variable Annuity                                            7,537,565          893,448
   The Principal Variable Annuity With Purchase
        Payment Credit Rider                                                 2,457,191          158,283
Accumulation unit value:
   Bankers Flexible Annuity                                            $             -      $         -
   Pension Builder Plus                                                           2.16                -
   Pension Builder Plus - Rollover IRA                                            2.30                -
   Personal Variable                                                              1.45                -
   Premier Variable                                                               1.48             1.02
   Principal Freedom Variable Annuity                                            11.12                -
   The Principal Variable Annuity                                                13.25            12.16
   The Principal Variable Annuity With Purchase
        Payment Credit Rider                                                     13.16            12.07

Annuitized units outstanding:
   Bankers Flexible Annuity                                                          -                -
   Pension Builder Plus - Rollover IRA                                               -                -
Annuitized unit value:
   Bankers Flexible Annuity                                                     $    -        $       -
   Pension Builder Plus - Rollover IRA                                               -                -

See accompanying notes.

                                                                                                                  Templeton Growth
                                                                               SmallCap Growth      SmallCap         Securities
                                                            SmallCap Division     Division           Value            Division
                                                                                                    Division
                                                            -----------------------------------------------------------------------
                                                            -----------------------------------------------------------------------
Assets
Investments in shares of mutual funds, at market                $29,826,684       $45,886,244      $18,725,042        $685,296
Liabilities                                                               -                 -                -               -
                                                            -----------------------------------------------------------------------
                                                            -----------------------------------------------------------------------
Net assets                                                      $29,826,684       $45,886,244      $18,725,042        $685,296
                                                            =======================================================================
                                                            =======================================================================

Net assets
Accumulation units:
   Bankers Flexible Annuity                                 $             -     $           -      $         -       $       -
   Pension Builder Plus                                                   -                 -                -               -
   Pension Builder Plus - Rollover IRA                                    -                 -                -               -
   Personal Variable                                                      -                 -                -               -
   Premier Variable                                                   1,335                 -           12,724               -
   Principal Freedom Variable Annuity                               900,169           361,004                -         685,296
   The Principal Variable Annuity                                26,773,063        42,283,607       15,754,496               -
   The Principal Variable Annuity With Purchase
        Payment Credit Rider                                      2,152,117         3,241,633        2,957,822               -
Contracts in annuitization period:
   Bankers Flexible Annuity                                               -                 -                -               -
   Pension Builder Plus - Rollover IRA                                    -                 -                -               -
                                                            -----------------------------------------------------------------------
                                                            -----------------------------------------------------------------------
Total net assets                                                $29,826,684       $45,886,244      $18,725,042        $685,296
                                                            =======================================================================
                                                            =======================================================================

Investments in shares of mutual funds, at cost                  $33,532,004       $71,834,448      $17,357,248        $774,539
Shares of mutual fund owned                                       3,714,406         4,328,891        1,646,881          62,243

Accumulation units outstanding:
   Bankers Flexible Annuity                                               -                 -                -               -
   Pension Builder Plus                                                   -                 -                -               -
   Pension Builder Plus - Rollover IRA                                    -                 -                -               -
   Personal Variable                                                      -                 -                -               -
   Premier Variable                                                   1,432                 -           13,195               -
   Principal Freedom Variable Annuity                                73,351            36,521                -          57,388
   The Principal Variable Annuity                                 2,697,380         3,765,681        1,212,519               -
   The Principal Variable Annuity With Purchase
        Payment Credit Rider                                        218,266           290,614          229,154               -
Accumulation unit value:
   Bankers Flexible Annuity                                      $        -       $         -       $        -       $       -
   Pension Builder Plus                                                   -                 -                -               -
   Pension Builder Plus - Rollover IRA                                    -                 -                -               -
   Personal Variable                                                      -                 -                -               -
   Premier Variable                                                    0.93                 -             0.96               -
   Principal Freedom Variable Annuity                                 12.27              9.88                -           11.94
   The Principal Variable Annuity                                      9.93             11.23            12.99               -
   The Principal Variable Annuity With Purchase
        Payment Credit Rider                                           9.86             11.15            12.91               -

Annuitized units outstanding:
   Bankers Flexible Annuity                                               -                 -                -               -
   Pension Builder Plus - Rollover IRA                                    -                 -                -               -
Annuitized unit value:
   Bankers Flexible Annuity                                          $    -              $  -            $   -           $   -
   Pension Builder Plus - Rollover IRA                                    -                 -                -               -

See accompanying notes.

                                                                Utilities
                                                                Division
                                                            ------------------
                                                            ------------------
Assets
Investments in shares of mutual funds, at market                $29,566,580
Liabilities                                                               -
                                                            ------------------
                                                            ------------------
Net assets                                                      $29,566,580
                                                            ==================
                                                            ==================

Net assets
Accumulation units:
   Bankers Flexible Annuity                                 $             -
   Pension Builder Plus                                                   -
   Pension Builder Plus - Rollover IRA                                    -
   Personal Variable                                                      -
   Premier Variable                                                       -
   Principal Freedom Variable Annuity                                     -
   The Principal Variable Annuity                                26,213,568
   The Principal Variable Annuity With Purchase
        Payment Credit Rider                                      3,353,012
Contracts in annuitization period:
   Bankers Flexible Annuity                                               -
   Pension Builder Plus - Rollover IRA                                    -
                                                            ------------------
                                                            ------------------
Total net assets                                                $29,566,580
                                                            ==================
                                                            ==================

Investments in shares of mutual funds, at cost                  $36,977,517
Shares of mutual fund owned                                       3,386,779

Accumulation units outstanding:
   Bankers Flexible Annuity                                               -
   Pension Builder Plus                                                   -
   Pension Builder Plus - Rollover IRA                                    -
   Personal Variable                                                      -
   Premier Variable                                                       -
   Principal Freedom Variable Annuity                                     -
   The Principal Variable Annuity                                 2,693,646
   The Principal Variable Annuity With Purchase
        Payment Credit Rider                                        346,834
Accumulation unit value:
   Bankers Flexible Annuity                                 $
                                                                          -
   Pension Builder Plus                                                   -
   Pension Builder Plus - Rollover IRA                                    -
   Personal Variable                                                      -
   Premier Variable                                                       -
   Principal Freedom Variable Annuity                                     -
   The Principal Variable Annuity                                      9.73
   The Principal Variable Annuity With Purchase
        Payment Credit Rider                                           9.67

Annuitized units outstanding:
   Bankers Flexible Annuity                                               -
   Pension Builder Plus - Rollover IRA                                    -
Annuitized unit value:
   Bankers Flexible Annuity                                      $        -
   Pension Builder Plus - Rollover IRA                                    -

See accompanying notes.

                        Principal Life Insurance Company
                               Separate Account B

                            Statements of Operations

                      For the Year Ended December 31, 2001

                                                                                              American
                                                               AIM V.I.                      Century VP
                                            AIM V.I. Growth   Growth and   AIM V.I. Value    Income &
                                                Division    Income Division   Division    Growth Division
                                            ---------------------------------------------------------------
                                            ---------------------------------------------------------------
Investment income (loss)
Income:
   Dividends                                $       71,405  $       21,903  $      48,746    $   10,734
Expenses:
   Mortality and expense risks                     411,617         556,230        436,025        27,923
   Separate account rider charges                    8,543          18,072         11,551         2,151
                                            ---------------------------------------------------------------
                                                   420,160         574,302        447,576        30,074
                                            ---------------------------------------------------------------
                                            ---------------------------------------------------------------
Net investment income (loss)                      (348,755)       (552,399)      (398,830)      (19,340)

Realized gains (losses) on investments
Realized gain (losses) on sale of fund
   shares                                       (3,382,268)     (1,866,754)    (1,021,162)      (46,515)
Capital gain distributions                               -               -        739,949             -
                                            ---------------------------------------------------------------
                                            ---------------------------------------------------------------
Total realized gain (losses) on investments     (3,382,268)     (1,866,754)      (281,213)      (46,515)

Change in net unrealized appreciation or
   depreciation of investments                 (11,713,544)    (10,221,553)    (3,812,271)      (50,565)
                                            ---------------------------------------------------------------
                                            ---------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                  $(15,444,567)   $(12,640,706)   $(4,492,314)    $(116,420)
                                            ===============================================================

(1) Commenced operations May 19, 2001.

See accompanying notes.

                                             American Century
                                                 VP Ultra
                                               Division (1)    Asset Allocation Balanced Division    Blue Chip
                                                                   Division                           Division
                                            ------------------------------------------------------------------------
                                            ------------------------------------------------------------------------
Investment income (loss)
Income:
   Dividends                                  $         -        $ 1,928,603      $   4,566,396     $     5,869
Expenses:
   Mortality and expense risks                      6,578          1,106,595          1,546,920           7,121
   Separate account rider charges                   1,507             17,024              7,595               -
                                            ------------------------------------------------------------------------
                                            ------------------------------------------------------------------------
                                                    8,085          1,123,619          1,554,515           7,121
                                            ------------------------------------------------------------------------
Net investment income (loss)                       (8,085)           804,984          3,011,881          (1,252)

Realized gains (losses) on investments
Realized gain (losses) on sale of fund
   shares                                          (1,651)          (730,280)        (2,160,263)        (36,686)
Capital gain distributions                              -            198,385          2,091,062               -
                                            ------------------------------------------------------------------------
                                            ------------------------------------------------------------------------
Total realized gain (losses) on investments        (1,651)          (531,895)           (69,201)        (36,686)

Change in net unrealized appreciation or
   depreciation of investments                     57,315         (5,140,131)       (14,903,012)       (136,007)
                                            ------------------------------------------------------------------------
                                            ------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                      $47,579        $(4,867,042)      $(11,960,332)      $(173,945)
                                            ========================================================================

(1) Commenced operations May 19, 2001.

See accompanying notes.



                                                 Bond         Capital Value
                                               Division          Division
                                            -----------------------------------
                                            -----------------------------------
Investment income (loss)
Income:
   Dividends                                   $7,723,231     $   2,713,402

Expenses:
   Mortality and expense risks                  1,496,792         2,510,898
   Separate account rider charges                  33,643            17,294
                                            -----------------------------------
                                            -----------------------------------
                                                1,530,435         2,528,192
                                            -----------------------------------
Net investment income (loss)                    6,192,796           185,210

Realized gains (losses) on investments
Realized gain (losses) on sale of fund
   shares                                         (37,886)       (1,674,396)
Capital gain distributions                              -         1,089,571
                                            -----------------------------------
                                            -----------------------------------
Total realized gain (losses) on investments       (37,886)         (584,825)

Change in net unrealized appreciation or
   depreciation of investments                  1,461,875       (21,824,046)
                                            -----------------------------------
                                            -----------------------------------
Net increase (decrease) in net assets
   resulting from operations                   $7,616,785      $(22,223,661)
                                            ===================================
(1) Commenced operations May 19, 2001.
See accompanying notes.



                        Principal Life Insurance Company
                               Separate Account B

                      Statements of Operations (continued)

                      For the Year Ended December 31, 2001

                                            Dreyfus Founders                  Fidelity
                                               Discovery     Equity Growth     VIP II       Fidelity VIP
                                              Division (1)   Division (2)    Contrafund   Growth Division
                                                                              Division
                                            ---------------------------------------------------------------
                                            ---------------------------------------------------------------
Investment income (loss)
Income:
   Dividends                                  $       -     $      301,613   $    266,207   $           -

Expenses:
   Mortality and expense risks                      898          3,623,848        495,783        611,166
   Separate account rider charges                   174             28,628         12,551         14,497
                                            ---------------------------------------------------------------
                                                  1,072          3,652,476        508,334        625,663
                                            ---------------------------------------------------------------
                                            ---------------------------------------------------------------
Net investment income (loss)                      (1072)        (3,350,863)      (242,127)      (625,663)

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares      (8,033)        (3,090,410)      (903,005)    (1,910,436)
Capital gain distributions                            -         20,736,691      1,064,829      3,465,912
                                            ---------------------------------------------------------------
                                            ---------------------------------------------------------------
Total realized gain (loss) on investments        (8,033)        17,646,281        161,824      1,555,476

Change in net unrealized appreciation or
   depreciation of investments                   10,520        (68,635,438)    (5,720,862)   (11,609,886)
                                            ---------------------------------------------------------------
                                            ---------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                     $1,415       $(54,340,020)   $(5,801,165)  $(10,680,073)
                                            ===============================================================

(1) Commenced operations May 19, 2001.
(2) Represented the operations of the Aggressive Growth Division until May 19, 2001 name change to Equity Growth Division.

See accompanying notes.

                                                                                                   International
                                                Government                                        Emerging Markets
                                                Securities          Growth        International       Division
                                                 Division          Division         Division
                                            -----------------------------------------------------------------------
                                            -----------------------------------------------------------------------
Investment income (loss)
Income:
   Dividends                                    $7,468,060     $            -     $      224,557      $   6,721

Expenses:
   Mortality and expense risks                   1,761,844          2,366,485         1,594,999         15,322
   Separate account rider charges                   48,280             17,120            20,699          3,247
                                            -----------------------------------------------------------------------
                                            -----------------------------------------------------------------------
                                                 1,810,124          2,383,605         1,615,698         18,569
                                            -----------------------------------------------------------------------
Net investment income (loss)                     5,657,936         (2,383,605)       (1,391,141)       (11,848)

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares        439,714        (10,026,505)       (4,028,136)       (29,715)
Capital gain distributions                               -                  -            31,905              -
                                            -----------------------------------------------------------------------
                                            -----------------------------------------------------------------------
Total realized gain (loss) on investments          439,714        (10,026,505)       (3,996,231)       (29,715)

Change in net unrealized appreciation or
   depreciation of investments                   2,548,259        (59,163,654)      (37,076,812)        21,842
                                            -----------------------------------------------------------------------
                                            -----------------------------------------------------------------------
Net increase (decrease) in net assets           $8,645,909       $(71,573,764)     $(42,464,184)      $(19,721)
   resulting from operations

===================================================================================================================

(1) Commenced operations May 19, 2001.
(2) Represented the operations of the Aggressive Growth Division until May 19, 2001 name change to Equity Growth Division.

See accompanying notes.

                                              International       INVESCO VIF
                                            SmallCap Division  Dynamics Division
                                                                    (1)
                                            ------------------------------------
                                            ------------------------------------
Investment income (loss)
Income:
   Dividends                                $             -        $     -

Expenses:
   Mortality and expense risks                      468,333            854
   Separate account rider charges                    12,151             60
                                            ------------------------------------
                                            ------------------------------------
                                                    480,484            914
                                            ------------------------------------
Net investment income (loss)                       (480,484)          (914)

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares      (1,995,665)        (1,301)
Capital gain distributions                                -              -
                                            ------------------------------------
                                            ------------------------------------
Total realized gain (loss) on investments        (1,995,665)        (1,301)

Change in net unrealized appreciation or
   depreciation of investments                   (7,790,759)        12,329
                                            ------------------------------------
                                            ------------------------------------
Net increase (decrease) in net assets
   resulting from operations                   $(10,226,908)       $10,114

================================================================================

(1) Commenced operations May 19, 2001.
(2) Represented the operations of the Aggressive Growth Division until May 19, 2001 name change to Equity Growth Division.

                        Principal Life Insurance Company
                               Separate Account B

                      Statements of Operations (continued)

                      For the Year Ended December 31, 2001

                                                              INVESCO VIF
                                              INVESCO VIF    Small Company                  Janus Aspen
                                             Health Sciences    Growth       INVESCO VIF     Aggressive
                                              Division (1)    Division (1)   Technology   Growth Division
                                                                             Division (1)
                                            ---------------------------------------------------------------
                                            ---------------------------------------------------------------
Investment income (loss)
Income:
   Dividends                                $         -     $         -     $        -        $        -

Expenses:
   Mortality and expense risks                   13,316           1,647          3,037            89,794
   Separate account rider charges                 2,044             182            484            13,494
                                            ---------------------------------------------------------------
                                                 15,360           1,829          3,521           103,288
                                            ---------------------------------------------------------------
                                            ---------------------------------------------------------------
Net investment income (loss)                    (15,360)         (1,829)        (3,521)         (103,288)

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares      (9,662)           (136)       (61,158)         (171,091)
Capital gain distributions                            -               -              -                 -
                                            ---------------------------------------------------------------
                                            ---------------------------------------------------------------
Total realized gain (loss) on investments        (9,662)           (136)       (61,158)         (171,091)

Change in net unrealized appreciation or
   depreciation of investments                   58,790          29,286         27,256        (2,670,569)
                                            ---------------------------------------------------------------
                                            ---------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                    $33,768         $27,321       $(37,423)      $(2,944,948)
                                            ===============================================================

(1) Commenced operations May 19, 2001.

See accompanying notes.

                                             LargeCap Growth   LargeCap Growth      LargeCap
                                                 Division      Equity Division     Stock Index   MicroCap Division  MidCap Division
                                                                                    Division
                                            ---------------------------------------------------------------------------------------
                                            ---------------------------------------------------------------------------------------
Investment income (loss)
Income:
   Dividends                                $           -      $           -       $   516,656    $           -      $   1,747,312


Expenses:
   Mortality and expense risks                      47,221            15,474           592,037           65,545          2,661,484
   Separate account rider charges                    8,216             3,431            16,870            1,555             25,343
                                            ---------------------------------------------------------------------------------------
                                            ---------------------------------------------------------------------------------------
                                                    55,437            18,905           608,907           67,100          2,686,827
                                            ---------------------------------------------------------------------------------------
Net investment income (loss)                       (55,437)          (18,905)          (92,251)         (67,100)          (939,515)

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares        (95,932)          (28,337)         (805,483)         (28,335)            98,936
Capital gain distributions                           1,281                 -                 -                -          6,268,673
                                            ---------------------------------------------------------------------------------------
                                            ---------------------------------------------------------------------------------------
Total realized gain (loss) on investments          (94,651)          (28,337)         (805,483)         (28,335)         6,367,609

Change in net unrealized appreciation or
   depreciation of investments                    (942,987)         (226,473)       (5,829,384)         130,314        (17,624,409)
                                            ---------------------------------------------------------------------------------------
                                            ---------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                   $(1,093,075)        $(273,715)      $(6,727,118)       $  34,879       $(12,196,315)
                                            =======================================================================================

(1) Commenced operations May 19, 2001.

                                                   MidCap
                                                   Growth
                                                  Division
                                            --------------------
                                            --------------------
Investment income (loss)
Income:
   Dividends                                 $            -


Expenses:
   Mortality and expense risks                      219,612
   Separate account rider charges                     6,341
                                            --------------------
                                            --------------------
                                                    225,953
                                            --------------------
Net investment income (loss)                       (225,953)

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares        (505,545)
Capital gain distributions                          441,539
                                            --------------------
                                            --------------------
Total realized gain (loss) on investments           (64,006)

Change in net unrealized appreciation or
   depreciation of investments                   (3,226,545)
                                            --------------------
                                            --------------------
Net increase (decrease) in net assets
   resulting from operations                    $(3,516,504)
                                            ====================

(1) Commenced operations May 19, 2001.


                        Principal Life Insurance Company
                               Separate Account B

                      Statements of Operations (continued)

                      For the Year Ended December 31, 2001


                                                                MidCap
                                             MidCap Growth       Value      Money Market    Real Estate
                                            Equity Division    Division       Division        Division
                                            ---------------------------------------------------------------
                                            ---------------------------------------------------------------
Investment income (loss)
Income:
   Dividends                                $            -     $    3,746     $4,604,183       $463,610

Expenses:
   Mortality and expense risks                     30,472          18,125      1,411,326        117,186
   Separate account rider charges                   5,886           1,383        112,487          5,999
                                            ---------------------------------------------------------------
                                                   36,358          19,508      1,523,813        123,185
                                            ---------------------------------------------------------------
                                            ---------------------------------------------------------------
Net investment income (loss)                      (36,358)        (15,762)     3,080,370        340,425

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares       (70,972)        (31,536)             -        101,534
Capital gain distributions                              -         134,569              -              -
                                            ---------------------------------------------------------------
                                            ---------------------------------------------------------------
Total realized gain (loss) on investments         (70,972)        103,033              -        101,534

Change in net unrealized appreciation or
   depreciation of investments                   (427,044)         (6,982)             -        301,589
                                            ---------------------------------------------------------------
                                            ---------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                    $(534,374)      $  80,289     $3,080,370       $743,548
                                            ===============================================================

See accompanying notes.

                                                                                    SmallCap         Templeton
                                                               SmallCap Growth        Value      Growth Securities     Utilities
                                            SmallCap Division      Division         Division          Division         Division
                                            ----------------------------------------------------------------------------------------
                                            ----------------------------------------------------------------------------------------
Investment income (loss)
Income:
   Dividends                                $            -     $            -         $137,743       $   11,086     $      821,012

Expenses:
   Mortality and expense risks                     311,449            601,394          168,699              772            404,333
   Separate account rider charges                    5,995             12,362            7,984                -             14,566
                                            ----------------------------------------------------------------------------------------
                                            ----------------------------------------------------------------------------------------
                                                   317,444            613,756          176,683              772            418,899
                                            ----------------------------------------------------------------------------------------
Net investment income (loss)                      (317,444)          (613,756)         (38,940)          10,314            402,113

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares       (611,688)        (2,781,403)          99,521           (5,251)          (434,489)
Capital gain distributions                               -                  -          751,131           99,483                  -
                                            ----------------------------------------------------------------------------------------
                                            ----------------------------------------------------------------------------------------
Total realized gain (loss) on investments         (611,688)        (2,781,403)         850,652           94,232           (434,489)

Change in net unrealized appreciation or
   depreciation of investments                   1,307,607        (17,465,171)        (203,371)        (115,514)       (10,894,238)
                                            ----------------------------------------------------------------------------------------
                                            ----------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                   $   378,475       $(20,860,330)        $608,341       $  (10,968)      $(10,926,614)
                                            ========================================================================================

See accompanying notes.

                        Principal Life Insurance Company
                               Separate Account B

                       Statements of Changes in Net Assets

                      For the Year Ended December 31, 2001


                                                           AIM V.I. Growth               AIM V.I. Growth and Income
                                                              Division                          Division
                                                        ------------------------------- --------------------------------
                                                              2001           2000             2001            2000
                                                        ------------------------------- --------------------------------
Increase (decrease) in net assets from operations:
     Net investment income (loss)                       $    (348,755)   $   868,844    $    (552,399)  $    888,889
     Net realized gains (losses) on
       investments                                         (3,382,268)      (103,108)      (1,866,754)        (9,700)
     Change in net unrealized
       appreciation or depreciation of
       investments                                        (11,713,544)   (12,885,711)     (10,221,553)    (9,224,554)
                                                        ------------------------------- --------------------------------
                                                        ------------------------------- --------------------------------
Net increase (decrease) in net assets
   resulting from operations                              (15,444,567)   (12,119,975)     (12,640,706)    (8,345,365)
Changes from principal transactions:
   Purchase payments, less sales charges,
     per payment fees and applicable
     premium taxes                                         11,767,849     47,269,828       20,395,496     42,953,169
   Administration charges                                      (9,127)             -          (10,528)             -
   Contingent sales charges                                   (53,920)             -          (64,514)             -
   Contract terminations                                   (1,771,526)    (1,626,413)      (2,142,073)    (1,653,851)
   Death benefit payments                                     (93,365)      (167,587)        (388,869)      (207,399)
   Flexible withdrawal option payments                       (557,242)      (441,924)      (1,003,066)      (826,062)
   Transfer payments to other contracts                    (5,522,359)    (3,372,054)      (6,888,909)    (2,701,266)
   Annuity payments                                              -              -                -              -
                                                        ------------------------------- --------------------------------
                                                        ------------------------------- --------------------------------
Increase (decrease) in net assets from
   principal transactions                                   3,760,310     41,661,850        9,897,537     37,564,591
                                                        ------------------------------- --------------------------------
                                                        ------------------------------- --------------------------------
Total increase (decrease)                                 (11,684,257)    29,541,875       (2,743,169)    29,219,226

Net assets at beginning of period                          41,408,398     11,866,523       47,296,056     18,076,830
                                                         ------------------------------- --------------------------------
                                                        ------------------------------- --------------------------------
Net assets at end of period                               $29,724,141    $41,408,398      $44,522,887    $47,296,056
                                                        =============================== ================================

(1) Commenced operations May 19, 2001.

See accompanying notes.

                                                                                                American Century
                                                            AIM V.I. Value                        VP Income &
                                                               Division                        Growth Division
                                                  -----------------------------------------------------------------------
                                                         2001             2000              2001             2000
                                                  -----------------------------------------------------------------------
                                                  -----------------------------------------------------------------------

Increase (decrease) in net assets from operations:
     Net investment income (loss)                     $  (398,830)    $  1,110,807       $    (19,340)    $     (5,492)
     Net realized gains (losses) on
       investments                                       (281,213)         (53,182)           (46,515)          (2,099)
     Change in net unrealized
       appreciation or depreciation of
       investments                                     (3,812,271)      (7,180,684)           (50,565)        (135,998)
                                                  -----------------------------------------------------------------------
                                                  -----------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                           (4,492,314)      (6,123,059)          (116,420)        (143,589)
Changes from principal transactions:
   Purchase payments, less sales charges,
     per payment fees and applicable
     premium taxes                                     16,245,527       32,807,410          6,050,169        1,149,041
   Administration charges                                 (11,993)               -               (104)               -
   Contingent sales charges                               (54,345)               -             (1,172)               -
   Contract terminations                               (1,773,368)      (1,203,921)          (124,529)        (117,673)
   Death benefit payments                                (195,192)        (104,906)            (9,802)               -
   Flexible withdrawal option payments                   (563,208)        (498,285)           (78,873)          (7,818)
   Transfer payments to other contracts                (5,159,285)      (3,991,968)          (586,744)         (44,086)
   Annuity payments                                             -                -                  -                -
                                                  -----------------------------------------------------------------------
                                                  -----------------------------------------------------------------------
Increase (decrease) in net assets from
   principal transactions                               8,488,136       27,008,330          5,248,945          979,464
                                                  -----------------------------------------------------------------------
                                                  -----------------------------------------------------------------------
Total increase (decrease)                               3,995,822       20,885,271          5,132,525          835,875

Net assets at beginning of period                      34,154,897       13,269,626          1,315,459          479,584
                                                  -----------------------------------------------------------------------
                                                  -----------------------------------------------------------------------
Net assets at end of period                           $38,150,719      $34,154,897         $6,447,984       $1,315,459
                                                  =======================================================================

(1) Commenced operations May 19, 2001.

See accompanying notes.

                                                       American Century
                                                            VP Ultra
                                                           Division (1)

                                                       ------------------
                                                             2001
                                                       ------------------
                                                       ------------------

Increase (decrease) in net assets from operations:
     Net investment income (loss)                   $      (8,085)
     Net realized gains (losses) on
       investments                                         (1,651)
     Change in net unrealized
       appreciation or depreciation of
       investments                                         57,315
                                                       ------------------
                                                       ------------------
Net increase (decrease) in net assets
   resulting from operations                               47,579
Changes from principal transactions:
   Purchase payments, less sales charges,
     per payment fees and applicable
     premium taxes                                      2,064,039
   Administration charges                                    (101)
   Contingent sales charges                                  (109)
   Contract terminations                                   (4,073)
   Death benefit payments                                       -
   Flexible withdrawal option payments                     (4,519)
   Transfer payments to other contracts                   (35,189)
   Annuity payments                                             -
                                                       ------------------
                                                       ------------------
Increase (decrease) in net assets from
   principal transactions                               2,020,049
                                                       ------------------
                                                       ------------------
Total increase (decrease)                               2,067,628

Net assets at beginning of period                               -
                                                       ------------------
                                                       ------------------
Net assets at end of period                            $2,067,628
                                                       ==================

(1) Commenced operations May 19, 2001.

See accompanying notes.

                        Principal Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                      For the Year Ended December 31, 2001

                                                  Asset Allocation
                                                      Division                    Balanced Division
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
                                                2001           2000             2001            2000
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Increase (decrease) in net assets
   from operations:
     Net investment income (loss)              $  804,984   $  7,924,144    $    3,011,881    $(2,143,332)
     Net realized gains (losses) on
       investments                               (531,895)       358,250           (69,201)       (71,874)
     Change in net unrealized
       appreciation or depreciation of
       investments                             (5,140,131)    (8,349,283)      (14,903,012)       (31,802)
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Net increase (decrease) in net assets
   resulting from operations                   (4,867,042)       (66,889)      (11,960,332)    (2,247,008)
Changes from principal transactions:
   Purchase payments, less sales charges,
     per payment fees and applicable
     premium taxes                             26,359,590     24,836,845        24,854,111     35,101,818
   Administration charges                         (31,148)             -           (46,239)             -
   Contingent sales charges                      (146,841)             -          (230,683)             -
   Contract terminations                       (4,791,949)    (3,927,045)      (19,451,689)   (18,261,255)
   Death benefit payments                        (698,623)      (553,753)       (1,555,244)      (715,587)
   Flexible withdrawal option payments         (1,737,453)    (1,400,943)       (2,808,643)    (3,120,761)
   Transfer payments to other contracts       (11,173,163)    (6,599,958)      (13,354,334)   (52,522,237)
   Annuity payments                                     -              -                 -              -
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Increase (decrease) in net assets from
   principal transactions                       7,780,413     12,355,146       (12,592,721)   (39,518,022)
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Total increase (decrease)                       2,913,371     12,288,257       (24,553,053)   (41,765,030)

Net assets at beginning of period              89,359,474     77,071,217       155,640,385    197,405,415
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Net assets at end of period                   $92,272,845     $89,359,474     $131,087,332   $155,640,385
                                           =============================== ================================

See accompanying notes.

                                                    Blue Chip Division                    Bond Division
                                           ----------------------------------------------------------------------
                                           ----------------------------------------------------------------------
                                                 2001             2000              2001             2000
                                           ----------------------------------------------------------------------
                                           ----------------------------------------------------------------------
Increase (decrease) in net assets
   from operations:
     Net investment income (loss)              $  (1,252)   $      (7,341)     $    6,192,796    $  (1,365,874)
     Net realized gains (losses) on
       investments                               (36,686)         (22,759)            (37,886)      (1,795,961)
     Change in net unrealized
       appreciation or depreciation of
       investments                              (136,007)        (120,681)          1,461,875        9,947,748
                                           ---------------------------------------------------------------------
                                           ---------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                    (173,945)         (150,781)       7,616,785        6,785,913
Changes from principal transactions:
   Purchase payments, less sales charges,
     per payment fees and applicable
     premium taxes                               336,924          549,421          69,171,733       23,969,093
   Administration charges                              -                -             (36,204)               -
   Contingent sales charges                         (229)               -            (176,019)               -
   Contract terminations                         (37,281)        (706,474)        (10,783,192)      (7,869,244)
   Death benefit payments                        (13,347)               -          (1,277,849)        (667,076)
   Flexible withdrawal option payments           (11,547)          (5,680)         (3,729,388)      (2,968,958)
   Transfer payments to other contracts         (126,544)         (33,830)        (16,217,904)     (30,557,401)
   Annuity payments                                    -                -                   -                -
                                           ---------------------------------------------------------------------
                                           ---------------------------------------------------------------------
Increase (decrease) in net assets from
   principal transactions                        147,976         (196,563)         36,951,177      (18,093,586)
                                           ---------------------------------------------------------------------
                                           ---------------------------------------------------------------------
Total increase (decrease)                        (25,969)        (347,344)         44,567,962      (11,307,673)

Net assets at beginning of period                915,895        1,263,239         107,147,938      118,455,611
                                           ---------------------------------------------------------------------
                                           ---------------------------------------------------------------------
Net assets at end of period                     $889,926      $   915,895        $151,715,900     $107,147,938
                                           ======================================================================

See accompanying notes.

                                                      Capital Value Division
                                                --------------------------------
                                                --------------------------------
                                                      2001             2000
                                                --------------------------------
                                                --------------------------------
Increase (decrease) in net
   assets from operations:
     Net investment income (loss)              $    185,210   $    1,874,331
     Net realized gains (losses) on
       investments                                 (584,825)     (10,224,363)
     Change in net unrealized
       appreciation or depreciation of
       investments                                (21,824,046)       7,050,125
                                                --------------------------------
                                                --------------------------------
Net increase (decrease) in net assets
   resulting from operations                      (22,223,661)      (1,299,907)
Changes from principal transactions:
   Purchase payments, less sales charges,
     per payment fees and applicable
     premium taxes                                 43,405,293       61,492,346
   Administration charges                            (111,262)               -
   Contingent sales charges                          (320,255)               -
   Contract terminations                          (26,400,210)     (39,105,103)
   Death benefit payments                          (1,258,963)      (1,190,364)
   Flexible withdrawal option payments             (3,063,138)      (3,270,067)
   Transfer payments to other contracts           (19,549,439)     (99,488,330)
   Annuity payments                                   (39,201)         (43,455)
                                                --------------------------------
                                                --------------------------------
Increase (decrease) in net assets from
   principal transactions                          (7,337,175)     (81,604,973)
                                                --------------------------------
                                                --------------------------------
Total increase (decrease)                         (29,560,836)     (82,904,880)

Net assets at beginning of period                 253,823,599      336,728,479
                                                --------------------------------
                                                --------------------------------
Net assets at end of period                      $224,262,763     $253,823,599
                                                 ===============================

See accompanying notes.

                        Principal Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                      For the Year Ended December 31, 2001

                                                              Dreyfus
                                                              Founders
                                                             Discovery             Equity Growth
                                                             Division (1)           Division (2)
                                                          ---------------- -------------------------------
                                                          ---------------- -------------------------------
                                                               2001             2001           2000
                                                          ---------------- -------------------------------
                                                          ---------------- -------------------------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $   (1,072)      $  (3,350,863)  $  6,587,388
   Net realized gains (losses) on investments                   (8,033)         17,646,281      2,428,024
   Change in net unrealized appreciation or depreciation
     of investments                                             10,520         (68,635,438)   (60,017,077)
                                                          ---------------- -------------------------------
                                                          ---------------- -------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                    1,415         (54,340,020)   (51,001,665)
Changes from principal transactions:
   Purchase payments, less sales charges, per payment
     fees and applicable premium taxes                         326,846          54,487,434    104,870,218
   Administration charges                                          (32)           (189,728)             -
   Contingent sales charges                                          -            (480,724)             -
   Contract terminations                                             -         (15,660,291)   (22,256,584)
   Death benefit payments                                            -          (1,896,707)    (1,593,745)
   Flexible withdrawal option payments                          (1,345)         (3,515,069)    (3,458,829)
   Transfer payments to other contracts                        (30,347)        (31,806,714)   (35,361,616)
   Annuity payments                                                  -                   -              -
                                                          ---------------- -------------------------------
                                                          ---------------- -------------------------------
Increase (decrease) in net assets from principal
   transactions                                                295,122             938,201     42,199,444
                                                          ---------------- -------------------------------
                                                          ---------------- -------------------------------
Total increase (decrease)                                      296,537         (53,401,819)    (8,802,221)

Net assets at beginning of period                                    -         337,132,729    345,934,950
                                                          ---------------- -------------------------------
                                                          ---------------- -------------------------------
Net assets at end of period                                   $296,537        $283,730,910   $337,132,729
                                                          ================ ===============================

(1) Commenced operations May 19, 2001.
(2) Represented the operations of the Aggressive Growth Division until May 19, 2001 name change to Equity Growth Division.

See accompanying notes.

                                                                  Fidelity VIP II                  Fidelity VIP Growth
                                                                Contrafund Division                      Division
                                                        -----------------------------------------------------------------------
                                                        -----------------------------------------------------------------------
                                                               2001             2000              2001             2000
                                                        -----------------------------------------------------------------------
                                                        -----------------------------------------------------------------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                          $     (242,127)    $  2,394,653        $  (625,663)    $  2,322,789
   Net realized gains (losses) on investments                   161,824          (27,212)         1,555,476          (37,583)
   Change in net unrealized appreciation or depreciation
     of investments                                          (5,720,862)      (5,301,550)       (11,609,886)      (9,832,466)
                                                        -----------------------------------------------------------------------
                                                        -----------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                (5,801,165)       (2,934,109)      (10,680,073)      (7,547,260)
Changes from principal transactions:
   Purchase payments, less sales charges, per payment
     fees and applicable premium taxes                       15,682,197       31,617,309         17,923,960       48,488,430
   Administration charges                                       (24,489)               -            (18,271)               -
   Contingent sales charges                                     (59,999)               -            (54,674)               -
   Contract terminations                                     (1,970,009)      (1,040,961)        (1,791,025)      (2,430,443)
   Death benefit payments                                      (186,448)        (101,338)          (190,773)        (178,983)
   Flexible withdrawal option payments                         (591,189)        (418,064)          (715,908)        (609,849)
   Transfer payments to other contracts                      (5,734,506)      (2,447,052)        (6,637,155)      (3,447,329)
   Annuity payments                                                   -                -                  -                -
                                                        -----------------------------------------------------------------------
                                                        -----------------------------------------------------------------------
Increase (decrease) in net assets from principal
   transactions                                               7,115,557       27,609,894          8,516,154       41,821,826
                                                        -----------------------------------------------------------------------
                                                        -----------------------------------------------------------------------
Total increase (decrease)                                     1,314,392       24,675,785         (2,163,919)      34,274,566

Net assets at beginning of period                            40,899,024       16,223,239         51,724,508       17,449,942
                                                        -----------------------------------------------------------------------
                                                        -----------------------------------------------------------------------
Net assets at end of period                                 $42,213,416      $40,899,024        $49,560,589      $51,724,508
                                                        =======================================================================

(1) Commenced operations May 19, 2001.
(2) Represented the operations of the Aggressive Growth Division until May 19, 2001 name change to Equity Growth Division.

                                                               Government Securities
                                                                     Division
                                                        -----------------------------------
                                                        -----------------------------------
                                                              2001             2000
                                                        -----------------------------------
                                                        -----------------------------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                           $    5,657,936   $  (1,594,732)
   Net realized gains (losses) on investments                    439,714        (676,568)
   Change in net unrealized appreciation or depreciation
     of investments                                            2,548,259      13,406,520
                                                        -----------------------------------
                                                        -----------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                  8,645,909      11,135,220
Changes from principal transactions:
   Purchase payments, less sales charges, per payment
     fees and applicable premium taxes                        86,251,814      33,251,666
   Administration charges                                        (51,231)              -
   Contingent sales charges                                     (220,688)              -
   Contract terminations                                     (11,798,114)    (13,838,170)
   Death benefit payments                                     (1,278,291)       (745,044)
   Flexible withdrawal option payments                        (4,079,100)     (3,005,162)
   Transfer payments to other contracts                      (18,222,052)    (37,646,970)
   Annuity payments                                                    -               -
                                                        -----------------------------------
                                                        -----------------------------------
Increase (decrease) in net assets from principal
   transactions                                               50,602,338     (21,983,680)
                                                        -----------------------------------
                                                        -----------------------------------
Total increase (decrease)                                     59,248,247     (10,848,460)

Net assets at beginning of period                            123,620,122     134,468,582
                                                        -----------------------------------
                                                        -----------------------------------
Net assets at end of period                                 $182,868,369    $123,620,122
                                                        ===================================

(1) Commenced operations May 19, 2001.
(2) Represented the operations of the Aggressive Growth Division until May 19, 2001 name change to Equity Growth Division.

                        Principal Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                      For the Year Ended December 31, 2001

                                                                Growth Division              International Division
                                                        ------------------------------- --------------------------------
                                                        ------------------------------- --------------------------------
                                                                2001           2000             2001            2000
                                                        ------------------------------- --------------------------------
                                                        ----------------------------------------------------------------
Increase (decrease) in net assets from operations:
     Net investment income (loss)                       $   (2,383,605)  $65,439,286     $   (1,391,141)  $  5,875,569
     Net realized gains (losses) on
       investments                                         (10,026,505)    8,838,623        (3,996,231)     1,362,267
     Change in net unrealized
       appreciation or depreciation of
       investments                                         (59,163,654)  (109,896,709)      (37,076,812)   (25,466,743)
                                                        ------------------------------- --------------------------------
                                                        ------------------------------- --------------------------------
Net increase (decrease) in net assets
   resulting from operations                               (71,573,764)  (35,618,800)      (42,464,184)   (18,228,907)
Changes from principal transactions:
   Purchase payments, less sales charges,
     per payment fees and applicable
     premium taxes                                          43,191,089    85,767,869        36,350,370     58,916,121
   Administration charges                                      (56,231)            -           (26,416)             -
   Contingent sales charges                                   (300,876)            -          (197,795)             -
   Contract terminations                                   (28,231,324)  (36,179,939)      (15,010,912)   (17,195,738)
   Death benefit payments                                     (906,840)   (1,223,354)       (1,096,569)      (415,912)
   Flexible withdrawal option payments                      (2,985,768)   (3,260,702)       (1,627,280)    (1,700,001)
   Transfer payments to other contracts                    (24,491,398)  (62,692,390)      (20,918,542)   (30,948,310)
   Annuity payments                                                  -             -                 -              -
                                                        ------------------------------- --------------------------------
                                                        ------------------------------- --------------------------------
Increase (decrease) in net assets from
   principal transactions                                  (13,781,348)  (17,588,516)       (2,527,144)     8,656,160
                                                        ------------------------------- --------------------------------
                                                        ------------------------------- --------------------------------
Total increase (decrease)                                  (85,355,112)  (53,207,316)      (44,991,328)    (9,572,747)

Net assets at beginning of period                          280,042,601   333,249,917       173,090,303    182,663,050
                                                        ------------------------------- --------------------------------
                                                        ------------------------------- --------------------------------
Net assets at end of period                               $194,687,489  $280,042,601      $128,098,975   $173,090,303
                                                        =============================== ================================

(1) Commenced operations May 19, 2001.
(3) Commenced operations November 27, 2000.

See accompanying notes.


                                                   International Emerging Markets
                                                          Division (3)              International SmallCap Division
                                                  -----------------------------------------------------------------------
                                                  -----------------------------------------------------------------------
                                                         2001             2000              2001             2000
                                                  -----------------------------------------------------------------------
                                                  -----------------------------------------------------------------------

Increase (decrease) in net assets from operations:
     Net investment income (loss)                   $    (11,848)     $       161       $    (480,484)    $  1,785,890
     Net realized gains (losses) on
       investments                                       (29,715)          (1,000)         (1,995,665)       1,630,344
     Change in net unrealized
       appreciation or depreciation of
       investments                                        21,842           (3,292)         (7,790,759)     (12,102,028)
                                                  -----------------------------------------------------------------------

Net increase (decrease) in net assets
   resulting from operations                             (19,721)          (4,131)        (10,266,908)      (8,685,794)
Changes from principal transactions:
   Purchase payments, less sales charges,
     per payment fees and applicable
     premium taxes                                     2,647,907          221,525          15,099,003       46,172,948
   Administration charges                                   (376)               -             (14,339)               -
   Contingent sales charges                                 (375)               -             (51,725)               -
   Contract terminations                                 (13,262)               -          (1,699,200)      (1,838,487)
   Death benefit payments                                      -                -            (168,869)         (88,215)
   Flexible withdrawal option payments                    (9,902)               -            (527,890)        (479,561)
   Transfer payments to other contracts                 (326,301)         (26,411)         (9,054,902)     (13,743,344)
   Annuity payments                                            -                -                   -                -
                                                  -----------------------------------------------------------------------
                                                  -----------------------------------------------------------------------
Increase (decrease) in net assets from
   principal transactions                              2,297,691          195,114           3,582,078       32,023,341
                                                  -----------------------------------------------------------------------
                                                  -----------------------------------------------------------------------
Total increase (decrease)                              2,277,970          190,983          (6,684,830)      21,337,547

Net assets at beginning of period                        190,983                -          42,750,891       21,413,344
                                                  -----------------------------------------------------------------------
                                                  -----------------------------------------------------------------------
Net assets at end of period                           $2,468,953         $190,983         $36,066,061      $42,750,891
                                                  =======================================================================

(1) Commenced operations May 19, 2001.
(3) Commenced operations November 27, 2000.

See accompanying notes.


                                                    INVESCO VIF
                                                     Dynamics
                                                    Division (1)
                                                  ------------------
                                                  ------------------
                                                        2001
                                                  ------------------
                                                  ------------------

Increase (decrease) in net assets from operations:
     Net investment income (loss)                   $      (914)
     Net realized gains (losses) on
       investments                                       (1,301)
     Change in net unrealized
       appreciation or depreciation of
       investments                                       12,329
                                                  ------------------
                                                  ------------------
Net increase (decrease) in net assets
   resulting from operations                             10,114
Changes from principal transactions:
   Purchase payments, less sales charges,
     per payment fees and applicable
     premium taxes                                      325,791
   Administration charges                                   (15)
   Contingent sales charges                                (451)
   Contract terminations                                (14,649)
   Death benefit payments                                     -
   Flexible withdrawal option payments                   (1,563)
   Transfer payments to other contracts                 (31,863)
   Annuity payments                                           -
                                                  ------------------
                                                  ------------------
Increase (decrease) in net assets from
   principal transactions                                277,250
                                                  ------------------
Total increase (decrease)                                287,364

Net assets at beginning of period                              -
                                                   ------------------
                                                   ------------------
Net assets at end of period                             $287,364
                                                   ==================

(1) Commenced operations May 19, 2001.
(3) Commenced operations November 27, 2000.

See accompanying notes.

                        Principal Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                   For the Years Ended December 31, 2001 and 2000

                                                                                            INVESCO VIF
                                                                           INVESCO VIF         Small
                                                                             Health       Company Growth
                                                                             Sciences      Division (1)
                                                                          Division (1)
                                                                         ---------------- ----------------
                                                                              2001             2001
                                                                         ---------------- ----------------
                                                                         ---------------- ----------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                           $    (15,360)      $   (1,829)
   Net realized gains (losses) on investments                                   (9,662)            (136)
   Change in net unrealized appreciation or depreciation of investments         58,790           29,286
                                                                         ---------------- ----------------
                                                                         ---------------- ----------------
Net increase (decrease) in net assets resulting from operations                 33,768           27,321
Changes from principal transactions:
   Purchase payments, less sales charges, per payment fees and
     applicable premium taxes                                                3,871,893          550,468
   Administration charges                                                         (195)              (6)
   Contingent sales charges                                                       (366)             (68)
   Contract terminations                                                       (13,134)          (2,198)
   Death benefit payments                                                            -                -
   Flexible withdrawal option payments                                          (9,779)            (435)
   Transfer payments to other contracts                                       (212,331)         (28,173)
   Annuity payments                                                                  -                -
                                                                         ---------------- ----------------
                                                                         ---------------- ----------------
Increase (decrease) in net assets from principal transactions                3,636,088          519,588
                                                                         ---------------- ----------------
                                                                         ---------------- ----------------
Total increase (decrease)                                                    3,669,856          546,909

Net assets at beginning of period                                                    -                -
                                                                         ---------------- ----------------
                                                                         ---------------- ----------------
Net assets at end of period                                                 $3,669,856         $546,909
                                                                         ================ ================

(1) Commenced operations May 19, 2001.
(3) Commenced operations November 27, 2000.

See accompanying notes.




                                                                          INVESCO VIF
                                                                           Technology           Janus Aspen Aggressive
                                                                          Division (1)           Growth Division (3)
                                                                       ------------------------------------------------------
                                                                              2001              2001             2000
                                                                       ------------------------------------------------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                          $      (3,521)     $    (103,288)  $      (333)
   Net realized gains (losses) on investments                                  (61,158)          (171,091)            -
   Change in net unrealized appreciation or depreciation of investments         27,256         (2,670,569)      (14,786)
                                                                       ------------------------------------------------------
                                                                       ------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                (37,423)        (2,944,948)      (15,119)
Changes from principal transactions:
   Purchase payments, less sales charges, per payment fees and
     applicable premium taxes                                                1,534,786         14,893,570       868,482
   Administration charges                                                          (35)            (1,327)            -
   Contingent sales charges                                                        (54)            (3,739)            -
   Contract terminations                                                        (2,555)          (133,820)            -
   Death benefit payments                                                            -            (42,821)            -
   Flexible withdrawal option payments                                          (2,080)           (92,547)       (1,382)
   Transfer payments to other contracts                                       (470,461)        (1,111,056)            -
   Annuity payments                                                                  -                  -             -
                                                                       ------------------------------------------------------
                                                                       ------------------------------------------------------
Increase (decrease) in net assets from principal transactions                1,059,601         13,508,260       867,100
                                                                       ------------------------------------------------------
                                                                       ------------------------------------------------------
Total increase (decrease)                                                    1,022,178         10,563,312       851,981

Net assets at beginning of period                                                    -            851,981             -
                                                                       ------------------------------------------------------
                                                                       ------------------------------------------------------
Net assets at end of period                                                 $1,022,178        $11,415,293      $851,981
                                                                       ======================================================

(1) Commenced operations May 19, 2001.
(3) Commenced operations November 27, 2000.

See accompanying notes.

                                                                                LargeCap Growth
                                                                                    Division
                                                                       -----------------------------------
                                                                       -----------------------------------
                                                                             2001             2000
                                                                       -----------------------------------
                                                                       -----------------------------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                          $    (55,437)    $     (7,267)
   Net realized gains (losses) on investments                                 (94,651)          12,482
   Change in net unrealized appreciation or depreciation of investments      (942,987)        (211,446)
                                                                       -----------------------------------
                                                                       -----------------------------------
Net increase (decrease) in net assets resulting from operations            (1,093,075)        (206,231)
Changes from principal transactions:
   Purchase payments, less sales charges, per payment fees and
     applicable premium taxes                                               6,182,943        1,516,266
   Administration charges                                                        (408)               -
   Contingent sales charges                                                    (3,221)               -
   Contract terminations                                                     (217,100)        (132,568)
   Death benefit payments                                                           -                -
   Flexible withdrawal option payments                                        (55,452)          (3,778)
   Transfer payments to other contracts                                      (503,257)         (27,396)
   Annuity payments                                                                 -                -
                                                                       -----------------------------------
                                                                       -----------------------------------
Increase (decrease) in net assets from principal transactions               5,403,505        1,352,524
                                                                       -----------------------------------
                                                                       -----------------------------------
Total increase (decrease)                                                   4,310,430        1,146,293

Net assets at beginning of period                                           1,561,536          415,243
                                                                       -----------------------------------
                                                                       -----------------------------------
Net assets at end of period                                                $5,871,966       $1,561,536
                                                                       ===================================

(1) Commenced operations May 19, 2001.
(3) Commenced operations November 27, 2000.

See accompanying notes.

                        Principal Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                      For the Year Ended December 31, 2001

                                                                LargeCap Growth                    LargeCap Stock
                                                                Equity Division (3)                Index Division
                                                        ------------------------------- --------------------------------
                                                        ------------------------------- --------------------------------
                                                                2001           2000             2001            2000
                                                        ------------------------------- --------------------------------
                                                        ------------------------------- --------------------------------
Increase (decrease) in net assets from operations:
     Net investment income (loss)                       $      (18,905)   $     (210)    $      (92,251)  $     84,225
     Net realized gains (losses) on
       investments                                             (28,337)           (3)          (805,483)        40,462
     Change in net unrealized
       appreciation or depreciation of
       investments                                            (226,473)       (4,535)        (5,829,384)    (4,827,818)
                                                        ------------------------------- --------------------------------
                                                        ------------------------------- --------------------------------
Net increase (decrease) in net assets
   resulting from operations                                  (273,715)       (4,748)        (6,727,118)    (4,703,131)
Changes from principal transactions:
   Purchase payments, less sales charges,
     per payment fees and applicable
     premium taxes                                           2,882,838       344,901         29,850,758     27,990,373
   Administration charges                                         (215)            -            (18,049)             -
   Contingent sales charges                                     (1,143)            -            (61,467)             -
   Contract terminations                                       (51,905)            -         (2,340,318)    (2,230,107)
   Death benefit payments                                      (43,957)            -           (158,384)       (60,231)
   Flexible withdrawal option payments                          (9,876)            -           (818,201)      (538,531)
   Transfer payments to other contracts                       (389,730)            -         (7,910,889)    (4,305,932)
   Annuity payments                                                -             -                  -              -
                                                        ------------------------------- --------------------------------
                                                        ------------------------------- --------------------------------
Increase (decrease) in net assets from
   principal transactions                                    2,386,012       344,901         18,543,450     20,855,572
                                                        ------------------------------- --------------------------------
                                                        ------------------------------- --------------------------------
Total increase (decrease)                                    2,112,297       340,153         11,816,332     16,152,441

Net assets at beginning of period                              340,153             -         44,820,977     28,668,536
                                                        ------------------------------- --------------------------------
                                                        ------------------------------- --------------------------------
Net assets at end of period                                 $2,452,450      $340,153        $56,637,309    $44,820,977
                                                        =============================== ================================

(3) Commenced operations November 27, 2000.

See accompanying notes.



                                                           MicroCap Division                   MidCap Division
                                                  -----------------------------------------------------------------------
                                                  -----------------------------------------------------------------------
                                                         2001             2000              2001             2000
                                                  -----------------------------------------------------------------------
                                                  -----------------------------------------------------------------------
Increase (decrease) in net assets from operations:
     Net investment income (loss)                    $    (67,100)     $   (24,261)   $      (939,515)   $  42,151,833
     Net realized gains (losses) on
       investments                                        (28,335)          16,070          6,367,609        4,572,375
     Change in net unrealized
       appreciation or depreciation of
       investments                                        130,314          251,342        (17,624,409)     (17,409,684)
                                                  -----------------------------------------------------------------------
                                                  -----------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                               34,879          243,151        (12,196,315)      29,314,524
Changes from principal transactions:
   Purchase payments, less sales charges,
     per payment fees and applicable
     premium taxes                                      2,287,078        3,224,571         50,962,992       53,723,271
   Administration charges                                  (1,955)               -           (127,348)               -
   Contingent sales charges                                (4,175)               -           (357,019)               -
   Contract terminations                                 (136,382)        (128,321)       (25,502,328)     (22,094,156)
   Death benefit payments                                  (3,713)         (27,362)        (1,152,600)        (609,975)
   Flexible withdrawal option payments                    (46,648)         (39,137)        (2,245,665)      (2,020,092)
   Transfer payments to other contracts                  (681,551)        (604,485)       (19,490,990)     (39,150,580)
   Annuity payments                                             -                -                  -                -
                                                  -----------------------------------------------------------------------
                                                  -----------------------------------------------------------------------
Increase (decrease) in net assets from
   principal transactions                               1,412,654        2,425,266          2,087,042      (10,151,532)
                                                  -----------------------------------------------------------------------
                                                  -----------------------------------------------------------------------
Total increase (decrease)                               1,447,533        2,668,417        (10,109,273)      19,162,992

Net assets at beginning of period                       4,598,275        1,929,858        249,343,200      230,180,208
                                                  -----------------------------------------------------------------------
                                                  -----------------------------------------------------------------------
Net assets at end of period                            $6,045,808       $4,598,275       $239,233,927     $249,343,200
                                                  =======================================================================

(3) Commenced operations November 27, 2000.

See accompanying notes.


                                                        MidCap Growth Division
                                                  -----------------------------------
                                                  -----------------------------------
                                                        2001             2000
                                                  -----------------------------------
                                                  -----------------------------------
Increase (decrease) in net assets from operations:
     Net investment income (loss)                     $   (225,953)   $  1,340,334
     Net realized gains (losses) on
       investments                                         (64,006)        103,581
     Change in net unrealized
       appreciation or depreciation of
       investments                                      (3,226,545)       (951,039)
                                                  -----------------------------------
                                                  -----------------------------------
Net increase (decrease) in net assets
   resulting from operations                            (3,516,504)        492,876
Changes from principal transactions:
   Purchase payments, less sales charges,
     per payment fees and applicable
     premium taxes                                       9,766,947      12,371,933
   Administration charges                                   (8,557)              -
   Contingent sales charges                                (20,861)              -
   Contract terminations                                  (723,020)       (446,332)
   Death benefit payments                                  (19,993)        (43,008)
   Flexible withdrawal option payments                    (189,503)       (123,260)
   Transfer payments to other contracts                 (3,434,106)     (2,430,465)
   Annuity payments                                              -               -
                                                  -----------------------------------
                                                  -----------------------------------
Increase (decrease) in net assets from
   principal transactions                                5,370,907       9,328,868
                                                  -----------------------------------
                                                  -----------------------------------
Total increase (decrease)                                1,854,403       9,821,744

Net assets at beginning of period                       17,775,450       7,953,706
                                                  -----------------------------------
                                                  -----------------------------------
Net assets at end of period                            $19,629,853     $17,775,450
                                                  ===================================

(3) Commenced operations November 27, 2000.

See accompanying notes.

                        Principal Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                      For the Year Ended December 31, 2001

                                                                MidCap Growth                    MidCap Value
                                                                Equity Division (3)                Division
                                                        ------------------------------- --------------------------------
                                                        ------------------------------- --------------------------------
                                                                2001           2000             2001            2000
                                                        ------------------------------- --------------------------------
                                                        ------------------------------- --------------------------------
Increase (decrease) in net assets from operations:
     Net investment income (loss)                       $      (36,358)   $     (575)       $   (15,762)    $  42,097
     Net realized gains (losses) on
       investments                                             (70,972)            -            103,033         1,802
     Change in net unrealized
       appreciation or depreciation of
       investments                                            (427,044)      (14,193)            (6,982)       41,178
                                                        ------------------------------- --------------------------------
                                                        ------------------------------- --------------------------------
Net increase (decrease) in net assets
   resulting from operations                                  (534,374)      (14,768)            80,289        85,077
Changes from principal transactions:
   Purchase payments, less sales charges,
     per payment fees and applicable
     premium taxes                                           4,355,817       982,051          4,793,207       185,883
   Administration charges                                         (850)            -               (113)            -
   Contingent sales charges                                     (2,015)            -               (741)            -
   Contract terminations                                       (71,407)            -            (42,914)       (4,111)
   Death benefit payments                                      (41,971)            -                  -             -
   Flexible withdrawal option payments                         (75,912)       (2,400)           (16,859)       (1,800)
   Transfer payments to other contracts                       (604,508)           (1)          (928,428)       (2,747)
   Annuity payments                                                -             -                  -             -
                                                        ------------------------------- --------------------------------
                                                        ------------------------------- --------------------------------
Increase (decrease) in net assets from
   principal transactions                                    3,559,154       979,650          3,804,152       177,225
                                                        ------------------------------- --------------------------------
                                                        ------------------------------- --------------------------------
Total increase (decrease)                                    3,024,780       964,882          3,884,441       262,302

Net assets at beginning of period                              964,882             -            462,653       200,351
                                                        ------------------------------- --------------------------------
                                                        ------------------------------- --------------------------------
Net assets at end of period                                 $3,989,662      $964,882         $4,347,094      $462,653
                                                        =============================== ================================

(3) Commenced operations November 27, 2000.

See accompanying notes.

                                                          Money Market Division               Real Estate Division
                                                   -----------------------------------------------------------------------
                                                   -----------------------------------------------------------------------
                                                          2001             2000              2001             2000
                                                   -----------------------------------------------------------------------
                                                   -----------------------------------------------------------------------

Increase (decrease) in net assets from operations:
     Net investment income (loss)                    $    3,080,370   $    4,075,725     $     340,425    $   218,279
     Net realized gains (losses) on
       investments                                                -                -           101,534         62,590
     Change in net unrealized
       appreciation or depreciation of
       investments                                                -                -           301,589        742,416
                                                   -----------------------------------------------------------------------
                                                   -----------------------------------------------------------------------

Net increase (decrease) in net assets
   resulting from operations                              3,080,370        4,075,725           743,548      1,023,285
Changes from principal transactions:
   Purchase payments, less sales charges,
     per payment fees and applicable
     premium taxes                                      249,637,459      260,447,944         9,246,165      6,562,647
   Administration charges                                   (41,046)               -            (3,104)             -
   Contingent sales charges                                (420,487)               -           (12,429)             -
   Contract terminations                                (24,562,491)     (17,114,331)         (430,485)      (121,741)
   Death benefit payments                                  (704,127)        (297,270)          (15,174)             -
   Flexible withdrawal option payments                   (2,814,256)      (1,830,021)         (246,429)       (79,625)
   Transfer payments to other contracts                (169,642,727)    (255,146,359)       (3,892,906)    (2,283,276)
   Annuity payments                                               -                -                 -              -
                                                   -----------------------------------------------------------------------
Increase (decrease) in net assets from
   principal transactions                                51,452,325      (13,940,037)        4,645,638      4,078,005
                                                   -----------------------------------------------------------------------
Total increase (decrease)                                54,532,695       (9,864,312)        5,389,186      5,101,290

Net assets at beginning of period                        96,106,383      105,970,695         7,386,177      2,284,887
                                                   -----------------------------------------------------------------------
                                                   -----------------------------------------------------------------------
Net assets at end of period                            $150,639,078    $  96,106,383       $12,775,363     $7,386,177
                                                   =======================================================================

(3) Commenced operations November 27, 2000.

See accompanying notes.


                                                           SmallCap Division
                                                   -----------------------------------

                                                         2001             2000
                                                   -----------------------------------


Increase (decrease) in net assets from operations:
     Net investment income (loss)                    $    (317,444)   $  3,152,268
     Net realized gains (losses) on
       investments                                        (611,688)        (12,470)
     Change in net unrealized
       appreciation or depreciation of
       investments                                       1,307,607      (7,188,758)
                                                   -----------------------------------
                                                   -----------------------------------

Net increase (decrease) in net assets
   resulting from operations                               378,475      (4,048,960)
Changes from principal transactions:
   Purchase payments, less sales charges,
     per payment fees and applicable
     premium taxes                                      12,128,310      16,654,649
   Administration charges                                  (10,428)              -
   Contingent sales charges                                (35,047)              -
   Contract terminations                                (1,197,338)       (962,669)
   Death benefit payments                                  (70,290)        (58,459)
   Flexible withdrawal option payments                    (366,960        (273,401)
   Transfer payments to other contracts                 (3,912,196)     (2,662,094)
   Annuity payments                                              -               -
                                                   ----------------------------------
Increase (decrease) in net assets from
   principal transactions                                6,536,051      12,698,026
                                                   -----------------------------------
Total increase (decrease)                                6,914,526       8,649,066

Net assets at beginning of period                       22,912,158      14,263,092
                                                   -----------------------------------
                                                   -----------------------------------
Net assets at end of period                            $29,826,684     $22,912,158
                                                   ===================================

(3) Commenced operations November 27, 2000.

See accompanying notes.

                        Principal Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                      For the Year Ended December 31, 2001

                                                                 SmallCap Growth                  SmallCap Value
                                                                    Division                        Division
                                                        ------------------------------- --------------------------------
                                                        ------------------------------- --------------------------------
                                                                2001           2000             2001            2000
                                                        ------------------------------- --------------------------------
                                                        ----------------------------------------------------------------
Increase (decrease) in net assets from operations:
     Net investment income (loss)                       $   (613,756)  $  2,957,493     $     (38,940)  $   720,458
     Net realized gains (losses) on
       investments                                        (2,781,403)       477,606           850,652       137,110
     Change in net unrealized
       appreciation or depreciation of
       investments                                       (17,465,171)   (17,812,263)         (203,371)      720,908
                                                        ------------------------------- --------------------------------
                                                        ------------------------------- --------------------------------
Net increase (decrease) in net assets
   resulting from operations                             (20,860,330)   (14,377,164)          608,341     1,578,476
Changes from principal transactions:
   Purchase payments, less sales charges,
     per payment fees and applicable
     premium taxes                                        18,525,458     62,638,677        12,678,083     4,075,512
   Administration charges                                    (13,666)             -            (6,150)            -
   Contingent sales charges                                  (70,256)             -           (18,639)            -
   Contract terminations                                  (2,351,195)    (2,673,304)         (610,683)     (178,663)
   Death benefit payments                                   (242,013)       (71,118)          (16,121)            -
   Flexible withdrawal option payments                      (655,839)      (558,626)         (145,022)      (82,999)
   Transfer payments to other contracts                   (8,439,889)   (12,692,326)       (3,154,847)   (1,431,180)
   Annuity payments                                                -              -                 -             -
                                                        ------------------------------- --------------------------------
                                                        ------------------------------- --------------------------------
Increase (decrease) in net assets from
   principal transactions                                  6,752,600     46,643,303         8,726,621     2,382,670
                                                        ------------------------------- --------------------------------
                                                        ------------------------------- --------------------------------
Total increase (decrease)                                (14,107,730)    32,266,139         9,334,962     3,961,146

Net assets at beginning of period                         59,993,974     27,727,835         9,390,080     5,428,934
                                                        ------------------------------- --------------------------------
                                                        ------------------------------- --------------------------------
Net assets at end of period                              $45,886,224    $59,993,974       $18,725,042    $9,390,080
                                                        =============================== ================================

See accompanying notes.

                                                           Templeton Growth
                                                          Securities Division                 Utilities Division
                                                  -----------------------------------------------------------------------
                                                  -----------------------------------------------------------------------
                                                         2001             2000              2001             2000
                                                  -----------------------------------------------------------------------
                                                  -----------------------------------------------------------------------
Increase (decrease) in net assets from operations:
     Net investment income (loss)                     $  10,314         $  61,738       $     402,113    $     825,388
     Net realized gains (losses) on
       investments                                       94,232           (42,110)           (434,489)         160,912
     Change in net unrealized
       appreciation or depreciation of
       investments                                     (115,514)            3,606         (10,894,238)       3,052,838
                                                  -----------------------------------------------------------------------
                                                  -----------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                            (10,968)           23,234         (10,926,614)       4,039,138
Changes from principal transactions:
   Purchase payments, less sales charges,
     per payment fees and applicable
     premium taxes                                      281,108           775,245          19,206,822       13,566,884
   Administration charges                                     -                 -             (13,584)               -
   Contingent sales charges                                (224)                -             (51,816)               -
   Contract terminations                                (36,522)          (55,122)         (1,701,101)      (1,114,300)
   Death benefit payments                                     -                 -            (120,009)         (81,529)
   Flexible withdrawal option payments                  (10,686)           (3,258)           (773,854)        (515,657)
   Transfer payments to other contracts                 (47,888)         (459,020)         (6,979,046)      (4,315,142)
   Annuity payments                                           -                 -                   -                -
                                                  -----------------------------------------------------------------------
                                                  -----------------------------------------------------------------------
Increase (decrease) in net assets from
   principal transactions                               185,788           257,845           9,567,412        7,540,256
                                                  -----------------------------------------------------------------------
                                                  -----------------------------------------------------------------------
Total increase (decrease)                               174,820           281,079          (1,359,202)      11,579,394

Net assets at beginning of period                       510,476           229,397          30,925,782       19,346,388
                                                  -----------------------------------------------------------------------
                                                  -----------------------------------------------------------------------
Net assets at end of period                            $685,296          $510,476         $29,566,580      $30,925,782
                                                  =======================================================================

See accompanying notes.

                        Principal Life Insurance Company
                               Separate Account B

                          Notes to Financial Statements

                                December 31, 2001


1. Investment and Accounting Policies

Principal Life Insurance Company Separate Account B (Separate Account B) is a segregated investment account of Principal Life Insurance Company (Principal
Life) and is registered under the Investment Company Act of 1940 as a unit investment trust, with no stated limitations on the number of authorized units. As directed by eligible contractholders, each division of Separate Account B invests exclusively in shares representing interests in a corresponding investment option. As of December 31, 2001, contractholder investment options include the following open-end management investment companies:

   Principal Variable Contracts Fund, Inc. (3)             Principal Variable Contracts Fund, Inc. (3)
     Asset Allocation Account                                (continued):
     Balanced Account                                        SmallCap Value Account
     Blue Chip Account                                       Utilities Account
     Bond Account                                          AIM V.I. Growth Fund
     Capital Value Account                                 AIM V.I. Growth and Income Fund
     Equity Growth Account, formerly the                   AIM V.I. Value Fund
       Aggressive Growth Account until                     American Century Variable Portfolios Inc.:
       May 19, 2001 name change                              VP Income & Growth
     Government Securities Account                           VP Ultra (1)
     Growth Account                                        Dreyfus Investment Portfolios - Founder
     International Account                                   Discovery Portfolio (1)
     International Emerging Markets Account (2)            Fidelity Variable Insurance Products Fund II:
     International SmallCap Account                          Fidelity VIP II Contrafund Portfolio
     LargeCap Growth Account                               Fidelity Variable Insurance Products Fund:
     LargeCap Growth Equity Account (2)                      Fidelity VIP Growth Portfolio
     LargeCap Stock Index Account                          Franklin Templeton Variable Insurance
     MicroCap Account                                        Products Series Trust:
     MidCap Account                                            Templeton Growth Securities Fund Class 2
     MidCap Growth Account                                INVESCO Variable Investment Funds:
     MidCap Growth Equity Account (2)                        VIF Dynamics (1)
     MidCap Value Account                                    VIF Health Sciences (1)
     Money Market Account                                    VIF Small Company Growth (1)
     Real Estate Account                                     VIF Technology (1)
     SmallCap Account                                      Janus Aspen Aggressive Growth Portfolio
     Small Cap Growth Account                                  Service Shares (2)

   (1) Additional investment option available to contractholders as of May 19, 2001.
   (2) Additional investment option available to contractholders as of November 27, 2000.
   (3) Organized by Principal Life Insurance Company.

Investments are stated at the closing net asset values per share on December 31, 2001.

The average cost method is used to determine realized gains and losses on investments. Dividends are taken into income on an accrual basis as of the ex-dividend date.

Separate Account B supports the following variable annuity contracts of Principal Life: Bankers Flexible Annuity Contracts; Pension Builder Plus Contracts; Pension Builder Plus - Rollover IRA Contracts; Personal Variable Contracts; Premier Variable Contracts; Principal Freedom Variable Annuity; and The Principal Variable Annuity. Principal Life no longer accepts contributions for Bankers Flexible Annuity Contracts, Pension Builder Plus Contracts and Pension Builder Plus-Rollover IRA Contracts. Contractholders are being given the option of withdrawing their funds or transferring to another contract. Contributions to the Personal Variable contracts are no longer accepted from new customers, only from existing customers beginning January 1998.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements and accompanying notes of Separate Account B requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

Change in Presentation

Separate Account B has presented the 2001 financial information in accordance with the AICPA Audit and Accounting Guide for Investment Companies (Audit Guide), which is effective January 1, 2001. The 2000 financial information has not been reclassified, as permitted by the Audit Guide.

2. Expenses and Related Party Transactions

Principal Life is compensated for the following expenses:

Bankers Flexible Annuity Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a charge equivalent to an annual rate of 0.48% of the asset value of each contract. An annual administration charge of $7 for each participant's account is deducted as compensation for administrative expenses. The mortality and expense risk and annual administration charges amounted to $21,204 and $672, respectively, during the year ended December 31, 2001.

Pension Builder Plus and Pension Builder Plus - Rollover IRA Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a charge equivalent to an annual rate of 1.4965% (1.0001% for a Rollover Individual Retirement Annuity) of the asset value of each contract. A contingent sales charge of up to 7% may be deducted from withdrawals made during the first 10 years of a contract, except for death or permanent disability. An annual administration charge will be deducted ranging from a minimum of $25 to a maximum of $275 depending upon a participant's investment account values and the number of participants under the retirement plan and their participant investment account value. The charges for mortality and expense risks, contingent sales, and annual administration amounted to $91,578, $58, and $43,743, respectively, during the year ended December 31, 2001.

Personal Variable Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a charge equivalent to an annual rate of 0.64% of the asset value of each contract. A contingent sales charge of up to 5% may be deducted from withdrawals from an investment account during the first seven years from the date the first contribution which relates to such participant is accepted by Principal Life. This charge does not apply to withdrawals made from investment accounts which correlate to a plan participant as a result of the plan participant's death or permanent disability. An annual administration charge of $34 for each participant's account plus 0.35% of the annual average balance of investment account values which correlate to a plan participant will be deducted on a quarterly basis. The charges for mortality and expense risks, contingent sales and annual administration amounted to $169,917, $7,443, and $21,128, respectively, during the year ended December 31, 2001.

Premier Variable Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a charge equivalent to an annual rate of 0.42% of the asset value of each contract. The Contractholder must also pay contract administration charges. The annual charge ranges from a minimum charge of $2,150 to $7,725 plus .03% of account values greater than $30,000,000. The amount varies by Plan document and account balance of contract. Recordkeeping charges are also paid by the Contractholder. The annual charge ranges from $2,250 to $25,316 plus $10 per participant. The amount varies by total plan participants. The charges for mortality expense risks and annual administration amounted to $598,792 and $8,018, respectively, during the year ended December 31, 2001. There were no contingent sales charges provided for in these contracts.

Principal Freedom Variable Annuity - Mortality and expenses risk assumed by Principal Life are compensated for by a charge equivalent to an annual rate of 0.85% of the asset value of each contract. A contingent sales charge up to 6% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health facility, or terminal illness. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each Division. The mortality expense risk and contingent sales charges amounted to $136,728 and $9,787, respectively, during the year ended December 31, 2001.

The Principal Variable Annuity - Mortality and expense risks assumed by Principal Life are compensated for by a charge equivalent to an annual rate of 1.25% of the asset value of each contract. A contingent sales charge of up to 6% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility, or terminal illness. An annual administration charge of the lessor of two percent of the accumulated value or $30 is deducted at the end of the contract year. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each Division. This fee is currently being waived. The mortality expense risks, contingent sales, and annual administration amounted to $24,172,773, $3,461,875, and $811,348, respectively, during the year ended December 31, 2001. Effective November 27, 2000, Principal Life added a purchase payment credit rider to the contract, at an annual rate of .6%. For electing participants, the rider is deducted from the daily unit value. The Separate Account B rider charges were $519,379 during the year ended December 31, 2001.

In addition, during the year ended December 31, 2001, management fees were paid indirectly to Principal Management Corporation, an affiliate of Principal Life Insurance Company, in its capacity as advisor to Principal Variable Contracts Fund, Inc. Investment advisory and management fees are based on an annual rate of .35% of the average daily net assets of the Large Cap Stock Index Account and 1.00% of the average daily net assets of the MidCap Growth Equity Account and LargeCap Growth Equity Account.

The investment advisory and management fees for certain Accounts of the Principal Variable Contracts Fund, Inc. are based on an annual rate of the average daily net assets, which decreases by .05% for each $100 million increase in net asset value above the initial $100 million of net assets for each Account, with the final decrease in the annual rate occurring when net assets exceed $400 million. This rate structure applies to the Accounts in the following table, which discloses the fee range for each Account from the first $100 million of net asset value to net asset values of over $400 million:

                             Account                 Fee Range
   ----------------------------------------------------------------------------
   ----------------------------------------------------------------------------
   Bond, Government Securities, Money Market       0.50%   - 0.30%
   Balanced, Utilities                             0.60    - 0.40
   MidCap                                          0.65    - 0.45
   Asset Allocation, Equity Growth                 0.80    - 0.60
   SmallCap                                        0.85    - 0.65
   MidCap Growth, Real Estate                      0.90    - 0.70
   MicroCap, SmallCap Growth                       1.00    - 0.80
   SmallCap Value                                  1.10    - 0.90
   International SmallCap                          1.20    - 1.00

The investment advisory and management fees for certain Accounts of the Principal Variable Contracts Fund, Inc. are based on an annual rate of the average daily net assets, which decreases by .05% for each $250 million increase in net asset value above the initial $250 million of net assets for each Account, with the final decrease in the annual rate occurring when net assets exceed $1 billion. This rate structure applies to the Accounts in the following table, which discloses the fee range for each Account from the first $250 million of net asset value to net asset values of over $1 billion:

                             Account                    Fee Range
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------

   Blue Chip, Capital Value, Growth             0.60% - 0.40%
   International                                0.85 - 0.65
   MidCap Value                                 1.05 - 0.85
   LargeCap Growth                              1.10 - 0.90
   International Emerging Markets               1.25 - 1.05

3. Federal Income Taxes

The operations of Separate Account B are a part of the operations of Principal Life. Under current practice, no federal income taxes are allocated by Principal Life to the operations of Separate Account B.

4. Purchases and Sales of Investments

The aggregate cost of purchases and proceeds from sales of investments were as follows during the year ended December 31, 2001:

    Division                                             Purchases     Sales
   -----------------------------------------------------------------------------

   AIM V.I. Growth:
      The Principal Variable Annuity                   $  9,508,926 $ 8,242,965
      The Principal Variable Annuity with Purchase
        Payment Credit Rider                              2,330,328     184,734

   AIM V.I. Growth and Income:
      The Principal Variable Annuity                     15,330,197  10,548,946
      The Principal Variable Annuity with Purchase
        Payment Credit Rider                              5,087,202     523,315

   AIM V.I. Value:
      The Principal Variable Annuity                     12,892,643   7,944,040
      The Principal Variable Annuity with Purchase
        Payment Credit Rider                              4,141,578     260,926







4. Purchases and Sales of Investments (continued)

    Division                                                            Purchases            Sales
   ------------------------------------------------------------------------------------------------------
   American Century VP Income & Growth:
      Principal Freedom Variable Annuity                                $     959,718      $     626,898
      The Principal Variable Annuity                                        3,456,133            174,259
      The Principal Variable Annuity with Purchase
        Payment Credit Rider                                                1,645,052             30,141

   American Century VP Ultra:
      The Principal Variable Annuity                                        1,109,489             46,645
      The Principal Variable Annuity with Purchase
        Payment Credit Rider                                                  954,551              5,431

   Asset Allocation:
      Premier Variable                                                          1,063                  -
      The Principal Variable Annuity                                       22,412,015         19,013,584
      The Principal Variable Annuity with Purchase
        Payment Credit Rider                                                6,073,499            689,211

   Balanced:
      Personal Variable                                                       932,470          2,162,327
      Premier Variable                                                      6,469,960         14,070,051
      The Principal Variable Annuity                                       20,893,655         22,660,245
      The Principal Variable Annuity with Purchase
        Payment Credit Rider                                                3,215,484            108,724

   Blue Chip:
      Principal Freedom Variable Annuity                                      342,794            196,070

   Bond:
      Personal Variable                                                       700,127            676,109
      Premier Variable                                                      4,513,087          5,736,665
      Principal Freedom Variable Annuity                                    2,334,011          1,089,753
      The Principal Variable Annuity                                       53,781,070         24,370,284
      The Principal Variable Annuity with Purchase
        Payment Credit Rider                                               15,566,671          1,878,182

    Division                                                            Purchases            Sales
   --------------------------------------------------------------------------------------------------------
   Capital Value:
      Bankers Flexible Annuity                                         $       70,961      $     550,123
      Pension Builder Plus                                                    496,017            409,606
      Pension Builder - Rollover IRA                                           66,594             46,336
      Personal Variable                                                     1,299,264          3,321,043
      Premier Variable                                                      7,583,046         17,239,687
      Principal Freedom Variable Annuity                                      371,035            335,274
      The Principal Variable Annuity                                       30,997,603         30,557,892
      The Principal Variable Annuity with Purchase
        Payment Credit Rider                                                6,323,751            810,704

   Dreyfus Founders Discovery:
      The Principal Variable Annuity                                          207,484             19,495
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                          119,362             13,301

   Equity Growth:
      Premier Variable                                                            457                  -
      The Principal Variable Annuity                                       63,679,839         56,523,815
      The Principal Variable Annuity with Purchase Payment Credit
        Rider                                                              11,845,441            677,893

   Fidelity VIP II Contrafund:
      The Principal Variable Annuity                                       12,283,537          8,413,141
      The Principal Variable Annuity with Purchase Payment Credit
        Rider                                                               4,729,695            661,832

   Fidelity VIP Growth:
      The Principal Variable Annuity                                       16,435,205          9,835,006
      The Principal Variable Annuity with Purchase Payment Credit
        Rider                                                               4,954,666            198,462

    Division                                                            Purchases            Sales
   --------------------------------------------------------------------------------------------------------
   Government Securities:
      Pension Builder Plus                                              $     100,458      $     134,837
      Pension Builder - Rollover IRA                                            9,646              1,886
      Personal Variable                                                       916,876          1,208,391
      Premier Variable                                                      4,782,577          4,785,420
      The Principal Variable Annuity                                       66,352,763         28,093,763
      The Principal Variable Annuity with Purchase Payment
        Credit Rider                                                       21,557,555          3,235,304

   Growth:
      Personal Variable                                                     1,443,614          2,528,915
      Premier Variable                                                     10,141,449         22,321,590
      The Principal Variable Annuity                                       26,771,800         34,130,180
      The Principal Variable Annuity with Purchase
        Payment Credit Rider                                                4,834,225            375,356

   International:
      Personal Variable                                                       708,015          1,220,434
      Premier Variable                                                      4,408,036         10,689,422
      Principal Freedom Variable Annuity                                      164,094            229,850
      The Principal Variable Annuity                                       25,023,054         27,780,476
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                                6,303,632            573,029

   International Emerging Markets:
      The Principal Variable Annuity                                        1,638,015            300,750
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                                1,016,613             68,035

   International SmallCap:
      The Principal Variable Annuity                                       11,794,587         11,743,914
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                                3,304,417            253,496

    Division                                                            Purchases            Sales
   --------------------------------------------------------------------------------------------------------
   INVESCO VIF Dynamics:
      The Principal Variable Annuity                                    $     266,467     $       30,283
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                                   59,324             19,172

   INVESCO VIF Health Sciences:
      The Principal Variable Annuity                                        2,672,233            229,164
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                                1,199,660             22,001

   INVESCO VIF Small Company Growth:
      The Principal Variable Annuity                                          372,279             11,936
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                                  178,189             20,773

   INVESCO VIF Technology:
      The Principal Variable Annuity                                        1,214,105            468,431
      The Principal Variable Annuity with Purchase
        Payment Credit Rider                                                  320,681             10,275

   Janus Aspen Aggressive Growth:
      The Principal Variable Annuity                                       10,509,845          1,102,522
      The Principal Variable Annuity with Purchase
        Payment Credit Rider                                                4,383,725            386,076

   LargeCap Growth:
      Principal Freedom Variable Annuity                                      257,415            248,299
      The Principal Variable Annuity                                        3,670,868            314,467
      The Principal Variable Annuity with Purchase
        Payment Credit Rider                                                2,255,942            272,110

   LargeCap Growth Equity:
      The Principal Variable Annuity                                        1,822,953            395,730
      The Principal Variable Annuity with Purchase
        Payment Credit Rider                                                1,059,884            120,000

    Division                                                            Purchases            Sales
   --------------------------------------------------------------------------------------------------------

   LargeCap Stock Index:
      Premier Variable                                                 $       80,990     $       30,870
      Principal Freedom Variable Annuity                                    1,391,538          1,000,123
      The Principal Variable Annuity                                       22,160,633         10,343,791
      The Principal Variable Annuity with Purchase
        Payment Credit Rider                                                6,734,252            541,430

   MicroCap:
      The Principal Variable Annuity                                        1,857,702            896,909
      The Principal Variable Annuity with Purchase
        Payment Credit Rider                                                  429,375             44,614

   MidCap:
      Personal Variable                                                     1,232,778          2,007,323
      Premier Variable                                                      7,924,356         16,333,536
      Principal Freedom Variable Annuity                                      355,260             80,182
      The Principal Variable Annuity                                       40,130,727         32,534,066
      The Principal Variable Annuity with Purchase
        Payment Credit Rider                                                9,335,857            607,671

   MidCap Growth:
      Principal Freedom Variable Annuity                                      726,609            406,544
      The Principal Variable Annuity                                        7,222,693          3,824,997
      The Principal Variable Annuity with Purchase
        Payment Credit Rider                                                2,259,184            390,452

   MidCap Growth Equity:
      The Principal Variable Annuity                                        2,506,125            689,515
      The Principal Variable Annuity with Purchase
        Payment Credit Rider                                                1,849,692            143,506

   MidCap Value:
      Premier Variable                                                            943                  1
      Principal Freedom Variable Annuity                                      964,756            498,284
      The Principal Variable Annuity                                        3,005,026            488,808
      The Principal Variable Annuity with Purchase
        Payment Credit Rider                                                  960,798             21,471


    Division                                                            Purchases            Sales
   --------------------------------------------------------------------------------------------------------
   Money Market:
      Pension Builder Plus                                             $       78,593     $       27,526
      Pension Builder - Rollover IRA                                            4,925                194
      Personal Variable                                                     2,230,228          2,313,951
      Premier Variable                                                     17,169,448         18,083,403
      Principal Freedom Variable Annuity                                    2,690,559          2,072,096
      The Principal Variable Annuity                                      136,680,458        108,086,236
      The Principal Variable Annuity with Purchase
        Payment Credit Rider                                               95,387,433         69,125,543

   Real Estate:
      Premier Variable                                                          4,213                  3
      The Principal Variable Annuity                                        7,574,032          4,385,660
      The Principal Variable Annuity with Purchase
        Payment Credit Rider                                                2,131,529            338,048

   SmallCap:
      Premier Variable                                                          1,040                  1
      Principal Freedom Variable Annuity                                      196,395             99,072
      The Principal Variable Annuity                                        9,589,546          5,483,327
      The Principal Variable Annuity with Purchase
        Payment Credit Rider                                                2,341,329            327,303

   SmallCap Growth:
      Principal Freedom Variable Annuity                                      140,096            129,266
      The Principal Variable Annuity                                       14,658,432         11,960,083
      The Principal Variable Annuity with Purchase
        Payment Credit Rider                                                3,726,925            297,260

   SmallCap Value:
      Premier Variable                                                         13,690                308
      The Principal Variable Annuity                                       10,235,035          3,871,833
      The Principal Variable Annuity with Purchase
        Payment Credit Rider                                                3,318,232            256,004

    Division                                                            Purchases            Sales
   --------------------------------------------------------------------------------------------------------
   Templeton Growth Securities:
      Principal Freedom Variable Annuity                                $     391,678     $       96,093

   Utilities:
      The Principal Variable Annuity                                       15,265,740          9,431,063
      The Principal Variable Annuity with Purchase
        Payment Credit Rider                                                4,762,093            627,245

5. Changes in Units Outstanding

Transactions in units were as follows for each of the years ended December 31:

                                                      2001                             2000
                                        --------------------------------- --------------------------------
                                        --------------------------------- --------------------------------
  Division                                 Purchased        Redeemed          Purchased      Redeemed
  ----------------------------------------------------------------------- --------------------------------
  AIM V.I. Growth:
     The Principal Variable Annuity          1,281,060        1,121,266         3,783,560        474,664
     The Principal Variable Annuity
       with Purchase Payment Credit Rider      313,946           25,129            25,451              -

  AIM V.I. Growth and Income:
     The Principal Variable Annuity          1,784,211        1,218,183         3,551,446        459,198
     The Principal Variable Annuity
       with Purchase Payment Credit Rider      592,076           60,433            45,789              -

  AIM V.I. Value:
     The Principal Variable Annuity          1,389,014          863,742         2,869,762        532,288
     The Principal Variable Annuity
       with Purchase Payment Credit Rider      446,201           28,370            21,268              -

                                                      2001                             2000
                                        --------------------------------- --------------------------------
                                        --------------------------------- --------------------------------
  Division                                 Purchased        Redeemed          Purchased      Redeemed
  ----------------------------------------------------------------------- --------------------------------
  American Century VP Income & Growth:
     Principal Freedom Variable
         Annuity                               106,622           69,105           106,651         16,219
     The Principal Variable Annuity            386,812           18,547                 -              -
     The Principal Variable Annuity
       with Purchase Payment Credit Rider      184,115            3,208                 -              -

  American Century VP Ultra:
     The Principal Variable Annuity            124,742            4,397                 -              -
     The Principal Variable Annuity
       with Purchase Payment Credit Rider      107,322              512                 -              -

  Asset Allocation:
     Premier Variable                            1,104                -                 -              -
     The Principal Variable Annuity          1,094,760          955,630         1,217,261        625,679
     The Principal Variable Annuity
       with Purchase Payment Credit Rider      296,673           34,640            16,320              -

  Balanced:
     Personal Variable                         431,102       1,252,450         2,627,311       3,027,826
     Premier Variable                        3,155,517       7,941,241        10,091,497      13,546,372
     The Principal Variable Annuity            975,434       1,284,492           679,605       2,547,657
     The Principal Variable Annuity
       with Purchase Payment Credit Rider      150,116           6,163             6,180               -

  Blue Chip:
     Principal Freedom Variable Annuity         42,576          24,178            53,997          76,318

                                                      2001                             2000
                                        --------------------------------- --------------------------------
                                        --------------------------------- --------------------------------
  Division                                 Purchased        Redeemed          Purchased      Redeemed
  ----------------------------------------------------------------------- --------------------------------
  Bond:
     Personal Variable                         382,030         417,845           952,879       1,147,589
     Premier Variable                        2,405,332       3,562,951         3,828,249       5,020,613
     Principal Freedom Variable Annuity        200,014          97,995           126,145          33,841
     The Principal Variable Annuity          3,137,765       1,493,385         1,129,449       2,392,267
     The Principal Variable Annuity
       with Purchase Payment Credit Rider      908,211         115,093            12,340               -

  Capital Value:
     Bankers Flexible Annuity                        -          18,718                 -          39,228
     Pension Builder Plus                       85,230          65,142             1,377         276,623
     Pension Builder - Rollover                  8,877           5,950             1,113          45,806
     Personal Variable                         489,635       1,340,185         3,448,543       4,365,173
     Premier Variable                        2,803,685       6,773,580        13,229,556      19,897,595
     Principal Freedom Variable Annuity         40,752          38,759           107,949          32,703
     The Principal Variable Annuity          1,397,442       1,377,529           917,684       3,846,678
     The Principal Variable Annuity
       with Purchase Payment Credit Rider      285,090          36,546            10,471               -

  Dreyfus Founders Discovery:
     The Principal Variable Annuity             24,188           2,648                  -              -
     The Principal Variable Annuity
       with Purchase Payment Credit Rider       13,915           1,806                  -              -

  Equity Growth:
     Premier Variable                              511               -                  -              -
     The Principal Variable Annuity          1,572,476       1,831,227          2,686,750      1,639,814
     The Principal Variable Annuity
       with Purchase Payment Credit Rider      292,505          21,963             13,951              -






5. Changes in Units Outstanding (continued)

                                                      2001                             2000
                                        --------------------------------- --------------------------------
                                        --------------------------------- --------------------------------
  Division                                 Purchased        Redeemed          Purchased      Redeemed
  ----------------------------------------------------------------------- --------------------------------
  Fidelity VIP II Contrafund:
     The Principal Variable Annuity          1,229,555         874,464          2,850,990        370,413
     The Principal Variable Annuity
       with Purchase Payment Credit Rider      473,432          68,792             13,731              -

  Fidelity VIP Growth:
     The Principal Variable Annuity          1,485,093       1,036,766          3,956,290        560,547
     The Principal Variable Annuity
       with Purchase Payment Credit Rider      447,706          20,921             26,928              -

  Government Securities:
     Pension Builder Plus                       26,012          53,855                812         97,079
     Pension Builder - Rollover IRA              2,205             443                  -          5,402
     Personal Variable                         425,315         691,305          2,129,726      2,391,404
     Premier Variable                        2,373,538       2,722,763          5,630,583      7,748,083
     The Principal Variable Annuity          3,895,389       1,688,116          1,453,550      2,812,015
     The Principal Variable Annuity
       with Purchase Payment Credit Rider    1,265,585         194,405             22,955              -

  Growth:
     Personal Variable                         774,718       1,341,433          3,485,394      3,795,981
     Premier Variable                        5,327,841      11,428,949         17,204,627     17,057,869
     The Principal Variable Annuity          1,524,382       1,817,279          1,333,899      2,062,162
     The Principal Variable Annuity
       with Purchase Payment Credit Rider      275,260          19,987             15,875              -

                                                      2001                             2000
                                        --------------------------------- --------------------------------
                                        --------------------------------- --------------------------------
  Division                                 Purchased        Redeemed          Purchased      Redeemed
  ----------------------------------------------------------------------- --------------------------------

  International:
     Personal Variable                         431,016         757,375         2,145,982       2,217,539
     Premier Variable                        2,573,847       6,170,149         8,567,515       8,808,757
     Principal Freedom Variable Annuity         18,950          25,706            44,926          11,913
     The Principal Variable Annuity          1,693,799       1,771,267         1,879,236       1,470,338
     The Principal Variable Annuity
       with Purchase Payment Credit Rider      426,690          36,536            21,679               -

  International Emerging Markets:
     The Principal Variable Annuity            175,302          31,947            12,074           2,725
     The Principal Variable Annuity
       with Purchase Payment Credit Rider      108,799           7,227             9,930               -

  International SmallCap:
     The Principal Variable Annuity            927,850         901,540         2,483,111         907,453
     The Principal Variable Annuity
       with Purchase Payment Credit Rider      259,950          19,460            24,574               -

  INVESCO VIF Dynamics:
     The Principal Variable Annuity             34,537           3,810                 -               -
     The Principal Variable Annuity
       with Purchase Payment Credit Rider        7,689           2,412                 -               -

  INVESCO VIF Health Sciences:
     The Principal Variable Annuity            274,251          22,250                 -               -
     The Principal Variable Annuity
       with Purchase Payment Credit Rider      123,121           2,162                 -               -

                                                      2001                             2000
                                        --------------------------------- --------------------------------
                                        --------------------------------- --------------------------------
  Division                                 Purchased        Redeemed          Purchased      Redeemed
  ----------------------------------------------------------------------- --------------------------------

  INVESCO VIF Small Company Growth:
       The Principal Variable Annuity           46,383           1,360                 -               -
       The Principal Variable Annuity
         with Purchase Payment Credit Rider     22,201           2,367                 -               -

  INVESCO VIF Technology:
     The Principal Variable Annuity            174,986           74,815                 -              -
     The Principal Variable Annuity
       with Purchase Payment Credit Rider       46,219            1,641                 -              -

  Janus Aspen Aggressive Growth:
     The Principal Variable Annuity          1,547,921          170,075            70,375            146
     The Principal Variable Annuity
       with Purchase Payment Credit Rider      645,648           59,556            21,111              -

  LargeCap Growth:
     Principal Freedom Variable Annuity         27,268           24,770            67,078         12,035
     The Principal Variable Annuity            448,279           37,708            34,014              -
     The Principal Variable Annuity
       with Purchase Payment Credit Rider      275,491           32,629            24,526              -

  LargeCap Growth Equity:
     The Principal Variable Annuity            254,913           54,868            18,248              -
     The Principal Variable Annuity
       with Purchase Payment Credit Rider      148,210           16,638            16,782              -

                                                      2001                             2000
                                        --------------------------------- --------------------------------
                                        --------------------------------- --------------------------------
  Division                                 Purchased        Redeemed          Purchased      Redeemed
  ----------------------------------------------------------------------- --------------------------------

  LargeCap Stock Index:
     Premier Variable                           83,407           31,275                 -              -
     Principal Freedom Variable Annuity        153,854          109,860           250,155        120,977
     The Principal Variable Annuity          2,481,079        1,132,920         2,377,306        555,556
     The Principal Variable Annuity
       with Purchase Payment Credit Rider      753,959           59,601            15,960              -

  MicroCap:
     The Principal Variable Annuity            217,421          101,505           372,778         93,127
     The Principal Variable Annuity
       with Purchase Payment Credit Rider       50,253            5,049             959                -

  MidCap:
     Personal Variable                         460,105          841,891         2,444,915      2,622,234
     Premier Variable                        2,941,307        6,807,846         9,600,888      9,759,580
     Principal Freedom Variable Annuity         28,379            6,433            16,032          7,281
     The Principal Variable Annuity          1,513,588        1,328,248         1,156,375      1,608,053
     The Principal Variable Annuity
       with Purchase Payment Credit Rider      352,115           24,809             7,807              -

  MidCap Growth:
     Principal Freedom Variable Annuity         75,907           43,331            25,879          4,058
     The Principal Variable Annuity            719,282          390,942         1,065,087        272,400
     The Principal Variable Annuity
       with Purchase Payment Credit Rider      224,984           39,907            10,231              -

5. Changes in Units Outstanding (continued)

                                                      2001                             2000
                                        --------------------------------- --------------------------------
                                        --------------------------------- --------------------------------
  Division                                 Purchased        Redeemed          Purchased      Redeemed
  ----------------------------------------------------------------------- --------------------------------

  MidCap Growth Equity:
     The Principal Variable Annuity            336,229           90,181            86,569            243
     The Principal Variable Annuity
       with Purchase Payment Credit Rider      248,160           18,769            13,022              -

  MidCap Value:
     Premier Variable                              992                -                 -              -
     Principal Freedom Variable Annuity         69,035           36,745            14,589            682
     The Principal Variable Annuity            316,251           54,753                 -              -
     The Principal Variable Annuity
       with Purchase Payment Credit Rider      101,115            2,405                 -              -

  Money Market:
     Pension Builder Plus                       23,506            7,883             2,530         13,157
     Pension Builder - Rollover IRA              1,945               34                60          5,622
     Personal Variable                       1,504,088        1,616,962         6,518,390      6,351,692
     Premier Variable                       11,485,303       12,465,802        49,738,707     50,001,717
     Principal Freedom Variable Annuity        240,127          187,180           230,831        238,397
     The Principal Variable Annuity         10,249,767        8,177,038        13,743,676     15,423,936
     The Principal Variable Annuity
       with Purchase Payment Credit Rider    7,153,173        5,229,549           603,958         70,391

  Real Estate:
     Premier Variable                            4,135                -                 -              -
     The Principal Variable Annuity            630,468          379,539           627,210        245,817
     The Principal Variable Annuity
       with Purchase Payment Credit Rider      177,430           29,256            10,109              -

  SmallCap:
     Premier Variable                            1,432                -                 -              -
     Principal Freedom Variable Annuity         16,462            7,865            19,643          4,622
     The Principal Variable Annuity            996,080          548,931         1,380,754        338,240
     The Principal Variable Annuity
       with Purchase Payment Credit Rider      243,197           32,766             7,835              -

  SmallCap Growth:
     Principal Freedom Variable Annuity         12,865           11,584            20,077          9,277
     The Principal Variable Annuity          1,146,337          915,253         2,920,604        774,221
     The Principal Variable Annuity
       with Purchase Payment Credit Rider      291,458           22,748            21,904              -

  SmallCap Value:
     Premier Variable                           13,489              294                 -              -
     The Principal Variable Annuity            761,115          304,328           375,835        156,398
     The Principal Variable Annuity
       with Purchase Payment Credit Rider      246,756           20,122             2,520              -

  Templeton Growth Securities:
     Principal Freedom Variable Annuity         23,238            8,033            66,932         44,724

  Utilities:
     The Principal Variable Annuity          1,228,991          788,487         1,077,574        494,913
     The Principal Variable Annuity
       with Purchase Payment Credit Rider      383,379           52,442            15,897              -

                                                      2001                             2000
                                        --------------------------------- --------------------------------
                                        --------------------------------- --------------------------------
  Division                                 Purchased        Redeemed          Purchased      Redeemed
  ----------------------------------------------------------------------- --------------------------------
  SmallCap:
     Premier Variable                            1,432                -                 -              -
     Principal Freedom Variable Annuity         16,462            7,865            19,643          4,622
     The Principal Variable Annuity            996,080          548,931         1,380,754        338,240
     The Principal Variable Annuity
       with Purchase Payment Credit Rider      243,197           32,766             7,835              -

  SmallCap Growth:
     Principal Freedom Variable Annuity         12,865           11,584            20,077          9,277
     The Principal Variable Annuity          1,146,337          915,253         2,920,604        774,221
     The Principal Variable Annuity
       with Purchase Payment Credit Rider      291,458           22,748            21,904              -

  SmallCap Value:
     Premier Variable                           13,489              294                 -              -
     The Principal Variable Annuity            761,115          304,328           375,835        156,398
     The Principal Variable Annuity
       with Purchase Payment Credit Rider      246,756           20,122             2,520              -

  Templeton Growth Securities:
     Principal Freedom Variable Annuity         23,238            8,033            66,932         44,724

  Utilities:
     The Principal Variable Annuity          1,228,991          788,487         1,077,574        494,913
     The Principal Variable Annuity
       with Purchase Payment Credit Rider      383,379           52,442            15,897              -

6. Financial Highlights

Principal Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

Separate Account B has presented the following disclosures for 2001 in accordance with AICPA Audit and Accounting Guide for Investment Companies, which is effective January 1, 2001. Information for years prior to 2001 is not required to be presented. The following table was developed by determining which products offered by Principal Life have the lowest and highest total return. Only product designs within each division that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by Principal Life as contract owners may not have selected all available and applicable contract options as discussed in Note 2.

                                                                    For the Year Ended December 31, 2001,
                                 December 31, 2001                             Except as Noted
                        -----------------------------------------------------------------------------------------
                        -----------------------------------------------------------------------------------------
         Division         Units      Unit Fair    Net Assets  Investment     Expenses             Total
                                                                            Ratio (2)          Return (3)
                                    Value Lowest                Income      Lowest to           Lowest to
                         (000's)     to Highest     (000s)    Ratio (1)      Highest             Highest
   --------------------------------------------------------------------------------------------------------------
   --------------------------------                          ----------------------------------------------------

   AIM V.I. Growth         4,751   $6.24 to $6.28 $  29,841       0.22%   1.25% to 1.75%  (34.68)% to (35.14%)
   AIM V.I. Growth and
      Income               5,730    7.73 to 7.78     44,553       0.05     1.25 to 1.75    (24.29) to (23.79)
   AIM V.I. Value          4,451    8.35 to 8.41     37,396       0.14     1.25 to 1.75    (14.18) to (13.67)
   American Century VP
      Income and Growth      720    8.93 to 8.96      6,448       0.29     0.85 to 1.75     (20.46) to (9.17)
   American Century VP
      Ultra (4)              227    9.08 to 9.12      2,068       -        1.25 to 1.75    (18.22) to (17.57)
   Asset Allocation        4,923   0.99 to 18.75     92,273       2.18     0.42 to 1.75     (5.67) to (2.40)
   Balanced               16,832   1.66 to 16.21    131,087       3.40     0.42 to 1.75     (8.67) to (7.26)
   Blue Chip                 119        7.46            890       0.70         0.85              (17.81)
   Bond                   14,998   1.64 to 15.65    151,716       6.02     0.42 to 1.75       6.14 to 7.74
   Capital Value          24,351   2.34 to 27.92    224,263       1.21     0.42 to 1.75     (9.74) to (8.49)
   Dreyfus Founders
      Discovery (4)           34    8.79 to 8.82        297       -        1.25 to 1.75    (24.13) to (23.55)
   Equity Growth          10,091   0.95 to 28.12    283,731       0.11     0.42 to 1.75    (16.42) to (12.00)

                                                                    For the Year Ended December 31, 2001,
                                 December 31, 2001                             Except as Noted
                        -----------------------------------------------------------------------------------------
                        -----------------------------------------------------------------------------------------
                                                                            Expenses             Total
                                     Unit Fair                Investment    Ratio (2)          Return (3)
                          Units     Value Lowest  Net Assets    Income      Lowest to           Lowest to
         Division        (000's)     to Highest     (000s)    Ratio (1)      Highest             Highest
   --------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------
   Fidelity VIP II
      Contrafund           4,691   $8.95 to $9.01   $42,213       0.67%   1.25% to 1.75%  (13.94)% to (13.50)%
   Fidelity VIP Growth     5,739    8.58 to 8.64     49,561       -        1.25 to 1.75    (19.29) to (18.72)
   Government Securities  18,304   1.76 to 16.07    182,868       4.93     0.42 to 1.75       5.63 to 7.06
   Growth                 27,307   1.63 to 16.26    194,687       -        0.42 to 1.75    (26.89) to (25.91)
   International          16,955   1.41 to 13.53    128,099       0.15     0.42 to 1.75    (25.66) to (24.21)
   International
      Emerging Markets       264    9.31 to 9.37      2,469       0.50     1.25 to 1.75     (5.96) to (5.44)
   International
      SmallCap             3,113   11.52 to 11.59    36,066       -        1.25 to 1.75    (23.25) to (22.83)
   INVESCO VIF Dynamics
      (4)                     36    7.96 to 7.99        287       -        1.25 to 1.75    (40.85) to (40.42)
   INVESCO VIF Health
      Science (4)            373    9.82 to 9.85      3,670       -        1.25 to 1.75     (6.55) to (6.01)
   INVESCO VIF Small
      Company Growth (4)      65    8.41 to 8.44        547       -        1.25 to 1.75    (31.46) to (31.05)
   INVESCO VIF
      Technology (4)         145    7.04 to 7.07      1,022       -        1.25 to 1.75    (58.05) to (55.94)
   Janus Aspen
      Aggressive Growth    2,055    5.53 to 5.57     11,415       -        1.25 to 1.75    (40.67) to (40.35)
   LargeCap Growth           801    7.13 to 8.71      5,872       -        0.85 to 1.75    (25.65) to (24.88)
   LargeCap Growth
      Equity                 367    6.66 to 6.71      2,452       -        1.25 to 1.75    (31.41) to (30.93)
   LargeCap Stock Index    6,721    0.94 to 8.58     56,637       1.06     0.42 to 1.75    (14.40) to (12.85)
   MicroCap                  685    8.77 to 8.82      6,046       -        1.25 to 1.75       0.00 to 0.62
   MidCap                 19,815   2.35 to 22.98    239,234       0.76     0.42 to 1.75     (5.51) to (4.02)
   MidCap Growth           2,126    9.16 to 9.96     19,630       -        0.85 to 1.75    (18.43) to (17.65)
   MidCap Growth Equity      575    6.91 to 6.96      3,990       -        1.25 to 1.75    (28.84) to (28.32)
   MidCap Value              425   0.99 to 14.06      4,347       0.21     0.42 to 1.75     (10.14) to (2.40)
   Money Market           21,440   1.45 to 13.25    150,639       3.67     0.42 to 1.75       2.02 to 3.57
   Real Estate             1,056   1.02 to 12.16     12,775       4.80     0.42 to 1.75       4.80 to 7.38

                                                                    For the Year Ended December 31, 2001,
                                 December 31, 2001                             Except as Noted
                        -----------------------------------------------------------------------------------------
                        -----------------------------------------------------------------------------------------
         Division         Units      Unit Fair    Net Assets  Investment     Expenses             Total
                                                                            Ratio (2)          Return (3)
                                    Value Lowest                Income      Lowest to           Lowest to
                         (000's)     to Highest     (000s)    Ratio (1)      Highest             Highest
   --------------------------------------------------------------------------------------------------------------
   --------------------------------                          ----------------------------------------------------
   SmallCap                2,990  $0.93 to $12.27   $29,827      -%        0.42% to 1.75%    (16.80)% to 1.67%
   SmallCap Growth         4,093   9.88 to 11.23     45,886         -      0.85 to 1.75      (33.27) to (32.57)
   SmallCap Value          1,455   0.96 to 12.99     18,725       0.99     0.42 to 1.75      (9.60) to 4.95
   Templeton Growth
      Securities              57       11.94            685       1.88         0.85              (1.31)
   Utilities               3,040    9.67 to 9.73     29,567       2.52     1.25 to 1.75      (29.00) to (28.60)

   (1)These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
   (2)These ratios represent the annualized contract expenses of Separate Account B, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
   (3)These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
   (4)Commencement of operations, May 19, 2001. Investment income ratio and expense ratio have been annualized.

CONSOLIDATED FINANCIAL STATEMENTS

Principal Life Insurance Company
Years Ended December 31, 2001, 2000, and 1999

                        Principal Life Insurance Company

                        Consolidated Financial Statements

                  Years Ended December 31, 2001, 2000, and 1999




                                    Contents

Report of Independent Auditors.............................................1

Audited Consolidated Financial Statements

Consolidated Statements of Financial Position..............................2
Consolidated Statements of Operations......................................3
Consolidated Statements of Stockholder's Equity............................4
Consolidated Statements of Cash Flows......................................5
Notes to Consolidated Financial Statements.................................7

                         Report of Independent Auditors

The Board of Directors and Stockholder
Principal Life Insurance Company

We have audited the accompanying consolidated statements of financial position of Principal Life Insurance Company (the Company, an indirect wholly-owned subsidiary of Principal Financial Group, Inc.) as of December 31, 2001 and 2000, and the related consolidated statements of operations, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Principal Life Insurance Company at December 31, 2001 and 2000, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for derivative instruments and hedging activities in response to a new accounting standard that became effective January 1, 2001.



Des Moines, Iowa
February 1, 2002

                        Principal Life Insurance Company

                  Consolidated Statements of Financial Position

                                                     December 31,
                                               2001               2000
                                             -------------- ------------------
                                                 (in millions, except
                                                    per share data)
Assets
Fixed maturities, available-for-sale.........  $29,007.4          $26,142.1
Fixed maturities, trading....................       17.8                -
Equity securities, available-for-sale........      798.7              710.3
Mortgage loans...............................   10,884.6           11,325.8
Real estate..................................      950.5            1,391.7
Policy loans.................................      831.9              803.6
Other investments............................      615.5              532.8
                                             -------------- ------------------
   Total investments.........................   43,106.4           40,906.3

Cash and cash equivalents....................    1,077.7            1,842.1
Accrued investment income....................      593.5              530.4
Premiums due and other receivables...........      468.3              401.8
Deferred policy acquisition costs............    1,322.3            1,333.3
Property and equipment.......................      480.6              471.2
Goodwill and other intangibles...............       72.2               94.1
Mortgage loan servicing rights...............    1,778.5            1,084.4
Separate account assets......................   34,028.9           33,180.4
Other assets.................................      642.2              558.9
                                             -------------- ------------------
                                             -------------- ------------------
   Total assets..............................  $83,570.6          $80,402.9
                                             ============== ==================
                                             ============== ==================

Liabilities
Contractholder funds.........................  $24,664.6          $24,300.2
Future policy benefits and claims............   13,011.7           12,579.6
Other policyholder funds.....................      576.6              597.4
Short-term debt..............................    1,378.4            1,339.9
Long-term debt...............................      617.6              672.3
Income taxes currently payable...............        -                124.5
Deferred income taxes........................      782.7              399.0
Separate account liabilities.................   34,028.9           33,180.4
Other liabilities............................    3,167.9            1,909.4
                                             -------------- ------------------
                                             -------------- ------------------
   Total liabilities.........................   78,228.4           75,102.7
Stockholder's equity
Common stock, par value $.01 per share -
5.0 million shares authorized, 2.5
   million shares issued and outstanding
   (wholly owned indirectly by Principal
    Financial Group, Inc.).                          2.5                2.5
Additional paid-in capital...................    5,004.6               21.0
Retained earnings (deficit)..................      (26.6)           5,188.6
Accumulated other comprehensive income.......      368.4               88.1
Treasury stock, at cost (363.7 thousand
shares of Principal
   Financial Group, Inc. common stock).......       (6.7)               -
                                             -------------- ------------------
Total stockholder's equity...................    5,342.2            5,300.2
                                             -------------- ------------------
                                             -------------- ------------------
Total liabilities and stockholder's
    equity..........................           $83,570.6          $80,402.9
                                             ============== ==================

See accompanying notes.

                        Principal Life Insurance Company

                      Consolidated Statements of Operations

                                                               For the year ended December 31,
                                                         2001               2000               1999
                                                   ------------------ ------------------ ------------------
                                                                        (in millions)
Revenues
Premiums and other considerations...............        $3,795.7           $3,929.3           $3,937.6
Fees and other revenues.........................         1,502.3            1,214.5            1,126.0
Net investment income...........................         3,210.7            3,115.5            3,045.8
Net realized capital gains (losses).............          (492.7)             151.8              456.6
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
Total revenues..................................         8,016.0            8,411.1            8,566.0

Expenses
Benefits, claims, and settlement expenses.......         5,092.4            5,147.1            5,260.9
Dividends to policyholders......................           313.7              312.7              304.6
Operating expenses..............................         2,139.7            2,060.9            1,867.3
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
Total expenses..................................         7,545.8            7,520.7            7,432.8
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------

Income before income taxes and cumulative
   effect of accounting change..................           470.2              890.4            1,133.2

Income taxes....................................            92.4              248.8              323.5
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
Income before cumulative effect of accounting              377.8              641.6              809.7
   change.......................................

Cumulative effect of accounting change, net of
   related income taxes.........................           (10.7)               -                  -
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
Net income......................................       $   367.1          $   641.6          $   809.7
                                                   ================== ================== ==================

See accompanying notes.



                        Principal Life Insurance Company

                 Consolidated Statements of Stockholder's Equity

                                                                                Accumulated
                                                     Additional    Retained        other                            Total
                                          Common      paid-in      earnings     comprehensive      Treasury      stockholder's
                                          stock       capital     (deficit)      income (loss)      stock          equity
                                        ----------- ------------- ----------- ------------------ ------------ ----------------
                                                                            (in millions)

Balances at January 1, 1999..........       $2.5    $      -         $4,749.9      $   717.0       $  -            $5,469.4
Dividends to parent..................        -             -           (449.0)           -            -              (449.0)
Comprehensive loss:                                                                      -            -
   Net income........................        -             -            809.7            -            -               809.7
   Net unrealized gains (losses).....        -             -              -         (1,301.2)         -            (1,301.2)
   Provision for deferred income
     tax benefit.....................        -             -              -            453.2          -               453.2
   Foreign currency translation
     adjustment......................        -             -              -            (31.1)         -               (31.1)
                                                                                                                   -----------
                                                                                                                   -----------
Comprehensive loss...................                                                                                 (69.4)
                                            ------- -------------    --------     --------------   ----------      -----------
Balances at December 31, 1999........        2.5           -          5,110.6         (162.1)         -             4,951.0
Reclassification of retained earnings                                        )
   to additional paid-in capital.....        -            21.0          (21.0            -            -                 -
Dividends to parent..................        -             -           (542.6)           -            -              (542.6)
Comprehensive income:
   Net income........................        -             -            641.6            -            -               641.6
   Net unrealized gains (losses).....        -             -              -            344.6          -               344.6
   Provision for deferred income
     taxes...........................        -             -              -           (121.4)         -              (121.4)
   Foreign currency translation
     adjustment......................        -             -              -             27.0          -                27.0
                                                                                                                   -----------
                                                                                                                   -----------
Comprehensive income.................                                                                                 891.8
                                           -------- ------------- ----------- ------------------ ------------      -----------
Balances at December 31, 2000........        2.5          21.0        5,188.6           88.1          -             5,300.2
Contributions and distributions in
   connection with Principal
   Mutual Holding Company's
   demutualization transaction.......        -         4,976.9       (4,937.3)           -            -                39.6
Principal Financial Group, Inc.
   shares held in rabbi trusts.......        -             6.7            -              -           (6.7)              -
Dividends to parent..................        -             -           (645.0)           9.8          -              (635.2)
Comprehensive income:
   Net income before Principal
     Mutual Holding Company's
     demutualization.................        -             -            393.7            -            -               393.7
   Net loss after Principal
     Mutual Holding Company's
     demutualization.................        -             -            (26.6)           -            -               (26.6)
                                                                  -----------                                 ----------------
                                                                  -----------                                 ----------------
   Net income for the year...........        -             -            367.1            -            -               367.1
   Net unrealized gains (losses).....        -             -              -            405.2          -               405.2
   Provision for deferred income
     taxes...........................        -             -              -           (144.4)         -              (144.4)
   Foreign currency translation
     adjustment......................        -             -              -             23.9          -                23.9
   Cumulative effect of accounting
     change, net of related income
     taxes...........................        -             -              -            (14.2)         -               (14.2)
                                                                                                              ----------------
                                                                                                              ----------------
Comprehensive income.................                                                                                 637.6
                                            ------- ------------- ----------- ------------------ ------------ ----------------

Balances at December 31, 2001........       $2.5      $5,004.6    $     (26.6)     $   368.4        $(6.7)         $5,342.2
                                           ======== ============= =========== ================== ============ ================

See accompanying notes.

6

                        Principal Life Insurance Company

                      Consolidated Statements of Cash Flows

                                                                 For the year ended December 31,
                                                             2001             2000              1999
                                                       ----------------- ---------------- -----------------
                                                                          (in millions)
Operating activities
Net income............................................    $    367.1         $   641.6        $   809.7
Adjustments to reconcile net income to net cash
   provided by operating activities:
     Cumulative effect of accounting change,
       net of related income taxes....................          10.7               -                -
     Amortization of deferred policy acquisition
       costs..........................................         157.6             238.6            173.7
     Additions to deferred policy acquisition costs...        (249.0)           (263.6)          (253.8)
     Accrued investment income........................         (66.8)            (59.0)           (37.0)
     Premiums due and other receivables...............         (79.7)            (51.9)            84.6
     Contractholder and policyholder liabilities
       and dividends..................................       1,669.7           1,456.5          1,650.6
     Current and deferred income taxes................          62.2             127.9             45.8
     Net realized capital gains.......................         492.7            (151.8)          (456.6)
     Depreciation and amortization expense............          95.3              97.0             98.8
     Amortization and impairment/recovery of
       mortgage servicing rights......................         408.7             157.3             94.4
     Other............................................         819.5             495.0            (18.2)
                                                       ----------------- ---------------- -----------------
                                                       ----------------- ---------------- -----------------
Net adjustments.......................................       3,320.9           2,046.0          1,382.3
                                                       ----------------- ---------------- -----------------
                                                       ----------------- ---------------- -----------------
Net cash provided by operating activities.............       3,688.0           2,687.6          2,192.0

Investing activities Available-for-sale securities:
   Purchases..........................................     (12,075.3)        (12,932.5)       (11,510.2)
   Sales..............................................       6,427.7           7,312.8          6,947.1
   Maturities.........................................       2,501.2           2,665.3          2,599.2
Net cash flows from trading securities................         (17.0)              -                -
Mortgage loans acquired or originated.................     (40,430.2)        (10,471.3)       (16,594.6)
Mortgage loans sold or repaid.........................      40,895.8          12,026.8         16,361.5
Net change in mortgage servicing rights...............           -                 -                -
Purchases of mortgage servicing rights................        (968.4)           (235.9)          (336.7)
Proceeds from sale of mortgage servicing rights.......          31.5              53.0             29.2
Real estate acquired..................................        (290.0)           (324.3)          (449.7)
Real estate sold......................................         803.8             795.8            869.8
Net change in property and equipment..................         (86.6)            (71.5)           (61.8)
Net proceeds (disbursements) from sales of
   subsidiaries.......................................         (14.8)              -               41.7
Purchases of interest in subsidiaries,  net of cash
   acquired...........................................          (8.4)              -              (12.8)
Net change in other investments.......................        (198.6)            (95.5)            24.2
                                                       ----------------- ---------------- -----------------
                                                       ----------------- ---------------- -----------------
Net cash used in investing activities.................      (3,429.3)         (1,277.3)        (2,093.1)

                        Principal Life Insurance Company


                                                                 For the year ended December 31,
                                                             2001             2000              1999
                                                       ----------------- ----------------   -----------------
                                                                          (in millions)
Financing activities
Payments to eligible policyholders under Principal
   Mutual Holding Company's plan of conversion.......      $(1,177.5)      $       -        $       -
Issuance of debt.....................................          149.2             230.4            203.5
Principal repayments of debt.........................         (203.9)           (119.9)           (40.2)
Proceeds of short-term borrowings....................           38.5           1,373.4          4,952.4
Repayment of short-term borrowings...................            -              (346.8)        (4,895.7)
Contribution received from parent....................        1,689.7               -                -
Dividends paid to parent.............................         (498.9)           (345.5)          (354.5)
Investment contract deposits.........................        5,054.9           3,982.6          5,325.4
Investment contract withdrawals......................       (6,075.1)         (5,011.3)        (5,081.7)
                                                       ----------------- ----------------   -----------------
                                                       ----------------- ----------------   -----------------
Net cash provided by (used in) financing activities..       (1,023.1)           (237.1)           109.2
                                                       ----------------- ----------------   -----------------

Net increase (decrease) in cash and cash equivalents.         (764.4)          1,173.2            208.1

Cash and cash equivalents at beginning of year.......        1,842.1             668.9            460.8
                                                       ----------------- ----------------   -----------------
                                                       ----------------- ----------------   -----------------
Cash and cash equivalents at end of year.............      $ 1,077.7          $1,842.1        $   668.9
                                                       ================= ================   =================
                                                       ================= ================   =================

Schedule of noncash transactions
Policy credits to eligible policyholders under
   Principal Mutual Holding Company's plan of
   conversion........................................     $    472.6
                                                       =================
                                                       =================
Reclassification of stockholder's equity in
   connection with Principal Mutual Holding Company's
   plan of conversion................................       $3,287.2
                                                       =================
                                                       =================
Dividend of net remaining noncash assets and
   liabilities of subsidiary - Principal
   International, Inc. to Principal Financial
   Services, Inc. on
   April 1, 2001.....................................     $   (136.3)
                                                       =================
                                                       =================
Net transfer of noncash assets and liabilities to an
   unconsolidated limited liability company in
   exchange for a minority interest..................                     $  (255.0)
                                                                         ================
                                                                         ================
Dividend of net noncash assets and liabilities of
   subsidiaries - Principal International de Chile,
   S.A. and Principal Compania de Seguros de Vida
   Chile, S.A. to Principal Financial Services, Inc.
   on September 28, 2000.............................                     $  (170.6)
                                                                         ================
                                                                         ================
Dividend of net noncash assets and liabilities of
   Princor Financial Services Corporation to
   Principal Financial Services, Inc. on April 1, 1999                                      $    (12.0)
                                                                                            =================

See accompanying notes.

                        Principal Life Insurance Company

                   Notes to Consolidated Financial Statements

                                December 31, 2001

1. Nature of Operations and Significant Accounting Policies

Description of Business

Principal Life Insurance Company and its consolidated subsidiaries ("the Company") is a diversified financial services organization engaged in promoting retirement savings and investment and insurance products and services in the U.S. In addition, the Company offers residential mortgage loan origination and servicing in the U.S.

Reorganization

Under the terms of Principal Mutual Holding Company's Plan of Conversion, effective October 26, 2001 (the "Date of Demutualization"), Principal Mutual Holding Company, the Company's ultimate parent, converted from a mutual insurance holding company ("MIHC") to a stock company, and Principal Financial Group, Inc. ("PFG"), a new Delaware business corporation, completed its initial public offering ("IPO"). All policyholder membership interests in Principal Mutual Holding Company were extinguished on that date and eligible policyholders of the MIHC received, in aggregate, 260.8 million shares of common stock, $1,177.5 million of cash and $472.6 million of policy credits as compensation.

After giving effect to the reorganization resulting from the demutualization, the Company is now a direct wholly-owned subsidiary of Principal Financial Services, Inc. ("PFSI"), which in turn is a direct wholly-owned subsidiary of PFG.

In PFG's IPO, 100.0 million shares of common stock were issued at a price of $18.50 per share. Net proceeds from the IPO were $1,753.9 million, of which $64.2 million was retained by PFG, and $1,689.7 million was contributed to the Company to reimburse for cash, policy credits and demutualization expenses, which were $18.6 million and $7.2 million, net of income taxes, in 2001 and 2000, respectively.

Basis of Presentation

The accompanying consolidated financial statements of the Company and its majority-owned subsidiaries have been prepared in conformity with accounting principles generally accepted in the U.S. ("U.S. GAAP"). Less than majority-owned entities in which the Company has at least a 20% interest are reported on the equity basis in the consolidated statements of financial position as other investments. All significant intercompany accounts and transactions have been eliminated.

Total assets of the unconsolidated entities amounted to $3,769.1 million at December 31, 2001, and $2,234.9 million at December 31, 2000. Total revenues of the unconsolidated entities were $2,650.2 million, $2,127.9 million and $1,971.5 million in 2001, 2000 and 1999, respectively. During 2001, 2000 and 1999, the Company included $46.1 million, $31.4 million and $107.7 million, respectively, in net investment income representing the Company's share of current year net income of the unconsolidated entities. The unconsolidated entities primarily include the Company's 23% interest in Coventry Health Care, Inc. and minority interests in domestic joint ventures and partnerships. The Company's net investment in these Companies at December 31, 2001 and 2000, was $126.2 million and $109.2 million, respectively.

                        Principal Life Insurance Company

1. Nature of Operations and Significant Accounting Policies (continued)

Closed Block

At the time the MIHC structure was created in 1998, the Company formed and began operating a closed block ("Closed Block") for the benefit of individual participating dividend-paying policies in force on that date. See Note 7 for further details regarding the Closed Block.

Use of Estimates in the Preparation of Financial Statements

The preparation of the Company's consolidated financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the consolidated financial statements and accompanying notes.

Accounting Changes

In June 1998, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"). In June 1999, SFAS No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133 was issued deferring the effective date of SFAS 133 by one year, to fiscal years beginning after June 15, 2000. In June 2000, the FASB issued SFAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities - an amendment of FASB Statement No. 133, which amended the accounting and reporting standards of SFAS 133 for certain derivative instruments and certain hedging activities.

As amended, SFAS 133 requires, among other things, that all derivatives be recognized in the consolidated statement of financial position as either assets or liabilities that are measured at fair value. SFAS 133 also establishes special accounting for qualifying hedges, which allows for matching the timing of gain or loss recognition on the hedging instrument with the recognition of the corresponding changes in value of the hedged item. Changes in the fair value of a derivative qualifying as a hedge are recognized in earnings or directly in stockholder's equity depending on the instrument's intended use. For derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS 133, changes in fair value are required to be recognized in earnings in the period of change.

At January 1, 2001, the Company's consolidated financial statements were adjusted to record a cumulative effect of adopting SFAS 133, as follows (in millions):

                                                                                       Accumulated other
                                                                        Net           comprehensive income
                                                                       income               (loss)
                                                                  ------------------ ----------------------
   Adjustment to fair value of derivative contracts (1).........        $(16.4)               $(15.8)
   Income tax impact............................................           5.7                   1.6
                                                                  ------------------ ----------------------
                                                                  ------------------ ----------------------
   Total........................................................        $(10.7)               $(14.2)
                                                                  ================== ======================
------------------

   (1) Amount presented is net of adjustment to hedged item.

SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140") was issued in September 2000 and was effective for transfers, servicings and extinguishments occurring after March 31, 2001. SFAS 140 replaced SFAS No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 125"). Although SFAS 140 clarified or amended various aspects of SFAS 125, most of the fundamental concepts from SFAS 125 were brought forward without modification. The Company adopted SFAS 140 on April 1, 2001, and modified its securitization trust agreements to meet the new requirements to enable it to continue recognizing transfers of certain financial instruments as sales. As a result, the adoption of SFAS 140 did not have a significant impact on the Company's consolidated financial statements.

In July 2000, the Emerging Issues Task Force ("EITF") reached consensus on Issue 99-20, Recognition of Interest Income and Impairment on Certain Investments ("EITF 99-20"). This Issue requires an enterprise that invests in certain mortgage-backed and asset-backed securities to record changes in their estimated yield on a prospective basis and provides additional guidance in assessing these securities for other than temporary declines in value. The Company adopted EITF 99-20 on April 1, 2001. Since adoption, the Company recognized $28.7 million of realized capital losses related to other than temporary impairments on its asset-backed securities.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity date of three months or less when purchased.

Investments

In accordance with the provisions of SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of fixed maturity securities at the time of purchase. Fixed maturity securities include bonds, mortgage-backed securities, and redeemable preferred stock. The Company classifies its fixed maturity securities as either available-for-sale or trading and, accordingly, carries them at fair value. (See
Note 15 for policies related to the determination of fair value.) Unrealized gains and losses related to available-for-sale securities are reflected in stockholder's equity net of related deferred policy acquisition costs and applicable taxes. Unrealized gains and losses related to trading securities are reflected in net realized capital gains and losses. The cost of fixed maturity securities is adjusted for amortization of premiums and accrual of discounts, both computed using the interest method. The cost of fixed maturity securities is adjusted for declines in value that are other than temporary. Impairments in value deemed to be other than temporary are reported as a component of net realized capital gains and losses. For loan-backed and structured securities, the Company recognizes income using a constant effective yield based on currently anticipated prepayments as determined by broker-dealer surveys or internal estimates and the estimated lives of the securities.

Equity securities include common stock and non-redeemable preferred stock. The cost of equity securities is adjusted for declines in value that are other than temporary. Impairments in value deemed to be other than temporary are reported as a component of net realized capital gains and losses. Equity securities are classified as available-for-sale and, accordingly, are carried at fair value. (See Note 15 for policies related to the determination of fair value.) Unrealized gains and losses related to available-for-sale securities are reflected in stockholder's equity net of related deferred policy acquisition costs and applicable taxes.

Real estate investments are reported at cost less accumulated depreciation. The initial cost bases of properties acquired through loan foreclosures is the lower of the fair market values of the properties at the time of foreclosure or the outstanding loan balance. Buildings and land improvements are generally depreciated on the straight-line method over the estimated useful life of improvements, and tenant improvement costs are depreciated on the straight-line method over the term of the related lease. The Company recognizes impairment losses for its properties when indicators of impairment are present and a property's expected undiscounted cash flows are not sufficient to recover the property's carrying value. In such cases, the cost bases of the properties are reduced to fair value. Real estate expected to be disposed is carried at the lower of cost or fair value, less cost to sell, with valuation allowances established accordingly and depreciation no longer recognized. Any impairment losses and any changes in valuation allowances are reported as net realized capital losses.

Commercial and residential mortgage loans are generally reported at cost adjusted for amortization of premiums and accrual of discounts, computed using the interest method, and net of valuation allowances. Any changes in the valuation allowances are reported as net realized capital gains (losses). The Company measures impairment based upon the present value of expected cash flows discounted at the loan's effective interest rate or the loan's observable market price. If foreclosure is probable, the measurement of any valuation allowance is based upon the fair value of the collateral. The Company has residential mortgage loans held for sale in the amount of $294.9 million and $84.8 million and commercial mortgage loans held for sale in the amount of $493.5 million and $520.9 million at December 31, 2001 and 2000, respectively, which are carried at lower of cost or fair value, less cost to sell, and reported as mortgage loans in the statements of financial position.

Net realized capital gains and losses on sales of investments are determined on the basis of specific identification. In general, in addition to realized capital gains and losses on investment sales, unrealized gains and losses related to other than temporary impairments, trading securities, fair value hedge ineffectiveness, derivatives not designated as hedges and changes in the mortgage loan allowance are reported as net realized capital gains and losses. Unrealized gains and losses on derivatives within the Company's mortgage banking segment are reported as either operating expenses or fees and other revenues depending on the nature of the hedge and are excluded from net realized capital gains and losses. Investment gains and losses on sales of certain real estate held-for-sale are reported as net investment income and are also excluded from net realized capital gains and losses.

Policy loans and other investments, excluding investments in unconsolidated entities, are primarily reported at cost.

Securitizations

The Company sells commercial mortgage loans to an unconsolidated trust which then issues mortgage-backed securities. The Company may retain interests in the loans by purchasing portions of the securities from the issuance. Gain or loss on the sales of the mortgages depends in part on the previous carrying amounts of the financial assets involved in the transfer, which is allocated between the assets sold and the retained interests based on their relative fair value at the date of transfer. Fair values are determined by quoted market prices of external buyers of each class of security purchased. The retained interests are thereafter carried at fair value with other fixed maturity investments.

The Company also sells residential mortgage loans and retains servicing rights which are retained interests in the sold loans. Gain or loss on the sales of the loans depends in part on the previous carrying amounts of the financial assets sold and the retained interests based on their relative fair values at the date of the transfer. To obtain fair values, quoted market prices are used if available. However, quotes are generally not available for retained interests, so the Company estimates fair value based on the present value of the future expected cash flows using management's best estimates of the key assumptions - prepayment speeds and option adjusted spreads commensurate with the risks involved.

Derivatives

As a result of SFAS 133, all derivatives are recognized as either assets or liabilities in the statement of financial position and measured at fair value. If certain conditions are met, a derivative may be specifically designated as one of the following:

     (a) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment;

     (b) a hedge of the exposure to variable cash flows of a forecasted transaction; or

     (c) a hedge of the foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, an available-for-sale security or a foreign-currency-denominated forecasted transaction.

The Company's accounting for the ongoing changes in fair value of a derivative depends on the intended use of the derivative and the designation as described above and is determined when the derivative contract is entered into. Hedge accounting is used for derivatives that are specifically designated in advance as hedges and that reduce the Company's exposure to an indicated risk by having a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period.

For derivatives hedging the exposure to changes in fair value of a recognized asset or liability, the change in fair value of the derivative is recognized in earnings in the period of change together with the offsetting change in fair value on the hedged item attributable to the risk being hedged. The effect of such accounting is to reflect in earnings the extent to which the hedge is not effective in achieving offsetting changes in fair value.

For derivatives hedging the exposure to variable cash flows, the effective portion of the derivative's change in fair value is initially deferred and reported as a component of other comprehensive income and subsequently reclassified into earnings when the forecasted transaction occurs and is recognized in earnings. The ineffective portion of the change in fair value is reported in earnings in the period of change. In addition, if the hedged items are sold, terminated or matured, the changes in value of the derivatives are also included in net income.

The Company currently does not hedge the foreign currency exposure of a net investment in a foreign operation.

For derivatives hedging the foreign currency exposure of an unrecognized firm commitment or an available-for-sale security, the change in fair value of the derivative is recognized in earnings in the period of change together with the offsetting change in fair value on the hedged item attributable to the risk being hedged. The effect of such accounting is to reflect in earnings the extent to which the hedge is not effective in achieving offsetting changes in fair value.

For derivatives hedging the foreign currency exposure of a foreign-currency-denominated forecasted transaction, the change in fair value is initially deferred and reported as a component of other comprehensive income and subsequently reclassified into earnings when the forecasted transaction occurs and is recognized in earnings. The ineffective portion of the change in fair value is reported in earnings in the period of change.

For derivatives not designated as a hedging instrument, the change in fair value is recognized in earnings in the period of change.

Prior to the January 1, 2001, adoption of FAS 133, the Company used futures contracts, mortgage-backed securities forwards, interest rate and principal only swap and floor agreements, options on futures contracts and currency rate swap agreements to hedge and manage its exposure to changes in interest rate levels and foreign exchange rate fluctuations, and to manage duration mismatch of assets and liabilities. Futures contracts were marked-to-market and settled daily with the net gain or loss at expiration or termination of the contracts recorded in realized capital gains and losses. Outstanding mortgage-backed forwards were reported as commitments and upon settlement, the net gain or loss was reported in realized capital gains and losses. For interest rate and currency swaps held by the Company, the net amounts paid or received and net amounts accrued through the end of the accounting period were included in net investment income. Any discounts or premiums related to these instruments were amortized to net investment income over the life of the contract. Gains or losses on contracts terminated early were recognized immediately in realized capital gains and losses. Unrealized gains or losses on interest rate swap contracts and currency swaps were not recognized in income. The Company primarily utilized interest rate floors, futures and options on futures contracts, and interest rate and principal only swaps in hedging its portfolio of mortgage servicing rights. The realized and unrealized gains and losses on servicing derivatives accounted for as effective hedges were considered in the periodic assessment of mortgage servicing rights impairment. The realized and unrealized gains and losses on servicing derivatives not considered effective hedges were recorded in the Company's results of operations. The Company managed interest rate risk on its mortgage loan pipeline by buying and selling mortgage-backed securities in the forward markets, over the counter options on mortgage-backed securities, futures contracts and options on treasury futures contracts. The unrealized gains and losses on these derivatives were included in the lower of cost or market calculation of mortgage loans held for sale.

Contractholder and Policyholder Liabilities

Contractholder and policyholder liabilities (contractholder funds, future policy benefits and claims and other policyholder funds) include reserves for investment contracts and reserves for universal life, limited payment, participating and traditional life insurance policies. Investment contracts are contractholders' funds on deposit with the Company and generally include reserves for pension and annuity contracts. Reserves on investment contracts are equal to the cumulative deposits less any applicable charges plus credited interest.

Reserves for universal life insurance contracts are equal to cumulative premiums less charges plus credited interest which represents the account balances that accrue to the benefit of the policyholders. Reserves for non-participating term life insurance contracts are computed on a basis of assumed investment yield, mortality, morbidity and expenses, including a provision for adverse deviation, which generally varies by plan, year of issue and policy duration. Investment yield is based on the Company's experience. Mortality, morbidity and withdrawal rate assumptions are based on experience of the Company and are periodically reviewed against both industry standards and experience.

Reserves for participating life insurance contracts are based on the net level premium reserve for death and endowment policy benefits. This net level premium reserve is calculated based on dividend fund interest rate and mortality rates guaranteed in calculating the cash surrender values described in the contract.

Participating business represented approximately 36%, 34% and 34% of the Company's life insurance in force and 80%, 80% and 78% of the number of life insurance policies in force at December 31, 2001, 2000 and 1999, respectively. Participating business represented approximately 76%, 64% and 63% of life insurance premiums for the years ended December 31, 2001, 2000 and 1999, respectively.

The amount of dividends to policyholders is approved annually by the Company's board of directors. The amount of dividends to be paid to policyholders is determined after consideration of several factors including interest, mortality, morbidity and other expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company. At the end of the reporting period, the Company establishes a dividend liability for the pro-rata portion of the dividends expected to be paid on or before the next policy anniversary date.

Some of the Company's policies and contracts require payment of fees in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue reserves upon receipt and included in other policyholder funds in the consolidated statements of financial position. These unearned revenue reserves are amortized to operations over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profit margins.

The liability for unpaid accident and health claims is an estimate of the ultimate net cost of reported and unreported losses not yet settled. This liability is estimated using actuarial analyses and case basis evaluations. Although considerable variability is inherent in such estimates, the Company believes that the liability for unpaid claims is adequate. These estimates are continually reviewed and, as adjustments to this liability become necessary, such adjustments are reflected in current operations.

Recognition of Premiums and Other Considerations, Fees and Other Revenues and Benefits

Traditional individual life and health insurance products include those products with fixed and guaranteed premiums and benefits, and consist principally of whole life and term life insurance policies. Premiums from these products are recognized as premium revenue when due.

Immediate annuities with life contingencies include products with fixed and guaranteed annuity considerations and benefits, and consist principally of group and individual single premium annuities with life contingencies. Annuity considerations from these products are recognized as revenue when due.

Group life and health insurance premiums are generally recorded as premium revenue over the term of the coverage. Some group contracts allow for premiums to be adjusted to reflect emerging experience. Such adjusted premiums are recognized in the period that the related experience emerges. Fees for contracts providing claim processing or other administrative services are recorded over the period the service is provided.

Related policy benefits and expenses for individual and group life, annuity and health insurance products are associated with earned premiums and result in the recognition of profits over the expected lives of the policies and contracts.

Universal life-type policies are insurance contracts with terms that are not fixed and guaranteed. Amounts received as payments for such contracts are not reported as premium revenues. Revenues for universal life-type insurance contracts consist of policy charges for the cost of insurance, policy initiation and administration, surrender charges and other fees that have been assessed against policy account values. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

Investment contracts do not subject the Company to risks arising from policyholder mortality or morbidity, and consist primarily of Guaranteed Investment Contracts ("GICs"), funding agreements and certain deferred annuities. Amounts received as payments for investment contracts are established as investment contract liability balances and are not reported as premium revenues. Revenues for investment contracts consist of investment income and policy administration charges. Investment contract benefits that are charged to expense include benefit claims incurred in the period in excess of related investment contract liability balances and interest credited to investment contract liability balances.

Fees and other revenues are earned for asset management services provided to retail and institutional clients based largely upon contractual rates applied to the market value of the client's portfolio. Additionally, fees and other revenues are earned for administrative services performed including recordkeeping and reporting services for retirement savings plans. Fees and other revenues received for performance of asset management and administrative services are recognized as revenue when the service is performed.

Fees and other revenues arising from the residential mortgage banking operations consist of revenues earned for servicing and originating residential mortgage loans as well as marketing other products to servicing portfolio customers. Net revenues are also recognized upon the sale of residential mortgage loans and residential mortgage loan servicing rights and are recorded in fees and other revenues and determined using the specific identification basis. Servicing revenues are recognized as the mortgage loan is serviced over the life of the mortgage loan. Mortgage loans originated are sold in the secondary mortgage markets, shortly after origination. As a result, mortgage loan origination fee revenues are recognized when the mortgage loans are sold. Fee revenues received for marketing other products to servicing portfolio customers are recognized when the service is performed.

Deferred Policy Acquisition Costs

Commissions and other costs (underwriting, issuance and agency expenses and first-year bonus interest) that vary with and are primarily related to the acquisition of new and renewal insurance policies and investment contract business are capitalized to the extent recoverable. Maintenance costs and acquisition costs that are not deferrable are charged to operations as incurred.

Deferred policy acquisition costs for universal life-type insurance contracts and participating life insurance policies and investment contracts are being amortized over the lives of the policies and contracts in relation to the emergence of estimated gross profit margins. This amortization is adjusted retrospectively when estimates of current or future gross profits and margins to be realized from a group of products and contracts are revised. The deferred policy acquisition costs of non-participating term life insurance policies are being amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policyholder liabilities.

Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. Deferred policy acquisition costs would be written off to the extent that it is determined that future policy premiums and investment income or gross profit margins would not be adequate to cover related losses and expenses.

Reinsurance

The Company enters into reinsurance agreements with other companies in the normal course of business. The Company may assume reinsurance from or cede reinsurance to other companies. Assets and liabilities related to reinsurance ceded are reported on a gross basis. Premiums and expenses are reported net of reinsurance ceded. The Company is contingently liable with respect to reinsurance ceded to other companies in the event the reinsurer is unable to meet the obligations it has assumed. At December 31, 2001, 2000 and 1999, respectively, the Company had reinsured $15.6 billion, $13.2 billion, and $10.2 billion of life insurance in force, representing 12%, 9% and 7% of total net life insurance in force through a single third-party reinsurer. To minimize the possibility of losses, the Company evaluates the financial condition of its reinsurers and continually monitors concentrations of credit risk.

The effect of reinsurance on premiums and other considerations and policy and contract benefits and changes in reserves is as follows (in millions):

                                                               For the year ended December 31,
                                                         2001               2000               1999
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
   Premiums and other considerations:
     Direct......................................        $3,999.8           $4,074.8           $3,990.0
     Assumed.....................................            56.0               24.6                4.1
     Ceded.......................................          (260.1)            (170.1)             (56.5)
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
   Net premiums and other considerations.........        $ 3,795.7          $3,929.3           $3,937.6
                                                   ================== ================== ==================

   Benefits, claims and settlement expenses:
     Direct......................................        $5,308.2           $5,302.6           $5,296.1
     Assumed.....................................             7.4                1.9               (1.3)
     Ceded.......................................          (223.2)            (157.4)             (33.9)
                                                   ------------------ ------------------ ------------------
   Net benefits, claims and settlement expenses..        $5,092.4           $5,147.1           $5,260.9
                                                   ================== ================== ==================

Guaranty-Fund Assessments

Guaranty-fund assessments are accrued for anticipated assessments, which are estimated using data available from various industry sources that monitor the current status of open and closed insolvencies. The Company has also established an other asset for assessments expected to be recovered through future premium tax offsets.

Separate Accounts

The separate account assets and liabilities presented in the consolidated financial statements represent the fair market value of funds that are separately administered by the Company for contracts with equity, real estate and fixed-income investments. Generally, the separate account contract owner, rather than the Company, bears the investment risk of these funds. The separate account assets are legally segregated and are not subject to claims that arise out of any other business of the Company. The Company receives a fee for administrative, maintenance and investment advisory services that is included in the consolidated statements of operations. Net deposits, net investment income and realized and unrealized capital gains and losses on the Separate Accounts are not reflected in the consolidated statements of operations.

At December 31, 2001, the Separate Accounts included a separate account valued at $1.3 billion which primarily included shares of PFG stock that were allocated and issued to eligible participants of qualified employee benefit plans administered by the Company as part of the policy credits issued under the PFG demutualization. These shares are included in both basic and diluted earnings per share calculations. The separate account shares are recorded at fair value and are reported as separate account assets and separate account liabilities in the consolidated statement of financial position. Activity of the separate account shares is reflected in both the separate account assets and separate account liabilities and does not impact the Company's results of operations.

Income Taxes

PFG files a U.S. consolidated income tax return that includes the Company and all of its qualifying subsidiaries and has a policy of allocating income tax expenses and benefits to companies in the group generally based upon pro rata contribution of taxable income or operating losses. The Company is taxed at corporate rates on taxable income based on existing tax laws. Current income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are provided for the tax effect of temporary differences in the financial reporting and income tax bases of assets and liabilities and net operating losses using enacted income tax rates and laws. The effect on deferred tax assets and deferred tax liabilities of a change in tax rates is recognized in operations in the period in which the change is enacted.

Pension and Postretirement Benefits

The Company accounts for its pension benefits and postretirement benefits other than pension (medical, life insurance and long-term care) using the full accrual method.

Property and Equipment

Property and equipment includes home office properties, related leasehold improvements, purchased and internally developed software and other fixed assets. Property and equipment use is shown in the consolidated statements of financial position at cost less allowances for accumulated depreciation. Provisions for depreciation of property and equipment are computed principally on the straight-line method over the estimated useful lives of the assets. Property and equipment and related accumulated depreciation are as follows (in millions):

                                              December 31,
                                            2001             2000
                                         ------------ ------------------
                                         ------------ ------------------

   Property and equipment................  $883.0           $846.3
   Accumulated depreciation..............  (402.4)          (375.1)
                                         ------------ ------------------
                                         ------------ ------------------
   Property and equipment, net...........  $480.6           $471.2
                                         ============ ==================

Goodwill and Other Intangibles

Goodwill and other intangibles include the cost of acquired subsidiaries in excess of the fair value of the tangible net assets recorded in connection with acquisitions. These assets are amortized on a straight-line basis generally over 8 to 40 years. At December 31, 2001, the weighted-average amortization period for goodwill and other intangibles was 11.9 years and 5.2 years, respectively. The carrying amounts of goodwill and other intangibles are reviewed periodically for indicators of impairment in value, which in the view of management are other than temporary, including unexpected or adverse changes in the economic or competitive environments in which the Company operates and profitability analyses on the relevant subsidiary. If facts and circumstances suggest that a subsidiary's goodwill and other intangibles are impaired, the Company determines whether the sum of the estimated undiscounted future cash flows of the subsidiary are less than the carrying value. If the undiscounted future cash flows are less than the carrying value, an impairment loss is recognized for the excess of the carrying amount of assets over their fair value.

Goodwill and other intangibles, and related accumulated amortization, are as follows (in millions):

                                                     December 31,
                                                2001               2000
                                            ---------------- ------------------
                                            ---------------- ------------------

   Goodwill.................................   $  97.2               $102.7
   Other intangibles........................      15.4                 35.5
                                            ---------------- ------------------
                                                 112.6                138.2
   Accumulated amortization.................     (40.4)               (44.1)
                                            ---------------- ------------------
   Total goodwill and other
        intangibles, net....................   $  72.2              $  94.1
                                            ================ ==================

Effective January 1, 2002, the Company will adopt a non-amortization, impairment-only approach for goodwill and indefinite-lived intangible assets based on new accounting guidance issued in 2001 described later in Note 1.

Premiums Due and Other Receivables

Premiums due and other receivables include life and health insurance premiums due, reinsurance recoveries, guaranty funds receivable or on deposit, receivables from the sale of securities and other receivables.

Mortgage Loan Servicing Rights

Mortgage loan servicing rights represent the cost of purchasing or originating the right to service mortgage loans. These costs are capitalized and amortized to operations over the estimated remaining lives of the underlying loans using the interest method and taking into account appropriate prepayment assumptions. Capitalized mortgage loan servicing rights are periodically assessed for impairment, which is recognized in the consolidated statements of operations during the period in which impairment occurs by establishing a corresponding valuation allowance. For purposes of performing its impairment evaluation, the Company stratifies the servicing portfolio on the basis of specified predominant risk characteristics, including loan type and note rate. A valuation model is used to determine the fair value of each stratum. Cash flows are calculated using an internal prepayment model and discounted at a spread to London Inter-Bank Offer Rates. External valuations are obtained for comparison purposes.

Activity in the valuation allowance for mortgage loan servicing rights is summarized as follows (in millions):

                                                                   For the year ended December 31,
                                                                2001             2000            1999
                                                           ---------------  --------------- ---------------
                                                           ---------------  --------------- ---------------

   Balance at beginning of year...........................    $    2.3            $2.9            $56.1
   Impairments............................................       196.0             1.1              1.7
   Recoveries.............................................        (0.2)           (1.7)           (54.9)
                                                           ---------------  --------------- ---------------
                                                           ---------------  --------------- ---------------
   Balance at end of year.................................      $198.1            $2.3             $2.9
                                                           ===============  =============== ===============

During 2001, impairments reflect the results of increased mortgage loan prepayments due to the continued reduction in market interest rates during the year.

Other Assets

Other assets are reported primarily at cost.

Reclassifications

Reclassifications have been made to the 1999 and 2000 consolidated financial statements to conform to the 2001 presentation.

Accounting Pronouncements Pending Adoption

In August 2001, the FASB issued SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets ("SFAS 144"). This Statement supersedes SFAS No. 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of, and amends Accounting Principles Board ("APB") Opinion No. 30, Reporting the Results of Operations - Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions ("Opinion 30"), establishing a single accounting model for the disposal of long-lived assets. SFAS 144 generally retains the basic provisions of existing guidance, but broadens the presentation of any discontinued operations to include a component of an entity (rather than a segment of a business as defined in Opinion 30). The provisions of SFAS 144 are effective for fiscal years beginning after December 15, 2001, and are not expected to have a significant impact on the Company's consolidated financial statements.

In June 2001, the FASB issued SFAS No. 141, Business Combinations ("SFAS 141"), and SFAS No. 142, Goodwill and Other Intangible Assets ("SFAS 142"). SFAS 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001. SFAS 141 also includes guidance on the initial recognition and measurement of goodwill and other intangible assets arising from business combinations completed after June 30, 2001. SFAS 142, effective January 1, 2002, prohibits the amortization of goodwill and intangible assets with indefinite useful lives. Intangible assets with finite useful lives will continue to be amortized over their estimated useful lives. In 2001, the Company's amortization expense for goodwill and intangible assets was $7.8 million, of which $4.9 million will not continue after January 1, 2002. Additionally, SFAS 142 requires that goodwill and indefinite-lived intangible assets be reviewed for impairment at least annually. This includes a more stringent impairment test methodology (fair value based on discounted cash flows) for measuring and recognizing impairment losses. The Company has estimated that the impairment amount resulting from the adoption of SFAS 142 on January 1, 2002, will not have a material effect on the Company's consolidated financial statements.

2. Related Party Transactions

The Company has entered into various related party transactions with its parent and the parent's other affiliates. During the years ended December 31, 2001, 2000 and 1999, the Company incurred $70.5 million, $55.8 million and $32.6 million, respectively, of expense reimbursements from affiliated entities. During 2001, the Company received a capital contribution of $1,689.7 million for reimbursement from its parent for the payments and costs related to Principal Mutual Holding Company's demutualization. During 2001, the Company was also reimbursed $16.0 million for expenses paid related to PFG's initial public offering.

The Company and its direct parent, PFSI, are parties to a cash advance agreement, which allows those entities to pool their available cash in order to more efficiently and effectively invest their cash. The cash advance agreement allows (i) the Company to advance cash to PFSI in aggregate principal amounts not to exceed $1.0 billion, with such advanced amounts earning interest at the daily 30-day "AA" Financial Commercial Paper Discount Rate published by the Federal Reserve (the "Internal Crediting Rate"); and (ii) PFSI to advance cash to the Company in aggregate principal amounts not to exceed $250.0 million, with such advance amounts earning interest at the Internal Crediting Rate plus 5 basis points to reimburse PFSI for the costs incurred in maintaining short-term investing and borrowing programs. Under this cash advance agreement, the Company had a receivable from PFSI of $584.5 million and $843.6 million at December 31, 2001 and 2000, respectively. Interest earned by the Company was $30.7 million and $11.3 million during 2001 and 2000, respectively.

Pursuant to certain regulatory requirements or otherwise in the ordinary course of business, the Company guarantees certain payments of its subsidiaries and has agreements with affiliates to provide and/or receive management, administrative and other services, all of which, individually and in the aggregate, are immaterial as to the Company's business, financial condition and results of operations.

3. Mergers, Acquisitions, and Divestitures

Mergers and Acquisitions

During the past three years, the Company has acquired a number of businesses, all of which were recorded using the purchase method of accounting. Accordingly, the results of operations of the acquired companies have been included in the consolidated results from their respective acquisition dates.

The Company made various acquisitions during 2001 at purchase prices aggregating $9.2 million. Such acquired companies had total assets at December 31, 2001, and total 2001 revenue of $10.8 million and $3.7 million, respectively.

During 1999, various other acquisitions were made by the Company at purchase prices aggregating $13.5 million. Such acquired companies had total assets of $17.0 million at December 31, 1999, and total revenue of $11.6 million during 1999.

Divestitures

On November 30, 2001, the Company announced it had entered into an agreement to sell its remaining stake of approximately 15.0 million shares of Coventry Health Care, Inc. common stock. The transaction was completed in the first quarter of 2002 (see Note 19 for details of the transaction). Effective April 1, 1998, the Company transferred substantially all of its managed care operations to Coventry Corporation in exchange for a non-majority ownership position in the resulting entity, Coventry Health Care, Inc. In September 2000, the Company sold a portion of its equity ownership position, which reduced its ownership to approximately 25% and resulted in a realized capital gain of $13.9 million, net of tax. The investment in Coventry Health Care, Inc. was $146.0 million and $122.9 million at December 31, 2001 and 2000, respectively.

On September 25, 2001, the Company disposed of all the stock of PT Asuransi Jiwa Principal Indonesia, a subsidiary in Indonesia. The Company currently has no business operations in Indonesia. Total assets of the Company's operations in Indonesia as of June 30, 2001, were $3.4 million. The Company included nominal revenues and net loss from operations in Indonesia in the consolidated results of operations for the years ended December 31, 2000 and 1999.

On April 1, 2001, the Company paid a dividend of $176.2 million to its parent, PFSI, consisting of the outstanding capital stock of Principal International, Inc. and Principal International, Inc.'s subsidiaries.

On February 15, 2001, the Company disposed of all the stock of Principal International Espana, S.A. de Seguros de Vida, a subsidiary in Spain, for nominal proceeds, resulting in a net realized capital loss of $38.4 million, ceasing the business operations in Spain. Total assets of the operations in Spain as of December 31, 2000, were $222.7 million. The Company included revenues of $49.4 million and $51.7 million in the results of operations for the years ended December 31, 2000 and 1999, respectively. The Company included a net loss of $1.2 million and net income of $0.9 million in the results of operations for the years ended December 31, 2000 and 1999, respectively.

On August 24, 2000, the Company paid a dividend of $171.3 million to its parent, PFSI, consisting of the outstanding capital stock of Principal International de Chile, S.A. and Principal Compania de Seguros de Vida Chile, S.A.

Beginning January 1, 2000, the Company ceased new sales of Medicare supplement insurance and effective July 1, 2000, the Company entered into a reinsurance agreement to reinsure 100% of the Medicare supplement insurance block of business. Medicare supplement insurance premiums were $98.4 million for the six months ended June 30, 2000, and $164.6 million for the year ended December 31, 1999.

4. Investments

Fixed Maturities and Equity Securities

The cost, gross unrealized gains and losses and fair value of fixed maturities and equity securities available-for-sale as of December 31, 2001 and 2000, are summarized as follows (in millions):

                                                              Gross            Gross
                                                           unrealized       unrealized          Fair
                                             Cost             gains           losses            value
                                        ---------------- ---------------- ---------------- ----------------
                                        ---------------- ---------------- ---------------- ----------------
   December 31, 2001 Fixed maturities:
     U.S. Government and agencies.....    $       15.1     $       0.1        $    0.1       $       15.1
     Foreign governments..............           555.5            49.3             1.3              603.5
     States and political subdivisions           302.1            20.2             4.7              317.6
     Corporate - public...............        12,695.2           504.0           160.5           13,038.7
     Corporate - private..............         8,967.0           325.0           123.5            9,168.5
     Mortgage-backed and other
       asset-backed securities........         5,642.5           247.6            26.1            5,864.0
                                        ---------------- ---------------- ---------------- ----------------
                                        ---------------- ---------------- ---------------- ----------------
   Total fixed maturities.............       $28,177.4        $1,146.2          $316.2          $29,007.4
                                        ================ ================ ================ ================
                                        ================ ================ ================ ================
   Total equity securities............     $     860.6      $     15.2         $  77.1        $     798.7
                                        ================ ================ ================ ================
                                        ================ ================ ================ ================

   December 31, 2000 Fixed maturities:
     U.S. Government and agencies.....    $       23.2     $       0.1        $    0.2       $       23.1
     Foreign governments..............           692.8            25.0             5.3              712.5
     States and political subdivisions           287.4            12.5             4.2              295.7
     Corporate - public...............         8,795.2           216.5           129.3            8,882.4
     Corporate - private..............         9,807.6           208.9           206.0            9,810.5
     Mortgage-backed and other
       asset-backed securities........         6,244.2           208.0            34.3            6,417.9
                                        ---------------- ---------------- ---------------- ----------------
   Total fixed maturities.............       $25,850.4         $ 671.0          $379.3          $26,142.1
                                        ================ ================ ================ ================
   Total equity securities............     $     773.9       $   190.6          $254.2        $     710.3
                                        ================ ================ ================ ================

The cost and fair value of fixed maturities available-for-sale at December 31, 2001, by expected maturity, were as follows (in millions):

                                                                            Cost            Fair value
                                                                     ------------------- ------------------
                                                                     ------------------- ------------------

   Due in one year or less..........................................     $  1,358.2          $  1,367.3
   Due after one year through five years............................       10,481.7            10,812.4
   Due after five years through ten years...........................        5,535.7             5,722.0
   Due after ten years..............................................        5,159.3             5,241.7
                                                                     ------------------- ------------------
                                                                     ------------------- ------------------
                                                                          22,534.9             23,143.4
   Mortgage-backed and other asset-backed securities................        5,642.5             5,864.0
                                                                     ------------------- ------------------
                                                                     ------------------- ------------------
   Total............................................................      $28,177.4           $29,007.4
                                                                     =================== ==================

The above summarized activity is based on expected maturities. Actual maturities may differ because borrowers may have the right to call or pre-pay obligations.

Corporate private placement bonds represent a primary area of credit risk exposure. The corporate private placement bond portfolio is diversified by issuer and industry. The Company monitors the restrictive bond covenants which are intended to regulate the activities of issuers and control their leveraging capabilities.

Net Investment Income

Major categories of net investment income are summarized as follows (in millions):

                                                               For the year ended December 31,
                                                         2001               2000               1999
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
   Fixed maturities, available-for-sale..........        $2,120.8           $1,856.5           $1,711.1
   Equity securities, available-for-sale.........            27.6               72.5               46.1
   Mortgage loans................................           855.7            1,005.0            1,111.1
   Real estate...................................           177.5              171.0              187.5
   Policy loans..................................            57.5               55.1               50.2
   Cash and cash equivalents.....................            58.3               69.9               20.9
   Other.........................................            44.2               38.3               43.3
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
                                                          3,341.6            3,268.3            3,170.2
   Less investment expenses......................          (130.9)            (152.8)            (124.4)
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
   Net investment income.........................        $3,210.7           $3,115.5           $3,045.8
                                                   ================== ================== ==================

Net Realized Capital Gains and Losses

The major components of net realized capital gains (losses) on investments are summarized as follows (in millions):

                                                               For the year ended December 31,
                                                         2001               2000               1999
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
   Fixed maturities, available-for-sale:
     Gross gains.................................       $   69.6             $  28.9            $  31.2
     Gross losses................................         (380.4)             (155.0)            (125.4)
   Fixed maturities, trading:
     Gross gains.................................            0.9                 -                  -
     Gross losses................................           (0.1)                -                  -
   Equity securities, available-for-sale:
     Gross gains.................................            5.7                84.2              408.7
     Gross losses................................          (76.1)               (3.9)             (25.7)
   Mortgage loans................................           10.6                 8.6               (8.9)
   Real estate...................................          (19.0)               82.3               56.4
   Other, including unrealized derivative gains
     (losses)....................................         (103.9)              106.7              120.3
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
   Net realized capital gains (losses)...........        $(492.7)             $151.8             $456.6
                                                   ================== ================== ==================

Proceeds from sales of investments (excluding call and maturity proceeds) in fixed maturities were $5.4 billion, $5.5 billion and $5.5 billion in 2001, 2000 and 1999, respectively. Of the 2001, 2000 and 1999 proceeds, $1.6 billion, $2.6 billion and $3.8 billion, respectively, relates to sales of mortgage-backed securities. The Company actively manages its mortgage-backed securities portfolio to control prepayment risk. Gross gains of $22.5 million, $2.0 million and $2.1 million and gross losses of $5.0 million, $40.1 million and $60.3 million in 2001, 2000 and 1999, respectively, were realized on sales of mortgage-backed securities.

The Company recognizes impairment losses for fixed maturities and equity securities when declines in value are other than temporary. Realized losses related to other than temporary impairments were $227.4 million and $6.1 million in 2001 and 2000, respectively. There were no other than temporary impairments in 1999.

In December 2001, Enron Corp., along with certain of its subsidiaries, filed voluntary petitions for Chapter 11 reorganization with the U.S. Bankruptcy Court. Included in the $227.4 million of realized losses in 2001 for other than temporary impairments, $71.9 million related to the Company's exposure to Enron Corp. and Enron related entities. Also included in net realized capital gains and losses in 2001 was $65.8 million related to the sale of Enron investments. As of December 31, 2001, the remaining carrying amount of the Company's investment in Enron Corp. and Enron related entities was $45.5 million.

On September 11, 2001, terrorist attacks in the U.S. resulted in significant loss of life and property, as well as interruption of business activities and an overall disruption of the world economy. Some of the assets in the Company's investment portfolio may be adversely affected by further declines in the securities markets and economic activity caused by the terrorist attacks and heightened security measures.

On December 31, 2001, the Company held corporate fixed maturity securities in the following sectors impacted most significantly by the September 11, 2001 terrorist attacks (carrying amounts noted in parenthesis): airlines ($245.9 million in public debt and $208.3 million in private debt), comprised mostly of equipment trust certificate transactions secured by aircraft; airline manufacturers and equipment providers ($239.0 million), comprised of public and private unsecured debt; property and casualty insurance companies ($28.9 million), comprised of public unsecured debt; and hotels and gaming companies ($168.9 million), comprised of public and private debt secured by hotel properties. As of December 31, 2001, the Company has not recognized any related other-than-temporary impairment of these assets.

Net Unrealized Gains and Losses

The net unrealized gains and losses on investments in fixed maturities and equity securities available-for-sale are reported as a separate component of equity, reduced by adjustments to deferred policy acquisition costs and unearned revenue reserves that would have been required as a charge or credit to operations had such amounts been realized and a provision for deferred income taxes.

The cumulative amount of net unrealized gains and losses on available-for-sale securities is as follows (in millions):

                                                                                    December 31,
                                                                                2001             2000
                                                                          ----------------- ----------------
                                                                          ----------------- ----------------

     Net unrealized gains on fixed maturities, available-for-sale (1)....       $827.2            $284.3
     Net unrealized losses on equity securities, available-for-sale,
       including seed money in separate accounts.........................        (60.9)            (57.2)
     Adjustments for assumed changes in amortization patterns:
       Deferred policy acquisition costs.................................       (104.6)            (43.2)
       Unearned revenue reserves.........................................          7.2               2.9
     Net unrealized losses on derivative instruments.....................        (89.5)             (6.7)
     Provision for deferred income taxes.................................       (202.0)            (59.0)
                                                                          ----------------- ----------------
                                                                          ----------------- ----------------
     Net unrealized gains on available-for-sale securities...............       $377.4            $121.1
                                                                          ================= ================

     (1)  Excludes  net   unrealized   gains   (losses)  on  fixed   maturities,
          available-for-sale included in fair value hedging relationships.

Commercial Mortgage Loans

Commercial mortgage loans represent a primary area of credit risk exposure. At December 31, 2001 and 2000, the commercial mortgage portfolio is diversified by geographic region and specific collateral property type as follows (dollars in millions):

                                                                  December 31,
                                                     2001                              2000
                                       --------------------------------------------------------------------
                                        Carrying              Percent      Carrying             Percent
                                         amount               of total      amount             of total
                                       --------------------------------------------------------------------
                                       --------------------------------------------------------------------
   Geographic distribution
   New England........................    $   327.4            3.4%        $     495.9           4.6%
   Middle Atlantic....................      1,606.3           16.5             1,664.9          15.5
   East North Central.................        930.1            9.5             1,006.2           9.3
   West North Central.................        397.8            4.1               439.9           4.1
   South Atlantic.....................      2,403.0           24.7             2,630.5          24.4
   East South Central.................        338.5            3.5               384.5           3.6
   West South Central.................        769.0            7.9               886.4           8.2
   Mountain...........................        637.7            6.5               600.2           5.6
   Pacific............................      2,421.3           24.8             2,774.8          25.7
   Valuation allowance................        (90.7)          (0.9)             (108.0)         (1.0)
                                       --------------------------------------------------------------------
                                       --------------------------------------------------------------------
   Total..............................     $9,740.4          100.0%          $10,775.3         100.0%
                                       ====================================================================
                                       --------------------------------------------------------------------


                                                                  December 31,
                                                     2001                              2000
                                       --------------------------------------------------------------------
                                       ----------------------------------
                                       Carrying amount      Percent      Carrying amount      Percent
                                                            of total                          of total
                                       --------------------------------------------------------------------
   Property type distribution
   Office.............................     $3,252.5           33.4%         $  3,273.5          30.4%
   Retail.............................      3,106.5           31.9             3,612.7          33.5
   Industrial.........................      2,948.9           30.3             3,381.6          31.4
   Apartments.........................        349.8            3.6               419.7           3.9
   Hotel..............................         61.6            0.6                65.6           0.6
   Mixed use/other....................        111.8            1.1               130.2           1.2
   Valuation allowance................        (90.7)          (0.9)             (108.0)         (1.0)
                                       --------------------------------------------------------------------
                                       --------------------------------------------------------------------
   Total..............................     $9,740.4           100.0%         $10,775.3           100.0%
                                       ====================================================================

Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established for the difference between the carrying amount of the mortgage loan and the estimated value. Estimated value is based on either the present value of the expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price or fair value of the collateral. The provision for losses is reported as a net realized capital loss.

Mortgage loans deemed to be uncollectible are charged against the allowance for losses, and subsequent recoveries are credited to the allowance for losses. The allowance for losses is maintained at a level believed adequate by management to absorb estimated probable credit losses. Management's periodic evaluation of the adequacy of the allowance for losses is based on the Company's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. The evaluation is inherently subjective as it requires estimating the amounts and timing of future cash flows expected to be received on impaired loans that may change.

A summary of the changes in the commercial and residential mortgage loan allowance for losses is as follows (in millions):

                                                                        December 31,
                                                         2001               2000               1999
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------

   Balance at beginning of year..................         $110.4             $117.8             $113.0
   Provision for losses..........................           11.2                5.4                9.2
   Releases due to write-downs, sales and
     foreclosures................................          (29.3)             (12.8)              (4.4)
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
   Balance at end of year........................          $92.3             $110.4             $117.8
                                                   ================== ================== ==================

Residential Mortgage Banking Activities

The Company was servicing approximately 741,000 and 582,000 residential mortgage loans with aggregate principal balances of approximately $80,530.5 million and $55,987.4 million at December 31, 2001 and 2000, respectively. In connection with these mortgage servicing activities, the Company held funds in trust for others totaling approximately $508.9 million and $343.8 million at December 31, 2001 and 2000, respectively. As of December 31, 2001, $457.1 million of the funds held in trust were held in the Company's banking subsidiary. In connection with its loan administration activities, the Company advances payments of property taxes and insurance premiums and also advances principal and interest payments to investors in advance of collecting funds from specific mortgagors. In addition, the Company makes certain payments of attorney fees and other costs related to loans in foreclosure. These amounts receivable are recorded, at cost, as advances on serviced loans. Amounts advanced are considered in management's evaluation of the adequacy of the mortgage loan allowance for losses.

In June 2000, the Company, through its mortgage banking segment, created a special purpose bankruptcy remote entity, Principal Residential Mortgage Capital Resources, LLC ("PRMCR"), to provide an off-balance sheet source of funding for the Company's residential mortgage loan production. The Company sells eligible residential mortgage loans to PRMCR, where they are warehoused until sold to the final investor. The Company sold $38.0 billion and $5.3 billion in mortgage loans to PRMCR in 2001 and 2000, respectively. The maximum amount of mortgage loans, which can be warehoused in PRMCR, has increased from $1.0 billion at inception to $4.0 billion as of December 31, 2001. PRMCR held $3.0 billion in mortgage loans held for sale as of December 31, 2001. The portfolio of loans held for sale by PRMCR must meet portfolio criteria, eligibility representations, and portfolio aging limitations. Based on these eligibility representations, the Company is required to repurchase ineligible loans from PRMCR.

PRMCR is capitalized by equity certificates owned by third party investors not affiliated with the Company or its affiliates, directors or officers and thus, is not consolidated with the Company. The equity holders bear the risk of loss on defaulted mortgages. At December 31, 2001, PRMCR had outstanding equity certificates of $193.0 million. PRMCR also issues short-term secured liquidity notes as well as medium term notes to provide funds for its purchase of mortgage loans from the Company. At December 31, 2001, PRMCR had outstanding secured liquidity notes of $1.3 billion, three-year fixed term notes of $800.0 million and five-year variable term notes of $800.0 million. All borrowings are collateralized by the assets of PRMCR.

The Company paid a commitment fee to PRMCR based on the overall warehouse limit. PRMCR used a portion of the fee to fund a cash collateral account maintained at PRMCR. These funds are available as additional collateral to cover credit related losses on defaulted loans. The balance in the account was $24.0 million at December 31, 2001. Any remaining amounts in the cash collateral account will be returned to the Company upon the termination of PRMCR. This right to the return of the cash collateral amount is reflected in other assets on the Company's consolidated statements of financial position.

The Company maintains a right to the servicing of the mortgage loans held by PRMCR and upon the sale of the majority of the mortgage loans to the final investors. In addition, the Company performs certain secondary marketing, accounting and various administrative functions on behalf of PRMCR. As servicer, the Company receives a monthly servicing fee, and may receive an excess servicing fee if funds are available within PRMCR. Additionally, as servicer the Company is required to advance to PRMCR those payments due from borrowers, but not received, as of specified cut-off dates. The Company received $12.6 million and $2.2 million in servicing fees from PRMCR in 2001 and 2000, respectively.

In order to hedge interest rate risk and non-credit related market value risk associated with its inventory of mortgage loans held for sale, PRMCR entered into swaps with counterparties not affiliated with the Company or PRMCR. The swap counterparties are required to maintain certain minimum ratings as approved by the rating agencies. Through a separate swap agreement with the swap counterparties that mirror the original swaps with PRMCR, the non-credit related market value component is swapped back to the Company.

In October 2000, the Company, through its mortgage banking segment, created a wholly-owned, unconsolidated qualifying special purpose entity, Principal Residential Mortgage Funding, LLC ("PRMF"), to provide an off-balance sheet source of funding for up to $250.0 million of qualifying delinquent mortgage loans. The limit was increased to $357.0 million in December 2001. The Company sells qualifying delinquent loans to PRMF which then transfers the loans to Principal Residential Mortgage EBO Trust ("Trust"), an unaffiliated Delaware business trust. The Trust funds its acquisitions of the mortgage loans by selling participation certificates, representing an undivided interest in the Trust, to commercial paper conduit purchasers, who are not affiliated with the Company or any of its affiliates, directors or officers. At December 31, 2001, PRMF held $273.5 million in mortgage loans and had outstanding participation certificates of $256.9 million.

Mortgage loans typically remain in the Trust until they are processed through the foreclosure claim process, are paid-off or reinstate. Loans that reinstate are no longer eligible to remain in the Trust and are required to be removed by the Company at fair market value at the monthly settlement date following reinstatement.

The Company is retained as the servicer of the mortgage loans and also performs accounting and various administrative functions on behalf of PRMF, in its capacity as the managing member of PRMF. As the servicer, the Company receives a servicing fee pursuant to the pooling and servicing agreement. The Company may also receive a successful servicing fee only after all other conditions in the monthly cash flow distribution are met. At December 31, 2001, the Company's residual interest in such cash flows was $21.5 million and was recorded in other investments on the Company's consolidated statements of financial position. The value of the residual interest was based on the net present value of expected cash flows from PRMF, as well as estimates of foreclosure losses associated with the related loans. The Company is required to advance funds for payment of interest on the participation certificates and other carrying costs, if sufficient cash is not available in the collection account to meet this obligation.

The Company and the Trust are parties to a cost of funds hedge agreement. The Company pays the weighted average cost of funds on the participation certificates plus fees and expenses and receives the indicated swap bid rate, subject to a cap.

Real Estate

Real estate holdings and related accumulated depreciation are as follows (in millions):

                                             December 31,
                                        2001               2000
                                      -------------- ------------------
                                      -------------- ------------------

   Investment real estate.............   $673.8           $   813.4
   Accumulated depreciation...........   (114.1)             (117.1)
                                      -------------- ------------------
                                          559.7               696.3
   Properties held for sale...........    390.8               695.4
                                      -------------- ------------------
   Real estate, net...................   $950.5            $1,391.7
                                      ============== ==================

Other Investments

Other investments include minority interests in unconsolidated entities and properties owned jointly with venture partners and operated by the partners. Joint ventures in which the Company has an interest have mortgage loans with the Company of $347.7 million and $612.1 million at December 31, 2001 and 2000, respectively. The Company is committed to providing additional mortgage financing for such joint ventures aggregating $171.8 million and $71.5 million at December 31, 2001 and 2000, respectively.

5. Securitization Transactions

Commercial Mortgage Loans

The Company sells commercial mortgage loans in securitization transactions and retains primary servicing responsibilities and other interests. The Company receives annual servicing fees approximating 0.01 percent, which approximates cost. The investors and the securitization trusts have no recourse to the Company's other assets for failure of debtors to pay when due. The value of the Company's retained interests is subject primarily to credit risk.

In 2001 and 2000, the Company recognized gains of $18.3 million and $0.7 million, respectively, on the securitization of commercial mortgage loans.

Key economic assumptions used in measuring the retained interests at the date of securitization resulting from transactions completed included a cumulative default rate between four and eight percent during 2001 and between five and eight percent during 2000. The assumed range of the loss severity, as a percentage of defaulted loans, was between 12 and 25 percent during 2001 and between 13 and 25 percent during 2000. The low end of the loss severity range relates to a portfolio of seasoned loans. The high end of the loss severity range relates to a portfolio of newly issued loans.

At December 31, 2001, the fair values of retained interests related to the securitizations of commercial mortgage loans were $170.5 million. Key economic assumptions and the sensitivity of the current fair values of residual cash flows were tested to one and two standard deviations from the expected rates. The changes in the fair values at December 31, 2001 as a result of these assumptions were not significant.

Residential Mortgage Loans

The Company sells residential mortgage loans and retains servicing responsibilities pursuant to the terms of the applicable servicing agreements. The Company receives annual servicing fees approximating 0.4 percent of the outstanding principal balances on the underlying loans. These sales are generally transacted on a non-recourse basis. The value of the servicing rights is subject to prepayment and interest rate risks on the transferred assets.

In 2001 and 2000, the Company recognized gains of $218.8 million and $9.4 million, respectively, on the sales of residential mortgage loans.

The key economic assumptions used in determining the fair value of mortgage servicing rights at the date of loan sale for sales completed in 2001 and 2000 were as follows:

                                             2001              2000
                                          ---------------------------------
                                          ---------------------------------

   Weighted average life (years)..........    7.84              6.87
   Weighted average prepayment speed......    9.48%            11.81%
   Yield to maturity discount rate........    7.45%            10.74%

Prepayment speed is the constant prepayment rate that results in the weighted average life disclosed above.

At December 31, 2001, key economic assumptions and the sensitivity of the current fair value of the mortgage servicing rights to immediate 10 and 20 percent adverse changes in those assumptions are as follows (dollars in millions):

   Fair value of mortgage servicing rights...................       $1,811.0
   Expected weighted average life (in years).................            6.8
   Prepayment speed..........................................           11.10%
   Decrease in fair value of 10% adverse change..............     $     67.3
   Decrease in fair value of 20% adverse change..............      $   128.9
   Yield to maturity discount rate...........................            8.86%
   Decrease in fair value of 10% adverse change..............      $   130.0
   Decrease in fair value of 20% adverse change..............      $   260.1

These sensitivities are hypothetical and should be used with caution. As the figures indicate, changes in fair value based on a 10% variation in assumptions generally cannot be extrapolated because the relationship of the change in the assumption to the change in fair value may not be linear. Also, in the above table, the effect of a variation in a particular assumption on the fair value of the servicing rights is calculated independently without changing any other assumption. In reality, changes in one factor may result in changes in another, which might magnify or counteract the sensitivities. For example, changes in prepayment speed estimates could result in changes in the discount rate.

Securitization Transactions Cash Flow

The table below summarizes cash flows for securitization transactions and cash flows received from and paid to securitization trusts (in millions):

                                                                    For the year ended December 31,
                                                                      2001                   2000
                                                              ---------------------- ----------------------
                                                              ---------------------- ----------------------
   Proceeds from new securitizations........................          $39,200.6              $9,624.5
   Servicing fees received..................................              307.8                 237.5
   Other cash flows received on retained interests..........               51.6                  29.4

6. Derivatives Held or Issued for Purposes Other Than Trading

Derivatives are generally held for purposes other than trading and are primarily used to hedge or reduce exposure to interest rate and foreign currency risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. Additionally, derivatives are used to change the characteristics of the Company's asset/liability mix consistent with the Company's risk management activities.

The Company's risk of loss is typically limited to the fair value of its derivative instruments and not to the notional or contractual amounts of these derivatives. Risk arises from changes in the fair value of the underlying instruments. The Company is also exposed to credit losses in the event of nonperformance of the counterparties. The Company's current credit exposure is limited to the value of derivatives that have become favorable to the Company. This credit risk is minimized by purchasing such agreements from financial institutions with high credit ratings and by establishing and monitoring exposure limits.

The Company's derivative transactions are generally documented under International Swaps and Derivatives Association, Inc. Master Agreements. Management believes that such agreements provide for legally enforceable set-off and close out netting of exposures to specific counterparties. Under such agreements, in connection with an early termination of a transaction, the Company is permitted to set off its receivable from a counterparty against its payables to the same counterparty arising out of all included transactions.

The notional amounts and credit exposure of the Company's derivative financial instruments by type are as follows (in millions):

                                                                                 December 31,
                                                                               2001                2000
                                                                     ------------------  ------------------
   Notional amounts of derivative instruments with
     regard to U.S. operations
   Foreign currency swaps..........................................      $  3,426.9           $  2,745.0
   Interest rate floors............................................         3,400.0              2,450.0
   Interest rate swaps.............................................         2,857.5              2,391.5
   Mortgage-backed forwards and options............................         9,250.7              1,898.3
   Swaptions.......................................................         3,570.0                697.7
   Bond forwards...................................................           357.4                  -
   Interest rate lock commitments..................................         2,565.9                  -
   Call options....................................................            30.0                 30.0
   U.S. Treasury futures...........................................           186.6                183.2
   Currency forwards...............................................             -                   39.4
   Treasury rate guarantees........................................            88.0                 60.0
   Other...........................................................            25.0                  -
                                                                     ------------------  ------------------
                                                                     ------------------  ------------------
                                                                          $25,758.0            $10,495.1
                                                                     ==================  ==================
   Credit exposure of derivative instruments with
     regard to U.S. operations
   Foreign currency swaps...........................................   $       41.4          $      45.3
   Interest rate floors.............................................           13.2                 20.0
   Interest rate swaps..............................................           28.1                 14.1
   Mortgage-backed forwards and options.............................           41.7                  -
   Swaptions........................................................            8.7                 11.8
   Call options.....................................................            8.9                 12.3
   Currency forwards................................................            -                    5.5
   Other............................................................            0.1                  -
                                                                     ------------------- ------------------
                                                                     ------------------- ------------------
                                                                        $     142.1           $    109.0
                                                                     =================== ==================

The net interest effect of interest rate and currency swap transactions is recorded as an adjustment to net investment income or interest expense, as appropriate, over the periods covered by the agreements. The cost of derivative instruments related to residential mortgage loan servicing rights is included in the basis of the derivatives. These derivatives are marked-to-market with the changes in market value reported in operating expenses on the consolidated statements of operations.

The fair value of the Company's derivative instruments, identified as hedges and classified as assets at December 31, 2001, was $283.1 million. Of this amount, the fair value of derivatives related to investment hedges was $100.8 million and was reported with other invested assets on the consolidated statement of financial position. The fair value of derivatives related to residential mortgage loan servicing rights and residential mortgage loans was $182.3 million and is reported with other assets on the consolidated statement of financial position. The fair value of derivative instruments classified as liabilities at December 31, 2001, was $449.7 million and was reported with other liabilities on the consolidated statement of financial position.

Fair Value Hedges

The Company uses fixed-to-floating rate interest rate swaps to more closely align the interest rate characteristics of certain assets and liabilities. In general, these swaps are used in asset and liability management to modify duration.

The Company also enters into currency exchange swap agreements to convert certain foreign denominated assets and liabilities into U.S. dollar floating-rate denominated instruments to eliminate the exposure to future currency volatility on those items.

In 2001, the Company recognized a pre-tax net gain of $95.5 million relating to its fair value hedges. This includes a net gain of $151.7 million related to the ineffective portion of its fair value hedges of residential mortgage loan servicing rights and a net loss of $43.6 million related to the change in the value of the servicing hedges that was excluded from the assessment of hedge effectiveness. The net gain on servicing hedges was reported with operating expenses on the consolidated statement of operations. The net gain of $95.5 million also includes a net loss of $12.6 million related to the ineffective portion of the Company's investment hedges, which was reported with net realized capital gains (losses) on the consolidated statement of operations.

Cash Flow Hedges

The Company also utilizes floating-to-fixed rate interest rate swaps to match cash flows.

The Company enters into currency exchange swap agreements to convert both principal and interest payments of certain foreign denominated assets and liabilities into U.S. dollar denominated fixed-rate instruments to eliminate the exposure to future currency volatility on those items.

In 2001, the Company recognized a $11.2 million after-tax decrease in value related to cash flow hedges in accumulated other comprehensive income. During this time period, none of the Company's cash flow hedges have been discontinued because it was probable that the original forecasted transaction would not occur by the end of the originally specified time period. The Company has not reclassified amounts from accumulated comprehensive income into earnings in the past twelve months, and it does not expect to reclassify any amounts in the next twelve months.

In most cases, zero hedge ineffectiveness for cash flow hedges is assumed because the derivative instrument was constructed such that all terms of the derivative match the hedged risk in the hedged item. As a result, the Company has recognized an immaterial amount in earnings due to cash flow hedge ineffectiveness.

The transition adjustment for the adoption of SFAS 133 resulted in a decrease to other comprehensive income of $36.9 million ($24.0 million after tax) representing the accumulation in other comprehensive income of the effective portion of the Company's cash flow hedges as of January 1, 2001. In 2001, $46.0 million ($29.9 million after tax) of loss representing the effective portion of the change in fair value of derivative instruments designated as cash flow hedges decreased accumulated other comprehensive income resulting in an ending balance of $(82.9) million ($(53.9) million after tax) at December 31, 2001.

Derivatives Not Designated as Hedging Instruments

The Company attempts to match the timing of when interest rates are committed on insurance products, residential mortgage loans and other new investments. However, timing differences may occur and can expose the Company to fluctuating interest rates. To offset this risk, the Company uses mortgage-backed forwards, over-the-counter options on mortgage-backed securities, U.S. Treasury futures contracts, options on Treasury futures, Treasury rate guarantees and interest rate floors to economically hedge anticipated transactions and to manage interest rate risk. Futures contracts are marked-to-market and settled daily, which minimizes the counterparty risk. Forward contracts are marked-to-market no less than quarterly. The Company's interest rate lock commitments on residential mortgage loans are also accounted for as derivatives.

Occasionally, the Company will sell a callable investment-type contract and may use interest rate swaptions or similar instruments to transform the callable liability into a fixed term liability. In addition, the Company may sell an investment-type contract with attributes tied to market indices in which case the Company writes an equity call option to convert the overall contract into a fixed rate liability, essentially eliminating the equity component altogether.

Although the above-mentioned derivatives are effective hedges from an economic standpoint, they do not meet the requirements for hedge accounting treatment under SFAS 133. As such, periodic changes in the market value of these instruments flow directly into net income. In 2001, gains of $68.3 million were recognized in income from market value changes of derivatives not receiving hedge accounting treatment.

7. Closed Block

In connection with the 1998 MIHC formation, the Company formed a Closed Block to provide reasonable assurance to policyholders included therein that, after the formation of the MIHC, assets would be available to maintain dividends in aggregate in accordance with the 1997 policy dividend scales, if the experience underlying such scales continued. The Company's assets were allocated to the Closed Block in an amount that produces cash flows which, together with anticipated revenue from policies and contracts included in the Closed Block, were expected to be sufficient to support the Closed Block policies, including but not limited to, provisions for payment of claims, certain expenses, charges and taxes, and to provide for continuation of policy and contract dividends in aggregate in accordance with the 1997 dividend scales, if the experience underlying such scales continues, and to allow for appropriate adjustments in such scales, if such experience changes. Due to adjustable life policies being included in the Closed Block, the Closed Block is charged with amounts necessary to properly fund for certain adjustments, such as face amount and premium increases, that are made to these policies after the Closed Block inception date. These amounts are referred to as Funding Adjustment Charges and are treated as capital transfers from the Closed Block.

Assets allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block. Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held by the Company. The Company will continue to pay guaranteed benefits under all policies, including the policies within the Closed Block, in accordance with their terms. If the assets allocated to the Closed Block, the investment cash flows from those assets and the revenues from the policies included in the Closed Block, including investment income thereon, prove to be insufficient to pay the benefits guaranteed under the policies included in the Closed Block, the Company will be required to make such payments from its general funds. No additional policies were added to the Closed Block, nor was the Closed Block affected in any other way, as a result of the demutualization.

A policyholder dividend obligation is required to be established for earnings in the Closed Block that are not available to shareholders. A model of the Closed Block was established to produce the pattern of expected earnings in the Closed Block (adjusted to eliminate the impact of related amounts in accumulated other comprehensive income). If actual cumulative earnings of the Closed Block are greater than the expected cumulative earnings of the Closed Block, only the expected cumulative earnings will be recognized in income with the excess recorded as a policyholder dividend obligation. This policyholder dividend obligation represents undistributed accumulated earnings that will be paid to Closed Block policyholders as additional policyholder dividends unless offset by future performance of the Closed Block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, only actual earnings will be recognized in income. At December 31, 2001, cumulative actual earnings, including consideration of net unrealized gains, has been less than cumulative expected earnings. Therefore, no policyholder dividend obligation has been recognized.

Closed Block liabilities and assets designated to the Closed Block are as follows:

                                                                           December 31,
                                                                  2001                      2000
                                                        ------------------------- -------------------------
                                                                          (in millions)
   Closed Block liabilities
   Future policy benefits and claims.................             $5,248.7                 $5,051.5
   Other policyholder funds..........................                 20.3                      4.8
   Policyholder dividends payable....................                376.6                    402.2
   Other liabilities.................................                 11.8                     22.6
                                                        ------------------------- -------------------------
                                                        ------------------------- -------------------------
     Total Closed Block liabilities..................              5,657.4                  5,481.1

                                                                           December 31,
                                                                  2001                      2000
                                                        ------------------------- -------------------------
                                                                          (in millions)
   Assets designated to the Closed Block
   Fixed maturities, available-for-sale..............             $2,466.3                 $2,182.2
   Equity securities, available-for-sale.............                 23.4                      -
   Mortgage loans....................................                880.0                    919.4
   Real estate.......................................                  -                        0.2
   Policy loans......................................                792.5                    770.0
   Other investments.................................                  6.9                      1.1
                                                        ------------------------- -------------------------
                                                        ------------------------- -------------------------
     Total investments...............................              4,169.1                  3,872.9

   Cash and cash equivalents (deficit)...............                 (8.0)                    22.7
   Accrued investment income.........................                 77.2                     72.3
   Deferred tax asset................................                 80.8                     97.8
   Premiums due and other receivables................                 33.3                     33.8
                                                        ------------------------- -------------------------
                                                        ------------------------- -------------------------
     Total assets designated to the Closed Block.....              4,352.4                  4,099.5
                                                        ------------------------- -------------------------
                                                        ------------------------- -------------------------

   Excess of Closed Block liabilities over assets
     designated to the Closed Block..................              1,305.0                  1,381.6

   Amounts included in other comprehensive
     income..........................................                 43.6                     27.2
                                                        ------------------------- -------------------------
                                                        ------------------------- -------------------------

   Maximum future earnings to be recognized from
     Closed Block assets and liabilities.............             $1,348.6                 $1,408.8
                                                        ========================= =========================

Closed Block revenues and expenses were as follows:

                                                            For the year ended December 31,
                                                   2001                2000                  1999
                                             ------------------  ------------------  ----------------------
                                                                     (in millions)
   Revenues
   Premiums and other considerations.......      $   742.1           $   752.4             $   764.4
   Net investment income...................          311.8               289.9                 269.2
   Net realized capital losses.............          (19.7)               (4.9)                 (2.0)
                                             ------------------  ------------------  ----------------------
                                             ------------------  ------------------  ----------------------
     Total revenues........................        1,034.2             1,037.4               1,031.6

   Expenses
   Benefits, claims, and settlement
     expenses..............................          614.4               601.2                 614.6
   Dividends to policyholders..............          305.8               307.7                 295.9
   Operating expenses......................           12.7                13.6                  13.2
                                             ------------------  ------------------  ----------------------
                                             ------------------  ------------------  ----------------------
     Total expenses........................         932.9                922.5                 923.7
                                             ------------------  ------------------  ----------------------
                                             ------------------  ------------------  ----------------------

   Closed Block revenue, net of Closed
     Block expenses, before income taxes...          101.3               114.9                 107.9
   Income taxes............................           33.5                38.4                  37.0
                                             ------------------  ------------------  ----------------------
                                             ------------------  ------------------  ----------------------
   Closed Block revenue, net of Closed                67.8                76.5                  70.9
     Block expenses and income taxes.......
   Funding adjustment charges..............           (7.6)              (12.0)                (12.2)
                                             ------------------  ------------------  ----------------------
                                             ------------------  ------------------  ----------------------
   Closed Block revenue, net of Closed          $     60.2          $     64.5            $     58.7
     Block expenses, income tax and funding
     adjustment charges....................  ==================  ==================  ======================

The change in maximum future earnings of the Closed Block was as follows:

                                                                           December 31,
                                                                  2001                      2000
                                                         -----------------------  -------------------------
                                                                           (in millions)

   Beginning of year..................................            $1,408.8                 $1,473.3
   End of year........................................             1,348.6                  1,408.8
                                                         -----------------------  -------------------------
                                                         -----------------------  -------------------------
   Change in maximum future earnings..................            $  (60.2)                $  (64.5)
                                                         =======================  =========================

The Company charges the Closed Block with federal income taxes, payroll taxes, state and local premium taxes and other state or local taxes, licenses and fees as provided in the plan of reorganization.

8. Deferred Policy Acquisition Costs

Policy acquisition costs deferred and amortized in 2001, 2000 and 1999 are as follows (in millions):

                                                                        December 31,
                                                         2001               2000               1999
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------

   Balance at beginning of year..................        $1,333.3           $1,430.9           $1,104.7
   Cost deferred during the year.................           249.0              263.9              253.8
   Amortized to expense during the year..........          (198.5)            (239.2)            (173.7)
   Effect of unrealized (gains) losses...........           (61.5)            (122.3)             246.1
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
   Balance at end of year........................        $1,322.3           $1,333.3             $1,430.9
                                                   ================== ================== ==================

9. Insurance Liabilities

Contractholder Funds

Major components of contractholder funds in the consolidated statements of financial position, are summarized as follows (in millions):

                                                                                 December 31,
                                                                            2001               2000
                                                                     ------------------- ------------------
                                                                     ------------------- ------------------
   Liabilities for investment-type contracts:
     Guaranteed investment contracts................................       $14,123.5           $14,779.6
     U.S. funding agreements........................................           307.1               772.1
     International funding agreements backing medium-term notes.....         3,298.4             2,475.3
     International funding agreements...............................           723.9                 -
     Other investment-type contracts................................         2,272.1             2,537.0
                                                                     ------------------- ------------------
   Total liabilities for investment-type contracts.................         20,725.0            20,564.0

   Liabilities for individual annuities............................          2,557.6             2,442.7
   Universal life and other reserves...............................          1,382.0             1,293.5
                                                                     ------------------- ------------------
   Total contractholder funds......................................        $24,664.6           $24,300.2
                                                                     =================== ==================

The Company's guaranteed investment contracts and funding agreements contain provisions limiting early surrenders, including penalties for early surrenders and minimum notice requirements. Put provisions give customers the option to terminate a contract prior to maturity, provided they give a minimum notice period.

The following table presents U.S. GAAP reserves for guaranteed investment contracts and funding agreements by withdrawal provisions (in millions):

                                                         December 31, 2001
                                                         ------------------
                                                         ------------------
   Book Value Out (1)
   Puttable:
     Less than 30 days' put.............................. $         -
     30 to 89 days' put..................................           -
     90 to 180 days' put.................................           -
     More than 180 days' put.............................          55.1
     No active put provision (2).........................           -
                                                         ------------------
                                                         ------------------
   Total puttable........................................          55.1

   Surrenderable:
     Book value out without surrender charge.............          22.9
     Book value out with surrender charge................         396.3
                                                         ------------------
                                                         ------------------
   Total surrenderable...................................         419.2
                                                         ------------------
                                                         ------------------
   Total book value out..................................         474.3

   Market Value Out (3)
   Less than 30 days' notice.............................          26.9
   30 to 89 days' notice.................................         281.9
   90 to 180 days' notice................................       1,133.6
   More than 180 days' notice............................       4,795.6
   No active surrender provision.........................         238.5
                                                         ------------------
                                                         ------------------
   Total market value out................................

   Not puttable or surrenderable.........................      11,502.1
                                                         ------------------
                                                         ------------------
   Total GICs and funding agreements.....................     $18,452.9
                                                         ==================
------------------
(1) Book Value Out: The amount equal to the sum of deposits less withdrawals with interest accrued at the contractual interest rate.
(2) Contracts currently in initial lock-out period but which will become puttable with 90 days' notice at some time in the future.
(3) Market Value Out: The amount equal to the book value out plus a market value adjustment to adjust for changes in interest rates.

Funding agreements are issued to non-qualified institutional investors both in domestic and international markets. The Company has a $4.0 billion international program, under which a consolidated offshore special purpose entity was created to issue nonrecourse medium-term notes. Under the program, the proceeds of each note series issuance are used to purchase a funding agreement from the Company, which is used to secure that particular series of notes. The payment terms of any particular series of notes match the payment terms of the funding agreement that secures that series. Claims for principal and interest under those international funding agreements are afforded equal priority to claims of life insurance and annuity policyholders under insolvency provisions of Iowa Insurance Laws and, accordingly, are reported as contractholder funds liabilities in the Company's consolidated statement of financial position. In general, the medium-term note funding agreements do not give the contractholder the right to terminate prior to contractually stated maturity dates, absent the existence of certain circumstances which are largely within the Company's control. As of December 31, 2001, the contractual maturities were 2002 - $160.2 million; 2003 - $496.1 million; 2004 - $470.2 million; 2005 - $714.5 million;
2006 - $98.9 million; and thereafter - $1,358.5 million.

In February 2001, the Company agreed to issue up to $3.0 billion of funding agreements under another program to support the prospective issuance by an unaffiliated entity of medium-term notes in both domestic and international markets. The unaffiliated entity is not consolidated in the Company's financial statements. The funding agreements issued to the unaffiliated entity are reported as contractholder funds liabilities in the Company's consolidated statement of financial position. As of December 31, 2001, $723.9 million has been issued under this program.

Future Policy Benefits and Claims

Activity in the liability for unpaid accident and health claims, which is included with future policy benefits and claims in the consolidated statements of financial position, is summarized as follows (in millions):

                                                                        December 31,
                                                         2001               2000               1999
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------

   Balance at beginning of year..................       $   705.0          $   721.7          $   641.4

   Incurred:
     Current year................................         1,597.1            1,788.1            1,872.2
     Prior years.................................           (17.5)             (17.8)              (6.2)
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
   Total incurred................................         1,579.6            1,770.3            1,866.0

   Payments:
     Current year................................         1,283.2            1,447.3            1,466.3
     Prior years.................................           286.6              339.7              319.4
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
   Total payments................................         1,569.8            1,787.0            1,785.7

   Balance at end of year:
     Current year................................           313.9              340.8              405.9
     Prior years.................................           400.9              364.2              315.8
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
   Total balance at end of year..................       $   714.8          $   705.0          $   721.7
                                                   ================== ================== ==================

The activity summary in the liability for unpaid accident and health claims shows a decrease of $17.5 million, $17.8 million and $6.2 million to the December 31, 2000, 1999 and 1998 liability for unpaid accident and health claims, respectively, arising in prior years. Such liability adjustments, which affected current operations during 2001, 2000 and 1999, respectively, resulted from developed claims for prior years being different than were anticipated when the liabilities for unpaid accident and health claims were originally estimated. These trends have been considered in establishing the current year liability for unpaid accident and health claims.

On September 11, 2001, terrorist attacks in the U.S. resulted in significant loss of life and property, as well as interruption of business activities and an overall disruption of the world economy. As of December 31, 2001, the Company recognized $6.7 million (net of income tax and reinsurance) in losses from individual and group life and disability insurance claims as a result of these events.

10. Debt

Short-Term Debt

Short-term debt consists primarily of a payable to Principal Financial Services, Inc. of $1,087.8 million and $926.9 million as of December 31, 2001 and 2000, respectively. Interest paid on intercompany debt was $39.7 million and $46.8 million during 2001 and 2000, respectively. Short-term debt also consists of outstanding balances on revolving credit facilities with various financial institutions. At December 31, 2001, the Company and certain subsidiaries had credit facilities with various financial institutions in an aggregate amount of $825.0 million. These credit facilities include $780.0 million to finance a CMBS pipeline, of which $290.6 million is outstanding at December 31, 2001, and $45.0 million of unused lines of credit for short-term debt used for general corporate purposes.

The weighted average interest rates on short-term borrowings as of December 31, 2001 and 2000, were 2.46% and 7.41%, respectively.

Long-Term Debt

The components of long-term debt as of December 31, 2001 and December 31, 2000 are as follows (in millions):

                                                    December 31,
                                                 2001               2000
                                              ------------- ------------------
                                              ------------- ------------------

   7.875% surplus notes payable, due 2024.....   $199.0             $198.9
   8% surplus notes payable, due 2044.........     99.1               99.1
   Non-recourse mortgages and notes payable...    150.3              149.8
   Other mortgages and notes payable..........    169.2              224.5
                                              ------------- ------------------
                                              ------------- ------------------
   Total long-term debt.......................   $617.6             $672.3
                                              ============= ==================

The amounts included above are net of the discount and direct costs associated with issuing these notes, which are being amortized to expense over their respective terms using the interest method.

On March 10, 1994, Principal Life issued $300.0 million of surplus notes, including $200.0 million due March 1, 2024, at a 7.875% annual interest rate and the remaining $100.0 million due March 1, 2044, at an 8% annual interest rate. No affiliates of the Company hold any portion of the notes. Each payment of interest and principal on the notes, however, may be made only with the prior approval of the Commissioner of Insurance of the State of Iowa (the "Commissioner") and only to the extent that Principal Life has sufficient surplus earnings to make such payments. For each of the years ended December 31, 2001, 2000 and 1999, interest of $23.8 million was approved by the Commissioner, paid and charged to expense.

Subject to Commissioner approval, the surplus notes due March 1, 2024, may be redeemed at Principal Life's election on or after March 1, 2004, in whole or in part at a redemption price of approximately 103.6% of par. The approximate 3.6% premium is scheduled to gradually diminish over the following ten years. These surplus notes may then be redeemed on or after March 1, 2014, at a redemption price of 100% of the principal amount plus interest accrued to the date of redemption.

In addition, subject to Commissioner approval, the notes due March 1, 2044, may be redeemed at Principal Life's election on or after March 1, 2014, in whole or in part at a redemption price of approximately 102.3% of par. The approximate 2.3% premium is scheduled to gradually diminish over the following ten years. These notes may be redeemed on or after March 1, 2024, at a redemption price of 100% of the principal amount plus interest accrued to the date of redemption.

The mortgages and other notes payable are financings for real estate developments. The Company has obtained loans with various lenders to finance these developments. Outstanding principal balances as of December 31, 2001, range from $0.1 million to $101.9 million per development with interest rates generally ranging from 7.2% to 8.6%. Outstanding principal balances as of December 31, 2000, range from $0.5 million to $102.8 million per development with interest rates generally ranging from 6.9% to 8.6%.

At December 31, 2001, future annual maturities of the long-term debt are as follows (in millions):

   2002.................................................           $165.1
   2003.................................................              5.6
   2004.................................................              2.4
   2005.................................................              2.6
   2006.................................................              2.8
   Thereafter...........................................            439.1
                                                            -------------------
                                                            -------------------
   Total future maturities of the long-term debt........           $617.6
                                                             ==================

Cash paid for interest for 2001, 2000 and 1999, was $43.9 million, $42.0 million and $95.5 million, respectively. These amounts include interest paid on taxes during these years.

11. Income Taxes

The Company's income tax expense (benefit) is as follows (in millions):

                                                               For the year ended December 31,
                                                         2001               2000               1999
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
   Current income taxes:
     Federal.....................................        $  30.0             $195.2            $  84.1
     State and foreign...........................           30.0               12.2               12.6
     Net realized capital gains (losses).........         (210.1)              29.6              162.3
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
   Total current income taxes (benefit)..........         (150.1)             237.0              259.0
   Deferred income taxes.........................          242.5               11.8               64.5
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
   Total income taxes............................        $  92.4             $248.8             $323.5
                                                   ================== ================== ==================

The Company's provision for income taxes may not have the customary relationship of taxes to income. Differences between the prevailing corporate income tax rate of 35% times the pre-tax income and the Company's effective tax rate on pre-tax income are generally due to inherent differences between income for financial reporting purposes and income for tax purposes, and the establishment of adequate provisions for any challenges of the tax filings and tax payments to the various taxing jurisdictions. A reconciliation between the corporate income tax rate and the effective tax rate is as follows:

                                                               For the year ended December 31,
                                                         2001               2000               1999
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------

   Statutory corporate tax rate..................          35%                35%                35%
   Dividends received deduction..................         (13)                (5)                (3)
   Interest exclusion from taxable income........          (3)                (1)                 -
   Other.........................................           1                 (1)                (3)
                                                   ------------------ ------------------ ------------------
   Effective tax rate............................          20%                28%                29%
                                                   ================== ================== ==================

Significant components of the Company's net deferred income taxes are as follows (in millions):

                                                                                 December 31,
                                                                            2001               2000
                                                                     ------------------- ------------------
                                                                     ------------------- ------------------
   Deferred income tax assets (liabilities):
     Insurance liabilities..........................................       $ 131.6             $ 181.1
     Deferred policy acquisition costs..............................        (373.1)             (360.1)
     Net unrealized gains on available for sale securities..........        (202.0)              (59.1)
     Mortgage loan servicing rights.................................        (355.2)             (206.3)
     Other..........................................................          16.0                52.3
                                                                     ------------------- ------------------
                                                                     ------------------- ------------------
   Total deferred income tax liabilities............................       $(782.7)            $(392.1)
                                                                     =================== ==================

At December 31, 2001, the Company's net deferred tax liability was $782.7 million. There were no international net deferred tax assets in 2001. At December 31, 2000, the Company's net deferred tax liability was comprised of international net deferred tax assets of $6.9 million, which have been included in other assets, and $399.0 million of U.S. net deferred tax liabilities. The net deferred tax liabilities were included in deferred income taxes in the consolidated statements of financial position.

The Internal Revenue Service (the "Service") has completed examination of the U.S. consolidated federal income tax returns of the Company and affiliated companies for 1996 and prior years. The Service has also begun to examine returns for 1997 and 1998. The Company believes that there are adequate defenses against or sufficient provisions for any challenges.

Undistributed earnings of certain foreign subsidiaries are considered indefinitely reinvested by the Company. A tax liability will be recognized when the Company expects distribution of earnings in the form of dividends, sale of the investment or otherwise.

Cash paid for income taxes was $69.3 million in 2001, $131.9 million in 2000 and $275.6 million in 1999.

12. Employee and Agent Benefits

The Company has defined benefit pension plans covering substantially all of its employees and certain agents. Some of these plans provide supplemental pension benefits to employees with salaries and/or pension benefits in excess of the qualified plan limits imposed by federal tax law. The employees and agents are generally first eligible for the pension plans when they reach age 21. For plan participants employed prior to January 1, 2002, the pension benefits are based on the greater of a final average pay benefit or a cash balance benefit. The final average pay benefit is based on the years of service and generally the employee's or agent's average annual compensation during the last five years of employment. Partial benefit accrual of final average pay benefits is recognized from first eligibility until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. The cash balance portion of the plan will start on January 1, 2002. An employee's account will be credited with an amount based on the employee's salary, age and service. These credits will accrue with interest. For plan participants hired on and after January 1, 2002, only the cash balance plan applies. The Company's policy is to fund the cost of providing pension benefits in the years that the employees and agents are providing service to the Company. The Company's funding policy for all plans is to deposit the U.S. GAAP-related net periodic pension cost using long-term assumptions, unless the U.S. GAAP funded status is positive, in which case no deposit is made. Prior to 2001, the Company's funding policy was to deposit an amount within the range of U.S. GAAP net periodic pension cost and the sum of the actuarial normal cost and any change in the unfunded accrued liability over a 30-year period as a percentage of compensation.

As a result of Principal Mutual Holding Company's demutualization, the qualified defined benefit pension plan received $56.7 million in compensation which will be amortized over the remaining service period of plan participants.

The Company also provides certain health care, life insurance and long-term care benefits for retired employees. Retiree health benefits are provided for employees hired prior to January 1, 2002, while retiree long-term care benefits are provided for employees whose retirement was effective prior to July 1, 2000. Covered employees are first eligible for these postretirement benefits when they reach age 57 and have completed ten years of service with the Company. Partial benefit accrual of these health, life and long-term care benefits is recognized from the employee's date of hire until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. The Company's policy is to fund the cost of providing retiree benefits in the years that the employees are providing service to the Company. The Company's funding policy for all plans is to deposit the U.S. GAAP-related net periodic postretirement benefit cost using long-term assumptions unless the U.S. GAAP funded status is positive, in which case no deposit is made. Prior to 2001, the Company's funding policy was to deposit an amount within the range of U.S. GAAP net periodic postretirement cost and the sum of the actuarial normal cost and any change in the unfunded accrued liability over a 30-year period as a percentage of compensation.

As a result of Principal Mutual Holding Company's demutualization, the postretirement benefit plans received $11.3 million in compensation, which will be used to pay benefit claims and participant contributions, with the remainder to be amortized over the remaining service period of plan participants.

The plans' combined funded status, reconciled to amounts recognized in the consolidated statements of financial position and consolidated statements of operations, is as follows (dollars in millions):

                                                    Pension benefits         Other postretirement benefits
                                              ------------------------------ ------------------------------
                                              ------------------------------ ------------------------------
                                                      December 31,                   December 31,
                                                   2001           2000           2001            2000
                                              --------------- -------------- -------------- ---------------
   Change in benefit obligation
   Benefit obligation at beginning of year..    $  (797.3)      $  (732.5)       $(221.8)       $(227.9)
   Service cost.............................        (31.2)          (35.0)          (8.3)         (10.4)
   Interest cost............................        (59.3)          (57.5)         (15.6)         (19.0)
   Actuarial gain (loss)....................        (42.0)           (2.7)         (25.7)           3.7
   Benefits paid............................         31.7            30.4            9.6            -
   Other....................................         42.1             -             30.7           31.8
                                              --------------- -------------- -------------- ---------------
   Benefit obligation at end of year........    $  (856.0)      $  (797.3)       $(231.1)       $(221.8)
                                              =============== ============== ============== ===============

   Change in plan assets
   Fair value of plan assets at beginning of
     year...................................     $1,115.4        $1,059.8        $ 359.8        $ 345.5
   Actual return (loss) on plan assets......        (15.7)           75.1            5.6           13.7
   Employer contribution....................          9.0            10.9            1.4           18.6
   Benefits paid............................        (31.7)          (30.4)          (4.4)         (18.0)
   Other....................................       (124.5)            -              -              -
                                              --------------- -------------- -------------- ---------------
   Fair value of plan assets at end of year.    $   952.5        $1,115.4         $362.4        $ 359.8
                                              =============== ============== ============== ===============

   Funded status............................   $     96.5       $   318.1         $131.3        $ 138.0
   Unrecognized net actuarial gain..........        (65.3)         (194.2)          (0.6)         (19.4)
   Unrecognized prior service (cost) benefit          7.6             9.2          (28.2)         (29.8)
   Unamortized transition obligation (asset)         (2.7)          (14.2)           -              0.3
                                              --------------- -------------- -------------- ---------------
                                              --------------- -------------- -------------- ---------------
   Other assets - prepaid benefit cost......   $     36.1       $   118.9         $102.5       $   89.1
                                              =============== ============== ============== ===============
                                              =============== ============== ============== ===============

   Weighted-average assumptions as of
      December 31
   Discount rate............................      7.50%           8.00%          7.50%          8.00%

                                                    Pension benefits         Other postretirement benefits
                                              ------------------------------ ------------------------------
                                              ------------------------------ ------------------------------
                                                      December 31,                   December 31,
                                                   2001           2000            2001           2000
                                              --------------- -------------- --------------- --------------
   Components of net periodic benefit cost
   Service cost.............................   $     31.2      $     35.0       $    8.3       $   10.4
   Interest cost............................         59.3            57.5           15.6           19.0
   Expected return on plan assets...........        (99.2)          (81.3)         (32.3)         (25.1)
   Amortization of prior service (cost)
     benefit................................          1.7             1.7           (2.6)           -
   Amortization of transition (asset)
     obligation.............................        (11.5)          (11.5)           0.3            2.3
   Recognized net actuarial gain............        (14.1)          (12.5)          (1.3)          (1.1)
                                              --------------- -------------- -------------- ---------------
                                              --------------- -------------- -------------- ---------------
   Net periodic benefit cost (income).......   $    (32.6)     $    (11.1)       $ (12.0)     $     5.5
                                              =============== ============== ============== ===============

Effective January 1, 2000, the Company amended the method of determining postretirement health benefit plan contributions and terminated long-term care coverage for participants retiring on and subsequent to July 1, 2000. The result of these amendments decreased the postretirement benefit obligation by $31.8 million and was partially offset by the remaining portion of the original transition obligation. During 2001, the Company reclassified assets supporting non-qualified pension plan liabilities through a reduction in contractholder funds and an increase in invested assets.

For 2001 and 2000, the expected long-term rates of return on plan assets for pension benefits were 9.0% and 8.1%, respectively, on a pre-tax basis. The assumed rate of increase in future compensation levels varies by age for both the qualified and non-qualified pension plans.

For 2001 and 2000, the expected long-term rates of return on plan assets for other post-retirement benefits varied by benefit type and employee group and ranged from 7.8% to 9.3% and 8.0% to 8.1%, respectively, on a pre-tax basis.

The assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligations starts at 9% in 2001 and declines to an ultimate rate of 6% in 2011. Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans.

A one-percentage-point change in assumed health care cost trend rates would have the following effects (in millions):

                                                                    1-percentage-point  1-percentage-point
                                                                         increase            decrease
                                                                    ------------------- -------------------

   Effect on total of service and interest cost components.......         $  5.3             $  (6.0)
   Effect on accumulated postretirement benefit obligation.......           50.1               (40.2)

In addition, the Company has defined contribution plans that are generally available to all employees and agents who are age 21 or older. Eligible participants may contribute up to 20% of their compensation. The Company matches the participant's contribution at a 50% contribution rate up to a maximum Company contribution of 3% of the participant's compensation in 2001 and 2000, and 2% of the participant's compensation in 1999. The defined contribution plan allows employees to choose among various investment options, including PFG's common stock. The Company contributed $17.9 million in 2001, $16.0 million in 2000 and $11.0 million in 1999 to these defined contribution plans.

As a result of the Principal Mutual Holding Company's demutualization, the defined contribution plans received $19.7 million in compensation, which was allocated to participant accounts.

13. Commitments and Contingencies

Leases

The Company, as a lessor, leases industrial, office, retail and other investment real estate properties under various operating leases. Rental income for all operating leases totaled $178.4 million in 2001, $292.5 million in 2000 and $356.8 million in 1999.

At December 31, 2001, future minimum annual rental commitments under these noncancelable operating leases are as follows (in millions):

                                                    Held for           Held for           Total rental
                                                      sale            investment          commitments
                                                ------------------ -----------------  ---------------------
                                                ------------------ -----------------  ---------------------

   2002.......................................        $  51.9            $  72.3              $124.2
   2003.......................................           49.5               60.0               109.5
   2004.......................................           46.5               49.0                95.5
   2005.......................................           40.3               38.5                78.8
   2006.......................................           36.7               25.7                62.4
   Thereafter.................................          202.3               57.7               260.0
                                                ------------------ -----------------  ---------------------
                                                ------------------ -----------------  ---------------------
   Total future minimum lease receipts........         $427.2             $303.2              $730.4
                                                ================== =================  =====================

The Company, as a lessee, leases office space, data processing equipment, corporate aircraft and office furniture and equipment under various operating leases. Rental expense for all operating leases totaled $57.9 million in 2001, $66.3 million in 2000 and $78.5 million in 1999. At December 31, 2001, future minimum annual rental commitments under these noncancelable operating leases are as follows (in millions):

   2002..............................................................................         $  44.0
   2003..............................................................................            34.8
   2004..............................................................................            22.9
   2005..............................................................................            11.1
   2006..............................................................................             7.9
   Thereafter........................................................................            15.4
                                                                                        -------------------
                                                                                                136.1
   Less future sublease rental income on these noncancelable leases..................             0.5
                                                                                        -------------------
   Total future minimum lease payments...............................................          $135.6
                                                                                        ===================

Litigation

The Company is a plaintiff or defendant in actions arising out of its operations. The Company is, from time to time, also involved in various governmental and administrative proceedings. While the outcome of any pending or future litigation cannot be predicted, management does not believe that any pending litigation will have a material adverse effect on the Company's business, financial condition or results of operations. However, no assurances can be given that such litigation would not materially and adversely affect the Company's business, financial condition or results of operations.

Other companies in the life insurance industry have historically been subject to substantial litigation resulting from claims disputes and other matters. Most recently, such companies have faced extensive claims, including class-action lawsuits, alleging improper life insurance sales practices. Negotiated settlements of such class-action lawsuits have had a material adverse effect on the business, financial condition and results of operations of certain of these companies. The Company is currently a defendant in two class-action lawsuits which allege improper sales practices.

In 2000, the Company reached an agreement in principle to settle these two class-action lawsuits alleging improper sales practices. In April 2001, the proposed settlement of the class-action lawsuits received court approval. In agreeing to the settlement, the Company specifically denied any wrongdoing. The Company has accrued a loss reserve for its best estimate based on information available. As uncertainties continue to exist in resolving this matter, it is reasonably possible that, as the actual cost of the claims subject to alternative dispute resolution becomes available, the final cost of settlement could exceed the Company's estimate. The range of any additional cost related to the settlement cannot be presently estimated; however, the Company believes the settlement will not have a material impact on its business, financial condition or results of operations. A number of persons and entities who were eligible to be class members have excluded themselves from the class (or "opted out"), as the law permits them to do. The Company has been notified that some of those who opted out from the class will file lawsuits and make claims similar to those addressed by the settlement. Some of these lawsuits are presently on file.

Insurance Guaranty Assessments

The Company is also subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against life and health insurance companies for the benefit of policyholders and claimants in the event of insolvency of other life and health insurance companies. The assessments may be partially recovered through a reduction in future premium taxes in some states. The Company believes such assessments in excess of amounts accrued would not materially affect its financial condition or results of operations.

Securities Held for Collateral

The Company held $759.9 million in mortgage-backed securities in trust at December 31, 2001, to satisfy collateral requirements associated with the Company's mortgage banking segment and derivatives credit support agreements.

14. Stockholder's Equity

Common Stock

The Company has one class of common stock ($.01 par value, 5.0 million shares authorized, 2.5 million issued and outstanding) wholly owned indirectly by PFG.

Treasury Stock

As a result of the demutualization, the Company's ultimate parent, PFG, issued
363.7 thousand shares of its common stock with a value of $6.7 million to rabbi trusts held by the Company for certain benefit plans. These shares were reported as treasury stock and additional paid-in capital in the consolidated statement of stockholder's equity at December 31, 2001.

Other Comprehensive Income

Comprehensive income (loss) includes all changes in stockholder's equity during a period except those resulting from investments by stockholders and distributions to stockholders.

The components of accumulated other comprehensive income are as follows (in millions):

                                                              Net
                                          Net unrealized    unrealized
                                         gains (losses)     gains(losses)   Foreign
                                              on               on           currency     Accumulated other
                                        available-for-sale  derivative     translation     comprehensive
                                           securities       instruments     adjustment      income (loss)
                                       ----------------- --------------------------------------------------
                                       ----------------- --------------------------------------------------

   Balances at January 1, 1999.......      $   742.3          $  3.6         $(28.9)        $   717.0
   Net change in unrealized gains
     (losses) on fixed maturities,
     available-for-sale..............       (1,375.1)            -              -            (1,375.1)
   Net change in unrealized gains
     (losses) on equity securities,
     available-for-sale, including
     seed money in separate accounts.         (131.7)            -              -              (131.7)
   Adjustments for assumed changes
     in amortization pattern:
       Deferred policy acquisition
         costs.......................          246.1             -              -               246.1
       Unearned revenue reserves.....          (29.5)            -              -               (29.5)
   Net change in unrealized gains/
     (losses) on derivative
     instruments.....................            -             (11.0)           -               (11.0)
   Provision for deferred income tax
     benefit.........................          449.2             3.9            -               453.1
   Change in net foreign currency
     translation adjustment..........            -               -            (31.1)            (31.1)
                                       ----------------- --------------------------------------------------
                                       ----------------- --------------------------------------------------
   Balances at December 31, 1999.....          (98.7)           (3.5)         (60.0)           (162.2)
   Net change in unrealized gains
     (losses) on fixed maturities,
     available-for-sale..............          722.0            -               -               722.0
   Net change in unrealized gains
     (losses) on equity securities,
     available-for-sale, including
     seed money in separate accounts.         (268.6)           -               -              (268.6)
   Adjustments for assumed changes
     in amortization pattern:
       Deferred policy acquisition
         costs.......................         (122.6)           -               -              (122.6)
       Unearned revenue reserves.....           15.2            -               -                15.2
   Net change in unrealized gains/
     (losses) on derivative
     instruments.....................            -             (1.3)            -                (1.3)
   Provision for deferred income tax
     benefit.........................         (121.9)           0.5             -              (121.4)
   Change in net foreign currency
     translation adjustment..........            -              -              27.0              27.0
                                       -------------------------------- --------------- ------------------
                                       -------------------------------- --------------- ------------------
   Balances at December 31, 2000.....          125.4           (4.3)          (33.0)             88.1


                                                              Net
                                          Net unrealized    unrealized
                                         gains (losses)     gains(losses)   Foreign
                                              on               on           currency     Accumulated other
                                        available-for-sale  derivative     translation     comprehensive
                                           securities       instruments     adjustment      income (loss)
                                       ----------------- --------------------------------------------------
                                       ----------------- --------------------------------------------------

   Balances at December 31, 2000.....      $   125.4         $ (4.3)         $(33.0)       $     88.1
   Net change in unrealized gains
     (losses) on fixed maturities,
     available-for-sale..............          510.7             -              -               510.7
   Net change in unrealized gains
     (losses) on equity securities,
     available-for-sale, including
     seed money in separate accounts.           (2.5)            -              -                (2.5)
   Adjustments for assumed changes
     in amortization pattern:
       Deferred policy acquisition
         costs.......................          (61.3)            -              -               (61.3)
       Unearned revenue reserves.....            4.3             -              -                 4.3
   Net change in unrealized gains
     (losses) on derivative
     instruments.....................            -             (46.0)           -               (46.0)
   Dividends to parent...............           (1.3)            -             11.1               9.8
   Provision for deferred income tax
     benefit.........................         (160.5)           16.1            -              (144.4)
   Change in net foreign currency
     translation adjustment..........            -               -             23.9              23.9
   Cumulative effect of accounting
     change, net of related income
     taxes...........................           20.9           (24.0)         (11.1)            (14.2)
                                       ----------------- --------------------------------------------------
                                       ----------------- --------------------------------------------------
   Balances at December 31, 2001.....      $   435.7          $(58.2)       $  (9.1)        $   368.4
                                       ================= ==================================================

The following table sets forth the adjustments necessary to avoid duplication of items that are included as part of net income for a year that had been part of other comprehensive income in prior years (in millions):

                                                                             December 31,
                                                                  2001           2000            1999
                                                             --------------- -------------- ---------------
                                                             --------------- -------------- ---------------
   Unrealized gains (losses) on available-for-sale                $491.2          $252.6        $(1,037.9)
     securities arising during the year.............
   Adjustment for realized gains (losses) on
     available-for-sale securities included in net
     income...........................................            (234.8)          (29.4)           189.9
                                                             --------------- -------------- ---------------
                                                             --------------- -------------- ---------------
   Unrealized gains (losses) on available-for-sale                $256.4          $223.2       $   (848.0)
     securities, as adjusted...........................
                                                             =============== ============== ===============

The above table is presented net of tax, related changes in the amortization patterns of deferred policy acquisition costs and unearned revenue reserves.

Dividend Limitations

Under Iowa law, Principal Life may pay stockholder dividends only from the earned surplus arising from its business and must receive the prior approval of the Commissioner to pay a stockholder dividend if such a stockholder dividend would exceed certain statutory limitations. The current statutory limitation is the greater of 10% of Principal Life's policyholder surplus as of the preceding year-end or the net gain from operations from the previous calendar year. Based on this limitation and 2001 statutory results, Principal Life could pay approximately $640.3 million in stockholder dividends in 2002 without exceeding the statutory limitation.

In 2001 and 2000, Principal Life notified the Commissioner in advance of all stockholder dividend payments. Total stockholder dividends paid to its parent company in 2001 and 2000 were $734.7 million and $538.8 million, respectively.

In 1999, Principal Life notified the Commissioner in advance of all stockholder dividend payments and received approval for an extraordinary stockholder dividend of $250.0 million. Total stockholder dividends paid to its parent company in 1999 were $509.0 million.

15. Fair Value of Financial Instruments

The following discussion describes the methods and assumptions utilized by the Company in estimating its fair value disclosures for financial instruments. Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from these fair value disclosure requirements. The techniques utilized in estimating the fair values of financial instruments are affected by the assumptions used, including discount rates and estimates of the amount and timing of future cash flows. Care should be exercised in deriving conclusions about the Company's business, its value or financial position based on the fair value information of financial instruments presented below. The estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of the Company's financial instruments.

The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of timing, amount of expected future cash flows and the credit standing of counterparties. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument.

Fair values of public debt and equity securities have been determined by the Company from public quotations, when available. Private placement securities and other fixed maturities and equity securities are valued by discounting the expected total cash flows. Market rates used are applicable to the yield, credit quality and average maturity of each security.

Fair values of commercial mortgage loans are determined by discounting the expected total cash flows using market rates that are applicable to the yield, credit quality and maturity of each loan. Fair values of residential mortgage loans are determined by a pricing and servicing model using market rates that are applicable to the yield, rate structure, credit quality, size and maturity of each loan.

The fair values for assets classified as policy loans, other investments excluding equity investments in subsidiaries, cash and cash equivalents and accrued investment income in the accompanying consolidated statements of financial position approximate their carrying amounts.

Mortgage loan servicing rights represent the present value of estimated future net revenues from contractually specified servicing fees. The fair value was estimated with a valuation model using an internal prepayment model and discounted at a spread to London Inter-Bank Offer Rates.

The fair values of the Company's reserves and liabilities for investment-type insurance contracts (insurance, annuity and other policy contracts that do not involve significant mortality or morbidity risk and that are only a portion of the policyholder liabilities appearing in the consolidated statements of financial position) are estimated using discounted cash flow analyses (based on current interest rates being offered for similar contracts with maturities consistent with those remaining for the investment-type contracts being valued). The fair values for the Company's insurance contracts (insurance, annuity and other policy contracts that do involve significant mortality or morbidity risk), other than investment-type contracts, are not required to be disclosed. The Company does consider, however, the various insurance and investment risks in choosing investments for both insurance and investment-type contracts.

Fair values for debt issues are estimated using discounted cash flow analysis based on the Company's incremental borrowing rate for similar borrowing arrangements.

The carrying amounts and estimated fair values of the Company's financial instruments at December 31, 2001 and 2000, are as follows (in millions):

                                                     2001                               2000
                                       ---------------------------------- ---------------------------------
                                       ---------------- ----------------- ---------------- ----------------
                                       Carrying amount        Fair        Carrying amount       Fair
                                                              value                              value
                                       ---------------- ----------------- ---------------- ----------------
                                       ---------------- ----------------- ---------------- ----------------
   Assets (liabilities)
   Fixed maturities , available-for-
     sale (see Note 4)...............       $29,007.4        $29,007.4         $26,142.1        $26,142.1
   Fixed maturities, trading (see
     Note 4).........................            17.8             17.8               -                -
   Equity securities, available-for-
     sale (see Note 4)...............           798.7            798.7             710.3            710.3
   Mortgage loans....................        10,884.6         11,164.6          11,325.8         11,575.0
   Policy loans......................           831.9            831.9             803.6            803.6
   Other investments.................           426.5            426.5             413.0            413.0
   Cash and cash equivalents.........         1,077.7          1,077.7             998.6            998.6
   Accrued investment income.........           593.5            593.5             530.4            530.4
   Mortgage loan servicing rights....         1,778.5          1,811.0           1,084.4          1,193.5
   Investment-type insurance
     contracts.......................       (23,286.8)       (23,642.4)        (22,818.6)       (22,688.9)
   Short-term debt...................        (1,378.4)        (1,378.4)         (1,339.9)        (1,339.9)
   Long-term debt....................          (617.6)          (613.7)           (672.3)          (649.8)

16. Statutory Insurance Financial Information

Principal Life prepares statutory financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa (the "State of Iowa"). Currently "prescribed" statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC") as well as state laws, regulations and general administrative rules. "Permitted" statutory accounting practices encompass all accounting practices not so prescribed. The impact of any permitted accounting practices on statutory surplus is not material. The accounting practices used to prepare statutory financial statements for regulatory filings differ in certain instances from U.S. GAAP. Prescribed or permitted statutory accounting practices are used by state insurance departments to regulate Principal Life.

The NAIC revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual was effective January 1, 2001. The State of Iowa adopted the provisions of the revised manual without modification. The revised manual has changed, to some extent, prescribed statutory accounting practices and has resulted in changes to the accounting practices that Principal Life uses to prepare its statutory-basis financial statements.

The net impact of these changes to Principal Life's statutory-basis capital and surplus as of January 1, 2001, was not significant.

Statutory net income and statutory surplus of Principal Life are as follows (in millions):

                                 As of or for the year ended December 31,
                                2001               2000              1999
                              -------------- ----------------- -----------------
                              -------------- ----------------- -----------------

   Statutory net income.......$   415.0          $   912.0         $   713.7
   Statutory surplus..........  3,483.8            3,356.4           3,151.9

Life and health insurance companies are subject to certain risk-based capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2001, Principal Life meets the RBC requirements.

17. Segment Information

The Company provides financial products and services through the following segments: U.S. Asset Management and Accumulation, Life and Health Insurance and Mortgage Banking. In addition, there is a Corporate and Other segment. The segments are managed and reported separately because they provide different products and services, have different strategies or have different markets and distribution channels.

The U.S. Asset Management and Accumulation segment provides retirement and related financial products and services primarily to businesses, their employees and other individuals and provides asset management services to the Company's asset accumulation business, the life and health insurance operations and third-party clients.

The Life and Health insurance segment provides individual life and disability insurance to the owners and employees of businesses and other individuals in the U.S. and provides group life and health insurance to businesses in the U.S.

The Mortgage Banking segment originates and services residential mortgage loan products for customers primarily in the U.S.

The Corporate and Other segment manages the assets representing capital that has not been allocated to any other segment. Financial results of the Corporate and Other segment primarily reflect financing activities for the Company, income on capital not allocated to other segments, intersegment eliminations and non-recurring or other income or expenses not allocated to the segments based on review of the nature of such items. This segment also includes international operations that offer retirement products and services, annuities, mutual funds and life insurance through subsidiaries in Argentina, Chile, Mexico and Hong Kong. Over the past two years, the Company disposed of, distributed or dividended essentially all of its international operations to its parent, PFSI, described further in Note 3.

The Corporate and Other segment includes an equity ownership interest in Coventry Health Care, Inc. The ownership interest was initiated through a transaction in 1998, described further in Note 3. The Corporate and Other segment's equity in earnings of Coventry Health Care, Inc., which was included in net investment income, was $19.8 million and $20.0 million for the years ended December 31, 2001 and 2000, respectively.

The Company evaluates segment performance on segment operating earnings, which excludes the effect of net realized capital gains and losses, as adjusted, and non-recurring events and transactions. Net realized capital gains, as adjusted, are net of tax, related changes in the amortization pattern of deferred policy acquisition costs, recognition of front-end fee revenues for sales charges on pension products and services, net realized capital gains credited to customers and certain market value adjustments to fee revenues. Segment operating revenues exclude net realized capital gains and their impact on recognition of front-end fee revenues. Segment operating earnings is determined by adjusting U.S. GAAP net income for net realized capital gains and losses, as adjusted, and non-recurring items which management believes are not indicative of overall operating trends. While these items may be significant components in understanding and assessing the consolidated financial performance, management believes the presentation of segment operating earnings enhances the understanding of the Company's results of operations by highlighting earnings attributable to the normal, recurring operations of the business. However, segment operating earnings are not a substitute for net income determined in accordance with U.S. GAAP.

In 2001, the Company excluded $31.1 million of non-recurring items, net of tax, from net income for the presentation of operating earnings. The non-recurring items included (1) the negative effects of (a) expenses related to the demutualization; (b) a cumulative effect of change in accounting principle related to the implementation of SFAS 133; and (c) an increase to a loss contingency reserve for sales practices litigation; and (2) the positive effect of investment income generated from the proceeds of the IPO.

In 2000, the Company excluded $101.0 million of non-recurring items, net of tax, from net income for the presentation of operating earnings. The non-recurring items included the negative effects of (a) a loss contingency reserve established for sales practices litigation; and (b) expenses related to the development of a plan of demutualization.

The accounting policies of the segments are similar to those as described in
Note 1, with the exception of capital allocation. The Company allocates capital to its segments based upon an internal capital model that allows management to more effectively manage the Company's capital.

The following table summarizes selected financial information by segment as of, or for the year ended, December 31 and reconciles segment totals to those reported in the consolidated financial statements (in millions):

                                   U.S. Asset       Life and
                                 Management and      Health      Mortgage      Corporate
                                  Accumulation     Insurance     Banking       and Other     Consolidated
                                 ---------------- -------------------------- -------------- ---------------
                                 ---------------- -------------------------- -------------- ---------------
   2001
   Revenues:
     Operating revenues........    $  3,712.2      $  3,946.4   $   714.4      $   142.8      $  8,515.8
     Net realized capital
       losses..................        (248.6)          (62.2)        -           (181.9)         (492.7)
     Plus recognition of
       front-end fee revenues..           1.5             -           -              -               1.5
     Less capital gains
       distributed as market
       value adjustment........         (14.9)            -           -              -             (14.9)
     Plus investment income
       generated from IPO
       proceeds................           -               -           -              6.3             6.3
                                 ---------------- -------------------------- -------------- ---------------
                                 ---------------- -------------------------- -------------- ---------------
   Revenues....................    $  3,450.2      $  3,884.2   $   714.4     $    (32.8)     $  8,016.0
                                 ================ ========================== ============== ===============
                                 ================ ========================== ============== ===============

   Net income:
     Operating earnings (loss).   $     349.0     $     201.2  $     99.6     $     56.9     $     706.7
     Net realized capital
       losses, as adjusted.....        (164.7)          (33.8)        -           (110.0)         (308.5)
     Non-recurring items.......         (10.8)            0.1         -            (20.4)          (31.1)
                                 ---------------- -------------------------- -------------- ---------------
                                 ---------------- -------------------------- -------------- ---------------
   Net income (loss)...........   $     173.5     $     167.5  $     99.6     $    (73.5)    $     367.1
                                 ================ ========================== ============== ===============
                                 ================ ========================== ============== ===============
   Assets......................     $68,507.0       $10,776.2    $2,718.8       $1,568.6       $83,570.6
                                 ================ ========================== ============== ===============
                                 ================ ========================== ============== ===============

   Other segment data:
     Revenues from external
       customers...............    $  3,416.9      $  3,888.3   $   714.4     $     (3.6)     $  8,016.0
     Intersegment revenues.....          33.3            (4.1)        -            (29.2)            -
     Interest expense..........           3.3             0.8         -             19.9            24.0
     Income tax expense
       (benefit)...............          (8.9)           86.2        62.5          (47.4)           92.4
     Amortization of goodwill
       and other intangibles...           3.4             4.1         0.8           (0.5)            7.8


                                   U.S. Asset       Life and
                                 Management and      Health      Mortgage      Corporate
                                  Accumulation     Insurance     Banking       and Other     Consolidated
                                 ---------------- -------------------------- -------------- ---------------
                                 ---------------- -------------------------- -------------- ---------------
   2000
   Revenues:
     Operating revenues........     $  3,431.6     $  4,122.6   $   359.4      $   344.8       $  8,258.4
     Net realized capital gains
       (losses)................          (53.8)          70.8         -            134.8            151.8
     Plus recognition of
       front-end fee revenues..            0.9            -           -              -                0.9
                                 ---------------- -------------------------- -------------- ---------------
                                 ---------------- -------------------------- -------------- ---------------
   Revenues....................     $  3,378.7     $  4,193.4   $   359.4      $   479.6       $  8,411.1
                                 ================ ========================== ============== ===============
                                 ================ ========================== ============== ===============

   Net income:
     Operating earnings                                 162.3        49.8
       (loss)..................     $    349.0    $            $              $     80.6      $     641.7
     Net realized capital gains
       (losses), as adjusted...          (35.9)          47.3         -             89.5            100.9
     Non-recurring items.......            -              -           -           (101.0)          (101.0)
                                 ---------------- -------------------------- -------------- ---------------
                                 ---------------- -------------------------- -------------- ---------------
   Net income (loss)...........    $     313.1    $     209.6  $     49.8     $     69.1      $     641.6
                                 ================ ========================== ============== ===============
                                 ================ ========================== ============== ===============
   Assets......................      $65,756.3      $10,569.0    $1,556.3       $2,521.3        $80,402.9
                                 ================ ========================== ============== ===============
                                 ================ ========================== ============== ===============

   Other segment data:
     Revenues from external
       customers...............     $  3,349.6     $  4,196.9   $   359.4      $   505.2       $  8,411.1
     Intersegment revenues.....           29.0           (3.5)        -            (25.5)             -
     Interest expense..........            7.0            2.5         -            (12.2)            (2.7)
     Income tax expense........           97.5          104.7        26.9           19.7            248.8
     Amortization of goodwill
       and other intangibles...            1.0            7.7         0.8            2.2             11.7



                                   U.S. Asset       Life and
                                 Management and      Health      Mortgage      Corporate
                                  Accumulation     Insurance     Banking       and Other     Consolidated
                                 ---------------- -------------------------- -------------- ---------------
                                 ---------------- -------------------------- -------------- ---------------
   1999
   Revenues:
     Operating revenues........     $  3,404.5      $ 3,985.5   $   398.3      $   322.1      $  8,110.4
     Net realized capital gains
       (losses)................          (58.0)          16.0         -            498.6           456.6
     Less recognition of
       front-end fee revenues..           (1.0)           -           -              -              (1.0)
                                 ---------------- -------------------------- -------------- ---------------
                                 ---------------- -------------------------- -------------- ---------------
   Revenues....................     $  3,345.5     $  4,001.5   $   398.3      $   820.7      $  8,566.0
                                 ================ ========================== ============== ===============
                                 ================ ========================== ============== ===============

   Net income:
     Operating earnings                                   90.7       56.8
       (loss)..................    $     352.5    $            $               $   (10.7)    $     489.3
     Net realized capital gains
       (losses), as adjusted...          (35.4)          10.1         -            345.7           320.4
                                 ---------------- -------------------------- -------------- ---------------
   Net income (loss)...........    $     317.1    $     100.8  $     56.8      $   335.0     $     809.7
                                 ================ ========================== ============== ===============
                                 ================ ========================== ============== ===============
   Assets......................      $65,058.5      $10,070.8    $1,737.7       $2,570.1       $79,437.1
                                 ================ ========================== ============== ===============
                                 ================ ========================== ============== ===============

   Other segment data:
     Revenues from external
       customers...............     $  3,316.7     $  4,007.9   $   398.3      $   843.1      $  8,566.0
     Intersegment revenues.....           28.7           (6.4)        -            (22.3)            -
     Interest expense..........            2.1           (0.4)        -             28.6            30.3
     Income tax expense
       (benefit)...............          123.7           18.1        30.7          151.0           323.5
     Amortization of goodwill
       and other intangibles...            1.0            4.0         0.8            0.7             6.5

The Company operates in the U.S. and in selected markets internationally (including Chile, Mexico, Argentina and Hong Kong). The following table summarizes selected financial information by geographic location as of or for the year ended December 31 (in millions):

                                                        Long-lived
                                      Revenues            assets             Assets        Net income (loss)
                                  ----------------- -------------------------------------- ------------------
                                  ----------------- -------------------------------------- ------------------
   2001
   U.S.........................         $8,021.2            $552.8            $83,570.6          $388.7
   International...............             (5.2)              -                    -             (21.6)
                                  ----------------- -------------------------------------- ------------------
                                  ----------------- -------------------------------------- ------------------
   Total.......................         $8,016.0            $552.8            $83,570.6          $367.1
                                  ================= ====================================== ==================
                                  ================= ====================================== ==================

   2000
   U.S.........................         $8,174.2            $518.2            $79,719.1          $658.5
   International...............            236.9              47.1                683.8           (16.9)
                                  ----------------- -------------------------------------- ------------------
                                  ----------------- -------------------------------------- ------------------
   Total.......................         $8,411.1            $565.3            $80,402.9          $641.6
                                  ================= ====================================== ==================
                                  ================= ====================================== ==================

   1999
   U.S.........................         $8,293.8            $505.5            $78,087.3          $834.3
   International...............            272.2             104.9              1,349.8           (24.6)
                                  ----------------- -------------------------------------- ------------------
                                  ----------------- -------------------------------------- ------------------
   Total.......................         $8,566.0            $610.4            $79,437.1          $809.7
                                  ================= ====================================== ==================

Long-lived assets include property and equipment and goodwill and other intangibles.

The Company's operations are not materially dependent on one or a few customers, brokers or agents, and revenues, assets and operating earnings are attributed to geographic location based on the country of domicile the sales originate from.

18. Stock Compensation Plans

On May 21, 2001, PFG approved and adopted the Stock Incentive Plan, Board of Directors' Stock Plan ("Directors' Stock Plan") and Employee Stock Purchase Plan ("Stock Purchase Plan"). In addition, the Long Term Performance Plan was amended to utilize stock as an option for payment. The Plan of Conversion of Principal Mutual Holding Company for its demutualization restricts the ability to use stock as a form of payment for awards under the Long Term Performance Plan until at least six months following completion of the IPO.

Under the terms of the Stock Incentive Plan, grants may be non-qualified stock options, incentive stock options qualifying under Section 422 of the Internal Revenue Code, restricted stock, restricted stock units and stock appreciation rights. On November 26, 2001, a one-time, grant of non-qualified stock options was made under the Stock Incentive Plan to essentially all employees, including career agents who are statutory employees.

The Stock Incentive Plan has options exercisable at November 26, 2004. Total options granted under this plan amounted to 3.7 million options in 2001. Options outstanding under the Stock Incentive Plan were granted at a price equal to the market value of PFG's common stock on the date of grant, cliff-vest after a three-year period for employees still employed or under contract and expire ten years after the grant date.

The Directors' Stock Plan provides for the grant of nonqualified stock options, restricted stock, or restricted stock units to PFG's non-employee directors. The total number of shares to be issued under this plan may not exceed 500,000 shares. Options granted under the Directors' Stock Plan have an exercise price equal to the fair market value of the common stock on the date of the grant and a term equal to the earlier of three years from the date the participant ceases to provide service or the tenth anniversary of the date the option was granted. Options vest quarterly over a one-year period unless services to PFG cease, at which time, all vesting stops. There were no options, shares of restricted stock, or restricted stock units granted under this plan in 2001.

PFG also maintains its Long Term Performance Plan, which provides the opportunity for eligible executives to share in the success of PFG, if specified minimum corporate performance objectives are achieved over a three-year period. In 2001, the Company recorded compensation expense of $11.1 million related to the plan.

Under PFG's Stock Purchase Plan, participating employees have the opportunity to purchase shares of PFG's common stock on a quarterly basis. The Stock Purchase Plan provides that eligible employees may contribute 10% of the employee's salary or a maximum of $10,000 to the plan during any year. Employees may purchase shares of PFG's common stock at a price equal to 85% of the share's fair market value as of the beginning or end of the quarter, whichever is lower. During 2001, employees purchased 320,406 shares under the Stock Purchase Plan at a price of 85% of the share's fair market value of $22.33 per share.

Pursuant to SFAS No. 123, Accounting for Stock-Based Compensation, PFG has elected to account for its stock option and stock purchase plans under the provisions of ABP Opinion No. 25, Accounting for Stock Issued to Employees, and, accordingly, employee options and stock purchases were excluded from compensation expense. However, compensation expense has been recognized for stock option awards issued to career agents using the fair value method as prescribed in FASB Interpretation No. 44, Accounting for Certain Transactions Involving Stock Compensation - An Interpretation of APB Opinion No. 25. In 2001, the Company recorded compensation expense of $13,570 related to the plan. If PFG had adopted the fair value method of SFAS No. 123, the impact on the Company's results of operations would not have been significant.

19. Subsequent Event

On February 1, 2002, the Company sold its remaining stake of 15.1 million shares in Coventry Health Care, Inc. common stock and a warrant, exercisable for approximately 3.1 million shares of Coventry common stock. Total estimated proceeds from the completion of this transaction are $325.2 million and the Company will recognize an estimated net realized capital gain of $183.1 million during the first quarter of 2002.

20. Quarterly Results of Operations (Unaudited)

The following is a summary of unaudited quarterly results of operations for 2001 and 2000:

                                                    For the three months ended during 2001
                                         March 31          June 30        September 30      December 31
                                     ----------------- ---------------- ----------------- -----------------
                                     ----------------------------------------------------------------------
                                                                 (in millions)

   Premiums and other considerations     $1,035.7          $   827.8         $1,071.0         $   861.2
   Net investment income............        816.3              797.6            779.9             816.9
   Net realized capital gains
     (losses).......................        (72.5)             (97.6)           (79.7)           (242.9)
   Total revenue....................      2,115.3            1,888.6          2,148.1           1,864.0

   Benefits, claims, and settlement
     expenses.......................      1,351.9            1,165.4          1,398.6           1,176.5
   Income before taxes and
     cumulative effect of
     accounting change..............        162.5              146.8            148.7              12.2
   Cumulative effect of
     accounting change..............        (10.7)               -                -                 -
   Net income.......................        120.7              115.8            113.7              16.9



                                                    For the three months ended during 2000
                                         March 31          June 30        September 30      December 31
                                     ----------------- ---------------- ----------------- -----------------
                                     ----------------------------------------------------------------------
                                                                 (in millions)

   Premiums and other considerations      $1,014.4         $   978.3       $   876.3          $1,060.3
   Net investment income............         788.2             760.4           754.6             812.3
   Net realized capital gains
     (losses).......................          81.3             (37.0)           46.5              61.0
   Total revenue....................       2,185.4           1,989.8         2,002.8           2,233.1

   Benefits, claims, and
     settlement expenses............       1,319.7           1,311.5         1,151.4           1,364.5
   Income before taxes and
     cumulative effect of
     accounting change..............         306.3              70.9           254.0             259.2
   Cumulative effect of
     accounting change..............           -                 -               -                 -
   Net income.......................         211.3              51.0           190.4             188.9


                                     PART C
                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

          (a)    Financial Statements included in the Registration Statement
                 (1)   Part A:
                        Condensed Financial Information for the one year ended December 31, 2001 and the period beginning
                        October 24, 2000 and ended December 31, 2000.

                 (2)   Part B:
                        Principal Life Insurance  Company Separate
                        Account B:
                          Report of Independent Auditors.
                          Statement of Assets and Liabilities,
                            December 31, 2001.
                          Statement of Operations for the year ended
                            December 31, 2001.
                          Statements of Changes in Net Assets for the years
                            ended December 31, 2001 and 2000.
                          Notes to Financial Statements.
                        Principal Life Insurance Company:
                          Report of Independent Auditors.
                          Consolidated Statements of Financial Position,
                            December 31, 2001 and 2000.
                          Consolidated Statements of Operations for the years
                            ended December 31, 2001, 2000 and 1999.
                          Consolidated Statements of Financial Position,
                            December 31, 2001 and 2000.
                          Consolidated Statements of Stockholder's Equity for
                            the years ended  December 31, 2001, 2000 and 1999.
                          Consolidated Statements of Cash Flows for the
                            years ended December 31, 2001, 2000 and 1999.
                          Notes to Consolidated Financial Statements.

                (3)    Part C
                        Principal Life Insurance Company
                         Report of Independent Auditors on Schedules*
                         Schedule I - Summary of Investments - Other Than
                           Investments in Related Parties As December 31, 2001*
                         Schedule III - Supplementary Insurance Information
                           As of December 31, 2001, 2000 and 1999 and for each of the years then ended*
                         Schedule IV - Reinsurance
                           As of December 31,2001, 2000 and 1999 and for each of the years then ended*

         (b)    Exhibits
                (1)    Board Resolution of Registrant (filed 6/28/00)
                (3a)   Distribution Agreement - N/A
                (3b)   Selling Agreement (filed 6/28/00)
                (4a)   Form of Variable Annuity Contract (filed 6/28/00)
                (4b)   Form of Variable Annuity Contract (filed 6/28/00)
                (5)    Form of Variable Annuity Application (filed 6/28/00)
                (6a)   Articles of Incorporation of the Depositor(filed 6/28/00)
                (6b)   Bylaws of Depositor (filed 6/28/00)
                (9)    Opinion of Counsel (filed 6/28/00)
                (10a)  Consent of E&Y LLP*
                (10b)  Powers of Attorney (filed 6/28/00)
                (11)   Financial Statement Schedules*
                (13a)  Total Return Calculation*
                (13b)  Annualized Yield for Separate Account B*

*    Filed herein
**   To be filed by amendment

Item 25.  Officers and Directors of the Depositor

          Principal   Life  Insurance  Company  is  managed by a Board of
          Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:

            DIRECTORS:                       Principal
            Name, Positions and Offices      Business Address

            BETSY J. BERNARD                 AT&T Consumer
            Director                         295 North Maple Avenue
            Chair, Nominating Committee      Room 4345L1
                                             Basking Ridge, NJ 07920


            JOCELYN CARTER-MILLER            Office Depot, Inc.
            Director                         2200 Old Germantown Road
            Member, Audit Committee          Delray Beach, FL  33445

            GARY E. COSTLEY                  Multifoods
            Director                         110 Cheshire Lane, Suite 300
            Member, Human Resources          Minnetonka, MN  55305
               Committee

            DAVID J. DRURY                   4633 156th Street
            Director                         Waukee, IA  50263
            Member, Executive Committee

            C. DANIEL GELATT, JR.            NMT Corporation
            Director                         2004 Kramer Street
            Member, Executive Committee      La Crosse, WI  54603
              Member, Human Resources
              Committee

            J. BARRY GRISWELL                The Principal Financial Group
            Director,                        Des Moines, IA  50392
            Chairman of the Board
              Chair, Executive Committee

            SANDRA L. HELTON                 Telephone and Data Systems, Inc.
            Director                         30 North LaSalle Street, Suite 4000
            Member, Audit Committee          Chicago, IL  60602

            CHARLES S. JOHNSON               4935 Mesa Capella Drive
            Director                         Las Vegas, NV  89113-1441
            Member, Human Resources
              Committee

            WILLIAM T. KERR                  Meredith Corporation
            Director                         1716 Locust St.
            Member, Executive Committee      Des Moines, IA  50309-3023
              and Chair, Human Resources
              Committee

            RICHARD L. KEYSER                W.W. Grainger, Inc.
            Director                         100 Grainger Parkway
            Member, Audit Committee          Lake Forest, IL  60045-5201

            VICTOR. H. LOEWENSTEIN           Egon Zehnder International
            Director                         10 Cours de Rive
            Member, Nominating               CH-1204 Geneva, Switzerland
              Committee

            RONALD D. PEARSON                Hy-Vee, Inc.
            Director                         5820 Westown Parkway
            Member, Human Resources          West Des Moines, IA  50266
              Committee

            Federico F. Pena                 Vestar Capital Partners
            Member, Nominating               1225 17th Street, Ste 1660
              Committee                      Denver, CO  80202

            DONALD M. STEWART                The Chicago Community Trust
            Director                         222 North LaSalle Street, Ste 1400
            Member, Nominating               Chicago, IL  60601-1009
              Committee

            ELIZABETH E. TALLETT             Dioscor, Inc.
            Director                         48 Federal Twist Road
            Chair, Audit Committee           Stockton, NJ  08559
            Member, Executive Committee


            EXECUTIVE OFFICERS (OTHER THAN DIRECTORS)

            JOHN EDWARD ASCHENBRENNER         Executive Vice President
            PAUL FRANCIS BOGNANNO             Senior Vice President
            GARY MERLYN CAIN                  Senior Vice President
            MICHAEL THOMAS DALEY              Executive Vice President
            CHARLES ROBERT DUNCAN             Senior Vice President
            DENNIS PAUL FRANCIS               Senior Vice President
                                              Executive Vice President and Chief Financial
            MICHAEL HARRY GERSIE              Officer
            THOMAS JOHN GRAF                  Senior Vice President
            ROBB BRYAN HILL                   Senior Vice President
            JOYCE NIXSON HOFFMAN              Senior Vice President and Corporate Secretary
            DANIEL JOSEPH HOUSTON             Senior Vice President
            ELLEN ZISLIN LAMALE               Senior Vice President and Chief Actuary
                                              Senior Vice President and Chief Investment
            JULIA MARIE LAWLER                Officer
            JAMES PATRICK MCCAUGHAN           Executive Vice President
            MARY AGNES O'KEEFE                Senior Vice President
            KAREN ELIZABETH SHAFF             Senior Vice President and General Counsel
            ROBERT ALLEN SLEPICKA             Senior Vice President
            NORMAN RAUL SORENSEN              Senior Vice President
                                              Senior Vice President and Chief Information
            CARL CHANSON WILLIAMS             Officer
            LARRY DONALD ZIMPLEMAN            Executive Vice President


Item 26.  Persons Controlled by or Under Common Control with Registrant

          Principal   Financial   Services,   Inc.  (an  Iowa   corporation)  an
          intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code.

          Subsidiaries   wholly-owned  by  Principal   Financial  Services, Inc.

          a. Principal Life Insurance Company (an Iowa corporation) a stock life insurance company engaged in the business of insurance and retirement services.

          b. Princor Financial Services Corporation (an Iowa Corporation) a registered broker-dealer.

          c.   PFG DO Brasil LTDA (Brazil) a Brazilian holding company.

          d. Principal Financial Group (Mauritius) Ltd. a Mauritius holding company.

          e. ING/Principal Pensions Co., Ltd. (Japan) a Japan company who engages in the management, investment and administration of financial assets and any services incident thereto.

          f. Principal Financial Services (Australia), Inc. (an Iowa holding company) formed to facilitate the acquisition of the Australian business of BT Australia.

          g. Principal Financial Services (NZ), Inc. (an Iowa holding company) formed to facilitate the acquisition of the New Zealand business of BT Australia.

          h. Principal Capital Management (Singapore) Limited (a Singapore corporation) a company engaging in funds management.

          i. Principal Capital Management (Europe) Limited a United Kingdom company that engages in European representation and distributor of the Principal Investments Funds.

          j. Principal Capital Management (Ireland) Limited an Ireland company that engages in fund management.

          k. Principal Financial Group Investments (Australia) Pty Limited an Australia holding company.

          l. Principal International, Inc. (an Iowa Corporation) a company engaged in international business development.

          m.   Principal International Holding Company, LLC

          n.   Principal International de Chile, S.A. (Chile) a holding company.

          Subsidiary wholly-owned by Princor Financial Services Corporation:

          a.   Principal   Management   Corporation  (an  Iowa   Corporation)  a
               registered investment advisor.

          Subsidiary 42% owned by PFG DO Brasil LTDA

          a.   Brasilprev    Previdencia   Privada    S.A. (Brazil)  a   pension
               fund company.

          Subsidiary wholly-owned by Principal Financial Group (Mauritius) Ltd.

          a. IDBI Principal Asset Management Company (India) a India asset management company.

          b. IDBI-Principal Trustee Company Limited (India) a trustee for mutual funds.

          Subsidiary wholly-owned by Principal Financial Services (Australia),
          Inc.:

          a. Principal Financial Group (Australia) Holdings Pty Ltd. an Australian holding company organized in connection with the contemplated acquisition of BT Australia Funds Management.

          Subsidiary wholly-owned by Principal Financial Group (Australia) Holdings Pty Ltd.

          a.   BT Financial Group Pty Ltd. (Australia) a holding company.

          Subsidiary  wholly-owned by BT Financial Group PTY Ltd.:

          a.   BT  Investments   (Australia)   Limited  a  company   engaged  in
               institutional and retail money management.

          Subsidiary wholly-owned by BT Investments (Australia) Limited:

          a. BT Australia (Holdings) Pty Ltd (Australia) a commercial and investment banking and asset management company.

          Subsidiaries wholly-owned by BT Australia (Holdings) PTY Ltd.:

          a. BT Life Limited an Australia company engaged in commercial and investment linked life insurance policies.

          b. BT Funds Management Limited an Australia company engaged in institutional and retail money management.

          c. BT Securities Limited an Australia company that engages in loan finance secured against share and managed fund portfolios.

          d. BT Portfolio Services Limited an Australia company that engages in processing and transaction services for financial planners and financial intermediaries.

          e. BT Australia Corporate Services Pty Limited an Australia holding company for internal service companies.

          f.   QV1 Pty Limited an Australia company.

          g. Principal Capital Global Investors Limited (Australia) a company who manages international funds (New Zealand, Singapore, Asia, North America and and United Kingdom).

          Subsidiaries wholly-owned by BT Funds Management Limited

          a. BT Tactical Asset Management Pty Limited an Australia company that engages in management of futures positions.

          b. Oniston Pty Ltd an Australia company that is a financial services investment vehicle.

          c. BT Finance & Investments Pty Ltd an Australia trustee of wholesale cash management trust.

          Subsidiaries organized and wholly-owned by BT Australia Corporate Services Pty Limited:

          a. BT Finance Pty Limited an Australia provider of finance by loans and leases.

          b. Chifley Services Pty Limited an Australia company that engages in staff car leasing management.

          c. BT Nominees Pty Limited an Australia company that operates as a trustee of staff superannuation fund (pension plan).

          Subsidiary organized and wholly-owned by BT Securities Limited:

          a.   BT (Queensland) Pty Limited an Australia trustee company.

          Subsidiary  organized and wholly-owned by Principal Financial Services
          (NZ), Inc.

          a.   BT Financial Group (NZ) Limited a New Zealand holding company.

          Subsidiary  organized and  wholly-owned  by BT Financial Group (NZ)
          Limited:

          a.   BT Funds Management (NZ) Limited a New Zealand funds manager.

          Subsidiary organized and wholly-owned by Principal Financial Group Investments (Australia) Pty Limited:

          a.   Principal Hotels Holdings Pty Ltd. a holding company.

          Subsidiary organized and wholly-owned by Principal Hotels Holdings Pty Ltd.:

          a.   Principal Hotels Australia Pty Ltd. a holding company.

          Subsidiary organized and wholly-owned by Principal Hotels Australia Pty Ltd.:

          a. BT Hotel Limited an Australia corporation, which is the hotel operating/managing company of the BT Hotel Group.

          Principal Life Insurance Company sponsored the organization of the following mutual funds, some of which it controls by virtue of owning voting securities:

               Principal Balanced Fund, Inc.(a Maryland Corporation) 0.06% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002.

               Principal Blue Chip Fund, Inc.(a Maryland Corporation) 0.08% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002.

               Principal Bond Fund, Inc.(a Maryland Corporation) 0.10% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002.

               Principal Capital Value Fund, Inc. (a Maryland Corporation) 31.71% of outstanding shares owned by Principal Life Insurance
               Company  (including   subsidiaries  and  affiliates)on  February
               5, 2002.

               Principal Cash Management Fund, Inc. (a Maryland Corporation) 7.17% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002.

               Principal European Equity Fund, Inc. (a Maryland Corporation) 61.85% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002.

               Principal Government Securities Income Fund, Inc. (a Maryland Corporation) 0.21% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002.

               Principal Growth Fund, Inc. (a Maryland Corporation) 0.05% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002.

               Principal High Yield Fund, Inc. (a Maryland Corporation) 6.27% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002.

               Principal International Emerging Markets Fund, Inc. (a Maryland Corporation) 29.50% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002.

               Principal International Fund, Inc. (a Maryland Corporation) 25.63% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002.

               Principal   International   SmallCap   Fund,   Inc.  (a  Maryland
               Corporation) 6.52% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002.

               Principal Limited Term Bond Fund, Inc. (a Maryland Corporation) 6.59% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002.

               Principal   LargeCap   Stock   Index   Fund,   Inc.  (a  Maryland
               Corporation) 3.94% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002.

               Principal MidCap Fund, Inc. (a Maryland Corporation) 0.04% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002

               Principal Pacific Basin Fund, Inc. (a Maryland Corporation) 65.19% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002.

               Principal  Partners   Equity  Growth  Fund,  Inc.(a  Maryland
               Corporation) 2.31% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002

               Principal   Partners   LargeCap  Blend  Fund,   Inc.(a  Maryland
               Corporation) 30.78% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002

               Principal   Partners   LargeCap  Growth  Fund,   Inc.(a  Maryland
               Corporation) 14.70% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002

               Principal   Partners   LargeCap  Value  Fund,   Inc.(a  Maryland
               Corporation) 29.22% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002

               Principal   Partners   MidCap   Growth  Fund,   Inc.(a   Maryland
               Corporation) 9.34% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002

               Principal   Partners  SmallCap  Growth  Fund,   Inc.(a  Maryland
               Corporation) 42.28% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002

               Principal Real Estate Fund, Inc. (a Maryland Corporation) 39.99% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002

               Principal SmallCap Fund, Inc.(a Maryland Corporation) 0.12% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002.

               Principal Investors Fund, Inc.(a Maryland Corporation) 100.00% of
               shares   outstanding  of  the   International   Emerging  Markets
               Portfolio, 50.08% of the shares outstanding of the International Securities Portfolio,
               38.40% of shares outstanding of the Balanced Fund,
               26.69% of shares outstanding of the Bond & Mortgage Securitites Fund,
               85.41% of shares outstanding of the Capital Preservation Fund, 82.50% of shares outstanding of the European Fund,
               37.50% of shares outstanding of the Governement Securities Fund,
               75.57%   of   shares    outstanding    of   the   High    Quality
               Intermediate-Term Bond Fund,
               80.79% of shares outstanding of the High Quality Long-Term Bond Fund,
               55.30% of shares outstanding of the High Quality Short-Term Bond Fund,
               75.51% of shares outstanding of the International Emerging Markets Fund,
               28.26% of shares outstanding of the International Fund I, 62.81% of shares outstanding of the International Fund II, 69.96% of shares outstanding of the International SmallCap Fund, 41.97% of shares outstanding of the LargeCap Blend Fund, 31.11% of shares outstanding of the LargeCap Growth Fund, 10.52% of shares outstanding of the LargeCap S&P 500 Index Fund, 34.83% of shares outstanding of the LargeCap Value Fund, 0.99% of shares outstanding of the LifeTime 2010 Fund, 1.01% of shares outstanding of the LifeTime 2020 Fund, 1.10% of shares outstanding of the LifeTime 2030 Fund, 2.43% of shares outstanding of the LifeTime 2040 Fund, 3.55% of shares outstanding of the LifeTime 2050 Fund, 3.64% of shares outstanding of the LifeTime Strategic Income Fund,
               50.72% of shares outstanding of the MidCap Blend Fund, 49.65% of shares outstanding of the MidCap Growth Fund, 41.33% of shares outstanding of the MidCap S&P 400 Index Fund, 41.87% of shares outstanding of the MidCap Value Fund, 27.02% of shares outstanding of the Money Market Fund, 97.19% of shares outstanding of the Pacific Basin Fund, 12.38% of shares outstanding of the Partners LargeCap Blend Fund, 9.15% of shares outstanding of the Partners LargeCap Growth Fund I,
               54.03% of shares outstanding of the Partners LargeCap Growth Fund II,
               9.14% of shares outstanding of the Partners LargeCap Value Fund, 61.25% of shares outstanding of the Partners MidCap Blend Fund, 70.29% of shares outstanding of the Partners MidCap Growth Fund, 46.25% of shares outstanding of the Partners MidCap Value Fund, 33.70% of shares outstanding of the Partners SmallCap Growth Fund I,
               77.22% of shares outstanding of the Partners SmallCap Growth Fund II,
               25.18% of shares outstanding of the Partners SmallCap Value Fund, 43.39% of shares outstanding of the Real Estate Fund, 48.97% of shares outstanding of the SmallCap Blend Fund, 48.58% of shares outstanding of the SmallCap Growth Fund, 63.24% of shares outstanding of the SmallCap S&P 600 Index Fund, 54.71% of shares outstanding of the SmallCap Value Fund, 36.57% of shares outstanding of the Technology Fund, were owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002.

               Principal Tax-Exempt Bond Fund, Inc. (a Maryland Corporation) 0.07% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002.

               Principal Utilities Fund, Inc. (a Maryland Corporation) 0.07% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002.

               Principal Variable Contracts Fund, Inc. (a Maryland Corporation) 100% of shares outstanding of the following Accounts owned by Principal Life Insurance Company and its Separate Accounts on February 5, 2002: Asset Allocation, Balanced, Blue Chip, Bond, Capital Value, Equity Growth (f/k/a Aggressive Growth), Government Securities, Growth, High Yield, International, International Emerging Markets, International SmallCap, LargeCap Growth, LargeCap Growth Equity, LargeCap Stock Index, MicroCap, MidCap, MidCap Growth, MidCap Growth Equity, MidCap Value, Money Market, Real Estate, SmallCap, SmallCap Growth, SmallCap Value, and Utilities.

          Subsidiaries  organized and  wholly-owned  by Principal Life Insurance
          Company:

          a. Principal Holding Company (an Iowa Corporation) a downstream holding company for Principal Life Insurance Company.

          b. Principal Development Investors, LLC (a Delaware Corporation) a limited liability company engaged in acquiring and improving real property through development and redevelopment.

          c. Principal Capital Management, LLC (a Delaware Corporation) a limited liability company that provides private mortgage, real estate & fixed-income securities services to institutional clients.

          d. Principal Net Lease Investors, LLC (a Delaware Corporation) a limited liability company which operates as a buyer and seller of net leased investments.

          e. Executive Benefit Services, Inc. (North Carolina) marketing, sales and administration of executive employee benefit services.

          Subsidiaries wholly-owned by Principal Capital Management, LLC:

          a. Principal Enterprise Capital, LLC (a Delaware Corporation) a company engaged in portfolio management on behalf of institutional clients for structuring, underwriting and management of entity-level investments in real estate operating companies (REOCs).

          b. Principal Commercial Acceptance, LLC (a Delaware Corporation) a limited liability company that provides private market bridge financing and other secondary market opportunities.

          c.   Principal  Capital  Real  Estate   Investors,   LLC  (a  Delaware
               Corporation) a registered investment advisor.

          d. Principal Commercial Funding, LLC (a Delaware Corporation) a limited liability company engaged in the structuring, warehousing, securitization and sale of commercial mortgage-backed securities.

          e.   Principal  Capital  Income  Investors,  LLC  a  Delaware  limited
               liability   company  which  provides   investment  and  financial
               services.

          f. Principal Capital Futures Trading Advisor, LLC a Delaware funds management limited liability company.

          g. Spectrum Asset Management, Inc. (Connecticut) A corporation specializing in all aspects of the preferred market including portfolio management, risk management and trading.

          h. Invista Capital Management, LLC (an Delaware Corporation) a limited liability company which is a registered investment adviser.

          Subsidiaries wholly-owned by Principal Holding Company:

          a. Principal Bank (a Federal Corporation) a Federally chartered direct delivery savings bank.

          b. Patrician Associates, Inc. (a California Corporation) a real estate development company.

          c. Petula Associates, Ltd. (an Iowa Corporation) a real estate development company.

          d. Principal Development Associates, Inc. (a California Corporation) a real estate development company.

          e. Principal FC, Ltd. (an Iowa Corporation) a limited purpose investment corporation.

          f.   Equity FC,  Ltd.  (an Iowa  Corporation)  engaged  in  investment
               transactions,   including   limited   partnerships   and  limited
               liability companies.

          g. HealthRisk Resource Group, Inc. (an Iowa Corporation) a general business corporation that engages in investment transactions, including limited partnerships and limited liability companies

          h. Principal Residential Mortgage, Inc. (an Iowa Corporation) a full service mortgage banking company that makes and services a wide variety of loan types on a nationwide basis.

          i. Principal Asset Markets, Inc. (an Iowa Corporation) a corporation which is currently inactive.

          j. Principal Portfolio Services, Inc. (an Iowa Corporation) a corporation which is currently inactive.

          k. The Admar Group, Inc. (a Florida Corporation) a national managed care service organization that develops and manages preferred provider organizations.

          l. Preferred Product Network, Inc. (a Delaware corporation) an insurance broker.

          m. Principal Health Care, Inc. (an Iowa Corporation) a managed care company.

          n. Dental-Net, Inc. (an Arizona Corporation) a managed dental care services organization. HMO and dental group practice.

          o. Principal Financial Advisors, Inc. (an Iowa Corporation) a registered investment advisor.

          p. Delaware Charter Guarantee & Trust Company, d/b/a Trustar Retirement Services (a Delaware Corporation) a corporation that administers individual and group retirement plans for stock brokerage firm clients and mutual fund distributors.

          q. Professional Pensions, Inc. (a Connecticut Corporation) a corporation engaged in sales, marketing and administration of group insurance plans and third-party administrator for defined contribution plans.

          r. Principal Investors Corporation (a New Jersey Corporation) a corporation which is currently inactive.

          s. InSource Group,LLC (Delaware) a limited liability company engaged in marketing products for companies of the Principal Financial Group, Inc.

          t. Principal Generation Plant, LLC an inactive Delaware limited liability company.

          u.   Principal        Delaware       Name       Holding       Company,
               Inc.(Delaware) a corporation which is currently inactive.

          v. Principal Spectrum Associates, Inc. (California) a corporation which engages in real estate joint venture transactions with developers.

          Subsidiary wholly-owned by Invista Capital Management, LLC:

          a. Principal Capital Trust. (a Delaware Corporation) a business trust and private investment company offering non-registered units, initially, to tax-exempt entities.

         Subsidiary wholly-owned by Principal Residential Mortgage, Inc.:

          a. Principal Wholesale Mortgage, Inc. (an Iowa Corporation) a brokerage and servicer of residential mortgages.

          b. Principal Mortgage Reinsurance Company (a Vermont corporation) a mortgage reinsurance company.

          c. Principal Residential Mortgage Funding, LLC (Iowa) a full service mortgage banking company that makes and services a wide variety of loan types on a nationwide basis.

          Subsidiaries wholly-owned by The Admar Group, Inc.:

          a. Admar Corporation (a California Corporation) a managed care services organization.

          Subsidiaries wholly-owned by Dental-Net, Inc.

          a. Employers Dental Services, Inc. (an Arizona corporation) a prepaid dental plan organization.

          Subsidiaries wholly-owned by Professional Pensions, Inc.:

          a. Benefit Fiduciary Corporation (a Rhode Island corporation) serves as a corporate trustee for retirement trusts.

          b. PPI Employee Benefits Corporation (a Connecticut corporation) a registered broker-dealer limited to the sale of open-end mutual funds and variable insurance products.

          c. Boston Insurance Trust, Inc. (a Massachusetts corporation) a corporation which serves as a trustee and administrator of insurance trusts and arrangements.

          Subsidiary wholly-owned by Petula Associates, Ltd.

          a. Petula Prolix Development Company (Iowa) a general business corporation involved in joint real estate ventures.

          Subsidiaries wholly-owned by Principal International, Inc.:

          a.   Zao Principal International (a Russia Corporation) inactive.

          b.   Principal   International    Argentina,    S.A.   (an   Argentina
               corporation) a holding company that owns Argentina corporations offering annuities, group and individual insurance policies.

          c. Principal Asset Management Company (Asia) Ltd. (Hong Kong) an asset management company.

          d. Principal International (Asia) Limited (Hong Kong) a corporation operating as a regional headquarters for Asia.

          e. Principal Trust Company (Asia) Limited (Hong Kong) (an Asia trust company).

          f. Principal Mexico Compania de Seguros, S.A. de C.V. (Mexico) a life insurance company.

          g.   Principal Pensiones, S.A. de C.V. (Mexico) a pension company.

          h.   Principal Afore, S.A. de C.V. (Mexico), a pension company.

          i.   Principal   Consulting   (India)   Private   Limited   (an  India
               corporation) an India consulting company.

          Subsidiaries 88% owned by Principal International, Inc.:

          a. Principal Insurance Company (Hong Kong) Limited (a Hong Kong Corporation) a company that sells insurance and pension products.

          Subsidiary wholly-owned by Principal International (Asia) Limited (Hong Kong):

          a. Principal Capital Management (Asia) Limited (Hong Kong) Asian representative and distributor for the Principal Investment Funds.

          Subsidiaries wholly-owned by Principal International Argentina, S.A. (Argentina):

          a. Principal Retiro Compania de Seguros de Retiro, S.A. (Argentina) an annuity company.

          b. Principal Life Compania de Seguros, S.A. (Argentina) a life insurance company.

          Subsidiary wholly-owned by Principal International de Chile, S.A.:

          a. Principal Compania de Seguros de Vida Chile S.A. (Chile) life insurance company.

          Subsidiary 60% owned by Principal Compania de Seguros de Vida Chile S.A. (Chile):

          a.   Andueza  &  Principal   Creditos   Hipotecarios  S.A.  (Chile)  a
               residential mortgage company.

          Subsidiary wholly-owned by Principal Afore, S.A. de C.V.:

          a. Siefore Principal, S.A. de C.V. (Mexico) an investment fund company.

Item 27.  Number of Contractowners - As of: March 31, 2002

                     (1)                          (2)               (3)
                                             Number of Plan      Number of
          Title of Class                      Participants     Contractowners
          --------------                     --------------    --------------
          BFA Variable Annuity Contracts           62                 7
          Pension Builder Contracts               414               245
          Personal Variable Contracts             504                19
          Premier Variable Contracts             3647                88
          Flexible Variable Annuity Contract    48742             48742
          Freedom Variable Annuity Contract       632               632

Item 28.  Indemnification

               None

Item 29.       Principal Underwriters

(a) Princor Financial Services Corporation, principal underwriter for Registrant, acts as principal underwriter for, Principal Balanced Fund, Inc., Principal Blue Chip Fund, Inc., Principal Bond Fund, Inc., Principal Capital Value Fund, Inc., Principal Cash Management Fund, Inc., Principal European Equity Fund, Inc., Principal Government Securities Income Fund, Inc., Principal Growth Fund, Inc., Principal High Yield Fund, Inc., Principal International Emerging Markets Fund, Inc., Principal International Fund, Inc., Principal International SmallCap Fund, Inc., Principal Investors Fund, Inc., Principal LargeCap Stock Index Fund, Inc., Principal Limited Term Bond Fund, Inc., Principal MidCap Fund, Inc., Principal Pacific Basin Fund Inc., Principal Partners Equity Growth Fund, Inc., Principal Partners LargeCap Blend Fund, Inc., Principal Partners LargeCap Growth Fund, Inc., Principal Partners LargeCap Value Fund, Inc., Principal Partners MidCap Growth Fund, Inc., Principal Partners SmallCap Growth Fund, Inc., Principal Real Estate Fund, Inc., Principal SmallCap Fund, Inc., Principal Tax-Exempt Bond Fund, Inc., Principal Utilities Fund, Inc., Principal Variable Contracts Fund, Inc. and for variable annuity contracts participating in Principal Life Insurance Company Separate Account B, a registered unit investment trust, and for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust.

  (b)      (1)                 (2)
                               Positions
                               and offices
  Name and principal           with principal
  business address             underwriter

     Lindsay L. Amadeo        Assistant Director -
     The Principal            Marketing Services
     Financial Group
     Des Moines, IA 50392

     John E. Aschenbrenner    Director
     The Principal
     Financial Group
     Des Moines, IA 50392

     Robert W. Baehr          Marketing Services
     The Principal            Officer
     Financial Group
     Des Moines, IA 50392

     Patricia A. Barry        Assistant Corporate Secretary
     The Principal
     Financial Group
     Des Moines, IA 50392

     Craig L. Bassett         Treasurer
     The Principal
     Financial Group
     Des Moines, IA 50392

     David J. Brown           Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Michael T. Daley         Director
     The Principal
     Financial Group
     Des Moines, IA 50392

     Ralph C. Eucher          Director and
     The Principal            President
     Financial Group
     Des Moines, IA  50392

     Arthur S. Filean         Senior Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Dennis P. Francis        Director
     The Principal
     Financial Group
     Des Moines, IA  50392

     Paul N. Germain          Vice President -
     The Principal            Mutual Fund Operations
     Financial Group
     Des Moines, IA  50392

     Ernest H. Gillum         Vice President -
     The Principal            Product Development
     Financial Group
     Des Moines, IA 50392

     J. Barry Griswell        Director and
     The Principal            Chairman of the
     Financial Group          Board
     Des Moines, IA 50392

     Susan R. Haupts          Marketing Officer
     The Principal
     Financial Group
     Des Moines, IA  50392

     Joyce N. Hoffman         Sr. Vice President and
     The Principal            Corporate Secretary
     Financial Group
     Des Moines, IA 50392

     Peter R. Kornweiss       Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Kraig L. Kuhlers         Regional Sales Director
     The Principal
     Financial Group
     Des Moines, IA  50392

     John R. Lepley           Senior Vice
     The Principal            President - Marketing
     Financial Group          and Distribution
     Des Moines, IA 50392

     Kelly A. Paul            Assistant Vice President -
     The Principal            Business Systems and Technology
     Financial Group
     Des Moines, IA 50392

     Elise M. Pilkington      Assistant Director -
     The Principal            Retirement Consulting
     Financial Group
     Des Moines, IA  50392

     Martin R. Richardson     Operations Officer -
     The Principal            Broker/Dealer Services
     Financial Group
     Des Moines, IA 50392

     Michael D. Roughton      Counsel
     The Principal
     Financial Group
     Des Moines, IA 50392

     James F. Sager           Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Jean B. Schustek         Assistant Vice President -
     The Principal            Registered Products
     Financial Group
     Des Moines, IA  5092

     Kyle R. Selberg          Vice President-Marketing
     The Principal
     Financial Group
     Des Moines, IA 50392

     Karen E. Shaff           Director
     The Principal
     Financial Group
     Des Moines, IA 50392

     Minoo Spellerberg        Assistant Vice President and
     The Principal            Compliance Officer
     Financial Group
     Des Moines, IA  50392

     Paul D. Steingreaber     Director of National Sales
     The Principal
     Financial Group
     Des Moines, IA 50392

     Jamie K. Stenger         Assistant Director - Compliance
     The Principal Financial
     Group

     Kirk L. Tibbetts         Senior Vice President and
     The Principal            Chief Financial Officer
     Financial Group
     Des Moines, IA 50392

     Larry D. Zimpleman       Director
     The Principal
     Financial Group
     Des Moines, IA  50392


           (c)        (1)                       (2)

                                      Net Underwriting
            Name of Principal           Discounts and
               Underwriter               Commissions

       Princor Financial                 $14,886,087
       Services Corporation

              (3)                       (4)                 (5)

        Compensation on             Brokerage
           Redemption              Commissions         Compensation

                0                       0                    0



Item 30.  Location of Accounts and Records

          All accounts, books or other documents of the Registrant are located at the offices of the Depositor, The Principal Financial Group, Des Moines, Iowa 50392.

Item 31.  Management Services

          Inapplicable

Item 32.  Undertakings

          The Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

          The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

          The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

  REPRESENTATION PURSUANT TO SECTION 26 OF THE INVESTMENT COMPANY ACT OF 1940

Principal Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Principal Life Insurance Company Separate Account B, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized in the City of Des Moines and State of Iowa, on the 29th day of April, 2002

                         PRINCIPAL LIFE INSURANCE COMPANY
                         SEPARATE ACCOUNT B

                                 (Registrant)


                         By:  PRINCIPAL LIFE INSURANCE COMPANY

                                 (Depositor)

                                   /s/ J. Barry Griswell
                         By ______________________________________________
                              J. Barry Griswell
                              Chairman, President and Chief Executive Officer

Attest:

/s/ Joyce N. Hoffman
-----------------------------------
Joyce N. Hoffman
Senior Vice President and
  Corporate Secretary


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature                          Title                           Date

/s/ J. B. Griswell             President, Chairman            April 29, 2002
--------------------           and CEO
J. B. Griswell


/s/ D. C. Cunningham           Vice President and             April 29, 2002
--------------------           Controller (Principal
D. C. Cunningham               Accounting Officer)


/s/ M. H. Gersie               Executive Vice President and   April 29, 2002
--------------------           Chief Financial Officer
M. H. Gersie                   (Principal Financial Officer)


  (B. J. Bernard)*             Director                       April 29, 2002
--------------------
B. J. Bernard


  (J. Carter-Miller)*          Director                       April 29, 2002
--------------------
J. Carter-Miller


  (G. E. Costley)*             Director                       April 29, 2002
--------------------
G. E. Costley


  (D. J. Drury)*               Director                       April 29, 2002
--------------------
D. J. Drury


  (C. D. Gelatt, Jr.)*         Director                       April 29, 2002
--------------------
C. D. Gelatt, Jr.


  (S. L. Helton)*              Director                       April 29, 2002
--------------------
S. L. Helton


  (C. S. Johnson)*             Director                       April 29, 2002
--------------------
C. S. Johnson


  (W. T. Kerr)*                Director                       April 29, 2002
--------------------
W. T. Kerr


  (R. L. Keyser)*              Director                       April 29, 2002
--------------------
R. L. Keyser


  (V. H. Loewenstein)*         Director                       April 29, 2002
--------------------
V. H. Loewenstein


  (R. D. Pearson)*             Director                       April 29, 2002
--------------------
R. D. Pearson


  (F. F. Pena)*                Director                       April 29, 2002
--------------------
F. F. Pena


  (D. M. Stewart)*             Director                       April 29, 2002
--------------------
D. M. Stewart


  (E. E. Tallett)*             Director                       April 29, 2002
--------------------
E. E. Tallett


                          *By    /s/ J. Barry Griswell
                                 ------------------------------------
                                 J. Barry Griswell
                                 Chairman, President and Chief Executive Officer

                                 Pursuant to Powers of Attorney
                                 Previously Filed or Included

                               POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that the undersigned director of Principal Life Insurance Company, an Iowa corporation (the "Company"), hereby constitutes and appoints M. H. Gersie, J. B. Griswell, K. E. Shaff and J. N. Hoffman, and each of them (with full power to each of them to act alone), the undersigned's true and lawful attorney-in-fact and agent, with full power of substitution to each, for and on behalf and in the name, place and stead of the undersigned, to execute and file any of the documents referred to below relating to registration under the Securities Act of 1933 with respect to variable annuity contracts, with premiums received in connection with such contracts held in the Principal Life Insurance Company Separate Account B on Form N-4 or other forms under the Securities Act of 1933, and any and all amendments thereto and reports thereunder with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person; hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, the undersigned director has hereunto set his hand this 29th day of April, 2002.


                                   /s/Sandra L. Helton
                                   _____________________________________
                                   Sandra L. Helton

                               POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that the undersigned director of Principal Life Insurance Company, an Iowa corporation (the "Company"), hereby constitutes and appoints M. H. Gersie, J. B. Griswell, K. E. Shaff and J. N. Hoffman, and each of them (with full power to each of them to act alone), the undersigned's true and lawful attorney-in-fact and agent, with full power of substitution to each, for and on behalf and in the name, place and stead of the undersigned, to execute and file any of the documents referred to below relating to registration under the Securities Act of 1933 with respect to variable annuity contracts, with premiums received in connection with such contracts held in the Principal Life Insurance Company Separate Account B on Form N-4 or other forms under the Securities Act of 1933, and any and all amendments thereto and reports thereunder with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person; hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, the undersigned director has hereunto set his hand this 29th day of April, 2002.


                                   /s/G. E. Costley
                                   _______________________________________
                                   G. E. Costley

                               POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that the undersigned director of Principal Life Insurance Company, an Iowa corporation (the "Company"), hereby constitutes and appoints M. H. Gersie, J. B. Griswell, K. E. Shaff and J. N. Hoffman, and each of them (with full power to each of them to act alone), the undersigned's true and lawful attorney-in-fact and agent, with full power of substitution to each, for and on behalf and in the name, place and stead of the undersigned, to execute and file any of the documents referred to below relating to registration under the Securities Act of 1933 with respect to variable annuity contracts, with premiums received in connection with such contracts held in the Principal Life Insurance Company Separate Account B on Form N-4 or other forms under the Securities Act of 1933, and any and all amendments thereto and reports thereunder with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person; hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, the undersigned director has hereunto set his hand this 29th day of April, 2002.


                                   /s/R. L. Keyser
                                   _____________________________
                                   R. L. Keyser